As filed with the Securities and Exchange
                        Commission on December 28, 2009

                                                             File Nos. 333-87002
                                                                       811-21081

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 22          X

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 25        X

                  AllianceBernstein Blended Style Series, Inc.
              1345 Avenue of the Americas, New York, New York 10105
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of Communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                                1200 G Street, NW
                                    Suite 350
                              Washington, DC 20005

It is proposed that this filing will become effective (check appropriate box)

     |_| immediately upon filing pursuant to paragraph (b) |X| on December 31, 2009 pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(1) |_| on (date) pursuant to paragraph (a)(1)
     |_| 75 days after filing pursuant to paragraph (a)(2) |_| on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 22 relates solely to the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of the AllianceBernstein U.S. Large Cap Portfolio, the AllianceBernstein 2000 Retirement Strategy, the AllianceBernstein 2005 Retirement Strategy, the AllianceBernstein 2010 Retirement Strategy, the AllianceBernstein 2015 Retirement Strategy, the AllianceBernstein 2020 Retirement Strategy, the AllianceBernstein 2025 Retirement Strategy, the AllianceBernstein 2030 Retirement Strategy, the AllianceBernstein 2035 Retirement Strategy, the AllianceBernstein 2040 Retirement Strategy, the AllianceBernstein 2045 Retirement Strategy, the AllianceBernstein 2050 Retirement Strategy and the AllianceBernstein 2055 Retirement Strategy. No information contained in the Registrant's Registration Statement relating to the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of the AllianceBernstein Global Blend Portfolio of the Registrant is amended or superseded hereby.

RETIREMENT STRATEGIES -- (A, B, C AND ADVISOR CLASS SHARES)

PROSPECTUS  |  DECEMBER 31, 2009


AllianceBernstein Retirement Strategies(R)

        AllianceBernstein 2000 Retirement Strategy

        AllianceBernstein 2005 Retirement Strategy

        AllianceBernstein 2010 Retirement Strategy

        AllianceBernstein 2015 Retirement Strategy

        AllianceBernstein 2020 Retirement Strategy

        AllianceBernstein 2025 Retirement Strategy

        AllianceBernstein 2030 Retirement Strategy

        AllianceBernstein 2035 Retirement Strategy

        AllianceBernstein 2040 Retirement Strategy

        AllianceBernstein 2045 Retirement Strategy

        AllianceBernstein 2050 Retirement Strategy

        AllianceBernstein 2055 Retirement Strategy

Each of the AllianceBernstein Retirement Strategies seeks the highest total return over time consistent with its asset mix. The asset mix in each AllianceBernstein Retirement Strategy will emphasize capital growth for periods further from retirement (which, for example, is the case for the AllianceBernstein 2055 Retirement Strategy) and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the AllianceBernstein 2000 Retirement Strategy). All AllianceBernstein Retirement Strategies will eventually have a static asset allocation mix fifteen years after the target retirement year.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

     [LOGO]
       AB
ALLIANCEBERNSTEIN

Investment Products Offered
.. Are Not FDIC Insured
.. May Lose Value
.. Are Not Bank Guaranteed

TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                             Page

RISK/RETURN SUMMARY.........................................   4

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES AND RISKS......   4
  Performance and Bar Chart Information.....................   6
  Risks Summary.............................................  19

FEES AND EXPENSES OF THE STRATEGIES.........................  22

INVESTING IN THE STRATEGIES.................................  32
  How to Buy Shares.........................................  32
  The Different Share Class Expenses........................  34
  Sales Charge Reduction Programs...........................  36
  CDSC Waivers and Other Programs...........................  38
  The "Pros" and "Cons" of Different Share Classes..........  39
  Payments to Financial Advisors and Their Firms............  40
  How to Exchange Shares....................................  42
  How to Sell or Redeem Shares..............................  42
  Frequent Purchases and Redemptions of Strategy Shares.....  44
  How the Strategies Value Their Shares.....................  46

DESCRIPTION OF THE STRATEGIES...............................  47
  Investment Objectives and Principal Policies..............  47
  Description of Underlying Portfolios......................  47
  Additional Investment Practices...........................  52

MANAGEMENT OF THE STRATEGIES................................  54
  Investment Adviser........................................  54
  Portfolio Managers........................................  55
  Legal Proceedings.........................................  55
  Performance of Equity and Fixed-Income Investment Teams...  56
  Transfer Agency and Retirement Plan Services..............  59

DIVIDENDS, DISTRIBUTIONS AND TAXES..........................  61

GENERAL INFORMATION.........................................  63

GLOSSARY....................................................  64

FINANCIAL HIGHLIGHTS........................................  65

APPENDIX A--HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION. A-1

The investment adviser for the AllianceBernstein Retirement Strategies is AllianceBernstein L.P., or the Adviser, a global investment manager providing diversified services to institutions and individuals through a broad line of investments, including approximately 106 mutual funds.


RISK/RETURN SUMMARY

The following is a summary of certain key information about the ALLIANCEBERNSTEIN RETIREMENT STRATEGIES. This Summary describes the Strategies' objectives, principal investment strategies, principal risks, and fees.

A more detailed description of the Strategies can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

Other important things for you to note:

..  You may lose money by investing in a Strategy.

.. An investment in a Strategy is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES AND RISKS

The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy will seek to achieve its objective by investing in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). Each Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategies' asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Strategy, that Strategy's asset mix seeks to minimize the likelihood that an investor in that Strategy experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Strategy's retirement date. Thereafter, the target asset allocation for that Strategy will generally be fixed. The static allocation of a Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 25% equities and 10% real estate investment trusts or REITs.

The Adviser will allow the relative weightings of a Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart shows each Strategy's target allocation for the various asset classes as of the date of this Prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGY
ASSET ALLOCATION BY RETIREMENT YEAR
--------------------------------------------------------------------------------


YEARS BEFORE/AFTER                                                                 5 YEARS 10 YEARS 15 YEARS
RETIREMENT             50   45   40   35   30   25   20   15   10   5   RETIREMENT  AFTER   AFTER*   AFTER*
------------------------------------------------------------------------------------------------------------
ASSET CLASS
Short Duration Bonds    --   --   --   --   --   --   --   --   --   --      --      9.0     18.0     27.5
Fixed-Income
 Securities (Bonds)    5.0  5.0  5.0  5.0  5.0  5.0 10.0 14.0 21.0 28.0    35.0     36.0     37.0     37.5
Real Estate
 Investment Trusts     5.0  5.0  5.0  5.0  5.0  5.0  7.0 10.0 10.0 10.0    10.0     10.0     10.0     10.0
Equity Securities
 (Stocks)             90.0 90.0 90.0 90.0 90.0 90.0 83.0 76.0 69.0 62.0    55.0     45.0     35.0     25.0
------------------------------------------------------------------------------------------------------------


*These allocations are not specific to any current AllianceBernstein Retirement
 Strategy, but reflect the expected future allocations of any Strategy once it reaches 10 and 15 years after its target retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

RETIREMENT STRATEGIES ASSET ALLOCATION
--------------------------------------------------------------------------------

The following chart illustrates how the asset mix of the Strategies will vary over time. In general, the asset mix of each Strategy will gradually shift from one comprised largely of underlying portfolios that emphasize investments in stocks to one that is comprised of a mixture of underlying portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [GRAPHIC]

PERFORMANCE AND BAR CHART INFORMATION
--------------------------------------------------------------------------------



This summary includes a table for each Strategy showing its average annual returns before and after taxes and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in a Strategy by showing:


.. how the Strategy's average annual returns for one year and over the life of the Strategy compare to those of a broad-based securities market index/* /; and

.. how the Strategy's performance changed from year to year over the life of the Strategy.

                                  PLEASE NOTE
  Each Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

  As with all investments, you may lose money by investing in the Strategies.


*A composite benchmark is also provided for each Strategy to show how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. Each composite benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia Far East (EAFE) Index; for REITS, FTSE EPRA/NAREIT Global Real Estate Developed Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. These indices reflect no deductions for fees, expenses or taxes.

ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*


(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -28.68%   -4.00%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -29.47%   -4.88%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -18.27%   -3.69%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -28.89%   -3.70%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -26.69%   -3.44%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -25.26%   -2.49%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -6.77%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%    4.76%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -20.97%   -0.75%
-----------------------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 19.24%.


                                     [CHART]

                             Calendar Year End (%)

  99    00    01    02    03    04     05     06      07     08
 ----  ----  ----  ----  ----  ----   ----   ----    ----   ----
  na    na    na    na    na    na     na   12.15    5.79  -25.50


You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 5.12%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -13.63%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*


(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -32.26%   -5.34%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -33.20%   -6.30%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -20.44%   -4.77%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -32.40%   -5.01%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -30.42%   -4.79%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -29.01%   -3.82%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -6.77%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%    4.76%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -25.98%   -2.19%
-----------------------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 22.02%.


                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   12.83   5.40  -29.28

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 5.59%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -15.72%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*


(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -35.74%   -6.36%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -36.70%   -7.26%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -22.57%   -5.57%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -35.91%   -6.06%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -33.99%   -5.81%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -32.71%   -4.88%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -6.77%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%    4.76%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -30.03%   -3.47%
-----------------------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 24.28%.


                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   13.97   5.65  -32.88

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 6.29%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -17.88%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*


(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -38.39%   -7.14%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -39.19%   -7.92%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -24.36%   -6.17%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -38.53%   -6.83%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -36.67%   -6.58%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -35.47%   -5.64%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -6.77%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%    4.76%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -32.49%   -4.17%
-----------------------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 25.52%.


                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   15.28   5.45  -35.67

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 6.98%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -19.40%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*


(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -40.83%   -8.00%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -41.58%   -8.72%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -25.91%   -6.83%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -40.90%   -7.69%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -39.17%   -7.44%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -38.06%   -6.52%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -6.77%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%    4.76%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -34.91%   -4.90%
-----------------------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 26.43%.


                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   16.17   5.00  -38.20

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 7.56%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -20.86%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*


(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -42.69%   -8.05%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -43.36%   -8.73%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -27.11%   -6.83%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -42.78%   -7.79%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -41.20%   -7.54%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -40.00%   -6.61%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -6.77%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%    4.76%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -36.80%   -5.42%
-----------------------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 27.00%.


                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   17.07   5.23  -40.13

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 7.98%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -21.93%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*


(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -43.47%   -8.73%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -44.04%   -9.30%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -27.66%   -7.36%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -43.63%   -8.48%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -41.93%   -8.19%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -40.78%   -7.26%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -6.77%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%    4.76%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -37.45%   -5.43%
-----------------------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 26.84%.


                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   17.64   5.52  -40.98

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 8.46%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -22.32%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*


(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -43.98%   -8.83%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -44.48%   -9.35%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -28.02%   -7.41%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -44.09%   -8.54%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -42.43%   -8.29%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -41.24%   -7.36%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -6.77%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%    4.76%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -37.73%   -5.49%
-----------------------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 25.94%.


                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   17.25   5.71  -41.49

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 8.25%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -22.48%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*


(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -43.86%   -8.49%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -44.32%   -8.98%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -27.99%   -7.14%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -44.01%   -8.20%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -42.34%   -7.94%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -41.23%   -7.04%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -6.77%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%    4.76%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -37.73%   -5.49%
-----------------------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 25.81%.



                                     [CHART]

                             Calendar Year End (%)

  99    00    01    02    03    04     05     06      07     08
 ----  ----  ----  ----  ----  ----   ----   ----    ----   ----
  na    na    na    na    na    na     na   17.78    5.61  -41.35



You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 8.60%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -22.39%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*


(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -44.01%   -8.65%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -44.46%   -9.14%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -28.09%   -7.23%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -44.23%   -8.40%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -42.57%   -8.14%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -41.41%   -7.22%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -6.77%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%    4.76%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -37.73%   -5.49%
-----------------------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 25.68%.


                                     [CHART]

                             Calendar Year End (%)

  99    00    01    02    03    04     05     06      07     08
 ----  ----  ----  ----  ----  ----   ----   ----    ----   ----
  na    na    na    na    na    na     na   17.66   5.72  -41.53


You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 8.29%, 1ST QUARTER, 2006; AND WORST QUARTER WAS DOWN -22.49%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*

(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -43.40%   -30.40%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -43.87%   -30.97%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -28.21%   -25.69%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -43.60%   -30.26%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -41.88%   -28.88%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -40.79%   -28.24%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -27.00%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%     7.46%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -37.73%   -27.92%
-----------------------------------------------------------------------------------------------



* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 6/29/07 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 27.71%.


                                     [CHART]

                             Calendar Year End (%)

  99    00    01    02    03    04     05     06      07     08
 ----  ----  ----  ----  ----  ----   ----   ----    ----   ----
  na    na    na    na    na    na     na     na      na   -40.87%


You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS DOWN -2.09%, 2ND QUARTER, 2008; AND WORST QUARTER WAS DOWN -21.66%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS*

(For the periods ended December 31, 2008)



                                                                                       SINCE
                                                                            1 YEAR  INCEPTION**
-----------------------------------------------------------------------------------------------
Class A***     Return Before Taxes                                          -43.28%   -30.61%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions                          -43.41%   -31.27%
               --------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  -28.13%   -25.84%
-----------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          -43.57%   -30.47%
-----------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          -41.82%   -29.12%
-----------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          -40.64%   -28.39%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Index+                                                        -37.00%   -27.00%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index+                                        5.24%     7.46%
-----------------------------------------------------------------------------------------------
Composite Benchmark                                                         -37.73%   -27.92%
-----------------------------------------------------------------------------------------------



* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 6/29/07 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 25.78%.


                                     [CHART]

                             Calendar Year End (%)

  99    00    01    02    03    04     05     06      07     08
 ----  ----  ----  ----  ----  ----   ----   ----    ----   ----
  na    na    na    na    na    na     na     na      na   -40.78


You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS DOWN -1.92%, 2ND QUARTER, 2008; AND WORST QUARTER WAS DOWN -20.61%, 4TH QUARTER, 2008.

RISKS SUMMARY
--------------------------------------------------------------------------------

The value of your investment in a Strategy will change with changes in the values of that Strategy's investments in the Underlying Portfolios. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Strategy's investments (including the Underlying Portfolios). The degree to which the following risks apply to a particular Strategy varies according to the Strategy's asset allocation. In general, a Strategy with a later retirement year is expected to be more volatile, and thus riskier, than a Strategy with an earlier retirement year. A Strategy that has achieved its retirement year and thereafter would be expected to be the least volatile of the Strategies.

Each Strategy's principal risks will change depending on the asset mix of the Underlying Portfolios. This Prospectus includes more information about the Underlying Portfolios and their investments under "Description of Underlying Portfolios" below.

MARKET RISK

This is the risk that the value of a Strategy's investments will fluctuate as the stock and bond markets fluctuate and that prices overall may decline over short- or long-term periods. All Strategies are subject to this risk, particularly those with a higher asset allocation of Underlying Portfolios that invest in common stocks. The value of a Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.


INTEREST RATE RISK
Changes in interest rates will affect the value of a Strategy's investments in fixed-income securities. When interest rates rise, the value of a Strategy's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK
This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in fixed-income securities.

ALLOCATION RISK
The allocation of investments among the Underlying Portfolios' different investment styles such as growth or value, equity and debt securities, or U.S. and non-U.S. securities may have a more significant effect on a Strategy's net asset value or NAV when one of these investment strategies is performing more poorly than the other.

INFLATION RISK
This is the risk that the value of assets or income from a Strategy's investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions. All Strategies are subject to this risk.

FOREIGN (NON-U.S.) RISK
A Strategy's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Strategy's investments in a country other than the United States. To the extent a Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers.

EMERGING MARKET RISK
Foreign investment risk may be particularly high to the extent a Strategy invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK
This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of a Strategy's investments or reduce the returns of a Strategy. For example, the value of a Strategy's investments in foreign stocks or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets generally are not as regulated as securities markets. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in foreign (non-U.S.) issuers.

CAPITALIZATION RISK
This is the risk of investments in small- and mid-capitalization companies. Investments in small- and mid-cap companies tend to be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. A Strategy's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in small- and mid-cap companies.

REAL ESTATE RISK
This is the risk associated with investments in real estate. Direct investments in real estate can decline due to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, indirect investments in real estate, such as REITs, have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. All Strategies are subject to this risk because they invest in the Global Real Estate Investment Portfolio.

FOCUSED PORTFOLIO RISK

Strategies that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on a Strategy's NAV. All Strategies are subject to this risk because they invest in Underlying Portfolios, such as U.S. Large Cap Growth Portfolio and International Growth Portfolio, that emphasize investments in a smaller number of companies.


DERIVATIVES RISK
This is the risk of investments in derivatives. These investments may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategies, and subject to counterparty risk to a greater degree than more traditional investments.

LEVERAGE RISK
When a Strategy borrows money or otherwise leverages its portfolio, it may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of a Strategy's investments. A Strategy may create leverage through the use of reverse repurchase arrangements, forward contracts or dollar rolls or by borrowing money.

MANAGEMENT RISK
All Strategies are subject to management risk because the Underlying Portfolios are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for each Underlying Portfolio, but there is no guarantee that its techniques will produce the intended results.

FEES AND EXPENSES OF THE STRATEGIES
--------------------------------------------------------------------------------

                 WHY ARE STRATEGY FEES AND EXPENSES IMPORTANT?
  Fees and expenses reduce the investment performance of a Strategy. The information provided below is intended to help you understand what these fees and expenses are and provides examples of the dollar amount of these costs to help you make comparisons with other funds. Some of these fees are paid, under certain circumstances, at the time you redeem or sell your shares back to the Strategy. You pay other fees and expenses indirectly because they are deducted from a Strategy's assets and reduce the value of your shares. These fees include management fees, distribution and/or service (Rule 12b-1) fees, and operating expenses.



SHAREHOLDER FEES (fees paid directly from your investment)

                                               CLASS A    CLASS B     CLASS C   ADVISOR CLASS
                                               SHARES     SHARES      SHARES       SHARES
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  4.25%(a)    None        None         None
---------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as
a percentage of original purchase price or
redemption proceeds, whichever is lower)       None(a)  4.00%(a)(b) 1.00%(a)(c)     None
---------------------------------------------------------------------------------------------
Exchange Fee                                     None      None        None         None

(a)Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A, Class B and Class C shares may also be subject to waiver in certain circumstances. See "Investing in the Strategies--CDSC Waivers and Other Programs" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information or SAI.

(b)Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.

(c)For Class C shares, the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets) AND EXAMPLES

Each Strategy's operating expense table shows the fees and expenses (including the pro rata share of expenses of the Underlying Portfolios) that you may pay if you buy and hold shares of a Strategy. The Examples are intended to help you compare the cost of investing in the Strategies with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's and Underlying Portfolios' operating expenses stay the same, and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                     ADVISOR
                                                             CLASS A CLASS B CLASS C  CLASS
--------------------------------------------------------------------------------------------
Management Fees                                                0.55%   0.55%   0.55%   0.55%
Distribution and/or Service (12b-1) Fees                       0.30%   1.00%   1.00%    None
Other Expenses
  Transfer Agent                                               0.35%   0.42%   0.35%   0.35%
  Other Expenses                                               1.44%   1.46%   1.46%   1.42%
                                                             ------- ------- ------- -------
Total Other Expenses                                           1.79%   1.88%   1.81%   1.77%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses (Before Waiver)              2.64%   3.43%   3.36%   2.32%
                                                             ======= ======= ======= =======
Waiver and/or Expense Reimbursement (a)                      (1.82)% (1.91)% (1.84)% (1.80)%
                                                             ------- ------- ------- -------
Net Expenses                                                   0.82%   1.52%   1.52%   0.52%
                                                             ======= ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%   0.04%   0.04%   0.04%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses                              0.86%   1.56%   1.56%   0.56%
                                                             ======= ======= ======= =======
--------------------------------------------------------------------------------------------


EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $  509   $  559   $  159    $  259   $  159   $   57
After 3 years*   $1,056   $1,088   $  888    $  873   $  873   $  563
After 5 years*   $1,629   $1,639   $1,639    $1,611   $1,611   $1,096
After 10 years*  $3,180   $3,441   $3,441    $3,561   $3,561   $2,557
----------------------------------------------------------------------


ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                 ADVISOR
                                                         CLASS A CLASS B CLASS C  CLASS
----------------------------------------------------------------------------------------
Management Fees                                            0.55%   0.55%   0.55%   0.55%
Distribution and/or Service (12b-1) Fees                   0.30%   1.00%   1.00%    None
Other Expenses
  Transfer Agent                                           0.17%   0.20%   0.19%   0.19%
  Other Expenses                                           0.77%   0.77%   0.77%   0.77%
                                                         ------- ------- ------- -------
Total Other Expenses                                       0.94%   0.97%   0.96%   0.96%
                                                         ------- ------- ------- -------
Total Strategy Operating Expenses (Before Waiver)          1.79%   2.52%   2.51%   1.51%
                                                         ======= ======= ======= =======
Waiver and/or Expense Reimbursement (a)                  (0.91)% (0.94)% (0.93)% (0.93)%
                                                         ------- ------- ------- -------
Net Expenses                                               0.88%   1.58%   1.58%   0.58%
                                                         ======= ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios)
(b)                                                        0.04%   0.04%   0.04%   0.04%
                                                         ------- ------- ------- -------
Total Strategy Operating Expenses                          0.92%   1.62%   1.62%   0.62%
                                                         ======= ======= ======= =======
----------------------------------------------------------------------------------------



Please refer to the footnotes on page 31.

EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $  515   $  565   $  165    $  265   $  165   $   63
After 3 years*   $  891   $  907   $  707    $  705   $  705   $  348
After 5 years*   $1,292   $1,276   $1,276    $1,272   $1,272   $  757
After 10 years*  $2,410   $2,645   $2,645    $2,816   $2,816   $1,766
----------------------------------------------------------------------


ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                     ADVISOR
                                                             CLASS A CLASS B CLASS C  CLASS
--------------------------------------------------------------------------------------------
Management Fees (c)                                            0.55%   0.55%   0.55%   0.55%
Distribution and/or Service (12b-1) Fees                       0.30%   1.00%   1.00%    None
Other Expenses
  Transfer Agent                                               0.17%   0.21%   0.20%   0.17%
  Other Expenses                                               0.23%   0.22%   0.22%   0.23%
                                                             ------- ------- ------- -------
Total Other Expenses                                           0.40%   0.43%   0.42%   0.40%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses (Before Waiver)              1.25%   1.98%   1.97%   0.95%
                                                             ======= ======= ======= =======
Waiver and/or Expense Reimbursement (a)                      (0.35)% (0.38)% (0.37)% (0.35)%
                                                             ------- ------- ------- -------
Net Expenses                                                   0.90%   1.60%   1.60%   0.60%
                                                             ======= ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%   0.04%   0.04%   0.04%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses                              0.94%   1.64%   1.64%   0.64%
                                                             ======= ======= ======= =======
--------------------------------------------------------------------------------------------


EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $  517   $  567   $  167    $  267   $  167   $   65
After 3 years*   $  784   $  797   $  597    $  595   $  595   $  280
After 5 years*   $1,070   $1,053   $1,053    $1,049   $1,049   $  513
After 10 years*  $1,886   $2,129   $2,129    $2,308   $2,308   $1,181
----------------------------------------------------------------------



Please refer to the footnotes on page 31.

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                     ADVISOR
                                                             CLASS A CLASS B CLASS C  CLASS
--------------------------------------------------------------------------------------------
Management Fees                                                0.60%   0.60%   0.60%   0.60%
Distribution and/or Service (12b-1) Fees                       0.30%   1.00%   1.00%    None
Other Expenses
  Transfer Agent                                               0.14%   0.17%   0.17%   0.14%
  Other Expenses                                               0.14%   0.15%   0.15%   0.14%
                                                             ------- ------- ------- -------
Total Other Expenses                                           0.28%   0.32%   0.32%   0.28%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses (Before Waiver)              1.18%   1.92%   1.92%   0.88%
                                                             ======= ======= ======= =======
Waiver and/or Expense Reimbursement (a)                      (0.24)% (0.28)% (0.28)% (0.24)%
                                                             ------- ------- ------- -------
Net Expenses                                                   0.94%   0.64%   1.64%   0.64%
                                                             ======= ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%   0.04%   0.04%   0.04%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses                              0.98%   1.68%   1.68%   0.68%
                                                             ======= ======= ======= =======
--------------------------------------------------------------------------------------------


EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $  521   $  571   $  171    $  271   $  171   $   69
After 3 years*   $  773   $  788   $  588    $  588   $  588   $  269
After 5 years*   $1,045   $1,031   $1,031    $1,031   $1,031   $  486
After 10 years*  $1,819   $2,071   $2,071    $2,263   $2,263   $1,109
----------------------------------------------------------------------




Please refer to the footnotes on page 31.

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                 ADVISOR
                                                         CLASS A CLASS B CLASS C  CLASS
----------------------------------------------------------------------------------------
Management Fees                                            0.60%   0.60%   0.60%   0.60%
Distribution and/or Service (12b-1) Fees                   0.30%   1.00%   1.00%    None
Other Expenses
  Transfer Agent                                           0.15%   0.19%   0.19%   0.15%
  Other Expenses                                           0.13%   0.13%   0.12%   0.13%
                                                         ------- ------- ------- -------
Total Other Expenses                                       0.28%   0.32%   0.31%   0.28%
                                                         ------- ------- ------- -------
Total Strategy Operating Expenses (Before Waiver)          1.18%   1.92%   1.91%   0.88%
                                                         ======= ======= ======= =======
Waiver and/or Expense Reimbursement (a)                  (0.20)% (0.24)% (0.23)% (0.20)%
                                                         ------- ------- ------- -------
Net Expenses                                               0.98%   1.68%   1.68%   0.68%
                                                         ======= ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios)
(b)                                                        0.04%   0.04%   0.04%   0.04%
                                                         ------- ------- ------- -------
Total Strategy Operating Expenses                          1.02%   1.72%   1.72%   0.72%
                                                         ======= ======= ======= =======
----------------------------------------------------------------------------------------


EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $  525   $  575   $  175    $  275   $  175   $   74
After 3 years*   $  777   $  792   $  592    $  590   $  590   $  273
After 5 years*   $1,048   $1,035   $1,035    $1,031   $1,031   $  490
After 10 years*  $1,823   $2,074   $2,074    $2,256   $2,256   $1,113
----------------------------------------------------------------------


ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                 ADVISOR
                                                         CLASS A CLASS B CLASS C  CLASS
----------------------------------------------------------------------------------------
Management Fees                                            0.65%   0.65%   0.65%   0.65%
Distribution and/or Service (12b-1) Fees                   0.30%   1.00%   1.00%    None
Other Expenses
  Transfer Agent                                           0.19%   0.24%   0.23%   0.19%
  Other Expenses                                           0.15%   0.16%   0.15%   0.15%
                                                         ------- ------- ------- -------
Total Other Expenses                                       0.34%   0.40%   0.38%   0.34%
                                                         ------- ------- ------- -------
Total Strategy Operating Expenses (Before Waiver)          1.29%   2.05%   2.03%   0.99%
                                                         ======= ======= ======= =======
Waiver and/or Expense Reimbursement (a)                  (0.29)% (0.35)% (0.33)% (0.29)%
                                                         ------- ------- ------- -------
Net Expenses                                               1.00%   1.70%   1.70%   0.70%
                                                         ======= ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios)
(b)                                                        0.04%   0.04%   0.04%   0.04%
                                                         ------- ------- ------- -------
Total Strategy Operating Expenses                          1.04%   1.74%   1.74%   0.74%
                                                         ======= ======= ======= =======
----------------------------------------------------------------------------------------



Please refer to the footnotes on page 31.

EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $  527   $  577   $  177    $  277   $  177   $   76
After 3 years*   $  801   $  821   $  621    $  617   $  617   $  299
After 5 years*   $1,096   $1,092   $1,092    $1,083   $1,083   $  540
After 10 years*  $1,934   $2,198   $2,198    $2,374   $2,374   $1,233
----------------------------------------------------------------------


ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                 ADVISOR
                                                         CLASS A CLASS B CLASS C  CLASS
----------------------------------------------------------------------------------------
Management Fees                                            0.65%   0.65%   0.65%   0.65%
Distribution and/or Service (12b-1) Fees                   0.30%   1.00%   1.00%    None
Other Expenses
  Transfer Agent                                           0.20%   0.26%   0.24%   0.20%
  Other Expenses                                           0.18%   0.18%   0.18%   0.18%
                                                         ------- ------- ------- -------
Total Other Expenses                                       0.38%   0.44%   0.42%   0.38%
                                                         ------- ------- ------- -------
Total Strategy Operating Expenses (Before Waiver)          1.33%   2.09%   2.07%   1.03%
                                                         ======= ======= ======= =======
Waiver and/or Expense Reimbursement (a)                  (0.31)% (0.37)% (0.35)% (0.31)%
                                                         ------- ------- ------- -------
Net Expenses                                               1.02%   1.72%   1.72%   0.72%
                                                         ======= ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios)
(b)                                                        0.04%   0.04%   0.04%   0.04%
                                                         ------- ------- ------- -------
Total Strategy Operating Expenses                          1.06%   1.76%   1.76%   0.76%
                                                         ======= ======= ======= =======
----------------------------------------------------------------------------------------


EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $  528   $  579   $  179    $  279   $  179   $   78
After 3 years*   $  811   $  831   $  631    $  627   $  627   $  310
After 5 years*   $1,115   $1,110   $1,110    $1,102   $1,102   $  560
After 10 years*  $1,976   $2,239   $2,239    $2,414   $2,414   $1,278
----------------------------------------------------------------------



Please refer to the footnotes on page 31.

ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                     ADVISOR
                                                             CLASS A CLASS B CLASS C  CLASS
--------------------------------------------------------------------------------------------
Management Fees                                                0.65%   0.65%   0.65%   0.65%
Distribution and/or Service (12b-1) Fees                       0.30%   1.00%   1.00%    None
Other Expenses
  Transfer Agent                                               0.22%   0.28%   0.26%   0.22%
  Other Expenses                                               0.26%   0.26%   0.26%   0.26%
                                                             ------- ------- ------- -------
Total Other Expenses                                           0.48%   0.54%   0.52%   0.48%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses (Before Waiver)              1.43%   2.19%   2.17%   1.13%
                                                             ======= ======= ======= =======
Waiver and/or Expense Reimbursement (a)                      (0.41)% (0.47)% (0.45)% (0.41)%
                                                             ------- ------- ------- -------
Net Expenses                                                   1.02%   1.72%   1.72%   0.72%
                                                             ======= ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%   0.04%   0.04%   0.04%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses                              1.06%   1.76%   1.76%   0.76%
                                                             ======= ======= ======= =======
--------------------------------------------------------------------------------------------


EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $  528   $  579   $  179    $  279   $  179   $   78
After 3 years*   $  832   $  852   $  652    $  648   $  648   $  331
After 5 years*   $1,156   $1,152   $1,152    $1,144   $1,144   $  604
After 10 years*  $2,074   $2,336   $2,336    $2,509   $2,509   $1,384
----------------------------------------------------------------------


ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                     ADVISOR
                                                             CLASS A CLASS B CLASS C  CLASS
--------------------------------------------------------------------------------------------
Management Fees                                                0.65%   0.65%   0.65%   0.65%
Distribution and/or Service (12b-1) Fees                       0.30%   1.00%   1.00%    None
Other Expenses
  Transfer Agent                                               0.25%   0.31%   0.32%   0.25%
  Other Expenses                                               0.31%   0.31%   0.31%   0.31%
                                                             ------- ------- ------- -------
Total Other Expenses                                           0.56%   0.62%   0.63%   0.56%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses (Before Waiver)              1.51%   2.27%   2.28%   1.21%
                                                             ======= ======= ======= =======
Waiver and/or Expense Reimbursement (a)                      (0.49)% (0.55)% (0.56)% (0.49)%
                                                             ------- ------- ------- -------
Net Expenses                                                   1.02%   1.72%   1.72%   0.72%
                                                             ======= ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%   0.04%   0.04%   0.04%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses                              1.06%   1.76%   1.76%   0.76%
                                                             ======= ======= ======= =======
--------------------------------------------------------------------------------------------



Please refer to the footnotes on page 31.

EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $  528   $  579   $  179    $  279   $  179   $   78
After 3 years*   $  848   $  869   $  669    $  671   $  671   $  348
After 5 years*   $1,189   $1,185   $1,185    $1,189   $1,189   $  639
After 10 years*  $2,152   $2,412   $2,412    $2,613   $2,613   $1,468
----------------------------------------------------------------------


ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                     ADVISOR
                                                             CLASS A CLASS B CLASS C  CLASS
--------------------------------------------------------------------------------------------
Management Fees                                                0.65%   0.65%   0.65%   0.65%
Distribution and/or Service (12b-1) Fees                       0.30%   1.00%   1.00%    None
Other Expenses
  Transfer Agent                                               0.30%   0.42%   0.36%   0.31%
  Other Expenses                                               0.51%   0.51%   0.52%   0.50%
                                                             ------- ------- ------- -------
Total Other Expenses                                           0.81%   0.93%   0.88%   0.81%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses (Before Waiver)              1.76%   2.58%   2.53%   1.46%
                                                             ======= ======= ======= =======
Waiver and/or Expense Reimbursement (a)                      (0.74)% (0.86)% (0.81)% (0.74)%
                                                             ------- ------- ------- -------
Net Expenses                                                   1.02%   1.72%   1.72%   0.72%
                                                             ======= ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%   0.04%   0.04%   0.04%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses                              1.06%   1.76%   1.76%   0.76%
                                                             ======= ======= ======= =======
--------------------------------------------------------------------------------------------


EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $  528   $  579   $  179    $  279   $  179   $   78
After 3 years*   $  898   $  933   $  733    $  722   $  722   $  401
After 5 years*   $1,292   $1,313   $1,313    $1,293   $1,293   $  748
After 10 years*  $2,393   $2,689   $2,689    $2,845   $2,845   $1,727
----------------------------------------------------------------------




Please refer to the footnotes on page 31.

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                     ADVISOR
                                                             CLASS A CLASS B CLASS C  CLASS
--------------------------------------------------------------------------------------------
Management Fees                                                0.65%   0.65%   0.65%   0.65%
Distribution and/or Service (12b-1) Fees                       0.30%   1.00%   1.00%    None
Other Expenses
  Transfer Agent                                               0.85%   1.06%   0.91%   0.85%
  Other Expenses                                               5.31%   5.93%   5.49%   5.25%
                                                             ------- ------- ------- -------
Total Other Expenses                                           6.16%   6.99%   6.40%   6.10%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses (Before Waiver)              7.11%   8.64%   8.05%   6.75%
                                                             ======= ======= ======= =======
Waiver and/or Expense Reimbursement (a)                      (6.09)% (6.92)% (6.33)% (6.03)%
                                                             ------- ------- ------- -------
Net Expenses                                                   1.02%   1.72%   1.72%   0.72%
                                                             ======= ======= ======= =======
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%   0.04%   0.04%   0.04%
                                                             ------- ------- ------- -------
Total Strategy Operating Expenses                              1.06%   1.76%   1.76%   0.76%
                                                             ======= ======= ======= =======
--------------------------------------------------------------------------------------------


EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $  528   $  579   $  179    $  279   $  179   $   78
After 3 years*   $1,921   $2,101   $1,906    $1,798   $1,798   $1,468
After 5 years*   $3,255   $3,508   $3,508    $3,319   $3,319   $2,809
After 10 years*  $6,346   $6,808   $6,808    $6,728   $6,728   $5,957
----------------------------------------------------------------------


ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                                                        ADVISOR
                                                             CLASS A  CLASS B  CLASS C   CLASS
------------------------------------------------------------------------------------------------
Management Fees                                                 0.65%    0.65%    0.65%    0.65%
Distribution and/or Service (12b-1) Fees                        0.30%    1.00%    1.00%     None
Other Expenses
  Transfer Agent                                                2.64%    2.96%    2.85%    2.70%
  Other Expenses                                               19.44%   20.04%   20.29%   19.10%
                                                             -------- -------- -------- --------
Total Other Expenses                                           22.08%   23.00%   23.14%   21.80%
                                                             -------- -------- -------- --------
Total Strategy Operating Expenses (Before Waiver)              23.03%   24.65%   24.79%   22.45%
                                                             ======== ======== ======== ========
Waiver and/or Expense Reimbursement (a)                      (22.01)% (22.93)% (23.07)% (21.73)%
                                                             -------- -------- -------- --------
Net Expenses                                                    1.02%    1.72%    1.72%    0.72%
                                                             ======== ======== ======== ========
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)     0.04%    0.04%    0.04%    0.04%
                                                             -------- -------- -------- --------
Total Strategy Operating Expenses                               1.06%    1.76%    1.76%    0.76%
                                                             ======== ======== ======== ========
------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 31.

EXAMPLES


                                                               ADVISOR
                 CLASS A CLASS B+ CLASS B++ CLASS C+ CLASS C++  CLASS
----------------------------------------------------------------------
After 1 year     $   528 $   579   $   179  $   279   $   179  $    78
After 3 years*   $ 4,328 $ 4,472   $ 4,322  $ 4,339   $ 4,339  $ 3,982
After 5 years*   $ 6,879 $ 6,995   $ 6,995  $ 7,014   $ 7,014  $ 6,640
After 10 years*  $10,164 $10,185   $10,185  $10,231   $10,231  $10,141
----------------------------------------------------------------------


(a)Reflects the Adviser's contractual waiver of a portion of its advisory fees and/or reimbursement of a portion of the Strategy's operating expenses. This waiver extends through the Strategy's current fiscal year and may be extended by the Adviser for additional one-year terms.


(b)"Acquired Fund Fees and Expenses" are based upon the allocation of the Strategy's assets among the Underlying Portfolios as of August 31, 2009. "Acquired Fund Fees and Expenses" will vary with the changes in the expenses of the Underlying Portfolios, as well as allocation of the Strategy's assets, and may be higher or lower than those shown above.

(c)Restated to reflect current fees.


* These examples assume that the Adviser's agreement to waive advisory fees and/or reimburse the Strategy's expenses is not extended beyond the end of the Strategy's current fiscal year.

+ Assumes redemption at end of period and, with respect to shares held for ten years, conversion of Class B shares to Class A shares after eight years.

++Assumes no redemption at end of period and, with respect to shares held for ten years, conversion of Class B shares to Class A shares after eight years.

INVESTING IN THE STRATEGIES
--------------------------------------------------------------------------------


This section discusses how to buy, sell or redeem, or exchange different classes of shares of a Strategy that are offered in this Prospectus. Each Strategy offers four classes of shares through this Prospectus. Retirement shares of the Strategies are available through a separate Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The 'Pros' and 'Cons' of Different Share Classes" below. Keep in mind that ONLY CLASS A SHARES OFFER QUANTITY DISCOUNTS ON SALES CHARGES, as described more fully under "Sales Charge Reduction Programs" below.


HOW TO BUY SHARES


The purchase of a Strategy's shares is priced at the next determined NAV after your order is received in proper form.


CLASS A, CLASS B AND CLASS C SHARES

You may purchase a Strategy's Class A, Class B or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Strategies' principal underwriter, AllianceBernstein Investments, Inc., or ABI.


EFFECTIVE JANUARY 31, 2009, SALES OF CLASS B SHARES OF THE STRATEGIES TO NEW INVESTORS WERE SUSPENDED. CLASS B SHARES MAY ONLY BE PURCHASED (I) BY EXISTING CLASS B SHAREHOLDERS AS OF JANUARY 31, 2009, (II) THROUGH THE EXCHANGE OF CLASS B SHARES FROM ANOTHER ALLIANCEBERNSTEIN MUTUAL FUND, AND (III) AS OTHERWISE DESCRIBED BELOW.


PURCHASE MINIMUMS AND MAXIMUMS




MINIMUMS:



--Initial:                     $2,500
--Subsequent:                  $   50



*These purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. Please see "Retirement Plans, Tax-Deferred Accounts and Employee Benefit Plans" and "Automatic Investment Program" below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI.

MAXIMUM INDIVIDUAL PURCHASE AMOUNT:



--Class A shares:                    None
--Class B shares:              $  100,000
--Class C shares:              $1,000,000


Your broker or financial advisor must receive your purchase request by 4:00 p.m., Eastern time, and submit it to the Strategy by a prearranged time for you to receive the next-determined net asset value or NAV, less any applicable initial sales charge.

If you are an existing Strategy shareholder and you have completed the appropriate section of the Mutual Fund Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. AllianceBernstein Investors Services, Inc., or ABIS, must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

ADVISOR CLASS SHARES
You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares are intended to be purchased and held solely:

.. through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

.. through a defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

.. by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.


RETIREMENT PLANS, TAX-DEFERRED ACCOUNTS AND EMPLOYEE BENEFIT PLANS
Special eligibility rules apply to these type of investments. Except as indicated, there are no investment minimums for the plans listed below. Class A shares are available to:


..  Traditional and Roth IRAs (the minimums listed in the table above apply);

..  SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans;


.. AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 Automatic Investment Program monthly minimum);


..  AllianceBernstein Link, AllianceBernstein Individual 401(k), and
   AllianceBernstein SIMPLE IRA plans; and

.. certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of a Strategy.

Group retirement plans that selected Class B shares as an investment alternative under their plan before September 2, 2003 may continue to purchase Class B shares.

Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees and to group retirement plans with plan assets of less than $1,000,000.

REQUIRED INFORMATION

Each Strategy is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Strategy may also ask to see other identifying documents. If you do not provide the information, the Strategy will not be able to open your account. If a Strategy is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Strategy believes it has identified potentially criminal activity, that Strategy reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority ("FINRA") member firm.


A Strategy is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any individual shareholder who has not provided the Strategy with his or her certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your Mutual Fund Application.

GENERAL
ABI may refuse any order to purchase shares. Each Strategy reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees, initial sales charges and/or CDSCs. ONLY CLASS A SHARES OFFER QUANTITY DISCOUNTS, as described below.


                           WHAT IS A RULE 12B-1 FEE?

  A Rule 12b-1 fee is a fee deducted from a Strategy's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the Strategy's fee table near the front of this Prospectus.


ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES

Each Strategy has adopted a plan under Securities and Exchange Commission ("Commission") Rule 12b-1 that allows the Strategy to pay asset-based sales charges or distribution and/or service (Rule 12b-1) fees for the distribution and sale of its shares. The amount of these fees for each class of a Strategy's shares is up to:


                                  DISTRIBUTION AND/OR SERVICE
                                    (RULE 12B-1) FEE (AS A
                                    PERCENTAGE OF AGGREGATE
                                   AVERAGE DAILY NET ASSETS)
                   ------------------------------------------
                   Class A                    .30%
                   Class B                   1.00%
                   Class C                   1.00%
                   Advisor Class             None


Because these fees are paid out of a Strategy's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher Rule 12b-1 fees than Class A shares. Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares. The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.


CLASS A SHARES - INITIAL SALES CHARGE ALTERNATIVE

You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Any applicable sales charge will be deducted directly from your investment. Larger investments are subject to "breakpoints" or "quantity discounts" as discussed below. Purchases of Class A shares in the amount of $1,000,000 or more or by AllianceBernstein or non-AllianceBernstein sponsored group retirement plans are not subject to an initial sales charge but may be subject to a CDSC of up to 1% if redeemed or terminated within one year.

CLASS B SHARES - DEFERRED SALES CHARGE ALTERNATIVE

EFFECTIVE JANUARY 31, 2009, SALES OF CLASS B SHARES OF THE STRATEGIES TO NEW INVESTORS WERE SUSPENDED. CLASS B SHARES MAY ONLY BE PURCHASED (I) BY EXISTING CLASS B SHAREHOLDERS AS OF JANUARY 31, 2009, (II) THROUGH THE EXCHANGE OF CLASS B SHARES FROM ANOTHER ALLIANCEBERNSTEIN MUTUAL FUND, AND (III) AS OTHERWISE DESCRIBED BELOW.

You can purchase Class B shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in a Strategy. Your investment is subject to a CDSC if you redeem shares within four years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:


                          YEARS SINCE PURCHASE  CDSC
                          ---------------------------
                          First                 4.00%
                          Second                3.00%
                          Third                 2.00%
                          Fourth                1.00%
                          Fifth and thereafter  None

If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to the Class B shares received. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares or purchase of CollegeBoundfund units.

Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

CLASS C SHARES - ASSET-BASED SALES CHARGE ALTERNATIVE

You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in a Strategy. Your investment is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to units of the CollegeBoundfund. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares or purchase of CollegeBoundfund units.


Class C shares do not convert to any other class of Strategy shares.

                          HOW IS THE CDSC CALCULATED?
  The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Strategy shares acquired through an exchange, the cost of the AllianceBernstein Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

ADVISOR CLASS SHARES - FEE-BASED PROGRAM ALTERNATIVE

You may purchase Advisor Class shares through your financial advisor. Advisor Class shares are not subject to any initial or contingent sales charges, although your financial advisor may charge a fee.


SALES CHARGE REDUCTION PROGRAMS
THIS SECTION INCLUDES IMPORTANT INFORMATION ABOUT SALES CHARGE REDUCTION PROGRAMS AVAILABLE TO INVESTORS IN CLASS A SHARES AND DESCRIBES INFORMATION OR RECORDS YOU MAY NEED TO PROVIDE TO A STRATEGY OR YOUR FINANCIAL INTERMEDIARY IN ORDER TO BE ELIGIBLE FOR SALES CHARGE REDUCTION PROGRAMS.

Information about sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.AllianceBernstein.com (click on "US Investors & Financial Advisors" then "Investment Insights--Investor Education" then "Sales Charge Reduction Programs"). More information on BREAKPOINTS and other sales charge waivers is available in the Strategies' SAI.



           You Can Reduce Sales Charges When Buying Class A Shares.



BREAKPOINTS OR QUANTITY DISCOUNTS OFFERED BY THE STRATEGIES
The Strategies offer investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as BREAKPOINTS, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

BREAKPOINTS or QUANTITY DISCOUNTS allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A shares of a Strategy is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, 1-year CDSC may apply.

The sales charge schedule of Class A share QUANTITY DISCOUNTS is as follows:

                                            INITIAL SALES CHARGE
                                            ------------------
                                             AS % OF    AS % OF
                                            NET AMOUNT  OFFERING
                 AMOUNT PURCHASED            INVESTED    PRICE
                 -----------------------------------------------
                 Up to $100,000                4.44%      4.25%
                 $100,000 up to $250,000       3.36       3.25
                 $250,000 up to $500,000       2.30       2.25
                 $500,000 up to $1,000,000     1.78       1.75
                 $1,000,000 and above          0.00       0.00

RIGHTS OF ACCUMULATION
To determine if a new investment in Class A shares is eligible for a QUANTITY DISCOUNT, a shareholder can combine the value of the new investment in a Strategy with the value of existing investments in that Strategy, any other AllianceBernstein Mutual Fund, AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is a participant. The AllianceBernstein Mutual Funds use the current NAV of your existing investments when combining them with your new investment.

COMBINED PURCHASE PRIVILEGES
A shareholder may qualify for a QUANTITY DISCOUNT by combining purchases of shares of a Strategy into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Strategy or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by:

.. an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts;

.. a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

..  the employee benefit plans of a single employer; or

.. any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Strategy.

LETTER OF INTENT
An investor may not immediately invest a sufficient amount to reach a QUANTITY DISCOUNT, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a QUANTITY DISCOUNT. For these situations, each Strategy offers a LETTER OF INTENT, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares of a Strategy or any AllianceBernstein Mutual Fund within 13 months. The Strategy will then apply the QUANTITY DISCOUNT to each of the investor's purchases of Class A shares that would apply to the total amount stated in the LETTER OF INTENT. If an investor fails to invest the total amount stated in the LETTER OF INTENT, the Strategy will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase shares under a single LETTER OF INTENT.


REQUIRED SHAREHOLDER INFORMATION AND RECORDS
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify a Strategy that the shareholder qualifies for a reduction. Without notification, the Strategy is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide certain information or records to his or her financial intermediary or the Strategy to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of a Strategy or other AllianceBernstein Mutual Funds held in:

.. all of the shareholder's accounts at the Strategies or a financial intermediary;

..  any account of the shareholder at another financial intermediary; and

.. accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.


OTHER PROGRAMS
Class A shareholders may be able to purchase additional Class A shares with a reduced or eliminated sales charge through the following AllianceBernstein programs: DIVIDEND REINVESTMENT PROGRAM, DIVIDEND DIRECTION PLAN and REINSTATEMENT PRIVILEGE. These additional programs are described under "CDSC Waivers and Other Programs" below.

CLASS A SHARES - PURCHASES NOT SUBJECT TO SALES CHARGES

Each Strategy may sell its Class A shares at NAV without an initial sales charge to some categories of investors, including:

..  AllianceBernstein Link, AllianceBernstein Individual 401(k), and
   AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees;


.. persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for services in the nature of investment advisory or administrative services;

.. plan participants who roll over amounts distributed from employer maintained retirement plans to AllianceBernstein-sponsored IRAs where the plan is a client of or serviced by AllianceBernstein's Institutional Investment Management or Bernstein Global Wealth Management Divisions, including subsequent contributions to those IRAs; or

.. certain other investors, such as management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management Division, employees of selected dealers authorized to sell a Strategy's shares, and employees of the Adviser.

Please see the Strategies' SAI for more information about purchases of Class A shares without sales charges.


CDSC WAIVERS AND OTHER PROGRAMS

        Here Are Some Ways To Avoid Or Minimize Charges On Redemption.

CDSC WAIVERS
The Strategies will waive the CDSCs on redemptions of shares in the following circumstances, among others:

..  permitted exchanges of shares;

..  following the death or disability of a shareholder;

.. if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder that has attained the age of 70 1/2;

.. if the proceeds of the redemption are invested directly in a CollegeBoundfund account; or

.. if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

DIVIDEND REINVESTMENT PROGRAM
Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Strategy under the Strategy's Dividend Reinvestment Program. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

DIVIDEND DIRECTION PLAN
A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Strategy, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein Mutual Fund(s).

AUTOMATIC INVESTMENT PROGRAM

The Automatic Investment Program allows investors to purchase shares of a Strategy through pre-authorized transfers of funds from the investor's bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or
(ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more. As of January 31, 2009, the Automatic Investment Program was available for purchase of Class B shares only if a shareholder were enrolled in the Program prior to January 31, 2009. Please see the Strategies' SAI for more details.


REINSTATEMENT PRIVILEGE

A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date.


SYSTEMATIC WITHDRAWAL PLAN
The Strategies offer a systematic withdrawal plan that permits the redemption of Class A, Class B or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of the Strategy account would be free of a CDSC. Shares would be redeemed so that Class B shares not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) would be redeemed first and Class B shares that are held the longest would be redeemed next. For Class A and Class C shares, shares held the longest would be redeemed first.

THE "PROS" AND "CONS" OF DIFFERENT SHARE CLASSES

The decision as to which class of shares is most beneficial to you depends on the amount you intend to invest, how long you expect to own shares, and expenses associated with owning a particular class of shares. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame.

Although investors in Class B shares do not pay an initial sales charge, Class B shares may be more costly than Class A shares before they convert to Class A shares due to their substantially higher Rule 12b-1 fees. Class B shares redeemed within four years of purchase are also subject to a CDSC. Class B shares are designed for investors with an intermediate-term investing time frame.


Class C shares should not be considered as a long-term investment because they do not convert to Class A shares and are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Thus, Class C shares are designed for investors with a short-term investing time frame.

Your financial intermediary may receive differing compensation for selling Class A, Class B, or Class C shares. See "Payments to Financial Advisors and Their Firms" below.

OTHER
A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of Class A, Class B, Class C or Advisor Class shares made through your financial advisor. The financial intermediaries of your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Strategies, including requirements as to the minimum initial and subsequent investment amounts.

YOU SHOULD CONSULT YOUR FINANCIAL ADVISOR FOR ASSISTANCE IN CHOOSING A CLASS OF STRATEGY SHARES.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Strategies. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Strategies. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Strategies may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

                       WHAT IS A FINANCIAL INTERMEDIARY?
  A financial intermediary is a firm that receives compensation for selling shares of the Strategies offered in this Prospectus and/or provides services to the Strategies' shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.


All or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1,000,000 or more or for AllianceBernstein Link, AllianceBernstein SIMPLE IRA plans with more than $250,000 in assets or for purchases made by certain other retirement plans.



ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment for sales of Class B shares and an amount equal to 1% of your investment for sales of Class C shares.



For Class A and Class C shares, up to 100% and, for Class B shares, up to 30% of the Rule 12b-1 fee applicable to these classes of shares each year may be paid to financial intermediaries.


In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees.

  Your financial advisor's firm receives compensation from the Strategies, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

  - upfront sales commissions;
  - Rule 12b-1 fees;
  - additional distribution support;
  - defrayal of costs for educational seminars and training; and
  - payments related to providing shareholder recordkeeping and/or transfer agency services.

  Please read this Prospectus carefully for information on this compensation.

OTHER PAYMENTS FOR DISTRIBUTION SERVICES AND EDUCATIONAL SUPPORT

In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.



For 2009, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds are expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $15,500,000. In 2008, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $19,000,000, for distribution services and educational support related to the AllianceBernstein Mutual Funds.


A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list". ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.


The Strategies and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Strategies--Transfer Agency and Retirement Plan Services" below. These expenses paid by the Strategies are included in "Other Expenses" under "Fees and Expenses of the Strategies--Annual Strategy Operating Expenses" above.


  IF ONE MUTUAL FUND SPONSOR MAKES GREATER DISTRIBUTION ASSISTANCE PAYMENTS THAN ANOTHER, YOUR FINANCIAL ADVISOR AND HIS OR HER FIRM MAY HAVE AN INCENTIVE TO RECOMMEND ONE FUND COMPLEX OVER ANOTHER. SIMILARLY, IF YOUR FINANCIAL ADVISOR OR HIS OR HER FIRM RECEIVES MORE DISTRIBUTION ASSISTANCE FOR ONE SHARE CLASS VERSUS ANOTHER, THEN THEY MAY HAVE AN INCENTIVE TO RECOMMEND THAT CLASS.

  PLEASE SPEAK WITH YOUR FINANCIAL ADVISOR TO LEARN MORE ABOUT THE TOTAL AMOUNTS PAID TO YOUR FINANCIAL ADVISOR AND HIS OR HER FIRM BY THE STRATEGIES, THE ADVISER, ABI AND BY SPONSORS OF OTHER MUTUAL FUNDS HE OR SHE MAY RECOMMEND TO YOU. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR FINANCIAL ADVISOR AT THE TIME OF PURCHASE.

As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:



  Ameriprise Financial Services
  AXA Advisors
  Bank of America
  Cadaret, Grant & Co.
  CCO Investment Services Corp.
  Chase Investment Services
  Citigroup Global Markets
  Commonwealth Financial Network
  Donegal Securities
  ING Advisors Network
  LPL Financial Corporation
  Merrill Lynch

  Morgan Stanley & Co. Incorporated


  Northwestern Mutual Investment Services

  Raymond James
  RBC Capital Markets Corporation
  Robert W. Baird

  SagePoint Financial, Inc.

  UBS AG
  UBS Financial Services

  Wells Fargo Advisors

  Wells Fargo Investments

Although the Strategies may use brokers and dealers that sell shares of the Strategies to effect portfolio transactions, the Strategies do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES

You may exchange your Strategy shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) provided that the other fund offers the same class of shares, after your order is received in proper form. Exchanges of shares are made at the next-determined NAV, without sales or service charges. All exchanges of shares are subject to minimum investment restrictions set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. You may request an exchange by mail or telephone. In order to receive a day's NAV, ABIS must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Strategies may modify, restrict, or terminate the exchange privilege on 60 days' written notice.


HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to a Strategy) on any day the New York Stock Exchange, or the Exchange, is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Strategy receives your redemption request in proper form. Normally, redemption proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Strategy is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

SELLING SHARES THROUGH YOUR BROKER OR FINANCIAL ADVISOR
Your broker or financial advisor must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Strategy by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your broker or financial advisor is responsible for submitting all necessary documentation to the Strategy and may charge you a fee for this service.

SELLING SHARES DIRECTLY TO A STRATEGY
BY MAIL:

.. Send a signed letter of instruction or stock power, along with certificates, to:

          AllianceBernstein Investor Services, Inc.
          P.O. Box 786003
          San Antonio, TX 78278-6003

..  For certified or overnight deliveries, send to:

          AllianceBernstein Investor Services, Inc.
          8000 IH 10 W, 4th floor
          San Antonio, TX 78230

.. For your protection, a bank, a member firm of a national stock exchange, or another eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact ABIS.

BY TELEPHONE:
.. You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

.. ABIS must receive and confirm a telephone redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.


.. For your protection, ABIS will request personal or other information from you to verify your identity and will generally record the calls. Neither a Strategy nor the Adviser, ABIS, ABI or other Strategy agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.


..  If you have selected electronic funds transfer in your Mutual Fund
   Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

..  Redemption requests by electronic funds transfer or check may not exceed
   $100,000 per Strategy Account per day.

.. Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF STRATEGY SHARES


The Strategies' Board of Directors (the "Board") has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Strategy shares or excessive or short-term trading that may disadvantage long-term Strategy shareholders. These policies are described below. There is no guarantee that the Strategies will be able to detect excessive or short-term trading and to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in Strategy shares through purchases, sales and exchanges of shares. Each Strategy reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.



RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Strategies will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Strategy's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Strategy shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause a Strategy to sell shares at inopportune times to accommodate redemptions relating to short-term trading. In particular, a Stratey may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, a Strategy may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.



Strategies that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Strategy calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Strategy share prices that are based on closing prices of foreign securities established some time before the Strategy calculates its own share price (referred to as "time zone arbitrage"). The Strategies have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Strategy calculates its NAV. While there is no assurance, the Strategies expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Strategy shareholders.



A shareholder engaging in a short-term trading strategy may also target a Strategy that does not invest primarily in foreign securities. Any Strategy that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). All Strategies may be adversely affected by price arbitrage.

POLICY REGARDING SHORT-TERM TRADING. Purchases and exchanges of shares of the Strategies should be made for investment purposes only. The Strategies will seek to prevent patterns of excessive purchases and sales of Strategy shares to the extent they are detected by the procedures described below. The Strategies reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.


..  TRANSACTION SURVEILLANCE PROCEDURES. The Strategies, through their agents,
   ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Strategy shares. This surveillance process involves several factors, which include scrutinizing transactions in Strategy shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Strategy shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Strategies may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.


.. ACCOUNT BLOCKING PROCEDURES. If the Strategies determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Strategy account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Strategy shares back to a Strategy or redemptions will continue to be permitted in accordance with the terms of the Strategy's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Strategy that the account holder did not or will not in the future engage in excessive or short-term trading.


..  APPLICATIONS OF SURVEILLANCE PROCEDURES AND RESTRICTIONS TO OMNIBUS
   ACCOUNTS. Omnibus account arrangements are common forms of holding shares of the Strategies, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Strategies apply their surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Strategies have entered into agreements with all of their financial intermediaries that require the financial intermediaries to provide the Strategies, upon the request of the Strategies or their agents, with individual account level information about their transactions. If the Strategies detect excessive trading through their monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Strategies to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of

 Strategy shares. For certain retirement plan accounts, the Strategies may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Strategy shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).


HOW THE STRATEGIES VALUE THEIR SHARES
The price of each Strategy's shares is based on its NAV, which in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Strategy's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Strategy's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Strategy does not price its shares, the NAV of a Strategy's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Strategy.

Each Underlying Portfolio values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Trustees (the "Trustees"). When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Underlying Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the oversight of the Trustees, the Trustees have delegated responsibility for valuing each Underlying Portfolio's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Trustees, to value each Underlying Portfolio's assets on behalf of the Underlying Portfolio. The Valuation Committee values Underlying Portfolio assets as described above.

DESCRIPTION OF THE STRATEGIES
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Strategy's investment objective, principal investment policies and risks. Of course, there can be no assurance that a Strategy will achieve its investment objective.

Please note that:

.. Additional descriptions of each Underlying Portfolio's investment strategies, investments and risks can be found in the Strategies' SAI.

.. Underlying Portfolios that have a policy to invest at least 80% of their net assets in securities indicated by their name, such as U.S. Value, will not change these policies without 60 days' written notice to shareholders.

.. Except as noted, a Strategy's investment objective and investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Strategy's holdings after they are purchased by a Strategy will not cause the Strategy to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES
The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each of the Strategies seeks to achieve its objective by investing in various Underlying Portfolios, which represent a variety of asset classes and investment styles. Each Strategy is managed to a specific retirement year. Each Strategy's asset mix will become more conservative, both prior to and after the target year. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Strategy, that Strategy's asset mix seeks to minimize the likelihood that an investor in that Strategy experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Strategy's retirement date. Thereafter, the target asset allocation for that Strategy will generally be fixed. The static allocation of a Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 25% equities and 10% REITs.

The Adviser will allow the relative weightings of a Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes. The Adviser may invest cash balances of the Strategies and may invest in currency transactions on behalf of the Strategies.

DESCRIPTION OF UNDERLYING PORTFOLIOS
Each Strategy invests in a combination of Underlying Portfolios. Each Strategy's target asset allocation is intended to diversify its investments among various asset classes such as stocks and bonds.


The Adviser does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, as noted above, the Adviser reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying Portfolios are being used within each asset class as of January 1, 2010 and the target allocations for each Strategy:

PERCENTAGE OF ALLIANCEBERNSTEIN RETIREMENT STRATEGY

INVESTED IN THE SPECIFIED UNDERLYING PORTFOLIO AS OF JANUARY 1, 2010

--------------------------------------------------------------------------------


                CURRENT FUND                    2055  2050  2045  2040  2035  2030  2025  2020  2015  2010  2005  2000  N/A*
------------------------------------------------------------------------------------------------------------------------------
ASSET CLASS     UNDERLYING PORTFOLIO
--------------- ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
SHORT DURATION
BONDS           Short Duration Bond                --    --    --    --    --    --    --    --    --    --  9.00 18.00 22.74
--------------- ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
BONDS           SUBTOTAL                         5.00  5.00  5.00  5.00  5.00 10.00 14.00 21.00 28.00 35.00 36.00 37.00 37.24
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
-               Inflation-Protected Securities     --    --    --    --    --    --    --  4.00  9.00 14.00 15.00 15.00 15.00
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                Intermediate Duration            5.00  5.00  5.00  5.00  5.00  5.00  7.00 10.00 12.00 14.00 16.00 19.50 20.99
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                High-Yield                         --    --    --    --    --  5.00  7.00  7.00  7.00  7.00  5.00  2.50  1.25
--------------- ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
REITS           Global Real Estate Investment    5.00  5.00  5.00  5.00  5.00  7.00 10.00 10.00 10.00 10.00 10.00 10.00 10.00
--------------- ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
STOCKS          SUBTOTAL                        90.00 90.00 90.00 90.00 90.00 83.00 76.00 69.00 62.00 55.00 45.00 35.00 30.02
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                U.S. Large Cap Growth           24.00 24.00 24.00 24.00 24.00 22.25 20.50 18.50 17.00 15.50 13.00 10.25  8.88
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                U.S. Value                      24.00 24.00 24.00 24.00 24.00 22.25 20.50 18.50 17.00 15.50 13.00 10.25  8.88
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                Small-Mid Cap Growth             7.50  7.50  7.50  7.50  7.50  6.75  6.00  5.50  4.75  3.75  2.75  2.00  1.63
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                Small-Mid Cap Value              7.50  7.50  7.50  7.50  7.50  6.75  6.00  5.50  4.75  3.75  2.75  2.00  1.63
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                International Growth            13.50 13.50 13.50 13.50 13.50 12.50 11.50 10.50  9.25  8.25  6.75  5.25  4.50
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                International Value             13.50 13.50 13.50 13.50 13.50 12.50 11.50 10.50  9.25  8.25  6.75  5.25  4.50
--------------- ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----


CURRENT FUND                    N/A*
-------------------------------------
UNDERLYING PORTFOLIO
------------------------------- -----

Short Duration Bond             27.50
------------------------------- -----
SUBTOTAL                        37.50
------------------------------- -----
Inflation-Protected Securities  15.00
------------------------------- -----
Intermediate Duration           22.50
------------------------------- -----
High-Yield                         --
------------------------------- -----
Global Real Estate Investment   10.00
------------------------------- -----
SUBTOTAL                        25.00
------------------------------- -----
U.S. Large Cap Growth            7.50
------------------------------- -----
U.S. Value                       7.50
------------------------------- -----
Small-Mid Cap Growth             1.25
------------------------------- -----
Small-Mid Cap Value              1.25
------------------------------- -----
International Growth             3.75
------------------------------- -----
International Value              3.75
------------------------------- -----



*These allocations are not specific to any Strategy, but reflect the expected future allocations of any Strategy once it reaches 10 and 15 years after its retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government) and credit quality (investment-grade and high yield).



INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES OF UNDERLYING PORTFOLIOS
A brief description of each of the Underlying Portfolios follows. Additional details are available in the Underlying Portfolios' prospectus or SAI. You may request a free copy of the Underlying Portfolios' prospectus and/or SAI by contacting the Adviser:

By Mail:   c/o AllianceBernstein Investor Services
           P.O. Box 786003
           San Antonio, TX 78278-6003

By Phone:  For Information:      (800) 221-5672
           For Literature:       (800) 227-4618

STOCK PORTFOLIOS
ALLIANCEBERNSTEIN U.S. VALUE PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. market. The Portfolio's investment policies emphasize investment in companies that the Adviser's Bernstein unit ("Bernstein") determines to be undervalued. Under normal circumstances, this Portfolio invests at least 80% of its net assets in equity securities issued by U.S. companies. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

ALLIANCEBERNSTEIN U.S. LARGE CAP GROWTH PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. equity markets. This Portfolio focuses on a relatively small number of large, intensively researched companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, about 40-60 companies will be represented in the Portfolio's portfolio, with the 25 most highly regarded of these constituting approximately 70% of the Portfolio's net assets. The Adviser relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments.


Under normal circumstances, this Portfolio invests at least 80% of its net assets in equity securities issued by large-cap U.S. companies. For these purposes, "large-cap U.S. companies" are those that, at the time of investment, have market capitalizations within the range of the market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalization of companies in the Russell 1000(R) Growth Index ranged from $280 million to almost $350 billion as of October 31, 2009, this Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase. The Portfolio may also invest in foreign (non-U.S.) securities.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT PORTFOLIO has an investment objective of seeking total return from a combination of income and long-term growth of capital. This Portfolio invests primarily in equity securities of REITs and other real estate industry companies, such as real estate operating companies ("REOCs"). Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in real estate companies Bernstein believes have strong property fundamentals and management teams. This Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

This Portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries.

The Portfolio normally invests in companies in at least three countries other than the United States. This Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging market countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by the Adviser's large research team of analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the Portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.

The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio's investments include companies that are established as a result of privatizations of state enterprises.


ALLIANCEBERNSTEIN SMALL-MID CAP VALUE PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalization as compared to the overall U.S. equity market. For these purposes, "small- and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index. While the market capitalizations of companies in the Russell 2500(TM) Value Index ranged from $39 million to $9.63 billion as of October 31, 2009, this Portfolio normally will not invest in companies with market capitalizations exceeding $5 billion at the time of purchase. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.


This Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.


ALLIANCEBERNSTEIN SMALL-MID CAP GROWTH PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, this Portfolio invests at least 80% of its net assets in small- and mid-cap companies. For these purposes, "small- and mid-cap companies" are those U.S. companies that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market capitalizations of companies in the Russell 2500(TM) Growth Index ranged from $160 million to $5.319 billion as of October 31, 2009. Because the Portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.


Normally, this Portfolio invests in U.S. companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The Adviser relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments. This Portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

BOND FUNDS
ALLIANCEBERNSTEIN SHORT DURATION BOND PORTFOLIO has an investment objective to provide a moderate rate of income that is subject to taxes. This Portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in fixed-income securities. This Portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions. Duration is a measure of sensitivity to interest rates and varies as obligors on debt securities repay their obligations.

This Portfolio may invest in many types of fixed-income securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO has an investment objective to provide a moderate to high rate of income that is subject to taxes. This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities, as well as securities of U.S. and non-U.S. issuers. Under normal circumstances, this Portfolio invests at least 80% of its net assets in debt securities. This Portfolio seeks to maintain a relatively longer duration of three to six years under normal market conditions.

The Portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar. This Portfolio also may invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.


ALLIANCEBERNSTEIN INFLATION-PROTECTED SECURITIES PORTFOLIO has an investment objective of seeking a total return that exceeds the rate of inflation over the long term with income that is subject to taxes. This Portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in inflation-protected securities. The Portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. This Portfolio seeks to maintain a duration within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS 1-10 year Index, which as of October 31, 2009 was 2.01 years.


Assets not invested in inflation-protected securities may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities, as well as other securities of U.S. and non-U.S. issuers.

ALLIANCEBERNSTEIN HIGH-YIELD PORTFOLIO has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This Portfolio invests primarily in high-yield debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio invests in high-yield, below investment grade debt securities, commonly known as "junk bonds." This Portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers. The Portfolio may invest in U.S. Dollar-denominated and non-U.S. Dollar-denominated foreign fixed-income securities.

ADDITIONAL INVESTMENT PRACTICES
Each of the Underlying Portfolios also may:

.. Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

.. Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

..  Invest in synthetic foreign equity securities;

..  Enter into forward currency exchange contracts;

..  Enter into swap transactions;

..  Enter into repurchase agreements and reverse repurchase agreements;

..  Enter into standby commitment agreements;

..  Invest in convertible securities and preferred stock;

..  Invest in the securities of supranational agencies and other
   "semi-governmental" issuers;

.. Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

.. Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

..  Invest up to 15% of its total assets in illiquid securities; and

.. Invest in depositary receipts, exchange-traded funds ("ETFs"), and other derivative instruments representing securities of companies or market indices.

The AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, and the AllianceBernstein Small-Mid Cap Growth Portfolio each also may:

..  Invest up to 20% of its total assets in rights and warrants.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

..  Invest in variable, floating, and inverse floating rate investments; and

..  Invest in zero coupon and interest-only or principal-only securities.

FUTURE DEVELOPMENTS
An Underlying Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

UNDERLYING PORTFOLIO TURNOVER
Each of the Underlying Portfolios is actively managed and, in some cases in response to market conditions, an Underlying Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage or other transaction costs and other expenses, which must be borne by the Underlying Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may reduce its position in equity securities and invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities, including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

PORTFOLIO HOLDINGS
A description of the Strategies' and Underlying Portfolios' policies and procedures with respect to the disclosure of portfolio securities is available in the Strategies' SAI.

MANAGEMENT OF THE STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Each Strategy's investment adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser managing client accounts with assets as of September 30, 2009 totaling approximately $498 billion (of which more than $74 billion represented assets of investment companies). As of September 30, 2009, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 39 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 35 registered investment companies managed by the Adviser, comprising 98 separate investment portfolios, currently have approximately 3.7 million shareholder accounts.



The Adviser provides investment advisory services for each Strategy and for directing the purchase and sale of the Underlying Portfolios in which they invest. For these advisory services, each Strategy paid the Adviser, (before waivers and reimbursements), during its most recent fiscal year a management fee as a percentage of average daily net assets as shown in the table below.



                                                      MANAGEMENT FEE
                                                    (AS A PERCENTAGE OF
     ALLIANCEBERNSTEIN RETIREMENT STRATEGY       AVERAGE DAILY NET ASSETS)
     ---------------------------------------------------------------------
     AllianceBernstein 2000 Retirement Strategy            0.55%
     AllianceBernstein 2005 Retirement Strategy            0.55%
     AllianceBernstein 2010 Retirement Strategy            0.55%
     AllianceBernstein 2015 Retirement Strategy            0.60%
     AllianceBernstein 2020 Retirement Strategy            0.60%
     AllianceBernstein 2025 Retirement Strategy            0.65%
     AllianceBernstein 2030 Retirement Strategy            0.65%
     AllianceBernstein 2035 Retirement Strategy            0.65%
     AllianceBernstein 2040 Retirement Strategy            0.65%
     AllianceBernstein 2045 Retirement Strategy            0.65%
     AllianceBernstein 2050 Retirement Strategy            0.65%
     AllianceBernstein 2055 Retirement Strategy            0.65%



A discussion regarding the basis for the Board's approval of the Strategies' investment advisory agreement is available in the Strategies' annual report to shareholders for the fiscal year ended August 31, 2009.


The Adviser is also responsible for the selection and management of the Underlying Portfolios' portfolio investments. The Adviser does not receive a fee for managing the Underlying Portfolios.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Strategies. Certain other clients of the Adviser may have investment objectives and policies similar to those of a Strategy or an Underlying Portfolio. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with a Strategy or an Underlying Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved (including an Underlying Portfolio). When two or more of the clients of the Adviser (including an Underlying Portfolio) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The management of, and investment decisions for, the Strategies are made by the Multi-Asset Solutions Team, comprised of senior portfolios managers. The Multi-Asset Solutions Team relies heavily on the Adviser's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Strategies' investments.

The following table lists the persons within the Multi-Asset Solutions Team with the most significant responsibility for day-to-day management of the Strategies, the length of time that each person has been jointly and primarily responsible for the Strategies, and each person's principal occupation during the past five years:


                                                                            PRINCIPAL OCCUPATION DURING
EMPLOYEE; YEAR; TITLE                                                        THE PAST FIVE (5) YEARS
------------------------------------------------------------------------------------------------------------------------
Dokyoung Lee; since July 2008; Senior Vice President of     Senior Vice President of the Adviser, with which he has
the Adviser and Director of Research--Blend Strategies      been associated in a similar capacity to his current
                                                            position since prior to 2004 and Director of Research--
                                                            Blend Strategies since February 2009.

Thomas J. Fontaine; since July 2008; Senior Vice            Senior Vice President of the Adviser and since June 2008
President of the Adviser and Director of Research--         Director of Research--Defined Contribution. Previously,
Defined Contribution                                        he was a Director of Research for the Adviser's Style Blend
                                                            Services, a member of the Blend Investment Policy Team
                                                            from February 2006 to June 2008 and served as a senior
                                                            quantitative analyst since prior to 2004.

Seth J. Masters; since inception; Executive Vice President  Executive Vice President of the Adviser, with which he has
of the Adviser and Chief Investment Officer of Blend        been associated in a substantially similar capacity to his
Strategies and Defined Contribution                         current position since prior to 2004 and Chief Investment
                                                            Officer of Blend Strategies and Defined Contribution.

Christopher H. Nikolich; since inception; Senior Vice       Senior Vice President of the Adviser, with which he has
President of the Adviser                                    been associated in a substantially similar capacity to his current position since prior to 2004.

Patrick J. Rudden; since February 2009; Senior Vice         Senior Vice President of the Adviser, with which he has
President of the Adviser                                    been associated in a similar capacity to his current
                                                            position since prior to 2004, and Global Head of
                                                            Institutional Investment Solutions. He is a member of the
                                                            Global, European and UK Value Equity Investment Policy
                                                            Groups.


Additional information about the portfolio managers may be found in the Strategies' SAI.

LEGAL PROCEEDINGS
On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. (the "Hindo Complaint") was filed against the Adviser; AllianceBernstein Holding L.P. ("Holding"); AllianceBernstein Corporation; AXA Financial, Inc.; the AllianceBernstein Mutual Funds, certain officers of the Adviser ("AllianceBernstein defendants"); and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act of 1933, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Sections 206 and 215 of the Investment Advisers Act of 1940. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On
September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the Commission dated December 18, 2003 as amended and restated January 15, 2004 and the New York State Attorney General Assurance of Discontinuation dated September 1, 2004.

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the affected funds' shares or other adverse consequences to those funds. This may require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to those funds or the Strategies.

PERFORMANCE OF EQUITY AND FIXED-INCOME INVESTMENT TEAMS

Although the Strategies themselves have limited performance history, certain of the investment teams employed by the Adviser in managing each Strategy have experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as those applicable to the portions of the Strategies they manage. The Historical Accounts that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Strategies, as registered investment companies, are subject and which, if applicable to the Historical Accounts, may have adversely affected the performance of the Historical Accounts.



Set forth below is performance data provided by the Adviser relating to all the Historical Accounts that have substantially the same investment objectives and policies and essentially the same investment strategies as the Strategies managed by investment teams that manage the Strategies' assets. Performance data is shown for the period during which the relevant investment team of the Adviser or its Bernstein unit managed the Historical Accounts through September 30, 2009. The aggregate assets for the Historical Accounts managed by each investment team as of September 30, 2009 are also shown. Each of an investment team's Historical Accounts has a nearly identical composition of investment holdings and related percentage weightings.


The performance data is net of all fees (including brokerage commissions) charged to the Historical Accounts, calculated on a monthly basis. The data has not been adjusted to reflect any fees that will be payable by the Strategies, which may be higher than the fees imposed on the Historical Accounts, and will reduce the returns of the Strategies. Expenses associated with the distribution of Class A, Class B and Class C shares of the Strategies in accordance with the plan adopted by the Board under Commission Rule 12b-1 are also excluded. Except as noted, the performance data has also not been adjusted for corporate or individual taxes, if any, payable by account owners.

The Adviser has calculated the investment performance of the Historical Accounts on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for U.S. Large Cap Value, International Large Cap Value and International Large Cap Growth accounts has been determined on an equal weighted basis for periods prior to January 1, 2003 and on an asset weighted basis for periods subsequent thereto. Composite investment performance for all other accounts has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Historical Accounts may produce different results, and the results for different periods may vary.

The Russell 1000(R) universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on a "non-linear probability" method to assign stocks to the growth and value style indices. The term "probability" is used to indicate the degree of certainty that a stock is value or growth based on its relative book-to-price ratio and I/B/E/S forecast long-term growth mean. The Russell 1000(R) Growth Index ("Russell 1000 Growth") is designed to include those Russell 1000(R) securities with higher price-to-book ratios and higher forecasted growth values. In contrast, the Russell 1000(R) Value Index ("Russell 1000 Value") is designed to include those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values.


The Russell 2500(TM) Index measures the performance of the small- and mid-capitalization segment of U.S. equities. It includes the approximately 2500 of the smallest securities based on a combination of their current market cap and current index membership.


The Russell 2500(R) Growth Index ("Russell 2500 Growth") measures the performance of these Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.



The Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index") is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 21 developed market countries from Europe, Australia, Asia and the Far East.

The unmanaged Barclays Capital U.S. Aggregate Bond Index (Barclays Capital Aggregate Bond) is composed of the Mortgage-Backed Securities Index, the Asset-Backed Securities Index and the Government/Corporate Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year.





The FTSE EPRA/NAREIT Developed Global Real Estate Index ("FTSE EPRA/NAREIT Developed Index") is a free-floating, market capitalization weighted index structured in such a way that it can be considered to represent general trends in all eligible real estate stocks world-wide. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets.



The Custom High Yield Composite Index is a customized time blend benchmark. It is a customized, asset-weighted blend of the benchmarks of each of the accounts in the Composite. A weighting is applied to the benchmarks by using the prior month-end market values of the portfolios within the Composite. Prior to the beginning of a new quarter, if an account is added or deleted, the custom benchmark will automatically be rebalanced to include the new account's market value and benchmark. The terminated account's market value and benchmark return will be excluded.



The BofA Merrill Lynch U.S. Treasury 1-3 Year Index is an unmanaged index comprised of U.S. Government securities, including agency securities, with remaining maturities, at month end, of one to three years.


To the extent an investment team utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Historical Accounts. The indices shown are included to illustrate material economic and market factors that existed during the time period shown. None of the indices reflects the deduction of any fees. If an investment team were to purchase a portfolio of securities substantially identical to the securities comprising the relevant index, the performance of the portion of the Strategy managed by that investment team relative to the index would be reduced by the Strategy's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Strategy's shareholders of sales charges and income taxes.

The performance data on the following pages is provided solely to illustrate each investment team's performance in managing the Historical Accounts as measured against certain broad based market indices. THE PERFORMANCE OF EACH STRATEGY WILL BE AFFECTED BOTH BY THE PERFORMANCE OF EACH INVESTMENT TEAM MANAGING A PORTION OF THE STRATEGY'S ASSETS AND BY THE ADVISER'S ALLOCATION OF THE STRATEGY'S PORTFOLIO AMONG ITS VARIOUS INVESTMENT TEAMS. IF SOME OR ALL OF THE INVESTMENT TEAMS EMPLOYED BY THE ADVISER IN MANAGING A STRATEGY WERE TO PERFORM RELATIVELY POORLY, AND/OR IF THE ADVISER WERE TO ALLOCATE MORE OF THE STRATEGY'S PORTFOLIO TO RELATIVELY POORLY PERFORMING INVESTMENT TEAMS, THE PERFORMANCE OF THE STRATEGY WOULD SUFFER. Investors should not rely on the performance data of the Historical Accounts as an indication of future performance of all or any portion of the Strategies.

The investment performance for the periods presented may not be indicative of future rates of return. The performance was not calculated pursuant to the methodology established by the Commission that will be used to calculate the Strategies' performance. The use of methodology different from that used to calculate performance could result in different performance data.

HISTORICAL ACCOUNTS
NET OF FEES PERFORMANCE
--------------------------------------------------------------------------------


For periods ended September 30, 2009, with their Aggregate Assets as of September 30, 2009



INVESTMENT TEAMS AND                ASSETS                                      SINCE   INCEPTION
BENCHMARKS                       (IN MILLIONS) 1 YEAR  3 YEAR  5 YEAR 10 YEAR INCEPTION   DATES
--------------------------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------------------------
U.S. Large Cap Growth             $10,318.18     1.52%  -2.47%  2.59% -2.15%   12.80%*  12/31/1977
Russell 1000 Growth                             -1.85%  -2.50%  1.86% -2.56%       NA*
--------------------------------------------------------------------------------------------------
U.S. Large Cap Value               $5,928.61    -9.02% -10.58% -1.20%  2.99%    2.91%    3/31/1999
Russell 1000 Value                             -10.62%  -7.87%  0.90%  2.59%    2.50%
--------------------------------------------------------------------------------------------------
U.S. Small/Mid Cap Value             $878.44    -2.29%  -1.41%  4.09%           8.92%   12/31/2000
Russell 2500                                    -5.68%  -3.78%  3.29%           4.53%
--------------------------------------------------------------------------------------------------
U.S. Small/Mid Cap Growth          $1,045.45    -0.38%   0.28%                  2.81%   12/31/2004
Russell 2500 Growth                             -3.08%  -2.32%                  0.94%
--------------------------------------------------------------------------------------------------
International Large Cap Growth     $3,893.71    -6.61%  -7.31%  2.62%  1.19%    5.23%   12/31/1990
MSCI EAFE                                        3.23%  -3.60%  6.07%  2.55%    5.70%
--------------------------------------------------------------------------------------------------
International Large Cap Value      $3,817.58    -2.62%  -9.15%  4.03%           7.60%    3/31/2001
MSCI EAFE                                        3.23%  -3.60%  6.07%           4.76%
--------------------------------------------------------------------------------------------------
Global Real Estate                 $2,209.13    -9.51%  -8.01%  4.98%           9.11%    9/30/2003
FTSE EPRA/NAREIT Developed
 Index                                         -10.45%  -9.77%  4.51%           8.51%
--------------------------------------------------------------------------------------------------
TAXABLE BONDS
--------------------------------------------------------------------------------------------------
U.S. Core Fixed-Income               $225.01    13.35%   5.58%  4.65%  5.94%    6.89%   12/31/1986
Barclays Capital U.S. Aggregate                 10.56%   6.41%  5.13%  6.30%    7.25%
--------------------------------------------------------------------------------------------------
U.S. High Yield Bond                 $555.76    27.11%   5.54%  5.90%  4.46%    7.96%   12/31/1986
Custom High Yield Composite
 Index                                          22.51%   5.70%  6.13%  6.66%    8.56%
--------------------------------------------------------------------------------------------------
Low Duration Bond                  $1,680.67     5.22%   2.16%  2.34%  3.81%    4.27%   12/31/1995
BofA Merrill Lynch 1-3 Yr
 Treasury Index                                  3.46%   5.17%  4.03%  4.54%    4.83%
--------------------------------------------------------------------------------------------------



* The inception date for the Russell 1000 Growth Index was December 31, 1978; the total returns for the U.S. Large Cap Growth Strategy and that benchmark from that date through 9/30/09 were 12.79% and 10.29%, respectively.




TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for each Strategy. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Strategy shares and disburses dividends and other distributions to the Strategies' shareholders.

Many Strategy shares are owned by financial intermediaries for the benefit of their customers. Retirement plans may also hold Strategy shares in the name of the plan, rather than the participant. In those cases, the Strategies often do not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries and plan recordkeepers. The Strategies, ABI and/or the Adviser pay to these financial intermediaries and recordkeepers, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and recordkeeping services in amounts ranging up to $19 per customer fund account per annum and/or up to 0.25% per annum of the average daily assets held through the intermediary. To the extent any of these payments for recordkeeping services or transfer agency services are made by the Strategies, they are in-cluded in the amount appearing opposite the caption "Other Expenses" found in the Strategy expense tables under "Fees and Expenses of the Strategies." In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


Income dividends and capital gains distributions, if any, declared by a Strategy on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Strategy. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Strategy without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Strategy.

Investments made through a 401(k) plan, 457 plan, employer sponsored 403(b) plan, profit sharing and money purchase plan, defined benefit plan or a nonqualified deferred compensation plan are subject to special United States federal income tax rules. Therefore, the federal income tax consequences described in this section apply only to investments made other than by such plans.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Strategy or an Underlying Portfolio owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Strategy or an Underlying Portfolio owned for more than one year and that are properly designated by a Strategy as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Strategy or an Underlying Portfolio owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Strategy as derived from "qualified dividend income"--as further defined in the Strategies' SAI--will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Strategy level.

While it is the intention of each Strategy to distribute to its shareholders substantially all of each fiscal year's net investment income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Strategy of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Strategy will pay any dividends or realize any capital gains. The final determination of the amount of a Strategy's return of capital distributions for the period will be made after the end of each taxable year.

An investment by a Strategy or an Underlying Portfolio in foreign securities may be subject to foreign withholding taxes. In that case, the Strategy's yield (either directly or indirectly as a result of such taxes being imposed on the Underlying Portfolio) on those securities would be decreased. None of the Strategies generally expects that shareholders will be able to claim a credit or a deduction with respect to foreign taxes. In addition, a Strategy's or an Underlying Portfolio's investment in foreign securities or foreign currencies may increase or decrease the Strategy's recognition of ordinary income and may affect the timing or amount of the Strategy's distributions.

An Underlying Portfolio's or a Strategy's investment in certain debt obligations may cause the Underlying Portfolio or the Strategy to recognize taxable income in excess of the cash generated by such obligations. Thus, a Strategy or an Underlying Portfolio could be required to sell other investments in order to satisfy their distribution requirements.

If you buy shares just before a Strategy deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.

Each year shortly after December 31, each Strategy will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

NON-U.S. SHAREHOLDERS
If you are a non-resident alien or a foreign corporation for federal income tax purposes, please see the Strategies' SAI for information on how you will be taxed as a result of holding shares in the Strategies.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Strategy may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. Each Strategy reserves the right to close an account that has remained below $500 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it fails to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number, 800-221-5672. Some services are described in the Mutual Fund Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Strategies. In order to reduce the amount of duplicative mail that is sent to homes with more than one Strategy account and to reduce expenses of the Strategies, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.



EQUITY SECURITIES include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

FIXED-INCOME SECURITIES are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.



U.S. GOVERNMENT SECURITIES are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.



S&P is Standard & Poor's Ratings Services.


BARCLAYS CAPITAL U.S. AGGREGATE INDEX provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.



S&P 500 STOCK INDEX includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also a proxy for the total market.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



The financial highlights table is intended to help you understand each Strategy's financial performance for the past five years (or, if shorter, the period of the Strategy's operations). Certain information reflects financial results for a single share of each Strategy. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Strategy (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent registered public accounting firm for the Strategies, whose report, along with each Strategy's financial statements, are included in the Strategies' annual report, which is available upon request.

                                   INCOME FROM INVESTMENT OPERATIONS          LESS DIVIDENDS AND DISTRIBUTIONS
                               ----------------------------------------  ----------------------------------------
                                                                                                           Total
                                              Net Realized  Net Increase                           Net   Investment
                     Net Asset      Net      and Unrealized  (Decrease)  Dividends  Distributions Asset    Return
                      Value,    Investment   Gain (Loss) on in Net Asset  from Net    from Net    Value,  Based on
Fiscal Year          Beginning    Income       Investment    Value from  Investment   Realized    End of Net Asset
or Period            of Period (Loss) (a)(b)  Transactions   Operations    Income       Gains     Period Value (c)
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.58       $0.26         $(1.10)       $(0.84)     $(0.21)     $(0.18)    $ 9.35    (7.29)%
Year Ended 8/31/08     11.73        0.44          (1.07)        (0.63)      (0.36)      (0.16)     10.58    (5.59)
Year Ended 8/31/07     10.88        0.31           0.80          1.11       (0.23)      (0.03)     11.73    10.32
Year Ended 8/31/06     10.00        0.15           0.73          0.88        0.00        0.00      10.88     8.80

CLASS B
Year Ended 8/31/09    $10.41       $0.23         $(1.11)       $(0.88)     $(0.13)     $(0.18)    $ 9.22    (8.02)%
Year Ended 8/31/08     11.60        0.35          (1.04)        (0.69)      (0.34)      (0.16)     10.41    (6.21)
Year Ended 8/31/07     10.81        0.20           0.81          1.01       (0.19)      (0.03)     11.60     9.45
Year Ended 8/31/06     10.00        0.14           0.67          0.81        0.00        0.00      10.81     8.10

CLASS C
Year Ended 8/31/09    $10.41       $0.23         $(1.11)       $(0.88)     $(0.13)     $(0.18)    $ 9.22    (8.02)%
Year Ended 8/31/08     11.60        0.36          (1.05)        (0.69)      (0.34)      (0.16)     10.41    (6.21)
Year Ended 8/31/07     10.81        0.19           0.82          1.01       (0.19)      (0.03)     11.60     9.45
Year Ended 8/31/06     10.00        0.11           0.70          0.81        0.00        0.00      10.81     8.10

ADVISOR CLASS
Year Ended 8/31/09    $10.63       $0.31         $(1.13)       $(0.82)     $(0.24)     $(0.18)    $ 9.39    (7.01)%
Year Ended 8/31/08     11.78        0.45          (1.05)        (0.60)      (0.39)      (0.16)     10.63    (5.39)
Year Ended 8/31/07     10.92        0.38           0.76          1.14       (0.25)      (0.03)     11.78    10.52
Year Ended 8/31/06     10.00        0.27           0.65          0.92        0.00        0.00      10.92     9.20

ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.35       $0.26         $(1.27)       $(1.01)     $(0.27)     $(0.23)    $ 8.84    (8.92)%
Year Ended 8/31/08     11.78        0.41          (1.24)        (0.83)      (0.35)      (0.25)     10.35    (7.39)
Year Ended 8/31/07     10.92        0.29           0.87          1.16       (0.27)      (0.03)     11.78    10.69
Year Ended 8/31/06     10.00        0.13           0.79          0.92        0.00        0.00      10.92     9.20

CLASS B
Year Ended 8/31/09    $10.20       $0.19         $(1.23)       $(1.04)     $(0.17)     $(0.23)    $ 8.76    (9.52)%
Year Ended 8/31/08     11.66        0.33          (1.23)        (0.90)      (0.31)      (0.25)     10.20    (8.08)
Year Ended 8/31/07     10.84        0.23           0.85          1.08       (0.23)      (0.03)     11.66    10.01
Year Ended 8/31/06     10.00        0.05           0.79          0.84        0.00        0.00      10.84     8.40

CLASS C
Year Ended 8/31/09    $10.19       $0.20         $(1.24)       $(1.04)     $(0.17)     $(0.23)    $ 8.75    (9.53)%
Year Ended 8/31/08     11.64        0.39          (1.28)        (0.89)      (0.31)      (0.25)     10.19    (8.01)
Year Ended 8/31/07     10.83        0.10           0.97          1.07       (0.23)      (0.03)     11.64     9.92
Year Ended 8/31/06     10.00        0.07           0.76          0.83        0.00        0.00      10.83     8.30

ADVISOR CLASS
Year Ended 8/31/09    $10.40       $0.26         $(1.25)       $(0.99)     $(0.29)     $(0.23)    $ 8.89    (8.62)%
Year Ended 8/31/08     11.82        0.39          (1.18)        (0.79)      (0.38)      (0.25)     10.40    (7.08)
Year Ended 8/31/07     10.95        0.15           1.04          1.19       (0.29)      (0.03)     11.82    10.94
Year Ended 8/31/06     10.00        0.20           0.75          0.95        0.00        0.00      10.95     9.50

ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.53       $0.23         $(1.53)       $(1.30)     $(0.25)     $(0.31)    $ 8.67   (11.23)%
Year Ended 8/31/08     12.00        0.38          (1.36)        (0.98)      (0.33)      (0.16)     10.53    (8.48)
Year Ended 8/31/07     11.00        0.27           1.00          1.27       (0.25)      (0.02)     12.00    11.64
Year Ended 8/31/06     10.00        0.13           0.87          1.00        0.00        0.00      11.00    10.00

CLASS B
Year Ended 8/31/09    $10.43       $0.18         $(1.53)       $(1.35)     $(0.18)     $(0.31)    $ 8.59   (12.01)%
Year Ended 8/31/08     11.88        0.30          (1.33)        (1.03)      (0.26)      (0.16)     10.43    (9.00)
Year Ended 8/31/07     10.92        0.19           0.99          1.18       (0.20)      (0.02)     11.88    10.86
Year Ended 8/31/06     10.00        0.05           0.87          0.92        0.00        0.00      10.92     9.20

CLASS C
Year Ended 8/31/09    $10.42       $0.19         $(1.53)       $(1.34)     $(0.18)     $(0.31)    $ 8.59   (11.93)%
Year Ended 8/31/08     11.89        0.31          (1.36)        (1.05)      (0.26)      (0.16)     10.42    (9.16)
Year Ended 8/31/07     10.92        0.18           1.01          1.19       (0.20)      (0.02)     11.89    10.95
Year Ended 8/31/06     10.00        0.03           0.89          0.92        0.00        0.00      10.92     9.20

ADVISOR CLASS
Year Ended 8/31/09    $10.59       $0.26         $(1.55)       $(1.29)     $(0.28)     $(0.31)    $ 8.71   (11.04)%
Year Ended 8/31/08     12.06        0.43          (1.38)        (0.95)      (0.36)      (0.16)     10.59    (8.25)
Year Ended 8/31/07     11.02        0.29           1.04          1.33       (0.27)      (0.02)     12.06    12.12
Year Ended 8/31/06     10.00        0.19           0.83          1.02        0.00        0.00      11.02    10.20
-------------------------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 74.

                            RATIOS/SUPPLEMENTAL DATA
 -----------------------------------------------------------------------------
                    RATIO TO AVERAGE NET ASSETS OF:     Ratio of Net
                 ----------------------------------      Investment
   Net Assets      Expenses, Net        Expenses,      Income (Loss)  Portfolio
  End of Period     of Waivers/      Before Waivers/     to Average   Turnover
 (000's omitted) Reimbursements (d) Reimbursements (d) Net Assets (b)   Rate
 -               ---------------------------------------


     $ 6,608            0.82%               2.64%           3.14%        40%
       5,952            0.82                2.77            3.87         66
       5,462            0.92(e)             8.86(e)         2.82         99
         938            1.05(e)           104.94(e)         1.73         51

     $    88            1.52%               3.43%           2.75%        40%
         180            1.52                3.50            3.14         66
         184            1.59(e)             7.63(e)         1.74         99
          29            1.75(e)           169.75(e)         1.40         51

     $   882            1.52%               3.36%           2.71%        40%
       1,327            1.52                3.42            3.11         66
         425            1.60(e)             9.09(e)         1.86         99
          34            1.75(e)           172.05(e)         1.10         51

     $   521            0.52%               2.32%           3.57%        40%
         553            0.52                2.35            3.78         66
          13            0.65(e)             9.96(e)         3.32         99
          11            0.75(e)           189.29(e)         2.61         51


     $23,328            0.88%               1.79%           3.20%        43%
      18,835            0.88                1.85            3.66         29
      13,775            0.95                3.16            2.45         45
       3,898            1.03               13.72            1.36         44

     $   527            1.58%               2.52%           2.45%        43%
         569            1.58                2.56            2.96         29
         604            1.66                4.03            2.01         45
         357            1.73               19.10            0.49         44

     $   958            1.58%               2.51%           2.48%        43%
         898            1.58                2.57            3.49         29
       2,228            1.63                3.83            1.01         45
         167            1.73               22.53            0.73         44

     $   600            0.58%               1.51%           3.26%        43%
         381            0.58                1.54            3.48         29
         162            0.61                2.47            1.49         45
          11            0.73               45.94            1.87         44


     $66,020            0.90%               1.30%           3.00%        20%
      71,541            0.90                1.15            3.31         31
      47,201            0.99                1.65            2.28         25
       9,180            1.13                8.18            1.39          7

     $   960            1.60%               2.03%           2.36%        20%
       1,219            1.60                1.86            2.63         31
       1,043            1.71                2.42            1.58         25
         622            1.83                9.35            0.47          7

     $ 1,873            1.60%               2.02%           2.48%        20%
       2,420            1.60                1.86            2.77         31
       2,247            1.69                2.35            1.50         25
         899            1.83                8.39            0.28          7

     $12,735            0.60%               1.00%           3.31%        20%
      13,164            0.60                0.85            3.59         31
         710            0.69                1.36            2.44         25
         272            0.83                9.17            1.93          7
 ------------------------------------------------------------------------------

                                   INCOME FROM INVESTMENT OPERATIONS            LESS DIVIDENDS AND DISTRIBUTIONS
                               ----------------------------------------  ---------------------------------------------
                                              Net Realized  Net Increase                                       Total
                     Net Asset      Net      and Unrealized  (Decrease)  Dividends  Distributions Net Asset  Investment
                      Value,    Investment   Gain (Loss) on in Net Asset  from Net    from Net     Value,   Return Based
Fiscal Year          Beginning    Income       Investment    Value from  Investment   Realized     End of   on Net Asset
or Period            of Period (Loss) (a)(b)  Transactions   Operations    Income       Gains      Period    Value (c)
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.60       $0.20         $(1.66)       $(1.46)     $(0.22)     $(0.28)     $ 8.64      (12.80)%
Year Ended 8/31/08     12.25        0.37          (1.60)        (1.23)      (0.32)      (0.10)      10.60      (10.35)
Year Ended 8/31/07     11.09        0.26           1.14          1.40       (0.23)      (0.01)      12.25       12.75
Year Ended 8/31/06     10.00        0.11           0.98          1.09        0.00        0.00       11.09       10.90

CLASS B
Year Ended 8/31/09    $10.49       $0.16         $(1.66)       $(1.50)     $(0.15)     $(0.28)     $ 8.56      (13.46)%
Year Ended 8/31/08     12.14        0.29          (1.59)        (1.30)      (0.25)      (0.10)      10.49      (11.00)
Year Ended 8/31/07     11.02        0.18           1.13          1.31       (0.18)      (0.01)      12.14       11.96
Year Ended 8/31/06     10.00        0.05           0.97          1.02        0.00        0.00       11.02       10.20

CLASS C
Year Ended 8/31/09    $10.49       $0.15         $(1.65)       $(1.50)     $(0.15)     $(0.28)     $ 8.56      (13.46)%
Year Ended 8/31/08     12.14        0.30          (1.60)        (1.30)      (0.25)      (0.10)      10.49      (11.00)
Year Ended 8/31/07     11.02        0.13           1.18          1.31       (0.18)      (0.01)      12.14       11.96
Year Ended 8/31/06     10.00        0.07           0.95          1.02        0.00        0.00       11.02       10.20

ADVISOR CLASS
Year Ended 8/31/09    $10.67       $0.23         $(1.69)       $(1.46)     $(0.24)     $(0.28)     $ 8.69      (12.60)%
Year Ended 8/31/08     12.32        0.33          (1.53)        (1.20)      (0.35)      (0.10)      10.67      (10.10)
Year Ended 8/31/07     11.13        0.28           1.17          1.45       (0.25)      (0.01)      12.32       13.11
Year Ended 8/31/06     10.00        0.07           1.06          1.13        0.00        0.00       11.13       11.30

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.57       $0.18         $(1.83)       $(1.65)     $(0.20)     $(0.30)     $ 8.42      (14.62)%
Year Ended 8/31/08     12.41        0.35          (1.79)        (1.44)      (0.30)      (0.10)      10.57      (11.97)
Year Ended 8/31/07     11.18        0.26           1.21          1.47       (0.23)      (0.01)      12.41       13.20
Year Ended 8/31/06     10.00        0.09           1.09          1.18        0.00        0.00       11.18       11.80

CLASS B
Year Ended 8/31/09    $10.45       $0.13         $(1.81)       $(1.68)     $(0.13)     $(0.30)     $ 8.34      (15.19)%
Year Ended 8/31/08     12.29        0.27          (1.78)        (1.51)      (0.23)      (0.10)      10.45      (12.60)
Year Ended 8/31/07     11.10        0.16           1.21          1.37       (0.17)      (0.01)      12.29       12.42
Year Ended 8/31/06     10.00        0.04           1.06          1.10        0.00        0.00       11.10       11.00

CLASS C
Year Ended 8/31/09    $10.46       $0.13         $(1.81)       $(1.68)     $(0.13)     $(0.30)     $ 8.35      (15.18)%
Year Ended 8/31/08     12.29        0.25          (1.75)        (1.50)      (0.23)      (0.10)      10.46      (12.52)
Year Ended 8/31/07     11.10        0.13           1.24          1.37       (0.17)      (0.01)      12.29       12.42
Year Ended 8/31/06     10.00        0.03           1.07          1.10        0.00        0.00       11.10       11.00

ADVISOR CLASS
Year Ended 8/31/09    $10.64       $0.20         $(1.84)       $(1.64)     $(0.22)     $(0.30)     $ 8.48      (14.33)%
Year Ended 8/31/08     12.48        0.35          (1.77)        (1.42)      (0.32)      (0.10)      10.64      (11.72)
Year Ended 8/31/07     11.21        0.25           1.27          1.52       (0.24)      (0.01)      12.48       13.66
Year Ended 8/31/06     10.00        0.10           1.11          1.21        0.00        0.00       11.21       12.10

ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.79       $0.16         $(2.01)       $(1.85)     $(0.17)     $(0.32)     $ 8.45      (16.07)%
Year Ended 8/31/08     12.82        0.33          (1.96)        (1.63)      (0.29)      (0.11)      10.79      (13.13)
Year Ended 8/31/07     11.44        0.25           1.37          1.62       (0.23)      (0.01)      12.82       14.22
Year Ended 8/31/06     10.00        0.08           1.36          1.44        0.00        0.00       11.44       14.40

CLASS B
Year Ended 8/31/09    $10.65       $0.11         $(1.99)       $(1.88)     $(0.10)     $(0.32)     $ 8.35      (16.69)%
Year Ended 8/31/08     12.67        0.26          (1.95)        (1.69)      (0.22)      (0.11)      10.65      (13.66)
Year Ended 8/31/07     11.35        0.15           1.36          1.51       (0.18)      (0.01)      12.67       13.36
Year Ended 8/31/06     10.00        0.01           1.34          1.35        0.00        0.00       11.35       13.50

CLASS C
Year Ended 8/31/09    $10.65       $0.10         $(1.97)       $(1.87)     $(0.10)     $(0.32)     $ 8.36      (16.60)%
Year Ended 8/31/08     12.69        0.24          (1.95)        (1.71)      (0.22)      (0.11)      10.65      (13.80)
Year Ended 8/31/07     11.36        0.12           1.40          1.52       (0.18)      (0.01)      12.69       13.44
Year Ended 8/31/06     10.00        0.00(f)        1.36          1.36        0.00        0.00       11.36       13.60

ADVISOR CLASS
Year Ended 8/31/09    $10.85       $0.18         $(2.02)       $(1.84)     $(0.20)     $(0.32)     $ 8.49      (15.87)%
Year Ended 8/31/08     12.88        0.29          (1.90)        (1.61)      (0.31)      (0.11)      10.85      (12.87)
Year Ended 8/31/07     11.47        0.27           1.39          1.66       (0.24)      (0.01)      12.88       14.55
Year Ended 8/31/06     10.00        0.12           1.35          1.47        0.00        0.00       11.47       14.70
------------------------------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 74.

                             RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------

                   RATIO TO AVERAGE NET ASSETS OF:     Ratio of Net
                --------------------------------------  Investment
  Net Assets     Expenses, Net of   Expenses, Before  Income (Loss)
 End of Period       Waivers/           Waivers/        to Average     Portfolio
(000's omitted) Reimbursements (d) Reimbursements (d) Net Assets (b) Turnover Rate
-               ---------------------------------------
    $95,400            0.94%              1.18%            2.69%          16%
     91,231            0.94               1.10             3.21            6
     66,921            1.02               1.42             2.12           13
      8,277            1.13               8.93             1.12           12

     $2,416            1.64%              1.92%            2.17%          16%
      3,445            1.64               1.81             2.57            6
      3,487            1.72               2.12             1.49           13
      1,207            1.83              10.01             0.48           12

     $2,912            1.64%              1.92%            2.01%          16%
      2,705            1.64               1.81%            2.61            6
      2,356            1.70               2.05             1.06           13
        378            1.83              10.90             0.68           12

    $12,387            0.64%              0.88%            2.96%          16%
      9,945            0.64               0.82%            2.87            6
        726            0.69               0.99             2.15           13
        124            0.83              24.93             0.90           12

   $117,976            0.98%              1.18%            2.41%           8%
    109,315            0.98               1.09             3.02            4
     70,858            1.06               1.41             2.02           16
      9,573            1.18               8.52             0.93            5

     $2,404            1.68%              1.92%            1.82%           8%
      3,354            1.68               1.81             2.38            4
      3,029            1.76               2.10             1.31           16
        982            1.88               9.59             0.41            5

     $4,224            1.68%              1.91%            1.78%           8%
      4,089            1.68               1.80             2.18            4
      2,484            1.74               2.07             1.09           16
        585            1.88               9.83             0.32            5

    $11,243            0.68%              0.88%            2.69%           8%
      9,382            0.68               0.80             3.01            4
      1,769            0.71               0.98             1.94           16
         41            0.88              29.32             1.14            5

   $107,068            1.00%              1.29%            2.13%           9%
    102,304            1.00               1.17             2.81            3
     78,182            1.08               1.41             1.92           11
      7,332            1.18               8.73             0.79            6

     $1,403            1.70%              2.05%            1.52%           9%
      1,795            1.70               1.90             2.16            3
      1,596            1.78               2.10             1.17           11
        525            1.88              10.10             0.06            6

     $2,937            1.70%              2.03%            1.42%           9%
      2,835            1.70               1.89             2.00            3
      1,821            1.76               2.09             0.95           11
        386            1.88               9.47             0.04            6

     $9,659            0.70%              0.99%            2.40%           9%
      6,660            0.70               0.90             2.51            3
        684            0.77               1.09             2.12           11
        236            0.88               9.42             1.09            6
----------------------------------------------------------------------------------

                                 INCOME FROM INVESTMENT OPERATIONS         LESS DIVIDENDS AND DISTRIBUTIONS
                               -------------------------------------  ----------------------------------------
                                                                                                Net     Total
                                  Net      Net Realized  Net Increase                          Asset  Investment
                     Net Asset Investment and Unrealized  (Decrease)  Dividends  Distributions Value,   Return
                      Value,     Income   Gain (Loss) on in Net Asset  from Net    from Net     End    Based on
Fiscal Year          Beginning   (Loss)     Investment    Value from  Investment   Realized      of   Net Asset
or Period            of Period   (a)(b)    Transactions   Operations    Income       Gains     Period Value (c)
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.69     $ 0.14       $(2.05)       $(1.91)     $(0.14)     $(0.29)    $ 8.35   (16.91)%
Year Ended 8/31/08     12.70       0.30        (2.00)        (1.70)      (0.24)      (0.07)     10.69   (13.67)
Year Ended 8/31/07     11.24       0.19         1.50          1.69       (0.21)      (0.02)     12.70    15.08
Year Ended 8/31/06     10.00       0.03         1.21          1.24        0.00        0.00      11.24    12.40
CLASS B
Year Ended 8/31/09    $10.55     $ 0.09       $(2.02)       $(1.93)     $(0.08)     $(0.29)    $ 8.25   (17.49)%
Year Ended 8/31/08     12.56       0.22        (1.98)        (1.76)      (0.18)      (0.07)     10.55   (14.29)
Year Ended 8/31/07     11.14       0.11         1.49          1.60       (0.16)      (0.02)     12.56    14.35
Year Ended 8/31/06     10.00      (0.01)        1.15          1.14        0.00        0.00      11.14    11.40
CLASS C
Year Ended 8/31/09    $10.56     $ 0.08       $(2.02)       $(1.94)     $(0.08)     $(0.29)    $ 8.25   (17.57)%
Year Ended 8/31/08     12.58       0.20        (1.97)        (1.77)      (0.18)      (0.07)     10.56   (14.34)
Year Ended 8/31/07     11.15       0.03         1.58          1.61       (0.16)      (0.02)     12.58    14.42
Year Ended 8/31/06     10.00      (0.03)        1.18          1.15        0.00        0.00      11.15    11.50
ADVISOR CLASS
Year Ended 8/31/09    $10.76     $ 0.16       $(2.06)       $(1.90)     $(0.17)     $(0.29)    $ 8.40   (16.71)%
Year Ended 8/31/08     12.76       0.24        (1.90)        (1.66)      (0.27)      (0.07)     10.76   (13.36)
Year Ended 8/31/07     11.26       0.27         1.47          1.74       (0.22)      (0.02)     12.76    15.53
Year Ended 8/31/06     10.00       0.09         1.17          1.26        0.00        0.00      11.26    12.60
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.71     $ 0.11       $(2.11)       $(2.00)     $(0.12)     $(0.28)    $ 8.31   (17.83)%
Year Ended 8/31/08     12.78       0.27        (2.02)        (1.75)      (0.24)      (0.08)     10.71   (14.02)
Year Ended 8/31/07     11.30       0.19         1.50          1.69       (0.20)      (0.01)     12.78    15.09
Year Ended 8/31/06     10.00       0.03         1.27          1.30        0.00        0.00      11.30    13.00
CLASS B
Year Ended 8/31/09    $10.59     $ 0.07       $(2.09)       $(2.02)     $(0.06)     $(0.28)    $ 8.23   (18.42)%
Year Ended 8/31/08     12.65       0.19        (2.01)        (1.82)      (0.16)      (0.08)     10.59   (14.64)
Year Ended 8/31/07     11.22       0.10         1.49          1.59       (0.15)      (0.01)     12.65    14.27
Year Ended 8/31/06     10.00      (0.05)        1.27          1.22        0.00        0.00      11.22    12.20
CLASS C
Year Ended 8/31/09    $10.59     $ 0.06       $(2.08)       $(2.02)     $(0.06)     $(0.28)    $ 8.23   (18.42)%
Year Ended 8/31/08     12.65       0.17        (1.99)        (1.82)      (0.16)      (0.08)     10.59   (14.64)
Year Ended 8/31/07     11.21       0.08         1.52          1.60       (0.15)      (0.01)     12.65    14.37
Year Ended 8/31/06     10.00      (0.04)        1.25          1.21        0.00        0.00      11.21    12.10
ADVISOR CLASS
Year Ended 8/31/09    $10.77     $ 0.13       $(2.13)       $(2.00)     $(0.14)     $(0.28)    $ 8.35   (17.65)%
Year Ended 8/31/08     12.84       0.26        (1.98)        (1.72)      (0.27)      (0.08)     10.77   (13.77)
Year Ended 8/31/07     11.32       0.22         1.52          1.74       (0.21)      (0.01)     12.84    15.54
Year Ended 8/31/06     10.00       0.05         1.27          1.32        0.00        0.00      11.32    13.20
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.86     $ 0.12       $(2.12)       $(2.00)     $(0.12)     $(0.25)    $ 8.49   (17.68)%
Year Ended 8/31/08     12.89       0.25        (2.00)        (1.75)      (0.23)      (0.05)     10.86   (13.89)
Year Ended 8/31/07     11.38       0.17         1.57          1.74       (0.21)      (0.02)     12.89    15.32
Year Ended 8/31/06     10.00       0.02         1.36          1.38        0.00        0.00      11.38    13.80
CLASS B
Year Ended 8/31/09    $10.75     $ 0.07       $(2.11)       $(2.04)     $(0.06)     $(0.25)    $ 8.40   (18.31)%
Year Ended 8/31/08     12.78       0.20        (2.03)        (1.83)      (0.15)      (0.05)     10.75   (14.50)
Year Ended 8/31/07     11.31       0.11         1.52          1.63       (0.14)      (0.02)     12.78    14.48
Year Ended 8/31/06     10.00      (0.05)        1.36          1.31        0.00        0.00      11.31    13.10
CLASS C
Year Ended 8/31/09    $10.75     $ 0.06       $(2.09)       $(2.03)     $(0.06)     $(0.25)    $ 8.41   (18.21)%
Year Ended 8/31/08     12.78       0.15        (1.98)        (1.83)      (0.15)      (0.05)     10.75   (14.50)
Year Ended 8/31/07     11.31       0.08         1.55          1.63       (0.14)      (0.02)     12.78    14.48
Year Ended 8/31/06     10.00      (0.03)        1.34          1.31        0.00        0.00      11.31    13.10
ADVISOR CLASS
Year Ended 8/31/09    $10.93     $ 0.14       $(2.14)       $(2.00)     $(0.14)     $(0.25)    $ 8.54   (17.51)%
Year Ended 8/31/08     12.95       0.21        (1.93)        (1.72)      (0.25)      (0.05)     10.93   (13.61)
Year Ended 8/31/07     11.42       0.31         1.46          1.77       (0.22)      (0.02)     12.95    15.56
Year Ended 8/31/06     10.00       0.10         1.32          1.42        0.00        0.00      11.42    14.20
----------------------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 74.

                       RATIOS/SUPPLEMENTAL DATA
 -------------------------------------------------------------------
                    RATIO TO AVERAGE NET ASSETS OF:     Ratio of Net
                 ----------------------------------      Investment
   Net Assets      Expenses, Net        Expenses,      Income (Loss)  Portfolio
  End of Period     of Waivers/      Before Waivers/     to Average   Turnover
 (000's omitted) Reimbursements (d) Reimbursements (d) Net Assets (b)   Rate
 -------------------------------------------------------              ---------


     $89,797            1.02%              1.33%            1.88%         6%
      73,959            1.02               1.23             2.53          4
      47,575            1.09               1.72             1.54          6
       4,240            1.19(e)           13.11(e)          0.35          7

     $ 1,433            1.72%              2.09%            1.27%         6%
       1,944            1.72               1.96             1.87          4
       1,580            1.78               2.38             0.89          6
         374            1.89(e)           16.08(e)         (0.14)         7

     $ 4,270            1.72%              2.07%            1.14%         6%
       3,480            1.72               1.95             1.72          4
       2,217            1.76               2.26             0.26          6
         230            1.89(e)           15.16(e)         (0.26)         7

     $ 7,365            0.72%              1.03%            2.16%         6%
       5,209            0.72               0.94             2.10          4
         480            0.80               1.48             2.06          6
          31            0.89(e)           22.50(e)          0.88          7


     $63,738            1.02%              1.43%            1.57%         4%
      52,620            1.02               1.36             2.31          4
      34,491            1.09               1.96             1.48          5
       3,290            1.20(e)           17.78(e)          0.35         10

     $   960            1.72%              2.19%            0.99%         4%
       1,296            1.72               2.08             1.58          4
       1,051            1.78               2.65             0.79          5
         350            1.90(e)           20.23(e)         (0.47)        10

     $ 2,158            1.72%              2.17%            0.90%         4%
       1,984            1.72               2.08             1.48          4
       1,196            1.78               2.63             0.61          5
         398            1.90(e)           19.62(e)         (0.38)        10

     $ 5,872            0.72%              1.13%            1.82%         4%
       3,410            0.72               1.08             2.21          4
         942            0.78               1.63             1.68          5
         228            0.90(e)           19.84(e)          0.54         10


     $60,063            1.02%              1.51%            1.57%         5%
      44,222            1.02               1.49             2.12          6
      19,340            1.10(e)            2.94(e)          1.32          7
       1,764            1.21(e)           32.68(e)          0.20         20

     $   914            1.72%              2.27%            0.95%         5%
       1,093            1.72               2.21             1.69          6
         925            1.82(e)            4.15(e)          0.91          7
         530            1.91(e)           35.10(e)         (0.50)        20

     $ 2,200            1.72%              2.28%            0.86%         5%
       1,561            1.72               2.22             1.30          6
         563            1.80(e)            3.94(e)          0.63          7
         155            1.91(e)           42.81(e)         (0.32)        20

     $ 5,368            0.72%              1.21%            1.82%         5%
       3,254            0.72               1.20             1.81          6
         242            0.81(e)            3.06(e)          2.37          7
          74            0.91(e)           55.18(e)          0.97         20
 ------------------------------------------------------------------------------

                                       INCOME FROM INVESTMENT
                                             OPERATIONS                     LESS DIVIDENDS AND DISTRIBUTIONS
                                ------------------------------------  ------------------------------------------
                                                  Net         Net
                                                Realized    Increase
                                                  and      (Decrease)                           Net
                         Net                   Unrealized    in Net                            Asset     Total
                        Asset        Net      Gain (Loss)    Asset    Dividends  Distributions Value,  Investment
                       Value,    Investment        on        Value     from Net    from Net     End   Return Based
Fiscal Year or        Beginning    Income      Investment     from    Investment   Realized      of   on Net Asset
Period                of Period (Loss) (a)(b) Transactions Operations   Income       Gains     Period  Value (c)
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09     $10.76      $ 0.12        $(2.14)     $(2.02)    $(0.11)     $(0.25)    $ 8.38    (18.20)%
Year Ended 8/31/08      12.90        0.26         (2.03)      (1.77)     (0.23)      (0.14)     10.76    (14.12)
Year Ended 8/31/07      11.42        0.19          1.49        1.68      (0.19)      (0.01)     12.90     14.85
Year Ended 8/31/06      10.00        0.04          1.38        1.42       0.00        0.00      11.42     14.20

CLASS B
Year Ended 8/31/09     $10.64      $ 0.06        $(2.11)     $(2.05)    $(0.07)     $(0.25)    $ 8.27    (18.63)%
Year Ended 8/31/08      12.76        0.21         (2.03)      (1.82)     (0.16)      (0.14)     10.64    (14.60)
Year Ended 8/31/07      11.34        0.10          1.47        1.57      (0.14)      (0.01)     12.76     13.96
Year Ended 8/31/06      10.00       (0.03)         1.37        1.34       0.00        0.00      11.34     13.40

CLASS C
Year Ended 8/31/09     $10.63      $ 0.06        $(2.11)     $(2.05)    $(0.07)     $(0.25)    $ 8.26    (18.65)%
Year Ended 8/31/08      12.76        0.16         (1.99)      (1.83)     (0.16)      (0.14)     10.63    (14.68)
Year Ended 8/31/07      11.34        0.11          1.46        1.57      (0.14)      (0.01)     12.76     13.96
Year Ended 8/31/06      10.00       (0.07)         1.41        1.34       0.00        0.00      11.34     13.40

ADVISOR CLASS
Year Ended 8/31/09     $10.83      $ 0.13        $(2.14)     $(2.01)    $(0.14)     $(0.25)    $ 8.43    (17.81)%
Year Ended 8/31/08      12.95        0.25         (1.98)      (1.73)     (0.25)      (0.14)     10.83    (13.74)
Year Ended 8/31/07      11.45        0.24          1.47        1.71      (0.20)      (0.01)     12.95     15.08
Year Ended 8/31/06      10.00        0.09          1.36        1.45       0.00        0.00      11.45     14.50

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09     $ 8.59      $ 0.09        $(1.48)     $(1.39)    $(0.03)     $(0.11)    $ 7.06    (15.77)%
Year Ended 8/31/08       9.86        0.15(i)      (1.27)      (1.12)     (0.14)      (0.01)      8.59    (11.53)
6/29/07(g) to 8/31/07   10.00       (0.02)        (0.12)      (0.14)      0.00        0.00       9.86     (1.40)

CLASS B
Year Ended 8/31/09     $ 8.56      $ 0.06        $(1.50)     $(1.44)    $(0.01)     $(0.11)    $ 7.00    (16.44)%
Year Ended 8/31/08       9.85        0.11(i)      (1.29)      (1.18)     (0.10)      (0.01)      8.56    (12.11)
6/29/07(g) to
8/31/07                 10.00       (0.03)        (0.12)      (0.15)      0.00        0.00       9.85     (1.50)

CLASS C
Year Ended 8/31/09     $ 8.56      $ 0.05        $(1.49)     $(1.44)    $(0.01)     $(0.11)    $ 7.00    (16.44)%
Year Ended 8/31/08       9.85        0.08(i)      (1.26)      (1.18)     (0.10)      (0.01)      8.56    (12.11)
6/29/07(g) to
8/31/07                 10.00       (0.03)        (0.12)      (0.15)      0.00        0.00       9.85     (1.50)

ADVISOR CLASS
Year Ended 8/31/09     $ 8.62      $ 0.10        $(1.48)     $(1.38)    $(0.04)     $(0.11)    $ 7.09    (15.66)%
Year Ended 8/31/08       9.87        0.14         (1.23)      (1.09)     (0.15)      (0.01)      8.62    (11.25)
6/29/07(g) to
8/31/07                 10.00       (0.01)        (0.12)      (0.13)      0.00        0.00       9.87     (1.30)

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09     $ 8.38      $ 0.07        $(1.54)     $(1.47)    $ 0.00      $(0.04)    $ 6.87    (17.45)%
Year Ended 8/31/08       9.85        0.13(i)      (1.20)      (1.07)     (0.27)      (0.13)      8.38    (11.40)
6/29/07(g) to
8/31/07                 10.00       (0.02)        (0.13)      (0.15)      0.00        0.00       9.85     (1.50)

CLASS B
Year Ended 8/31/09     $ 8.34      $ 0.05        $(1.57)     $(1.52)    $ 0.00      $(0.04)    $ 6.78    (18.14)%
Year Ended 8/31/08       9.84        0.15(i)      (1.28)      (1.13)     (0.24)      (0.13)      8.34    (11.93)
6/29/07(g) to
8/31/07                 10.00       (0.03)        (0.13)      (0.16)      0.00        0.00       9.84     (1.60)

CLASS C
Year Ended 8/31/09     $ 8.34      $ 0.08        $(1.61)     $(1.53)    $ 0.00      $(0.04)    $ 6.77    (18.26)%
Year Ended 8/31/08       9.84        0.16(i)      (1.29)      (1.13)     (0.24)      (0.13)      8.34    (11.93)
6/29/07(g) to
8/31/07                 10.00       (0.03)        (0.13)      (0.16)      0.00        0.00       9.84     (1.60)

ADVISOR CLASS
Year Ended 8/31/09     $ 8.41      $ 0.10        $(1.57)     $(1.47)    $ 0.00      $(0.04)    $ 6.90    (17.39)%
Year Ended 8/31/08       9.86        0.18         (1.22)      (1.04)     (0.28)      (0.13)      8.41    (11.09)
6/29/07(g) to
8/31/07                 10.00       (0.01)        (0.13)      (0.14)      0.00        0.00       9.86     (1.40)
------------------------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 74.


                             RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
                   RATIO TO AVERAGE NET ASSETS OF:
                --------------------------------------

                                                       Ratio of Net
                                                        Investment
  Net Assets     Expenses, Net of   Expenses, Before  Income (Loss)
 End of Period       Waivers/           Waivers/        to Average     Portfolio
(000's omitted) Reimbursements (d) Reimbursements (d) Net Assets (b) Turnover Rate
----------------------------------------------------------------------------------
    $37,782            1.02%               1.76%           1.58%            6%
     31,511            1.02                1.82            2.23             5
     18,710            1.11(e)             2.91(e)         1.49            13
      1,057            1.23(e)            44.80(e)         0.44            13

    $   321            1.72%               2.58%           0.87%            6%
        314            1.72                2.54            1.73             5
        319            1.81(e)             3.97(e)         0.77            13
        140            1.93(e)            54.54(e)        (0.28)           13

    $ 1,440            1.72%               2.53%           0.85%            6%
        993            1.72                2.55            1.35             5
        344            1.81(e)             4.04(e)         0.91            13
        129            1.93(e)            66.89(e)        (0.73)           13

    $ 4,473            0.72%               1.46%           1.81%            6%
      2,046            0.72                1.52            2.19             5
        596            0.80(e)             3.13(e)         1.85            13
        245            0.93(e)            52.18(e)         0.85            13

    $ 3,462            1.02%               7.11%           1.40%           46%
        795            1.02               54.01            1.66(i)        893
         10            1.09(e)(h)        649.75(e)(h)     (1.02)(h)         8

    $    30            1.72%               8.64%           0.93%           46%
         32            1.72               71.00            1.27(i)        893
         10            1.79(e)(h)        649.78(e)(h)     (1.72)(h)         8

    $   120            1.72%               8.05%           0.81%           46%
         52            1.72               61.58             .94(i)        893
         10            1.79(e)(h)        649.72(e)(h)     (1.72)(h)         8

    $ 1,178            0.72%               6.75%           1.69%           46%
        305            0.72               41.52            1.64           893
         10            0.79(e)(h)        648.81(e)(h)      (.72)(h)         8

    $   690            1.02%              23.03%           1.20%           83%
        343            1.04(e)            98.75(e)         1.45(i)         42
         12            1.03(e)(h)        643.42(e)(h)     (1.02)(h)         8

    $    18            1.72%              24.65%           0.85            83%
         13            1.74(e)           189.38(e)         1.61(i)         42
         10            1.73(e)(h)        638.66(e)(h)     (1.72)(h)         8

    $    20            1.72%              24.79%           1.34%           83%
         37            1.74(e)           190.03(e)         1.74(i)         42
         10            1.73(e)(h)        638.66(e)(h)     (1.72)(h)         8

    $   248            0.72%              22.45%           1.68%           83%
         50            0.74(e)           127.65(e)         2.04            42
         10            0.73(e)(h)        637.93(e)(h)      (.72)(h)         8
----------------------------------------------------------------------------------

(a)Based on average shares outstanding.

(b)Net of expenses waived and reimbursed by the Adviser.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.


(d)Expense ratios do not include expenses of the Underlying Portfolios in which the Strategies invest. For the years ended August 31, 2009, August 31, 2008, August 31, 2007, and August 31, 2006, the estimated blended expense ratios were 0.04%, 0.04%, 0.04% and 0.07%, respectively, for each of the Strategies.


(e)Ratios reflect expenses grossed up for expense offset arrangements with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

YEAR ENDED AUGUST 31, 2008
--------------------------
                   2055
                RETIREMENT
                 STRATEGY
---------------------------
Class A            1.02%
Class B            1.72
Class C            1.72
Advisor Class      0.72

                                  YEAR ENDED AUGUST 31, 2007
                    -----------------------------------------------------
                       2000       2040       2045       2050       2055
                    RETIREMENT RETIREMENT RETIREMENT RETIREMENT RETIREMENT
                     STRATEGY   STRATEGY   STRATEGY   STRATEGY   STRATEGY
     ---------------------------------------------------------------------
     Class A           0.90%      1.08%      1.09%      1.02%      1.02%
     Class B           1.57       1.80       1.79       1.72       1.72
     Class C           1.59       1.78       1.79       1.72       1.72
     Advisor Class     0.63       0.79       0.79       0.72       0.72



(f)Amount is less than $.005.

(g)Commencement of operations.

(h)Annualized.

(i)Net of fees and expenses waived by the Distributor.

APPENDIX A
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
The settlement agreement between the Adviser and the New York State Attorney General requires the Strategies to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Strategies" in this Prospectus about the effect of a Strategy's expenses, including investment advisory fees and other Strategy costs, on the Strategy's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Strategy assuming a 5% return each year including an initial sales charge of 4.25%. The current annual expense ratio for each Strategy is the same as stated under "Financial Highlights" and includes the expenses incurred by the Underlying Portfolios./*/ If you wish to obtain hypothetical investment information for other classes of shares of the Strategy, please refer to the "Mutual Fund Fees and Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $   531.57*  $9,947.18
   2              9,947.18      497.36    10,444.54    2,409.56    8,034.98
   3              8,034.98      401.75     8,436.73    1,946.35    6,490.38
   4              6,490.38      324.52     6,814.90    1,572.20    5,242.70
   5              5,242.70      262.14     5,504.84    1,269.97    4,234.87
   6              4,234.87      211.74     4,446.61    1,025.83    3,240.78
   7              3,420.78      171.04     3,591.82      828.63    2,763.19
   8              2,763.19      138.16     2,901.35      669.34    2,232.01
   9              2,232.01      111.60     2,343.61      540.67    1,802.94
   10             1,802.94       90.15     1,893.08      436.73    1,456.35
   --------------------------------------------------------------------------
   Cumulative                $2,687.21               $11,230.85


ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  531.57*   $9,947.18
   2              9,947.18      497.36    10,444.54     746.78     9.697.75
   3              9,697.75      484.89    10,182.64     728.06     9,454.58
   4              9,454.58      472.73     9,927.31     709.80     9,217.51
   5              9,217.51      460.88     9,678.39     692.00     8,986.38
   6              8,986.38      449.32     9,435.70     674.65     8,761.05
   7              8,761.05      438.05     9,199.10     657.74     8,541.36
   8              8,541.36      427.07     8,968.43     641.24     8,327.19
   9              8,327.19      416.36     8,743.55     625.16     8,118.39
   10             8,118.39      405.92     8,524.30     609.49     7,914.82
   --------------------------------------------------------------------------
   Cumulative                $4,531.33               $6,616.49

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  531.57*   $ 9,947.18
   2              9,947.18      497.36    10,444.54     188.00     10,256.54
   3             10,256.54      512.83    10,769.36     193.85     10,575.52
   4             10,575.52      528.78    11,104.29     199.88     10,904.41
   5             10,904.41      545.22    11,449.64     206.09     11,243.54
   6             11,243.54      562.18    11,805.72     212.50     11,593.22
   7             11,593.22      579.66    12,172.88     219.11     11,953.22
   8             11,593.76      597.69    12,551.45     225.93     12,325.53
   9             12,325.53      616.28    12,941.80     232.95     12,708.85
   10            12,708.85      635.44    13,344.29     240.20     13,104.10
   --------------------------------------------------------------------------
   Cumulative                $5,554.19               $2,450.08


ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  531.57*   $ 9,947.18
   2              9,947.18      497.36    10,444.54     161.89     10,282.65
   3             10,282.65      514.13    10,796.78     167.35     10,629.43
   4             10,629.43      531.47    11,160.90     172.99     10,987.91
   5             10,987.91      549.40    11,537.30     178.83     11,358.48
   6             11,358.48      567.92    11,926.40     184.86     11,741.54
   7             11,741.54      587.08    12,328.62     191.09     12,137.52
   8             12,137.52      606.88    12,744.40     197.54     12,546.86
   9             12,546.86      627.34    13,174.21     204.20     12,970.01
   10            12,970.01      648.50    13,618.51     211.09     13,407.42
   --------------------------------------------------------------------------
   Cumulative                $5,608.83               $2,201.09


ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  531.57*   $ 9,947.18
   2              9,947.18      497.36    10,444.54     153.53     10,291.00
   3             10,291.00      514.55    10,805.55     158.84     10,646.71
   4             10,646.71      532.34    11,179.05     164.33     11,014.72
   5             11,014.72      550.74    11,565.45     170.01     11,395.44
   6             11,395.44      569.77    11,965.21     175.89     11,789.32
   7             11,789.32      589.47    12,378.79     181.97     12,196.82
   8             12,196.82      609.84    12,806.66     188.26     12,618.40
   9             12,618.40      630.92    13,249.33     194.77     13,054.56
   10            13,054.56      652.73    13,707.29     201.50     13,505.79
   --------------------------------------------------------------------------
   Cumulative                $5,626.47               $2,120.67

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  531.57*   $ 9,947.18
   2              9,947.18      497.36    10,444.54     143.09     10,301.45
   3             10,301.45      515.07    10,816.52     148.19     10,668.34
   4             10,668.34      533.42    11,201.75     153.46     11,048.29
   5             11,048.29      552.41    11,600.70     158.93     11,441.77
   6             11,441.77      572.09    12,013.86     164.59     11,849.27
   7             11,849.27      592.46    12,441.74     170.45     12,271.28
   8             12,271.28      613.56    12,884.85     176.52     12,708.33
   9             12,708.33      635.42    13,343.74     182.81     13,160.93
   10            13,160.93      658.05    13,818.98     189.32     13,629.66
   --------------------------------------------------------------------------
   Cumulative                $5,648.59               $2,108.93


ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  529.56*   $ 9,949.19
   2              9.949.19      497.46    10,446.65     138.94     10,307.71
   3             10,307.71      515.39    10,823.10     143.95     10,679.15
   4             10,679.15      533.96    11,213.11     149.13     11,063.97
   5             11,063.97      553.20    11,617.17     154.51     11,462.66
   6             11,462.66      573.13    12,035.79     160.08     11,875.72
   7             11,875.72      593.79    12,469.50     165.84     12,303.66
   8             12,303.66      615.18    12,918.84     171.82     12,747.02
   9             12,747.02      637.35    13,384.37     178.01     13,206.36
   10            13,206.36      660.32    13,866.68     184.43     13,682.25
   --------------------------------------------------------------------------
   Cumulative                $5,658.53               $1,976.27


ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  527.55*   $ 9,951.20
   2              9,951.20      497.56    10,448.76     127.47     10,321.29
   3             10,321.29      516.06    10,837.35     132.22     10,705.14
   4             10,705.14      535.26    11,240.39     137.13     11,103.26
   5             11,103.26      555.16    11,658.42     142.23     11,516.19
   6             11,516.19      575.81    12,092.00     147.52     11,944.48
   7             11,944.48      597.22    12,541.70     153.01     12,388.69
   8             12,388.69      619.43    13,008.13     158.70     12,849.43
   9             12,849.43      642.47    13,491.90     164.60     13,327.30
   10            13,327.30      666.36    13,993.66     170.72     13,822.94
   --------------------------------------------------------------------------
   Cumulative                $5,684.08               $1,861.15

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  523.53*   $ 9,955.22
   2              9,955.22      497.76    10,452.98     127.53     10,325.46
   3             10,325.46      516.27    10,841.73     132.27     10,709.46
   4             10,709.46      535.47    11,244.93     137.19     11,107.75
   5             11,107.75      555.39    11,663.13     142.29     11,520.84
   6             11,520.84      576.04    12,096.89     147.58     11,949.30
   7             11,949.30      597.47    12,546.77     153.07     12,393.70
   8             12,393.70      619.68    13,013.38     158.76     12,854.62
   9             12,854.62      642.73    13,497.35     164.67     13,332.68
   10            13,332.68      666.63    13,999.32     170.79     13,828.53
   --------------------------------------------------------------------------
   Cumulative                $5,686.19               $1,857.68


ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  519.51*   $ 9,959.24
   2              9,959.24      497.96    10,457.21     134.90     10,322.31
   3             10,322.31      516.12    10,838.42     139.82     10,698.61
   4             10,698.61      534.93    11,233.54     144.91     11,088.63
   5             11,088.63      554.43    11,643.06     150.20     11,492.86
   6             11,492.86      574.64    12,067.51     155.67     11,911.83
   7             11,911.83      595.59    12,507.43     161.35     12,346.08
   8             12,346.08      617.30    12,963.38     167.23     12,796.16
   9             12,796.16      639.81    13,435.96     173.32     13,262.64
   10            13,262.64      663.13    13,925.77     179.64     13,746.13
   --------------------------------------------------------------------------
   Cumulative                $5,627.66               $1,926.55


ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  517.49*   $ 9,961.26
   2              9,961.26      498.06    10,459.32     191.41     10,276.91
   3             10,267.91      513.40    10,781.31     197.30     10,584.01
   4             10,584.01      529.20    11,113.21     203.37     10,909.84
   5             10,909.84      545.49    11,455.33     209.63     11,245.70
   6             11,245.70      562.28    11,807.98     216.09     11,591.90
   7             11,591.90      579.59    12,171.49     222.74     11,948.75
   8             11,948.75      597.44    12,546.19     229.60     12,316.60
   9             12,316.60      615.83    12,932.43     236.66     12,695.76
   10            12,695.76      634.79    13,330.55     243.95     13,086.60
   --------------------------------------------------------------------------
   Cumulative                $5,554.83               $2,468.24

ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  478.75   $10,053.75  $  511.46*   $ 9,967.29
   2              9,967.29      498.36    10,465.65     280.48     10,185.17
   3             10,185.17      509.26    10,694.43     286.61     10,407.82
   4             10,407.82      520.39    10,928.21     292.88     10,635.34
   5             10,635.34      531.77    11,167.10     299.28     10,867.82
   6             10,867.82      543.39    11,411.22     305.82     11,105.39
   7             11,105.39      555.27    11,660.66     312.51     11,348.16
   8             11,348.16      567.41    11,915.57     319.34     11,596.23
   9             11,596.23      579.81    12,176.04     326.32     11,849.72
   10            11,849.72      592.49    12,442.21     333.45     12,108.76
   --------------------------------------------------------------------------
   Cumulative                $5,376.90               $3,268.15


*Expenses are net of any fee waiver or expense waiver in the first year.
 Thereafter, the expense ratio reflects the Strategies' operating expenses as reflected under "Fees and Expenses of the Strategy" before waiver in the Fee Table and, in addition, the fees of the Underlying Portfolios of .04%.

For more information about the Strategies, the following documents are available upon request:

..ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Each Strategy's annual and semi-annual reports to shareholders contain additional information on the Strategy's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Strategy's performance during its last fiscal year.

.. STATEMENT OF ADDITIONAL INFORMATION (SAI)
The Strategies have an SAI, which contains more detailed information about the Strategies, including their operations and investment policies. The Strategies' SAI and the independent registered public accounting firm's report and financial statements in the Strategies' most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or SAI, or make inquiries concerning the Strategies, by contacting your broker or other financial intermediary, or by contacting the Adviser:

BY MAIL:   c/o AllianceBernstein Investor Services
           P.O. Box 786003
           San Antonio, TX 78278-6003

BY PHONE:  For Information: (800) 221-5672
           For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

.. Call the Commission at 1-202-551-8090 for information on the operation of the Public Reference Room.

.. Reports and other information about each Strategy are available on the EDGAR
  Database on the Commission's Internet site at http://www.sec.gov.

.. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.

ON THE INTERNET:  www.sec.gov

You also may find these documents and more information about the Adviser and the Strategies on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SEC File No.: 811-21081



ALLIANCEBERNSTEIN RETIREMENT STRATEGIES
1345 Avenue of the Americas
New York, NY 10105


                                          PRO-0107-1209

                                                              [GRAPHIC]
              [LOGO]
        ALLIANCEBERNSTEIN

RETIREMENT STRATEGIES -- RETIREMENT SHARES -- (CLASSES A, R, K AND I)



PROSPECTUS  |  DECEMBER 31, 2009


AllianceBernstein Retirement Strategies(R)


        AllianceBernstein 2000 Retirement Strategy



        AllianceBernstein 2005 Retirement Strategy



        AllianceBernstein 2010 Retirement Strategy



        AllianceBernstein 2015 Retirement Strategy



        AllianceBernstein 2020 Retirement Strategy



        AllianceBernstein 2025 Retirement Strategy



        AllianceBernstein 2030 Retirement Strategy



        AllianceBernstein 2035 Retirement Strategy



        AllianceBernstein 2040 Retirement Strategy



        AllianceBernstein 2045 Retirement Strategy



        AllianceBernstein 2050 Retirement Strategy



        AllianceBernstein 2055 Retirement Strategy


Each of the AllianceBernstein Retirement Strategies seeks the highest total return over time consistent with its asset mix. The asset mix in each AllianceBernstein Retirement Strategy will emphasize capital growth for periods further from retirement (which, for example, is the case for the AllianceBernstein 2055 Retirement Strategy) and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the AllianceBernstein 2000 Retirement Strategy). All AllianceBernstein Retirement Strategies will eventually have a static asset allocation mix fifteen years after the target retirement year.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




     [LOGO]
       AB
ALLIANCEBERNSTEIN

Investment Products Offered
.. Are Not FDIC Insured
.. May Lose Value
.. Are Not Bank Guaranteed

TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                             Page

RISK/RETURN SUMMARY.........................................    4

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES AND RISKS......    4
  Performance and Bar Chart Information.....................    6
  Risks Summary.............................................   19

FEES AND EXPENSES OF THE STRATEGIES.........................   22

INVESTING IN THE STRATEGIES.................................   32
  How to Buy Shares.........................................   32
  The Different Share Class Expenses........................   33
  Distribution Arrangements For Group Retirement Plans......   34
  Payments to Financial Intermediaries......................   34
  How to Exchange Shares....................................   36
  How to Sell or Redeem Shares..............................   36
  Frequent Purchases and Redemptions of Strategy Shares.....   36
  How the Strategies Value Their Shares.....................   38

DESCRIPTION OF THE STRATEGIES...............................   40
  Investment Objectives and Principal Policies..............   40
  Description of Underlying Portfolios......................   40
  Additional Investment Practices...........................   45

MANAGEMENT OF THE STRATEGIES................................   47
  Investment Adviser........................................   47
  Portfolio Managers........................................   48
  Legal Proceedings.........................................   48
  Performance of Equity and Fixed-Income Investment Teams...   49
  Transfer Agency and Retirement Plan Services..............   52

DIVIDENDS, DISTRIBUTIONS AND TAXES..........................   54

GENERAL INFORMATION.........................................   56

GLOSSARY....................................................   57

FINANCIAL HIGHLIGHTS........................................   59

APPENDIX A--HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.  A-1

The investment adviser for the AllianceBernstein Retirement Strategies is AllianceBernstein L.P., or the Adviser, a global investment manager providing diversified services to institutions and individuals through a broad line of investments, including approximately 106 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the ALLIANCEBERNSTEIN RETIREMENT STRATEGIES. This Summary describes the Strategies' objectives, principal investment strategies, principal risks, and fees.

A more detailed description of the Strategies can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

Other important things for you to note:

..  You may lose money by investing in a Strategy.

.. An investment in a Strategy is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES AND RISKS

The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy will seek to achieve its objective by investing in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). Each Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategies' asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Strategy, that Strategy's asset mix seeks to minimize the likelihood that an investor in that Strategy experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Strategy's retirement date. Thereafter, the target asset allocation for that Strategy will generally be fixed. The static allocation of a Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 25% equities and 10% real estate investment trusts or REITs.

The Adviser will allow the relative weightings of a Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart shows each Strategy's target allocation for the various asset classes as of the date of this Prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGY
ASSET ALLOCATION BY RETIREMENT YEAR
--------------------------------------------------------------------------------


YEARS BEFORE/
AFTER                                                                           5 YEARS 10 YEARS 15 YEARS
RETIREMENT          50   45   40   35   30   25   20   15   10   5   RETIREMENT  AFTER   AFTER*   AFTER*
---------------------------------------------------------------------------------------------------------
ASSET CLASS
Short Duration
 Bonds               --   --   --   --   --   --   --   --   --   --      --      9.0     18.0     27.5
Fixed-Income
 Securities
 (Bonds)            5.0  5.0  5.0  5.0  5.0  5.0 10.0 14.0 21.0 28.0    35.0     36.0     37.0     37.5
Real Estate
 Investment
 Trusts             5.0  5.0  5.0  5.0  5.0  5.0  7.0 10.0 10.0 10.0    10.0     10.0     10.0     10.0
Equity Securities
 (Stocks)          90.0 90.0 90.0 90.0 90.0 90.0 83.0 76.0 69.0 62.0    55.0     45.0     35.0     25.0
---------------------------------------------------------------------------------------------------------


*These allocations are not specific to any current AllianceBernstein Retirement
 Strategy, but reflect the expected future allocations of any Strategy once it reaches 10 and 15 years after its target retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

RETIREMENT STRATEGIES ASSET ALLOCATION
--------------------------------------------------------------------------------

The following chart illustrates how the asset mix of the Strategies will vary over time. In general, the asset mix of each Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.


                                    [GRAPHIC]

PERFORMANCE AND BAR CHART INFORMATION
--------------------------------------------------------------------------------


This summary includes a table for each Strategy showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in a Strategy by showing:


.. how the Strategy's average annual returns for one year and over the life of the Strategy compare to those of a broad-based securities market index/*/; and

.. how the Strategy's performance changed from year to year over the life of the Strategy.

                                  PLEASE NOTE

  Each Strategy's past performance, of course, does not necessarily indicate how it will perform in the future.

  As with all investments, you may lose money by investing in the Strategies.


*A composite benchmark is also provided for each Strategy to show how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. Each composite benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia Far East (EAFE) Index; for REITS, FTSE EPRA/NAREIT Global Real Estate Developed Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. These indices reflect no deduction for fees, expenses or taxes.

ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS


(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -26.21%   -2.75%
----------------------------------------------------------
Class R                                 -25.71%   -3.00%
----------------------------------------------------------
Class K                                 -25.41%   -2.71%
----------------------------------------------------------
Class I                                 -25.23%   -2.46%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%   -6.77%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    4.76%
----------------------------------------------------------
Composite Benchmark                     -20.97%   -0.75%
----------------------------------------------------------


*  Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.

** Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 19.24%.


                                     [CHART]

                             Calendar Year End (%)

  99    00    01    02    03    04     05     06      07     08
 ----  ----  ----  ----  ----  ----   ----   ----    ----   ----
  na    na    na    na    na    na     na   12.15   5.79  -25.50


You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 5.12%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -13.63%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS


(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -29.95%   -4.11%
----------------------------------------------------------
Class R                                 -29.34%   -4.29%
----------------------------------------------------------
Class K                                 -29.26%   -4.05%
----------------------------------------------------------
Class I                                 -29.03%   -3.82%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%   -6.77%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    4.76%
----------------------------------------------------------
Composite Benchmark                     -25.98%   -2.19%
----------------------------------------------------------


*  Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.

** Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 22.02%.


                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   12.83   5.40  -29.28

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 5.59%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -15.72%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS


(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -33.51%   -5.14%
----------------------------------------------------------
Class R                                 -33.04%   -5.36%
----------------------------------------------------------
Class K                                 -32.92%   -5.11%
----------------------------------------------------------
Class I                                 -32.70%   -4.87%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%   -6.77%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    4.76%
----------------------------------------------------------
Composite Benchmark                     -30.03%   -3.47%
----------------------------------------------------------


*  Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.

** Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 24.28%.


                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   13.97   5.65  -32.88

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 6.29%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -17.88%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS


(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -36.27%   -5.93%
----------------------------------------------------------
Class R                                 -35.77%   -6.11%
----------------------------------------------------------
Class K                                 -35.62%   -5.88%
----------------------------------------------------------
Class I                                 -35.47%   -5.63%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%   -6.77%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    4.76%
----------------------------------------------------------
Composite Benchmark                     -32.49%   -4.17%
----------------------------------------------------------


*  Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.

** Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 25.52%.


                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   15.28   5.45  -35.67

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 6.98%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -19.40%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS


(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -38.78%   -6.81%
----------------------------------------------------------
Class R                                 -38.33%   -6.97%
----------------------------------------------------------
Class K                                 -38.11%   -6.72%
----------------------------------------------------------
Class I                                 -38.05%   -6.54%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%   -6.77%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    4.76%
----------------------------------------------------------
Composite Benchmark                     -34.91%   -4.90%
----------------------------------------------------------


*  Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.

** Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 26.43%.


                                     [CHART]

                            Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   16.17   5.00  -38.20

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 7.56%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -20.86%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS


(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -40.68%   -6.86%
----------------------------------------------------------
Class R                                 -40.30%   -7.05%
----------------------------------------------------------
Class K                                 -40.19%   -6.86%
----------------------------------------------------------
Class I                                 -40.01%   -6.60%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%   -6.77%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    4.76%
----------------------------------------------------------
Composite Benchmark                     -36.80%   -5.42%
----------------------------------------------------------


*  Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.

** Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 27.00%.

                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06     07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   17.07   5.23  -40.13

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 7.98%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -21.93%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS


(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -41.53%   -7.54%
----------------------------------------------------------
Class R                                 -41.08%   -7.67%
----------------------------------------------------------
Class K                                 -41.00%   -7.51%
----------------------------------------------------------
Class I                                 -40.82%   -7.28%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%   -6.77%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    4.76%
----------------------------------------------------------
Composite Benchmark                     -37.45%   -5.43%
----------------------------------------------------------


* Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.

**Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

+ Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 26.84%.


                                     [CHART]

                             Calendar Year End (%)

 99    00    01    02    03    04     05     06      07     08
----  ----  ----  ----  ----  ----   ----   ----    ----   ----
 na    na    na    na    na    na     na   17.64    5.52  -40.98

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 8.46%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -22.32%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS


(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -42.04%   -7.64%
----------------------------------------------------------
Class R                                 -41.54%   -7.84%
----------------------------------------------------------
Class K                                 -41.37%   -7.57%
----------------------------------------------------------
Class I                                 -41.26%   -7.35%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%   -6.77%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    4.76%
----------------------------------------------------------
Composite Benchmark                     -37.73%   -5.49%
----------------------------------------------------------


*  Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.

** Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 25.94%.


Calendar Year End (%)

                                     [CHART]

 99    00    01    02    03    04     05     06      07     08
----  ----  ----  ----  ----  ----   ----   ----   ----   ----
 na    na    na    na    na    na     na   17.25   5.71  -41.49

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 8.25%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -22.48%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS


(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -41.91%   -7.30%
----------------------------------------------------------
Class R                                 -41.50%   -7.47%
----------------------------------------------------------
Class K                                 -41.37%   -7.24%
----------------------------------------------------------
Class I                                 -41.26%   -7.04%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%   -6.77%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    4.76%
----------------------------------------------------------
Composite Benchmark                     -37.73%   -5.49%
----------------------------------------------------------


* Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.

**Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

+ Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 25.81%.


                                     [CHART]

                             Calendar Year End (%)

  99    00    01    02    03    04     05     06      07     08
 ----  ----  ----  ----  ----  ----   ----   ----    ----   ----
  na    na    na    na    na    na     na   17.78   5.61  -41.35

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 8.60%, 4TH QUARTER, 2006; AND WORST QUARTER WAS DOWN -22.39%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS


(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -42.09%   -7.46%
----------------------------------------------------------
Class R                                 -41.69%   -7.67%
----------------------------------------------------------
Class K                                 -41.56%   -7.45%
----------------------------------------------------------
Class I                                 -41.40%   -7.23%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%   -6.77%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    4.76%
----------------------------------------------------------
Composite Benchmark                     -37.73%   -5.49%
----------------------------------------------------------


* Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.

**Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

+ Reflects no deduction for fees, expenses or taxes.

BAR CHART


The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 25.68%.


                                     [CHART]

                             Calendar Year End (%)

  99    00    01    02    03    04     05     06      07     08
 ----  ----  ----  ----  ----  ----   ----   ----    ----   ----
  na    na    na    na    na    na     na   17.66    5.72  -41.53


You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:


BEST QUARTER WAS UP 8.29%, 1ST QUARTER, 2006; AND WORST QUARTER WAS DOWN -22.49%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
--------------------------------------------------------------------------------

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -41.45%  -28.39%
----------------------------------------------------------
Class R                                 -41.03%  -28.55%
----------------------------------------------------------
Class K                                 -40.85%  -28.32%
----------------------------------------------------------
Class I                                 -40.71%  -28.18%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%  -27.00%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    7.46%
----------------------------------------------------------
Composite Benchmark                     -37.73%  -27.92%
----------------------------------------------------------



*  Inception date is 06/29/07 for Class A, Class R, Class K and Class I shares.

** Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART

The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 27.71%.

                                     [CHART]

                             Calendar Year End (%)

  99    00    01    02    03    04     05     06      07     08
 ----  ----  ----  ----  ----  ----   ----   ----    ----   ----
  na    na    na    na    na    na     na     na      na   -40.87

You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:

BEST QUARTER WAS DOWN -2.09%, 2ND QUARTER, 2008; AND WORST QUARTER WAS DOWN -21.66%, 4TH QUARTER, 2008.

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY

--------------------------------------------------------------------------------


PERFORMANCE TABLE


AVERAGE ANNUAL TOTAL RETURNS



(For the periods ended December 31, 2008)



                                                  SINCE
                                        1 YEAR  INCEPTION*
----------------------------------------------------------
Class A**                               -41.37%  -28.60%
----------------------------------------------------------
Class R                                 -40.95%  -28.77%
----------------------------------------------------------
Class K                                 -40.74%  -28.56%
----------------------------------------------------------
Class I                                 -40.61%  -28.37%
----------------------------------------------------------
S&P 500 Stock Index+                    -37.00%  -27.00%
----------------------------------------------------------
Barclays Capital U.S. Aggregate Index+    5.24%    7.46%
----------------------------------------------------------
Composite Benchmark                     -37.73%  -27.92%
----------------------------------------------------------



*  Inception date is 06/29/07 for Class A, Class R, Class K and Class I shares.



** Average annual total returns reflect imposition of the maximum contingent deferred sales charges.



+  Reflects no deduction for fees, expenses or taxes.



BAR CHART



The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2009, the year-to-date unannualized return for the Strategy's shares was 25.78%.



                                     [CHART]

                             Calendar Year End (%)

  99    00    01    02    03    04     05     06      07     08
 ----  ----  ----  ----  ----  ----   ----   ----    ----   ----
  na    na    na    na    na    na     na     na      na   -40.78



You should consider an investment in the Strategy as a long-term investment. The Strategy's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Strategy's:



BEST QUARTER WAS DOWN -1.92%, 2ND QUARTER, 2008; AND WORST QUARTER WAS DOWN -20.61%, 4TH QUARTER, 2008.

RISKS SUMMARY
--------------------------------------------------------------------------------

The value of your investment in a Strategy will change with changes in the values of that Strategy's investments in the Underlying Portfolios. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Strategy's investments (including the Underlying Portfolios). The degree to which the following risks apply to a particular Strategy varies according to the Strategy's asset allocation. In general, a Strategy with a later retirement year is expected to be more volatile, and thus riskier, than a Strategy with an earlier retirement year. A Strategy that has achieved its retirement year and thereafter would be expected to be the least volatile of the Strategies.

Each Strategy's principal risks will change depending on the asset mix of the Underlying Portfolios. This Prospectus includes more information about the Underlying Portfolios and their investments, under "Description of Underlying Portfolios", below.

MARKET RISK

This is the risk that the value of a Strategy's investments will fluctuate as the stock and bond markets fluctuate and that prices overall may decline over short- or long-term periods. All Strategies are subject to this risk, particularly those with a higher asset allocation of Underlying Portfolios that invest in common stocks. The value of a Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be under performing the stock market generally.


INTEREST RATE RISK
Changes in interest rates will affect the value of a Strategy's investments in fixed-income securities. When interest rates rise, the value of a Strategy's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK
This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in fixed-income securities.

ALLOCATION RISK
The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity and debt securities, or U.S. and non-U.S. securities may have a more significant effect on a Strategy's net asset value or NAV when one of these investment strategies is performing more poorly than the other.

INFLATION RISK
This is the risk that the value of assets or income from a Strategy's investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions. All Strategies are subject to this risk.

FOREIGN (NON-U.S.) RISK
A Strategy's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a smaller number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Strategy's investments in a country other than the United States. To the extent a Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers.

EMERGING MARKET RISK
Foreign investment risk may be particularly high to the extent a Strategy invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK
This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of a Strategy's investments or reduce the returns of a Strategy. For example, the value of a Strategy's investments in foreign stocks or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets generally are not as regulated as securities markets. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in foreign (non-U.S.) issuers.

CAPITALIZATION RISK
This is the risk of investments in small- and mid-capitalization companies. Investments in small- and mid-cap companies tend to be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. A Strategy's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in small- and mid-cap companies.

REAL ESTATE RISK
This is the risk associated with investments in real estate. Direct investments in real estate can decline due to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, indirect investments in real estate, such as REITs, have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. All Strategies are subject to this risk because they invest in the Global Real Estate Investment Portfolio.

FOCUSED PORTFOLIO RISK

Strategies that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on a Strategy's NAV. All Strategies are subject to this risk because they invest in Underlying Portfolios, such as U.S. Large Cap Growth Portfolio and International Growth Portfolio, that emphasize investments in a smaller number of companies.


DERIVATIVES RISK
This is the risk of investments in derivatives. These investments may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategies, and subject to counterparty risk to a greater degree than more traditional investments.

LEVERAGE RISK
When a Strategy borrows money or otherwise leverages its portfolio, it may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of a Strategy's investments. A Strategy may create leverage through the use of reverse repurchase arrangements, forward contracts or dollar rolls or by borrowing money.

MANAGEMENT RISK
All Strategies are subject to management risk because the Underlying Portfolios are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for each Underlying Portfolio, but there is no guarantee that its techniques will produce the intended result.

FEES AND EXPENSES OF THE STRATEGIES
--------------------------------------------------------------------------------

                 WHY ARE STRATEGY FEES AND EXPENSES IMPORTANT?
  Fees and expenses reduce the investment performance of a Strategy. The information provided below is intended to help you understand what these fees and expenses are and provides examples of the dollar amount of these costs to help you make comparisons with other funds. Some of these fees are paid, under certain circumstances, at the time you redeem or sell your shares back to the Strategy. You pay other fees and expenses indirectly because they are deducted from a Strategy's assets and reduce the value of your shares. These fees include management fees, distribution and/or service (Rule 12b-1) fees, and operating expenses.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                       CLASS A CLASS R CLASS K CLASS I
                                                       SHARES  SHARES  SHARES  SHARES
--------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                    None(a)  None    None    None
--------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
whichever is lower)                                    None(a)  None    None    None
--------------------------------------------------------------------------------------
Exchange Fee                                            None    None    None    None

(a)In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "Purchase of Shares" in the Statement of Additional Information or SAI.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets) AND EXAMPLES

Each Strategy's operating expense table shows the fees and expenses (including the pro rata share of expenses of the Underlying Portfolios) that you may pay if you buy and hold shares of a Strategy. The Examples are intended to help you compare the cost of investing in the Strategies with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Strategy for the time periods indicated and then redeem all of your shares at the end of those periods shown. The Examples also assume that your investment has a 5% return each year, that the Strategy's and Underlying Portfolios' operating expenses stay the same, and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:


ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees                                                 .55%     .55%     .55%     .55%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               0.35%    0.26%    0.19%    0.11%
  Other Expenses                                               1.44%    1.38%    1.43%    1.40%
                                                              -----    -----    -----    -----
Total Other Expenses                                           1.79%    1.64%    1.62%    1.51%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses (Before Waiver)              2.64%    2.69%    2.42%    2.06%
                                                              =====    =====    =====    =====
Waiver and/or Expense Reimbursement (a)                       (1.82)%  (1.67)%  (1.65)%  (1.54)%
                                                              -----    -----    -----    -----
Net Expenses                                                   0.82%    1.02%    0.77%    0.52%
                                                              =====    =====    =====    =====
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses                              0.86%    1.06%    0.81%    0.56%
                                                              =====    =====    =====    =====
------------------------------------------------------------------------------------------------


EXAMPLES


                 CLASS A CLASS R CLASS K CLASS I
------------------------------------------------
After 1 year     $   88  $  108  $   83  $   57
After 3 years*   $  659  $  689  $  608  $  509
After 5 years*   $1,257  $1,296  $1,161  $  987
After 10 years*  $2,878  $2,938  $2,671  $2,308
------------------------------------------------



Please refer to the footnotes on page 31.

ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees                                                 .55%     .55%     .55%     .55%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               0.17%    0.24%    0.19%    0.10%
  Other Expenses                                               0.77%    0.77%    0.77%    0.77%
                                                              -----    -----    -----    -----
Total Other Expenses                                           0.94%    1.01%    0.96%    0.87%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses (Before Waiver)              1.79%    2.06%    1.76%    1.42%
                                                              =====    =====    =====    =====
Waiver and/or Expense Reimbursement (a)                       (0.91)%  (0.98)%  (0.93)%  (0.84)%
                                                              -----    -----    -----    -----
Net Expenses                                                   0.88%    1.08%    0.83%    0.58%
                                                              =====    =====    =====    =====
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses                              0.92%    1.12%    0.87%    0.62%
                                                              =====    =====    =====    =====
------------------------------------------------------------------------------------------------


EXAMPLES


                                 CLASS A CLASS R CLASS K CLASS I
                ------------------------------------------------
                After 1 year     $   94  $  114  $   89  $   63
                After 3 years*   $  487  $  563  $  476  $  379
                After 5 years*   $  905  $1,039  $  888  $  717
                After 10 years*  $2,073  $2,353  $2,039  $1,674
                ------------------------------------------------


ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees(c)                                              .55%     .55%     .55%     .55%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               0.17%    0.24%    0.18%    0.09%
  Other Expenses                                               0.23%    0.23%    0.22%    0.22%
                                                              -----    -----    -----    -----
Total Other Expenses                                           0.40%    0.47%    0.40%    0.31%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses (Before Waiver)              1.25%    1.52%    1.20%    0.86%
                                                              =====    =====    =====    =====
Waiver and/or Expense Reimbursement (a)                       (0.35)%  (0.42)%  (0.35)%  (0.26)%
                                                              -----    -----    -----    -----
Net Expenses                                                   0.90%    1.10%    0.85%    0.60%
                                                              =====    =====    =====    =====
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses                              0.94%    1.14%    0.89%    0.64%
                                                              =====    =====    =====    =====
------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 31.

EXAMPLES


                 CLASS A CLASS R CLASS K CLASS I
------------------------------------------------
After 1 year     $   96  $  116  $   91  $   65
After 3 years*   $  374  $  451  $  359  $  261
After 5 years*   $  674  $  810  $  647  $  473
After 10 years*  $1,526  $1,821  $1,469  $1,084
------------------------------------------------


ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees                                                 .60%     .60%     .60%     .60%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               0.14%    0.24%    0.19%    0.09%
  Other Expenses                                               0.14%    0.15%    0.15%    0.14%
                                                              -----    -----    -----    -----
Total Other Expenses                                           0.28%    0.39%    0.34%    0.23%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses (Before Waiver)              1.18%    1.49%    1.19%    0.83%
                                                              =====    =====    =====    =====
Waiver and/or Expense Reimbursement (a)                       (0.24)%  (0.35)%  (0.30)%  (0.19)%
                                                              -----    -----    -----    -----
Net Expenses                                                   0.94%    1.14%    0.89%    0.64%
                                                              =====    =====    =====    =====
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses                              0.98%    1.18%    0.93%    0.68%
                                                              =====    =====    =====    =====
------------------------------------------------------------------------------------------------


EXAMPLES


                 CLASS A CLASS R CLASS K CLASS I
------------------------------------------------
After 1 year     $  100  $  120  $   95  $   69
After 3 years*   $  363  $  449  $  361  $  259
After 5 years*   $  647  $  801  $  647  $  464
After 10 years*  $1,456  $1,794  $1,462  $1,055
------------------------------------------------



Please refer to the footnotes on page 31.

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees                                                 .60%     .60%     .60%     .60%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               0.15%    0.25%    0.19%    0.11%
  Other Expenses                                               0.13%    0.13%    0.12%    0.13%
                                                              -----    -----    -----    -----
Total Other Expenses                                           0.28%    0.38%    0.31%    0.24%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses (Before Waiver)              1.18%    1.48%    1.16%    0.84%
                                                              =====    =====    =====    =====
Waiver and/or Expense Reimbursement (a)                       (0.20)%  (0.30)%  (0.23)%  (0.16)%
                                                              -----    -----    -----    -----
Net Expenses                                                   0.98%    1.18%    0.93%    0.68%
                                                              =====    =====    =====    =====
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses                              1.02%    1.22%    0.97%    0.72%
                                                              =====    =====    =====    =====
------------------------------------------------------------------------------------------------


EXAMPLES


                 CLASS A CLASS R CLASS K CLASS I
------------------------------------------------
After 1 year     $  104  $  124  $   99  $   74
After 3 years*   $  367  $  451  $  358  $  265
After 5 years*   $  651  $  801  $  638  $  472
After 10 years*  $1,460  $1,787  $1,434  $1,070
------------------------------------------------



ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees                                                 .65%     .65%     .65%     .65%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               0.19%    0.25%    0.19%    0.12%
  Other Expenses                                               0.15%    0.15%    0.15%    0.15%
                                                              -----    -----    -----    -----
Total Other Expenses                                           0.34%    0.40%    0.34%    0.27%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses (Before Waiver)              1.29%    1.55%    1.24%    0.92%
                                                              =====    =====    =====    =====
Waiver and/or Expense Reimbursement (a)                       (0.29)%  (0.35)%  (0.29)%  (0.22)%
                                                              -----    -----    -----    -----
Net Expenses                                                   1.00%    1.20%    0.95%    0.70%
                                                              =====    =====    =====    =====
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses                              1.04%    1.24%    0.99%    0.74%
                                                              =====    =====    =====    =====
------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 31.

EXAMPLES


                 CLASS A CLASS R CLASS K CLASS I
------------------------------------------------
After 1 year     $  106  $  126  $  101  $   76
After 3 years*   $  393  $  468  $  377  $  284
After 5 years*   $  701  $  833  $  674  $  509
After 10 years*  $1,576  $1,860  $1,520  $1,158
------------------------------------------------


ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees                                                 .65%     .65%     .65%     .65%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               0.20%    0.26%    0.19%    0.11%
  Other Expenses                                               0.18%    0.17%    0.18%    0.18%
                                                              -----    -----    -----    -----
Total Other Expenses                                           0.38%    0.43%    0.37%    0.29%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses (Before Waiver)              1.33%    1.58%    1.27%    0.94%
                                                              =====    =====    =====    =====
Waiver and/or Expense Reimbursement (a)                       (0.31)%  (0.36)%  (0.30)%  (0.22)%
                                                              -----    -----    -----    -----
Net Expenses                                                   1.02%    1.22%    0.97%    0.72%
                                                              =====    =====    =====    =====
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses                              1.06%    1.26%    1.01%    0.76%
                                                              =====    =====    =====    =====
------------------------------------------------------------------------------------------------


EXAMPLES


                 CLASS A CLASS R CLASS K CLASS I
------------------------------------------------
After 1 year     $  108  $  128  $  103  $   78
After 3 years*   $  403  $  476  $  386  $  290
After 5 years*   $  720  $  847  $  689  $  520
After 10 years*  $1,619  $1,892  $1,553  $1,181
------------------------------------------------




Please refer to the footnotes on page 31.

ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees                                                 .65%     .65%     .65%     .65%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               0.22%    0.24%    0.19%    0.11%
  Other Expenses                                               0.26%    0.26%    0.26%    0.26%
                                                              -----    -----    -----    -----
Total Other Expenses                                           0.48%    0.50%    0.45%    0.37%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses (Before Waiver)              1.43%    1.65%    1.35%    1.02%
                                                              =====    =====    =====    =====
Waiver and/or Expense Reimbursement (a)                       (0.41)%  (0.43)%  (0.38)%  (0.30)%
                                                              -----    -----    -----    -----
Net Expenses                                                   1.02%    1.22%    0.97%    0.72%
                                                              =====    =====    =====    =====
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses                              1.06%    1.26%    1.01%    0.76%
                                                              =====    =====    =====    =====
------------------------------------------------------------------------------------------------


EXAMPLES


                 CLASS A CLASS R CLASS K CLASS I
------------------------------------------------
After 1 year     $  108  $  128  $  103  $   78
After 3 years*   $  425  $  491  $  403  $  307
After 5 years*   $  764  $  877  $  724  $  556
After 10 years*  $1,722  $1,962  $1,636  $1,267
------------------------------------------------


ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees                                                 .65%     .65%     .65%     .65%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               0.25%    0.24%    0.19%    0.11%
  Other Expenses                                               0.31%    0.31%    0.30%    0.31%
                                                              -----    -----    -----    -----
Total Other Expenses                                           0.56%    0.55%    0.49%    0.42%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses (Before Waiver)              1.51%    1.70%    1.39%    1.07%
                                                              =====    =====    =====    =====
Waiver and/or Expense Reimbursement (a)                       (0.49)%  (0.48)%  (0.42)%  (0.35)%
                                                              -----    -----    -----    -----
Net Expenses                                                   1.02%    1.22%    0.97%    0.72%
                                                              =====    =====    =====    =====
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses                              1.06%    1.26%    1.01%    0.76%
                                                              =====    =====    =====    =====
------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 31.

EXAMPLES


                 CLASS A CLASS R CLASS K CLASS I
------------------------------------------------
After 1 year     $  108  $  128  $  103  $   78
After 3 years*   $  442  $  501  $  411  $  318
After 5 years*   $  798  $  899  $  742  $  578
After 10 years*  $1,804  $2,012  $1,677  $1,320
------------------------------------------------


ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees                                                 .65%     .65%     .65%     .65%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               0.30%    0.24%    0.19%    0.11%
  Other Expenses                                               0.51%    0.51%    0.51%    0.51%
                                                              -----    -----    -----    -----
Total Other Expenses                                           0.81%    0.75%    0.70%    0.62%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses (Before Waiver)              1.76%    1.90%    1.60%    1.27%
                                                              =====    =====    =====    =====
Waiver and/or Expense Reimbursement (a)                       (0.74)%  (0.68)%  (0.63)%  (0.55)%
                                                              -----    -----    -----    -----
Net Expenses                                                   1.02%    1.22%    0.97%    0.72%
                                                              =====    =====    =====    =====
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%

                                                              -----    -----    -----    -----
Total Strategy Operating Expenses                              1.06%    1.26%    1.01%    0.76%

                                                              =====    =====    =====    =====
------------------------------------------------------------------------------------------------


EXAMPLES


                 CLASS A CLASS R CLASS K CLASS I
------------------------------------------------
After 1 year     $  108  $  128  $  103  $   78
After 3 years*   $  494  $  543  $  456  $  361
After 5 years*   $  906  $  984  $  832  $  665
After 10 years*  $2,055  $2,209  $1,891  $1,531
------------------------------------------------



Please refer to the footnotes on page 31.

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees                                                 .65%     .65%     .65%     .65%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               0.85%    0.10%    0.09%    0.05%
  Other Expenses                                               5.31%    5.13%    5.15%    5.32%
                                                              -----    -----    -----    -----
Total Other Expenses                                           6.16%    5.23%    5.24%    5.37%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses (Before Waiver)              7.11%    6.38%    6.14%    6.02%
                                                              =====    =====    =====    =====
Waiver and/or Expense Reimbursement (a)                       (6.09)%  (5.16)%  (5.17)%  (5.30)%
                                                              -----    -----    -----    -----
Net Expenses                                                   1.02%    1.22%    0.97%    0.72%
                                                              =====    =====    =====    =====
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%
                                                              -----    -----    -----    -----
Total Strategy Operating Expenses                              1.06%    1.26%    1.01%    0.76%
                                                              =====    =====    =====    =====
------------------------------------------------------------------------------------------------


EXAMPLES


                 CLASS A CLASS R CLASS K CLASS I
------------------------------------------------
After 1 year     $  108  $  128  $  103  $   78
After 3 years*   $1,563  $1,442  $1,373  $1,328
After 5 years*   $2,955  $2,718  $2,614  $2,551
After 10 years*  $6,183  $5,753  $5,589  $5,499
------------------------------------------------


ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY

OPERATING EXPENSES


                                                             CLASS A  CLASS R  CLASS K  CLASS I
------------------------------------------------------------------------------------------------
Management Fees                                                 .65%     .65%     .65%     .65%
Distribution and/or Service (12b-1) Fees                        .30%     .50%     .25%    None
Other Expenses
  Transfer Agent                                               2.64%    0.08%    0.06%    0.01%
  Other Expenses                                              19.44%   19.27%   18.88%   19.19%
                                                             ------   ------   ------   ------
Total Other Expenses                                          22.08%   19.35%   18.94%   19.20%
                                                             ------   ------   ------   ------
Total Strategy Operating Expenses (Before Waiver)             23.03%   20.50%   19.84%   19.85%
                                                             ======   ======   ======   ======
Waiver and/or Expense Reimbursement (a)                      (22.01)% (19.28)% (18.87)% (19.13)%
                                                             ------   ------   ------   ------
Net Expenses                                                   1.02%    1.22%    0.97%    0.72%
                                                             ======   ======   ======   ======
Acquired Fund Fees and Expenses (Underlying Portfolios) (b)    0.04%    0.04%    0.04%    0.04%
                                                             ------   ------   ------   ------
Total Strategy Operating Expenses                              1.06%    1.26%    1.01%    0.76%
                                                             ======   ======   ======   ======
------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 31.

EXAMPLES


                 CLASS A CLASS R CLASS K CLASS I
------------------------------------------------
After 1 year     $   108 $   128 $  103  $   78
After 3 years*   $ 4,076 $ 3,753 $3,645  $3,630
After 5 years*   $ 6,740 $ 6,339 $6,212  $6,203
After 10 years*  $10,171 $10,009 $9,946  $9,945
------------------------------------------------


(a)Reflects the Adviser's contractual waiver of a portion of its advisory fees and/or reimbursement of a portion of the Strategy's operating expenses. This waiver extends through the Strategy's current fiscal year and may be extended by the Adviser for additional one-year terms.


(b)"Acquired Fund Fees and Expenses" are based upon the allocation of the Strategy's assets among the Underlying Portfolios as of August 31, 2009. "Acquired Fund Fees and Expenses" will vary with the changes in the expenses of the Underlying Portfolios, as well as allocation of the Strategy's assets, and may be higher or lower than those shown above.


(c)Restated to reflect current fees.


* These examples assume that the Adviser's agreement to waive advisory fees and/or reimburse the Strategy's expenses is not extended beyond the end of the Strategy's current fiscal year.

INVESTING IN THE STRATEGIES
--------------------------------------------------------------------------------


This section discusses how to buy, sell or redeem, or exchange different classes of shares of a Strategy that are offered in this Prospectus. Each Strategy offers four classes of shares through this Prospectus.



Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" below.


HOW TO BUY SHARES

The purchase of a Strategy's shares is priced at the next determined NAV after your order is received in proper form.



Class A, Class R, Class K and Class I shares are available at NAV without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Strategy ("group retirement plans"), as follows:


Class A shares offered through this Prospectus are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees.

Class R shares are designed for group retirement plans with plan assets up to $10,000,000.

Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets.

Class I shares are designed for group retirement plans with at least $10,000,000 in plan assets and certain related group retirement plans described in the SAI. Class I shares are also available to certain institutional clients of the Adviser who invest at least $2 million in a Strategy.

Class A, Class R, Class K and Class I shares are also available to certain AllianceBernstein-sponsored group retirement plans. Class R, Class K and Class I shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans. Effective October 19, 2005, Class I shares were no longer available to AllianceBernstein-sponsored group retirement plan programs known as the "Informed Choice" programs.

REQUIRED INFORMATION
Each Strategy is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Strategy may also ask to see other identifying documents. If you do not provide the information, the Strategy will not be able to open your account. If a Strategy is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Strategy believes it has identified potentially criminal activity, that Strategy reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority ("FINRA") member firm.

GENERAL
AllianceBernstein Investments, Inc., or ABI, may refuse any order to purchase shares. Each Strategy reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees or CDSCs.

                           WHAT IS A RULE 12B-1 FEE?

  A Rule 12b-1 fee is a fee deducted from a Strategy's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the Strategy's fee table near the front of this Prospectus.





ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES.


Each Strategy has adopted a plan under Securities and Exchange Commission ("Commission") Rule 12b-1 that allows the Strategy to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of a Strategy's shares is up to:


                               DISTRIBUTION AND/OR SERVICE
                                 (RULE 12B-1) FEE (AS A
                                 PERCENTAGE OF AGGREGATE
                                AVERAGE DAILY NET ASSETS)
                      ------------------------------------
                      Class A              .30%
                      Class R              .50%
                      Class K              .25%
                      Class I             None

Because these fees are paid out of a Strategy's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class R shares are subject to higher Rule 12b-1 fees than Class A shares. The higher fees mean a higher expense ratio, so Class R shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. Conversely, Class K and Class I shares have a lower or no Rule 12b-1 fee. Therefore, Class K and Class I shares have a lower expense ratio and may have a higher NAV (and returns) than Class A or Class R shares. All or some of these fees may be paid to financial intermediaries, including your financial intermediary.

CLASS A SHARES

Class A shares offered through this Prospectus do not have an initial sales charge. Class A shares may be subject to a CDSC of up to 1%. Purchases of Class A shares by AllianceBernstein or non-AllianceBernstein sponsored group retirement plans may be subject to a 1%, 1-year CDSC if terminated within one year. The CDSC is applied to the lesser of NAV at the time of redemption of shares or the original cost of the shares being redeemed.

CLASS R, CLASS K AND CLASS I SHARES
Class R, Class K and Class I shares do not have an initial sales charge or CDSC.

DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS

Each Strategy offers distribution arrangements for group retirement plans. Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for the group retirement plans as to the purchase, sale or exchange of Strategy shares, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus and the Strategies' SAI. Group retirement plans also may not offer all classes of Strategy shares. A Strategy is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.


PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries market and sell shares of the Strategies. These financial intermediaries may receive compensation for selling shares of the Strategies. This compensation is paid from various sources, including any CDSC and/or Rule 12b-1 fee that you or the Strategies may pay.


                       WHAT IS A FINANCIAL INTERMEDIARY?
  A financial intermediary is a firm that receives compensation for selling shares of the Strategies offered in this Prospectus and/or provides services to the Strategies' shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.


ABI may pay financial intermediaries selling Class A shares a fee of up to 1%. Up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.



For Class R and Class K shares, up to 100% of the Rule 12b-1 fee applicable to these classes of shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R and Class K shares.


  Your financial advisor's firm receives compensation from the Strategies, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

  - Rule 12b-1 fees;
  - additional distribution support;
  - defrayal of costs for educational seminars and training; and
  - payments related to providing shareholder recordkeeping and/or transfer agency services.

  Please read this Prospectus carefully for information on this compensation.


OTHER PAYMENTS FOR DISTRIBUTION SERVICES AND EDUCATIONAL SUPPORT
In addition to the Rule 12b-1 fees described above, some or all of which may be paid to financial intermediaries, ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms or their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.



For 2009, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds are expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $15,500,000. In 2008, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $19,000,000 for distribution services and educational support related to the AllianceBernstein Mutual Funds.



A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list". ABI's goal is to make the financial intermediaries who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.



The Strategies and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Strategies--Transfer Agency and Retirement Plan Services" below. These expenses paid by the Strategies' are included in "Other Expenses" under "Fees and Expenses of the Strategies--Annual Strategy Operating Expenses" above.


  IF ONE MUTUAL FUND SPONSOR MAKES GREATER DISTRIBUTION ASSISTANCE PAYMENTS THAN ANOTHER, YOUR FINANCIAL INTERMEDIARY MAY HAVE AN INCENTIVE TO RECOMMEND ONE FUND COMPLEX OVER ANOTHER. SIMILARLY, IF YOUR FINANCIAL ADVISOR OR HIS OR HER FIRM RECEIVES MORE DISTRIBUTION ASSISTANCE FOR ONE SHARE CLASS VERSUS ANOTHER, THE FINANCIAL INTERMEDIARY MAY HAVE AN INCENTIVE TO RECOMMEND THAT CLASS.

As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:



  Ameriprise Financial Services
  AXA Advisors
  Bank of America
  Cadaret, Grant & Co.
  CCO Investment Services Corp.
  Chase Investment Services
  Citigroup Global Markets
  Commonwealth Financial Network
  Donegal Securities
  ING Advisors Network

  LPL Financial Corporation
  Merrill Lynch

  Morgan Stanley & Co. Incorporated


  Northwestern Mutual Investment Services

  Raymond James
  RBC Capital Markets Corporation
  Robert W. Baird

  SagePoint Financial, Inc.

  UBS AG
  UBS Financial Services

  Wells Fargo Advisors

  Wells Fargo Investments

Although the Strategies may use brokers and dealers that sell shares of the Strategies to effect portfolio transactions, the Strategies do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES

You may exchange your Strategy shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) provided that the other fund offers the same class of shares, after your order is received in proper form. Exchanges of shares are made at the next-determined NAV, without sales or service charges. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. You may request an exchange through your financial intermediary. In order to receive a day's NAV, your financial intermediary must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Strategies may modify, restrict, or terminate the exchange privilege on 60 days' written notice.


HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to a Strategy) on any day the New York Stock Exchange, or the Exchange, is open. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Strategy receives your redemption request in proper form. Normally, redemption proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Strategy is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).


FREQUENT PURCHASES AND REDEMPTIONS OF STRATEGY SHARES


The Strategies' Board of Directors (the "Board") has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Strategy shares or excessive or short-term trading that may disadvantage long-term Strategy shareholders. These policies are described below. There is no guarantee that the Strategies will be able to detect excessive or short-term trading and to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in Strategy shares through purchases, sales and exchanges of shares. Each Strategy reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any rea-son, including any purchase or exchange order accepted by any shareholder's financial intermediary.



RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Strategies will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Strategy's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Strategy shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause a Strategy to sell shares at inopportune times to accommodate redemptions relating to short-term trading. In particular, a Strategy may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, a Strategy may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.



Strategies that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Strategy calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Strategy share prices that are based on closing prices of foreign securities established some time before the Strategy calculates its own share price (referred to as "time zone arbitrage"). The Strategies have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Strategy calculates its NAV. While there is no assurance, the Strategies expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Strategy shareholders.



A shareholder engaging in a short-term trading strategy may also target a Strategy that does not invest primarily in foreign securities. Any Strategy that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). All Strategies may be adversely affected by price arbitrage.



POLICY REGARDING SHORT-TERM TRADING. Purchases and exchanges of shares of the Strategies should be made for investment purposes only. The Strategies will seek to prevent patterns of excessive purchases and sales of Strategy shares to the extent they are detected by the procedures described below. The Strategies reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.



..  TRANSACTION SURVEILLANCE PROCEDURES. The Strategies, through their agents,
   ABI and AllianceBernstein Investor Services, Inc., or ABIS, maintain surveillance procedures to detect excessive or short-term trading in Strategy shares. This surveillance process involves several factors, which include scrutinizing transactions in Strategy shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Strategy shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Strategies may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.



.. ACCOUNT BLOCKING PROCEDURES. If the Strategies determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Strategy account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Strategy shares back to a Strategy or redemptions will continue to be permitted in accordance with the terms of the Strategy's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Strategy that the account holder did not or will not in the future engage in excessive or short-term trading.



..  APPLICATIONS OF SURVEILLANCE PROCEDURES AND RESTRICTIONS TO OMNIBUS
   ACCOUNTS. Omnibus account arrangements are common forms of holding shares of the Strategies, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Strategies apply their surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Strategies have entered into agreements with all of their financial intermediaries that require the financial intermediaries to provide the Strategies, upon the request of the Strategies or their agents, with individual account level information about their transactions. If the Strategies detect excessive trading through their monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Strategies to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Strategy shares. For certain retirement plan accounts, the Strategies may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Strategy shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).




HOW THE STRATEGIES VALUE THEIR SHARES
The price of each Strategy's shares is based on its NAV, which in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Strategy's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a

Strategy's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Strategy does not price its shares, the NAV of a Strategy's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Strategy.

Each Underlying Portfolio values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Trustees (the "Trustees"). When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Underlying Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


Subject to the oversight of the Trustees, the Trustees have delegated responsibility for valuing each Underlying Portfolio's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Trustees, to value each Underlying Portfolio's assets on behalf of the Underlying Portfolio. The Valuation Committee values Underlying Portfolio assets as described above.

DESCRIPTION OF THE STRATEGIES
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Strategy's investment objective, principal investment policies and risks. Of course, there can be no assurance that a Strategy will achieve its investment objective.

Please note that:

.. Additional descriptions of each Underlying Portfolio's investment strategies, investments and risks can be found in the Strategies' SAI.

.. Underlying Portfolios that have a policy to invest at least 80% of their net assets in securities indicated by their name, such as U.S. Value, will not change these policies without 60 days' prior written notice to shareholders.

.. Except as noted, a Strategy's investment objective and investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Strategy's holdings after they are purchased by a Strategy will not cause the Strategy to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES
The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each of the Strategies seeks to achieve its objective by investing in various Underlying Portfolios, which represent a variety of asset classes and investment styles. Each Strategy is managed to a specific retirement year. Each Strategy's asset mix will become more conservative, both prior to and after the target year. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Strategy, that Strategy's asset mix seeks to minimize the likelihood that an investor in that Strategy experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Strategy's retirement date. Thereafter, the target asset allocation for that Strategy will generally be fixed. The static allocation of a Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 25% equities and 10% REITs.

The Adviser will allow the relative weightings of a Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes. The Adviser may invest cash balances of the Strategies and may invest in currency transactions on behalf of the Strategies.

DESCRIPTION OF UNDERLYING PORTFOLIOS
Each Strategy invests in a combination of Underlying Portfolios. Each Strategy's target asset allocation is intended to diversify its investments among various asset classes such as stocks and bonds.


The Adviser does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, as noted above, the Adviser reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying Portfolios are being used within each asset class as of January 1, 2010 and the target allocations for each Strategy:

PERCENTAGE OF ALLIANCEBERNSTEIN RETIREMENT STRATEGY

INVESTED IN THE SPECIFIED UNDERLYING PORTFOLIO AS OF JANUARY 1, 2010

--------------------------------------------------------------------------------


                CURRENT FUND                    2055  2050  2045  2040  2035  2030  2025  2020  2015  2010  2005  2000  N/A*
------------------------------------------------------------------------------------------------------------------------------
ASSET CLASS     UNDERLYING PORTFOLIO
--------------- ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
SHORT DURATION
BONDS           Short Duration Bond                --    --    --    --    --    --    --    --    --    --  9.00 18.00 22.74
--------------- ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
BONDS           SUBTOTAL                         5.00  5.00  5.00  5.00  5.00 10.00 14.00 21.00 28.00 35.00 36.00 37.00 37.24
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                Inflation-Protected Securities     --    --    --    --    --    --    --  4.00  9.00 14.00 15.00 15.00 15.00
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                Intermediate Duration            5.00  5.00  5.00  5.00  5.00  5.00  7.00 10.00 12.00 14.00 16.00 19.50 20.99
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                High-Yield                         --    --    --    --    --  5.00  7.00  7.00  7.00  7.00  5.00  2.50  1.25
--------------- ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
REITS           Global Real Estate Investment    5.00  5.00  5.00  5.00  5.00  7.00 10.00 10.00 10.00 10.00 10.00 10.00 10.00
--------------- ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
STOCKS          SUBTOTAL                        90.00 90.00 90.00 90.00 90.00 83.00 76.00 69.00 62.00 55.00 45.00 35.00 30.02
--------------- ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                U.S. Large Cap Growth           24.00 24.00 24.00 24.00 24.00 22.25 20.50 18.50 17.00 15.50 13.00 10.25  8.88
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                U.S. Value                      24.00 24.00 24.00 24.00 24.00 22.25 20.50 18.50 17.00 15.50 13.00 10.25  8.88
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                Small-Mid Cap Growth             7.50  7.50  7.50  7.50  7.50  6.75  6.00  5.50  4.75  3.75  2.75  2.00  1.63
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                Small-Mid Cap Value              7.50  7.50  7.50  7.50  7.50  6.75  6.00  5.50  4.75  3.75  2.75  2.00  1.63
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                International Growth            13.50 13.50 13.50 13.50 13.50 12.50 11.50 10.50  9.25  8.25  6.75  5.25  4.50
                ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                International Value             13.50 13.50 13.50 13.50 13.50 12.50 11.50 10.50  9.25  8.25  6.75  5.25  4.50
--------------- ------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----


CURRENT FUND                    N/A*
-------------------------------------
UNDERLYING PORTFOLIO
------------------------------- -----

Short Duration Bond             27.50
------------------------------- -----
SUBTOTAL                        37.50
------------------------------- -----
Inflation-Protected Securities  15.00
------------------------------- -----
Intermediate Duration           22.50
------------------------------- -----
High-Yield                         --
------------------------------- -----
Global Real Estate Investment   10.00
------------------------------- -----
SUBTOTAL                        25.00
------------------------------- -----
U.S. Large Cap Growth            7.50
------------------------------- -----
U.S. Value                       7.50
------------------------------- -----
Small-Mid Cap Growth             1.25
------------------------------- -----
Small-Mid Cap Value              1.25
------------------------------- -----
International Growth             3.75
------------------------------- -----
International Value              3.75
------------------------------- -----



*These allocations are not specific to any Strategy, but reflect the expected future allocations of any Strategy once it reaches 10 and 15 years after its retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), and credit quality (investment-grade and high yield).



INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES OF UNDERLYING PORTFOLIOS
A brief description of each of the Underlying Portfolios follows. Additional details are available in the Underlying Portfolios' prospectus or SAI. You may request a free copy of the Underlying Portfolios' prospectus and/or SAI by contacting the Adviser:

By Mail:   c/o AllianceBernstein Investor Services P.O. Box 786003
           San Antonio, TX 78278-6003

By Phone:  For Information:              (800) 221-5672
           For Literature:               (800) 227-4618

STOCK PORTFOLIOS
ALLIANCEBERNSTEIN U.S. VALUE PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. market. The Portfolio's investment policies emphasize investment in companies that the Adviser's Bernstein unit ("Bernstein") determines to be undervalued. Under normal circumstances, this Portfolio invests at least 80% of its net assets in equity securities issued by U.S. companies. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

ALLIANCEBERNSTEIN U.S. LARGE CAP GROWTH PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. equity market. This Portfolio focuses on a relatively small number of large, intensively researched companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, about 40-60 companies will be represented in the Portfolio's portfolio, with the 25 most highly regarded of these constituting approximately 70% of the Portfolio's net assets. The Adviser relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments.


Under normal circumstances, this Portfolio invests at least 80% of its net assets in equity securities issued by large-cap U.S. companies. For these purposes, "large-cap U.S. companies" are those that, at the time of investment, have market capitalizations within the range of the market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalizations of companies in the Russell 1000(R) Growth Index ranged from $280 million to almost $350 billion as of October 31, 2009, this Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase. The Portfolio may also invest in foreign (non-U.S.) securities.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT PORTFOLIO has an investment objective of seeking total return from a combination of income and long-term growth of capital. This Portfolio invests primarily in equity securities of REITs and other real estate industry companies, such as real estate operating companies ("REOCs"). Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in real estate companies Bernstein believes have strong property fundamentals and management teams. This Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

This Portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries.

The Portfolio normally invests in companies in at least three countries other than the United States. This Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging market countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by the Adviser's large research team of analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the Portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.

The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio's investments include companies that are established as a result of privatizations of state enterprises.


ALLIANCEBERNSTEIN SMALL-MID CAP VALUE PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. For these purposes, "small- and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index. While the market capitalizations of companies in the Russell 2500(TM) Value Index ranged from $39 million to $9.63 billion as of October 31, 2009, this Portfolio normally will not invest in companies with market capitalizations exceeding $5 billion at the time of purchase. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.


ALLIANCEBERNSTEIN SMALL-MID CAP GROWTH PORTFOLIO has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, this Portfolio invests at least 80% of its net assets in small- and mid-cap companies. For these purposes, "small- and mid-cap companies" are those U.S. companies that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market capitalizations of companies in the Russell 2500(TM) Growth Index ranged from $160 million to $5.319 billion as of October 31, 2009. Because the Portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.


Normally, this Portfolio invests in U.S. companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The Adviser relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments. This Portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

BOND FUNDS
ALLIANCEBERNSTEIN SHORT DURATION BOND PORTFOLIO has an investment objective to provide a moderate rate of income that is subject to taxes. This Portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in fixed-income securities. This Portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions. Duration is a measure of sensitivity to interest rates and varies as obligors on debt securities repay their obligations.

This Portfolio may invest in many types of fixed-income securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities, as well as other securities of U.S. and non-U.S. issuers.

ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO has an investment objective to provide a moderate to high rate of income that is subject to taxes. This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities, as well as securities of U.S. and non-U.S. issuers. Under normal circumstances, this Portfolio invests at least 80% of its net assets in debt securities. This Portfolio seeks to maintain a relatively longer duration of three to six years under normal market conditions.

The Portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar. This Portfolio also may invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.

ALLIANCEBERNSTEIN INFLATION-PROTECTED SECURITIES PORTFOLIO has an investment objective of seeking a total return that exceeds the rate of inflation over the long term with income that is subject to taxes. This Portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in inflation-protected securities. The Portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. This Portfolio seeks to maintain a duration within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS 1-10 year Index, which as of October 31, 2009 was 2.01 years.


Assets not invested in inflation-protected securities may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities, as well as other securities of U.S. and non-U.S. issuers.

ALLIANCEBERNSTEIN HIGH-YIELD PORTFOLIO has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This Portfolio invests primarily in high-yield debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio invests in high-yield, below investment grade debt securities, commonly known as "junk bonds." This Portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers. The Portfolio may invest in U.S. Dollar-denominated and non-U.S. Dollar-denominated foreign fixed-income securities.

ADDITIONAL INVESTMENT PRACTICES
Each of the Underlying Portfolios also may:

.. Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

.. Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

..  Invest in synthetic foreign equity securities;

..  Enter into forward currency exchange contracts;

..  Enter into swap transactions;

..  Enter into repurchase agreements and reverse repurchase agreements;

..  Enter into standby commitment agreements;

..  Invest in convertible securities and preferred stock;

..  Invest in the securities of supranational agencies and other
   "semi-governmental" issuers;

.. Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

.. Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

..  Invest up to 15% of its total assets in illiquid securities; and

.. Invest in depositary receipts, exchange-traded funds ("ETFs"), and other derivative instruments representing securities of companies or market indices.

The AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, and the AllianceBernstein Small-Mid Cap Growth Portfolio each also may:

..  Invest up to 20% of its total assets in rights and warrants.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

..  Invest in variable, floating, and inverse floating rate investments; and

..  Invest in zero coupon and interest-only or principal-only securities.

FUTURE DEVELOPMENTS
An Underlying Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

UNDERLYING PORTFOLIO TURNOVER
Each of the Underlying Portfolios is actively managed and, in some cases in response to market conditions, an Underlying Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage or other transaction costs and other expenses, which must be borne by the Underlying Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may reduce its position in equity securities and invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities, including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

PORTFOLIO HOLDINGS
A description of the Strategies' and Underlying Portfolios' policies and procedures with respect to the disclosure of portfolio holdings is available in the Strategies' SAI.

MANAGEMENT OF THE STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Each Strategy's investment adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser managing client accounts with assets as of September 30, 2009 totaling approximately $498 billion (of which more than $74 billion represented assets of investment companies). As of September 30, 2009, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 39 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 35 registered investment companies managed by the Adviser, comprising 98 separate investment portfolios, currently have approximately 3.7 million shareholder accounts.



The Adviser provides investment advisory services for each Strategy and for directing the purchase and sale of the Underlying Portfolios in which they invest. For these advisory services, each Strategy paid the Adviser, (before waivers and reimbursements), during its most recent fiscal year a management fee as a percentage of average daily net assets as shown in the table below.



                                                      MANAGEMENT FEE
                                                    (AS A PERCENTAGE OF
     ALLIANCEBERNSTEIN RETIREMENT STRATEGY       AVERAGE DAILY NET ASSETS)
     ---------------------------------------------------------------------
     AllianceBernstein 2000 Retirement Strategy            0.55%
     AllianceBernstein 2005 Retirement Strategy            0.55%
     AllianceBernstein 2010 Retirement Strategy            0.55%
     AllianceBernstein 2015 Retirement Strategy            0.60%
     AllianceBernstein 2020 Retirement Strategy            0.60%
     AllianceBernstein 2025 Retirement Strategy            0.65%
     AllianceBernstein 2030 Retirement Strategy            0.65%
     AllianceBernstein 2035 Retirement Strategy            0.65%
     AllianceBernstein 2040 Retirement Strategy            0.65%
     AllianceBernstein 2045 Retirement Strategy            0.65%
     AllianceBernstein 2050 Retirement Strategy            0.65%
     AllianceBernstein 2055 Retirement Strategy            0.65%



A discussion regarding the basis for the Board's approval of the Strategies' investment advisory agreement is available in the Strategies' annual report to shareholders for the fiscal year ended August 31, 2009.


The Adviser is also responsible for the selection and management of the Underlying Portfolios' portfolio investments. The Adviser does not receive a fee for managing the Underlying Portfolios.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees that may be higher or lower than the advisory fees it receives from the Strategies. Certain other clients of the Adviser may have investment objectives and policies similar to those of a Strategy or an Underlying Portfolio. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with a Strategy or an Underlying Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved (including an Underlying Portfolio). When two or more of the clients of the Adviser (including an Underlying Portfolio) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The management of and investment decisions for each of the Strategies are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on the Adviser's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Strategies' investments.

The following table lists the persons within the Blend Investment Policy Team with the most significant responsibility for day-to-day management of the Strategies, the length of time that each person has been jointly and primarily responsible for the Strategies, and each person's principal occupation during the past five years:


                                                                            PRINCIPAL OCCUPATION DURING
EMPLOYEE; YEAR; TITLE                                                        THE PAST FIVE (5) YEARS
------------------------------------------------------------------------------------------------------------------------
Dokyoung Lee; since July 2008; Senior Vice President of     Senior Vice President of the Adviser, with which he has
the Adviser and Director of Research--Blend Strategies      been associated in a similar capacity to his current
                                                            position since prior to 2004 and Director of Research--
                                                            Blend Strategies since February 2009.

Thomas J. Fontaine; since July 2008; Senior Vice            Senior Vice President of the Adviser and since June 2008
President of the Adviser and Director of Research--         Director of Research--Defined Contribution. Previously,
Defined Contribution                                        he was a Director of Research for the Adviser's Style Blend
                                                            Services, a member of the Blend Investment Policy Team
                                                            from February 2006 to June 2008 and served as a senior
                                                            quantitative analyst since prior to 2004.

Seth J. Masters; since inception; Executive Vice President  Executive Vice President of the Adviser, with which he has
of the Adviser and Chief Investment Officer of Blend        been associated in a substantially similar capacity to his
Strategies and Defined Contribution                         current position since prior to 2004 and Chief Investment
                                                            Officer of Blend Strategies and Defined Contribution since
                                                            June 2008.

Christopher H. Nikolich; since inception; Senior Vice       Senior Vice President of the Adviser, with which he has
President of the Adviser                                    been associated in a substantially similar capacity to his current position since prior to 2004.

Patrick J. Rudden; since February 2009; Senior Vice         Senior Vice President of the Adviser, with which he has
President of the Adviser                                    been associated in a similar capacity to his current
                                                            position since prior to 2004, and Global Head of
                                                            Institutional Investment Solutions. He is a member of the
                                                            Global, European and UK Value Equity Investment Policy
                                                            Groups.


Additional information about the portfolio managers may be found in the Strategies' SAI.

LEGAL PROCEEDINGS

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. (the "Hindo Complaint") was filed against the Adviser; AllianceBernstein L.P. ("Holding"); AllianceBernstein Corporation; AXA Financial, Inc.; the AllianceBernstein Mutual Funds; certain officers of the Adviser (the "AllianceBernstein defendants"); and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act of 1933, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Sections 206 and 215 of the Investment Advisers Act of 1940. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.


Following October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On
September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the Commission dated December 18, 2003 as amended and restated January 15, 2004 and the New York State Attorney General Assurance of Discontinuation dated September 1, 2004.

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the affected funds' shares or other adverse consequences to those funds. This may require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to those funds or the Strategies.

PERFORMANCE OF EQUITY AND FIXED-INCOME INVESTMENT TEAMS

Although the Strategies themselves have limited performance history, certain of the investment teams employed by the Adviser in managing each Strategy have experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as those applicable to the portions of the Strategies they manage. The Historical Accounts that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Strategies, as registered investment companies, are subject and which, if applicable to the Historical Accounts, may have adversely affected the performance of the Historical Accounts.


Set forth below is performance data provided by the Adviser relating to all the Historical Accounts that have substantially the same investment objectives and policies and essentially the same investment strategies as the Strategies managed by investment teams that manage the Strategies' assets. Performance data is shown for the period during which the relevant investment team of the Adviser or its Bernstein unit managed the Historical Accounts through September 30, 2009. The aggregate assets for the Historical Accounts managed by each investment team as of September 30, 2009 are also shown. Each of an investment team's Historical Accounts has a nearly identical composition of investment holdings and related percentage weightings.


The performance data is net of all fees (including brokerage commissions) charged to the Historical Accounts, calculated on a monthly basis. The data has not been adjusted to reflect any fees that will be payable by the Strategies, which may be higher than the fees imposed on the Historical Accounts, and will reduce the returns of the Strategies. Expenses associated with the distribution of shares of the Strategies in accordance with the plan adopted by the Board under Commission Rule 12b-1 are also excluded. Except as noted, the performance data has also not been adjusted for corporate or individual taxes, if any, payable by account owners.

The Adviser has calculated the investment performance of the Historical Accounts on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for U.S. Large Cap Value, International Large Cap Value and International Large Cap Growth accounts has been determined on an equal weighted basis for periods prior to January 1, 2003 and on an asset weighted basis for periods subsequent thereto. Composite investment performance for all other accounts has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Historical Accounts may produce different results, and the results for different periods may vary.

The Russell 1000(R) universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on a "non-linear probability" method to assign stocks to the growth and value style indices. The term "probability" is used to indicate the degree of certainty that a stock is value or growth based on its relative book-to-price ratio and I/B/E/S forecast long-term growth mean. The Russell 1000(R) Growth Index ("Russell 1000 Growth") is designed to include those Russell 1000(R) securities with higher price-to-book ratios and higher forecasted growth values. In contrast, the Russell 1000(R) Value Index ("Russell 1000 Value") is designed to include those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values.


The Russell 2500(R) Index measures the performance of the small- and mid-capitalization segment of U.S. equities. It includes the approximately 2500 of the smallest securities based on a capitalization of their current market cap and current index membership.


The Russell 2500(R) Growth Index ("Russell 2500 Growth") measures the performance of these Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.



The Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index") is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 21 developed market countries from Europe, Australia, Asia and the Far East.




The unmanaged Barclays Capital U.S. Aggregate Bond Index (Barclays Capital Aggregate Bond) is composed of the Mortgage-Backed Securities Index, the Asset-Backed Securities

Index and the Government/Corporate Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year.





The FTSE EPRA/NAREIT Developed Global Real Estate Index ("FTSE EPRA/NAREIT Developed Index") is a free-floating, market capitalization weighted index structured in such a way that it can be considered to represent general trends in all eligible real estate stocks world-wide. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets.



The Custom High Yield Composite Index is a customized time blend benchmark. It is a customized, asset-weighted blend of the benchmarks of each of the accounts in the Composite. A weighting is applied to the benchmarks by using the prior month-end market values of the portfolios within the Composite. Prior to the beginning of a new quarter, if an account is added or deleted, the custom benchmark will automatically be rebalanced to include the new account's market value and benchmark. The terminated account's market value and benchmark return will be excluded.



The BofA Merrill Lynch U.S. Treasury 1-3 Year Index is an unmanaged index comprised of U.S. Government securities, including agency securities, with remaining maturities, at month end, of one to three years.


To the extent an investment team utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Historical Accounts. The indices shown are included to illustrate material economic and market factors that existed during the time period shown. None of the indices reflects the deduction of any fees. If an investment team were to purchase a portfolio of securities substantially identical to the securities comprising the relevant index, the performance of the portion of the Strategy managed by that investment team relative to the index would be reduced by the Strategy's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Strategy's shareholders of sales charges and income taxes.

The performance data on the following pages is provided solely to illustrate each investment team's performance in managing the Historical Accounts as measured against certain broad based market indices. THE PERFORMANCE OF EACH STRATEGY WILL BE AFFECTED BOTH BY THE PERFORMANCE OF EACH INVESTMENT TEAM MANAGING A PORTION OF THE STRATEGY'S ASSETS AND BY THE ADVISER'S ALLOCATION OF THE STRATEGY'S PORTFOLIO AMONG ITS VARIOUS INVESTMENT TEAMS. IF SOME OR ALL OF THE INVESTMENT TEAMS EMPLOYED BY THE ADVISER IN MANAGING A STRATEGY WERE TO PERFORM RELATIVELY POORLY, AND/OR IF THE ADVISER WERE TO ALLOCATE MORE OF THE STRATEGY'S PORTFOLIO TO RELATIVELY POORLY PERFORMING INVESTMENT TEAMS, THE PERFORMANCE OF THE STRATEGY WOULD SUFFER. Investors should not rely on the performance data of the Historical Accounts as an indication of future performance of all or any portion of the Strategies.

The investment performance for the periods presented may not be indicative of future rates of return. The performance was not calculated pursuant to the methodology established by the Commission that will be used to calculate the Strategies' performance. The use of methodology different from that used to calculate performance could result in different performance data.

HISTORICAL ACCOUNTS
NET OF FEES PERFORMANCE
--------------------------------------------------------------------------------


For periods ended September 30, 2009, with their Aggregate Assets as of September 30, 2009



INVESTMENT TEAMS AND                ASSETS                                       SINCE   INCEPTION
BENCHMARKS                       (IN MILLIONS) 1 YEAR  3 YEAR  5 YEAR  10 YEAR INCEPTION   DATES
---------------------------------------------------------------------------------------------------
EQUITY
---------------------------------------------------------------------------------------------------
U.S. Large Cap Growth             $10,318.18     1.52%  -2.47%  2.59%  -2.15%   12.80%*  12/31/1977
Russell 1000 Growth                             -1.85%  -2.50%  1.86%  -2.56%      N/A*
---------------------------------------------------------------------------------------------------
U.S. Large Cap Value               $5,928.61    -9.02% -10.58% -1.20%   2.99%    2.91%    3/31/1999
Russell 1000 Value                             -10.62%  -7.87%  0.90%   2.59%    2.50%
---------------------------------------------------------------------------------------------------
U.S. Small/Mid Cap Value             $878.44    -2.29%  -1.41%  4.09%            8.92%   12/31/2000
Russell 2500                                    -5.68%  -3.78%  3.29%            4.53%
---------------------------------------------------------------------------------------------------
U.S. Small/Mid Cap Growth          $1,045.45    -0.38%   0.28%                   2.81%   12/31/2004
Russell 2500 Growth                             -3.08%  -2.32%                   0.94%
---------------------------------------------------------------------------------------------------
International Large Cap Growth     $3,893.71    -6.61%  -7.31%  2.62%   1.19%    5.23%   12/31/1990
MSCI EAFE                                        3.23%  -3.60%  6.07%   2.55%    5.70%
---------------------------------------------------------------------------------------------------
International Large Cap Value      $3,817.58    -2.62%  -9.15%  4.03%            7.60%    3/31/2001
MSCI EAFE                                        3.23%  -3.60%  6.07%            4.76%
---------------------------------------------------------------------------------------------------
Global Real Estate                 $2,209.13    -9.51%  -8.01%  4.98%            9.11%    9/30/2003
FTSE EPRA/NAREIT Developed
 Index                                         -10.45%  -9.77%  4.51%            8.51%
---------------------------------------------------------------------------------------------------
TAXABLE BONDS
---------------------------------------------------------------------------------------------------
U.S. Core Fixed-Income               $225.01    13.35%   5.58%  4.65%   5.94%    6.89%   12/31/1986
Barclays Capital U.S. Aggregate                 10.56%   6.41%  5.13%   6.30%    7.25%
---------------------------------------------------------------------------------------------------
U.S. High Yield Bond                 $555.76    27.11%   5.54%  5.90%   4.46%    7.96%   12/31/1986
Custom High Yield Composite
 Index                                          22.51%   5.70%  6.13%   6.66%    8.56%
---------------------------------------------------------------------------------------------------
Low Duration Bond                  $1,680.67     5.22%   2.16%  2.34%   3.81%    4.27%   12/31/1995
BofA Merrill Lynch 1-3 Yr
 Treasury Index                                  3.46%   5.17%  4.03%   4.54%    4.83%
---------------------------------------------------------------------------------------------------



* The inception date for the Russell 1000 Growth Index was December 31, 1978; the total returns for the U.S. Large Cap Growth Strategy and that benchmark from that date through 9/30/09 were 12.79% and 10.29%, respectively.


TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for each Strategy. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Strategy shares and disburses dividends and other distributions to the Strategies' shareholders.

Retirement plans may hold Strategy shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Strategies, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.25% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by a Strategy, they are included in the amount appearing opposite the caption "Other Expenses" found in the Strategy expense tables under "Fees and Expenses of the Strategies." In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Income dividends and capital gains distributions, if any, declared by a Strategy on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Strategy. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Strategy without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Strategy.

Investments made through a 401(k) plan, 457 plan, employer sponsored 403(b) plan, profit sharing and money purchase plan, defined benefit plan or a nonqualified deferred compensation plan are subject to special United States federal income tax rules. Therefore, the federal income tax consequences described in this section apply only to investments made other than by such plans.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Strategy or an Underlying Portfolio owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Strategy or an Underlying Portfolio owned for more than one year and that are properly designated by a Strategy as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Strategy or an Underlying Portfolio owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Strategy as derived from "qualified dividend income"--as further defined in the Strategies' SAI--will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Strategy level.

While it is the intention of each Strategy to distribute to its shareholders substantially all of each fiscal year's net investment income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Strategy of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Strategy will pay any dividends or realize any capital gains. The final determination of the amount of a Strategy's return of capital distributions for the period will be made after the end of each taxable year.

An investment by a Strategy or an Underlying Portfolio in foreign securities may be subject to foreign withholding taxes. In that case, the Strategy's yield (either directly or indirectly as a result of such taxes being imposed on the Underlying Portfolio) on those securities would be decreased. None of the Strategies generally expects that shareholders will be able to claim a credit or a deduction with respect to foreign taxes. In addition, a Strategy's or an Underlying Portfolio's investment in foreign securities or foreign currencies may increase or decrease the Strategy's recognition of ordinary income and may affect the timing or amount of the Strategy's distributions.

An Underlying Portfolio's or a Strategy's investment in certain debt obligations may cause the Underlying Portfolio or the Strategy to recognize taxable income in excess of the cash generated by such obligations. Thus, a Strategy or an Underlying Portfolio could be required to sell other investments in order to satisfy their distribution requirements.

If you buy shares just before a Strategy deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.

Each year shortly after December 31, each Strategy will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

NON-U.S. SHAREHOLDERS
If you are a non-resident alien or a foreign corporation for federal income tax purposes, please see the Strategies' SAI for more information on how you will be taxed as a result of holding shares in the Strategies.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Strategy may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. Each Strategy reserves the right to close an account that has remained below $500 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it fails to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number, 800-221-5672. Some services are described in the Mutual Fund Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Strategies. In order to reduce the amount of duplicative mail that is sent to homes with more than one Strategy account and to reduce expenses of the Strategies, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.



EQUITY SECURITIES include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

FIXED-INCOME SECURITIES are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.



U.S. GOVERNMENT SECURITIES are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.



S&P is Standard & Poor's Ratings Services.


BARCLAYS CAPITAL U.S. AGGREGATE INDEX provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.



S&P 500 STOCK INDEX includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also a proxy for the total market.

                     (This page intentionally left blank.)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Strategy's financial performance for the past five years (or, if shorter, the period of the Strategy's operations). Certain information reflects financial results for a single share of each Strategy. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Strategy (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent registered public accounting firm for the Strategies, whose report, along with each Strategy's financial statements, are included in the Strategies' annual report, which is available upon request.

                                    INCOME FROM INVESTMENT OPERATIONS             LESS DIVIDENDS AND DISTRIBUTIONS
                                ----------------------------------------  ----------------------------------------------
                                               Net Realized  Net Increase                                        Total
                      Net Asset      Net      and Unrealized  (Decrease)  Dividends  Distributions             Investment
                       Value,    Investment   Gain (Loss) on in Net Asset  from Net    from Net    Net Asset  Return Based
                      Beginning    Income       Investment    Value from  Investment   Realized    Value, End on Net Asset
Fiscal Year or Period of Period (Loss) (a)(b)  Transactions   Operations    Income       Gains     of Period   Value (c)
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
 CLASS A
 Year Ended 8/31/09    $10.58       $0.26         $(1.10)       $(0.84)     $(0.21)     $(0.18)      $ 9.35       (7.29)%
 Year Ended 8/31/08     11.73        0.44          (1.07)        (0.63)      (0.36)      (0.16)       10.58       (5.59)
 Year Ended 8/31/07     10.88        0.31           0.80          1.11       (0.23)      (0.03)       11.73       10.32
 Year Ended 8/31/06     10.00        0.15           0.73          0.88        0.00        0.00        10.88        8.80
 CLASS R
 Year Ended 8/31/09    $10.46       $0.20         $(1.04)       $(0.84)     $(0.20)     $(0.18)      $ 9.24       (7.46)%
 Year Ended 8/31/08     11.54        0.49          (1.13)        (0.64)      (0.28)      (0.16)       10.46       (5.78)
 Year Ended 8/31/07     10.87        0.17           0.89          1.06       (0.36)      (0.03)       11.54        9.85
 Year Ended 8/31/06     10.00        0.22           0.65          0.87        0.00        0.00        10.87        8.70
 CLASS K
 Year Ended 8/31/09    $10.40       $0.26         $(1.08)       $(0.82)      (0.23)     $(0.18)      $ 9.17       (7.27)%
 Year Ended 8/31/08     11.55        0.38          (0.98)        (0.60)      (0.39)      (0.16)       10.40       (5.50)
 Year Ended 8/31/07     10.89        0.20           0.91          1.11       (0.42)      (0.03)       11.55       10.31
 Year Ended 8/31/06     10.00        0.23           0.66          0.89        0.00        0.00        10.89        8.90
 CLASS I
 Year Ended 8/31/09    $10.44       $0.23         $(1.03)       $(0.80)     $(0.26)     $(0.18)      $ 9.20       (7.00)%
 Year Ended 8/31/08     11.60        0.48          (1.06)        (0.58)      (0.42)      (0.16)       10.44       (5.28)
 Year Ended 8/31/07     10.92        0.22           0.90          1.12       (0.41)      (0.03)       11.60       10.43
 Year Ended 8/31/06     10.00        0.27           0.65          0.92        0.00        0.00        10.92        9.20
ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
 CLASS A
 Year Ended 8/31/09    $10.35       $0.26         $(1.27)       $(1.01)     $(0.27)     $(0.23)      $ 8.84       (8.92)%
 Year Ended 8/31/08     11.78        0.41          (1.24)        (0.83)      (0.35)      (0.25)       10.35       (7.39)
 Year Ended 8/31/07     10.92        0.29           0.87          1.16       (0.27)      (0.03)       11.78       10.69
 Year Ended 8/31/06     10.00        0.13           0.79          0.92        0.00        0.00        10.92        9.20
 CLASS R
 Year Ended 8/31/09    $10.27       $0.23         $(1.24)       $(1.01)     $(0.23)     $(0.23)      $ 8.80       (9.02)%
 Year Ended 8/31/08     11.72        0.37          (1.22)        (0.85)      (0.35)      (0.25)       10.27       (7.61)
 Year Ended 8/31/07     10.89        0.08           1.05          1.13       (0.27)      (0.03)       11.72       10.46
 Year Ended 8/31/06     10.00        0.13           0.76          0.89        0.00        0.00        10.89        8.90
 CLASS K
 Year Ended 8/31/09    $10.33       $0.26         $(1.27)       $(1.01)     $(0.26)     $(0.23)      $ 8.83       (8.85)%
 Year Ended 8/31/08     11.75        0.34          (1.16)        (0.82)      (0.35)      (0.25)       10.33       (7.31)
 Year Ended 8/31/07     10.91        0.14           1.03          1.17       (0.30)      (0.03)       11.75       10.85
 Year Ended 8/31/06     10.00        0.18           0.73          0.91        0.00        0.00        10.91        9.10
 CLASS I
 Year Ended 8/31/09    $10.36       $0.27         $(1.25)       $(0.98)     $(0.29)     $(0.23)      $ 8.86       (8.55)%
 Year Ended 8/31/08     11.79        0.46          (1.25)        (0.79)      (0.39)      (0.25)       10.36       (7.11)
 Year Ended 8/31/07     10.95        0.22           0.97          1.19       (0.32)      (0.03)       11.79       10.94
 Year Ended 8/31/06     10.00        0.19           0.76          0.95        0.00        0.00        10.95        9.50
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
 CLASS A
 Year Ended 8/31/09    $10.53       $0.23         $(1.53)       $(1.30)     $(0.25)     $(0.31)      $ 8.67      (11.23)%
 Year Ended 8/31/08     12.00        0.38          (1.36)        (0.98)      (0.33)      (0.16)       10.53       (8.48)
 Year Ended 8/31/07     11.00        0.27           1.00          1.27       (0.25)      (0.02)       12.00       11.64
 Year Ended 8/31/06     10.00        0.13           0.87          1.00        0.00        0.00        11.00       10.00
 CLASS R
 Year Ended 8/31/09    $10.50       $0.21         $(1.52)       $(1.31)     $(0.23)     $(0.31)      $ 8.65      (11.50)%
 Year Ended 8/31/08     11.98        0.34          (1.34)        (1.00)      (0.32)      (0.16)       10.50       (8.70)
 Year Ended 8/31/07     10.98        0.11           1.14          1.25       (0.23)      (0.02)       11.98       11.47
 Year Ended 8/31/06     10.00        0.09           0.89          0.98        0.00        0.00        10.98        9.80
 CLASS K
 Year Ended 8/31/09    $10.54       $0.23         $(1.52)       $(1.29)     $(0.25)     $(0.31)      $ 8.69      (11.20)%
 Year Ended 8/31/08     12.01        0.39          (1.37)        (0.98)      (0.33)      (0.16)       10.54       (8.46)
 Year Ended 8/31/07     11.00        0.18           1.11          1.29       (0.26)      (0.02)       12.01       11.80
 Year Ended 8/31/06     10.00        0.13           0.87          1.00        0.00        0.00        11.00       10.00
 CLASS I
 Year Ended 8/31/09    $10.59       $0.26         $(1.55)       $(1.29)     $(0.28)     $(0.31)      $ 8.71      (11.10)%
 Year Ended 8/31/08     12.05        0.38          (1.33)        (0.95)      (0.35)      (0.16)       10.59       (8.18)
 Year Ended 8/31/07     11.03        0.18           1.14          1.32       (0.28)      (0.02)       12.05       12.04
 Year Ended 8/31/06     10.00        0.11           0.92          1.03        0.00        0.00        11.03       10.30

--------------------------------------------------------------------------------


Please refer to the footnotes on page 68.

                                    RATIOS/SUPPLEMENTAL DATA
                 --------------------------------------------------------------

                    Ratio to Average Net Assets of:     Ratio of Net
                 --------------------------------------  Investment
   Net Assets      Expenses, Net        Expenses,      Income (Loss)  Portfolio
  End of Period     of Waivers/      Before Waivers/     to Average   Turnover
 (000's omitted) Reimbursements (d) Reimbursements (d) Net Assets (b)   Rate
 -               ---------------------------------------


     $ 6,608            0.82%               2.64%           3.14%        40%
       5,952            0.82                2.77            3.87         66
       5,462            0.92(e)             8.86(e)         2.82         99
         938            1.05(e)           104.94(e)         1.73         51

     $ 1,437            1.02%               2.69%           2.39%        40%
         350            1.02                2.91            3.27         66
         381            1.06(e)             6.87(e)         1.85         99
          12            1.25(e)           180.27(e)         2.10         51

     $14,477            0.77%               2.42%           3.18%        40%
      14,183            0.77                2.63            3.40         66
       5,041            0.83(e)             4.40(e)         1.83         99
          19            1.00(e)           167.47(e)         2.27         51

     $ 1,981            0.52%               2.06%           2.68%        40%
         768            0.52                2.35            4.20         66
         681            0.55(e)             7.92(e)         2.09         99
          11            0.75(e)           180.50(e)         2.61         51


     $23,328            0.88%               1.79%           3.20%        43%
      18,835            0.88                1.85            3.66         29
      13,775            0.95                3.16            2.45         45
       3,898            1.03               13.72            1.36         44

     $ 3,259            1.08%               2.06%           2.97%        43%
       3,475            1.08                2.08            3.38         29
       3,593            1.09                3.24            0.63         45
          28            1.23               34.65            1.26         44

     $14,088            0.83%               1.76%           3.25%        43%
      18,597            0.83                1.82            3.15         29
       6,734            0.87                2.45            1.27         45
         164            0.98               16.01            1.80         44

     $ 1,655            0.58%               1.42%           3.34%        43%
       1,723            0.58                1.49            3.97         29
       1,398            0.58                2.84            1.48         45
          12            0.73               45.07            1.86         44


     $66,020            0.90%               1.30%           3.00%        20%
      71,541            0.90                1.15            3.31         31
      47,201            0.99                1.65            2.28         25
       9,180            1.13                8.18            1.39          7

     $14,210            1.10%               1.57%           2.68%        20%
      11,039            1.10                1.54            2.99         31
       5,428            1.15                1.87            0.90         25
         142            1.33               11.87            1.01          7

     $62,515            0.85%               1.25%           2.96%        20%
      62,033            0.85                1.24            3.36         31
      37,059            0.93                1.59            1.75         25
       1,988            1.08                7.99            1.28          7

     $13,571            0.60%               0.91%           3.39%        20%
      17,024            0.60                0.90            3.28         31
      11,154            0.64                1.29            1.56         25
         181            0.83               13.40            1.21          7

--------------------------------------------------------------------------------

                                   INCOME FROM INVESTMENT OPERATIONS             LESS DIVIDENDS AND DISTRIBUTIONS
                               ----------------------------------------  ----------------------------------------------
                                              Net Realized  Net Increase                                        Total
                     Net Asset      Net      and Unrealized  (Decrease)  Dividends  Distributions             Investment
                      Value,    Investment   Gain (Loss) on in Net Asset  from Net    from Net    Net Asset  Return Based
Fiscal Year          Beginning    Income       Investment    Value from  Investment   Realized    Value, End on Net Asset
or Period            of Period (Loss) (a)(b)  Transactions   Operations    Income       Gains     of Period   Value (c)
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.60       $0.20         $(1.66)       $(1.46)     $(0.22)     $(0.28)      $ 8.64      (12.80)%
Year Ended 8/31/08     12.25        0.37          (1.60)        (1.23)      (0.32)      (0.10)       10.60      (10.35)
Year Ended 8/31/07     11.09        0.26           1.14          1.40       (0.23)      (0.01)       12.25       12.75
Year Ended 8/31/06     10.00        0.11           0.98          1.09        0.00        0.00        11.09       10.90
CLASS R
Year Ended 8/31/09    $10.56       $0.18         $(1.65)       $(1.47)     $(0.20)     $(0.28)      $ 8.61      (13.00)%
Year Ended 8/31/08     12.22        0.30          (1.55)        (1.25)      (0.31)      (0.10)       10.56      (10.59)
Year Ended 8/31/07     11.07        0.14           1.24          1.38       (0.22)      (0.01)       12.22       12.56
Year Ended 8/31/06     10.00        0.10           0.97          1.07        0.00        0.00        11.07       10.70
CLASS K
Year Ended 8/31/09    $10.61       $0.21         $(1.67)       $(1.46)     $(0.21)     $(0.28)      $ 8.66      (12.79)%
Year Ended 8/31/08     12.26        0.36          (1.59)        (1.23)      (0.32)      (0.10)       10.61      (10.35)
Year Ended 8/31/07     11.10        0.17           1.23          1.40       (0.23)      (0.01)       12.26       12.77
Year Ended 8/31/06     10.00        0.09           1.01          1.10        0.00        0.00        11.10       11.00
CLASS I
Year Ended 8/31/09    $10.66       $0.24         $(1.69)       $(1.45)     $(0.24)     $(0.28)      $ 8.69      (12.53)%
Year Ended 8/31/08     12.31        0.37          (1.57)        (1.20)      (0.35)      (0.10)       10.66      (10.12)
Year Ended 8/31/07     11.13        0.18           1.26          1.44       (0.25)      (0.01)       12.31       13.09
Year Ended 8/31/06     10.00        0.10           1.03          1.13        0.00        0.00        11.13       11.30
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.57       $0.18         $(1.83)       $(1.65)     $(0.20)     $(0.30)      $ 8.42      (14.62)%
Year Ended 8/31/08     12.41        0.35          (1.79)        (1.44)      (0.30)      (0.10)       10.57      (11.97)
Year Ended 8/31/07     11.18        0.26           1.21          1.47       (0.23)      (0.01)       12.41       13.20
Year Ended 8/31/06     10.00        0.09           1.09          1.18        0.00        0.00        11.18       11.80
CLASS R
Year Ended 8/31/09    $10.52       $0.16         $(1.81)       $(1.65)     $(0.17)     $(0.30)      $ 8.40      (14.76)%
Year Ended 8/31/08     12.37        0.31          (1.77)        (1.46)      (0.29)      (0.10)       10.52      (12.16)
Year Ended 8/31/07     11.16        0.08           1.37          1.45       (0.23)      (0.01)       12.37       13.05
Year Ended 8/31/06     10.00        0.03           1.13          1.16        0.00        0.00        11.16       11.60
CLASS K
Year Ended 8/31/09    $10.59       $0.18         $(1.83)       $(1.65)     $(0.19)     $(0.30)      $ 8.45      (14.58)%
Year Ended 8/31/08     12.43        0.35          (1.79)        (1.44)      (0.30)      (0.10)       10.59      (11.94)
Year Ended 8/31/07     11.18        0.15           1.33          1.48       (0.22)      (0.01)       12.43       13.36
Year Ended 8/31/06     10.00        0.09           1.09          1.18        0.00        0.00        11.18       11.80
CLASS I
Year Ended 8/31/09    $10.63       $0.20         $(1.83)       $(1.63)     $(0.22)     $(0.30)      $ 8.48      (14.31)%
Year Ended 8/31/08     12.47        0.39          (1.81)        (1.42)      (0.32)      (0.10)       10.63      (11.76)
Year Ended 8/31/07     11.21        0.19           1.32          1.51       (0.24)      (0.01)       12.47       13.61
Year Ended 8/31/06     10.00        0.09           1.12          1.21        0.00        0.00        11.21       12.10
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.79       $0.16         $(2.01)       $(1.85)     $(0.17)     $(0.32)      $ 8.45      (16.07)%
Year Ended 8/31/08     12.82        0.33          (1.96)        (1.63)      (0.29)      (0.11)       10.79      (13.13)
Year Ended 8/31/07     11.44        0.25           1.37          1.62       (0.23)      (0.01)       12.82       14.22
Year Ended 8/31/06     10.00        0.08           1.36          1.44        0.00        0.00        11.44       14.40
CLASS R
Year Ended 8/31/09    $10.77       $0.14         $(2.00)       $(1.86)     $(0.15)     $(0.32)      $ 8.44      (16.25)%
Year Ended 8/31/08     12.81        0.27          (1.93)        (1.66)      (0.27)      (0.11)       10.77      (13.30)
Year Ended 8/31/07     11.41        0.07           1.53          1.60       (0.19)      (0.01)       12.81       14.07
Year Ended 8/31/06     10.00        0.07           1.34          1.41        0.00        0.00        11.41       14.10
CLASS K
Year Ended 8/31/09    $10.81       $0.17         $(2.02)       $(1.85)     $(0.17)     $(0.32)      $ 8.47      (16.10)%
Year Ended 8/31/08     12.83        0.33          (1.95)        (1.62)      (0.29)      (0.11)       10.81      (13.02)
Year Ended 8/31/07     11.44        0.17           1.45          1.62       (0.22)      (0.01)       12.83       14.22
Year Ended 8/31/06     10.00        0.10           1.34          1.44        0.00        0.00        11.44       14.40
CLASS I
Year Ended 8/31/09    $10.85       $0.18         $(2.02)       $(1.84)     $(0.19)     $(0.32)      $ 8.50      (15.78)%
Year Ended 8/31/08     12.88        0.38          (1.99)        (1.61)      (0.31)      (0.11)       10.85      (12.88)
Year Ended 8/31/07     11.47        0.17           1.49          1.66       (0.24)      (0.01)       12.88       14.60
Year Ended 8/31/06     10.00        0.07           1.40          1.47        0.00        0.00        11.47       14.70
-------------------------------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 68.

                                    RATIOS/SUPLEMENTAL DATA
                 --------------------------------------------------------------

                    RATIO TO AVERAGE NET ASSETS OF:     Ratio of Net
                 --------------------------------------  Investment
   Net Assets     Expenses, Net of   Expenses, Before  Income (Loss)  Portfolio
  End of Period       Waivers/           Waivers/        to Average   Turnover
 (000's omitted) Reimbursements (d) Reimbursements (d) Net Assets (b)   Rate
 -               ---------------------------------------
    $ 95,400            0.94%              1.18%            2.69%        16%
      91,231            0.94               1.10             3.21          6
      66,921            1.02               1.42             2.12         13
       8,277            1.13               8.93             1.12         12

    $ 29,635            1.14%              1.49%            2.42%        16%
      24,178            1.14               1.49             2.67          6
       9,928            1.18               1.76             1.21         13
         410            1.33               9.30             0.98         12

    $101,850            0.89%              1.19%            2.75%        16%
     105,443            0.89               1.18             3.15          6
      63,056            0.95               1.38             1.55         13
       4,342            1.08               8.55             0.96         12

    $ 40,164            0.64%              0.83%            3.13%        16%
      47,753            0.64               0.84             3.24          6
      26,459            0.66               1.07             1.46         13
         308            0.83              11.87             1.10         12


    $117,976            0.98%              1.18%            2.41%         8%
     109,315            0.98               1.09             3.02          4
      70,858            1.06               1.41             2.02         16
       9,573            1.18               8.52             0.93          5

    $ 36,531            1.18%              1.48%            2.17%         8%
      33,421            1.18               1.46             2.73          4
      15,551            1.21               1.77             0.69         16
         502            1.38               9.73             0.28          5

    $148,184            0.93%              1.16%            2.43%         8%
     137,794            0.93               1.16             2.98          4
      69,380            0.99               1.40             1.41         16
       4,303            1.13               7.64             0.96          5

    $ 32,190            0.68%              0.84%            2.74%         8%
      33,966            0.68               0.83             3.34          4
      29,077            0.70               1.08             1.46         16
       1,127            0.88               8.67             0.98          5


    $107,068            1.00%              1.29%            2.13%         9%
     102,304            1.00               1.17             2.81          3
      78,182            1.08               1.41             1.92         11
       7,332            1.18               8.73             0.79          6

    $ 32,469            1.20%              1.55%            1.89%         9%
      24,582            1.20               1.53             2.35          3
      10,812            1.23               1.76             0.57         11
         478            1.38               7.73             0.69          6

    $110,551            0.95%              1.24%            2.24%         9%
     111,995            0.95               1.24             2.79          3
      60,216            1.01               1.41             1.44         11
       6,981            1.13               6.67             0.96          6

    $ 24,725            0.70%              0.92%            2.45%         9%
      24,079            0.70               0.90             3.15          3
      19,306            0.72               1.08             1.27         11
         639            0.88               7.62             0.79          6
 ------------------------------------------------------------------------------

                                   INCOME FROM INVESTMENT OPERATIONS             LESS DIVIDENDS AND DISTRIBUTIONS
                               ----------------------------------------  ----------------------------------------------
                                              Net Realized  Net Increase                                        Total
                     Net Asset      Net      and Unrealized  (Decrease)  Dividends  Distributions             Investment
                      Value,    Investment   Gain (Loss) on in Net Asset  from Net    from Net    Net Asset  Return Based
Fiscal Year          Beginning    Income       Investment    Value from  Investment   Realized    Value, End on Net Asset
or Period            of Period (Loss) (a)(b)  Transactions   Operations    Income       Gains     of Period   Value (c)
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.69      $ 0.14         $(2.05)       $(1.91)     $(0.14)     $(0.29)      $ 8.35      (16.91)%
Year Ended 8/31/08     12.70        0.30          (2.00)        (1.70)      (0.24)      (0.07)       10.69      (13.67)
Year Ended 8/31/07     11.24        0.19           1.50          1.69       (0.21)      (0.02)       12.70       15.08
Year Ended 8/31/06     10.00        0.03           1.21          1.24        0.00        0.00        11.24       12.40
CLASS R
Year Ended 8/31/09    $10.66      $ 0.12         $(2.04)       $(1.92)     $(0.12)     $(0.29)      $ 8.33      (17.15)%
Year Ended 8/31/08     12.69        0.26          (1.98)        (1.72)      (0.24)      (0.07)       10.66      (13.87)
Year Ended 8/31/07     11.24        0.06           1.61          1.67       (0.20)      (0.02)       12.69       14.88
Year Ended 8/31/06     10.00       (0.01)          1.25          1.24        0.00        0.00        11.24       12.40
CLASS K
Year Ended 8/31/09    $10.70        0.14         $(2.05)       $(1.91)     $(0.14)     $(0.29)      $ 8.36      (16.97)%
Year Ended 8/31/08     12.71        0.29          (1.98)        (1.69)      (0.25)      (0.07)       10.70      (13.64)
Year Ended 8/31/07     11.24        0.12           1.59          1.71       (0.22)      (0.02)       12.71       15.24
Year Ended 8/31/06     10.00        0.04           1.20          1.24        0.00        0.00        11.24       12.40
CLASS I
Year Ended 8/31/09    $10.74      $ 0.16         $(2.06)       $(1.90)     $(0.17)     $(0.29)      $ 8.38      (16.75)%
Year Ended 8/31/08     12.75        0.32          (1.99)        (1.67)      (0.27)      (0.07)       10.74      (13.46)
Year Ended 8/31/07     11.26        0.14           1.60          1.74       (0.23)      (0.02)       12.75       15.54
Year Ended 8/31/06     10.00        0.09           1.17          1.26        0.00        0.00        11.26       12.60
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.71      $ 0.11         $(2.11)       $(2.00)     $(0.12)     $(0.28)      $ 8.31      (17.83)%
Year Ended 8/31/08     12.78        0.27          (2.02)        (1.75)      (0.24)      (0.08)       10.71      (14.02)
Year Ended 8/31/07     11.30        0.19           1.50          1.69       (0.20)      (0.01)       12.78       15.09
Year Ended 8/31/06     10.00        0.03           1.27          1.30        0.00        0.00        11.30       13.00
CLASS R
Year Ended 8/31/09    $10.64      $ 0.10         $(2.10)       $(2.00)     $(0.11)     $(0.28)      $ 8.25      (18.00)%
Year Ended 8/31/08     12.72        0.19          (1.96)        (1.77)      (0.23)      (0.08)       10.64      (14.23)
Year Ended 8/31/07     11.26        0.07           1.59          1.66       (0.19)      (0.01)       12.72       14.86
Year Ended 8/31/06     10.00       (0.02)          1.28          1.26        0.00        0.00        11.26       12.60
CLASS K
Year Ended 8/31/09    $10.70      $ 0.12         $(2.10)       $(1.98)     $(0.12)     $(0.28)      $ 8.32      (17.68)%
Year Ended 8/31/08     12.78        0.27          (2.02)        (1.75)      (0.25)      (0.08)       10.70      (14.03)
Year Ended 8/31/07     11.30        0.09           1.61          1.70       (0.21)      (0.01)       12.78       15.16
Year Ended 8/31/06     10.00        0.03           1.27          1.30        0.00        0.00        11.30       13.00
CLASS I
Year Ended 8/31/09    $10.75      $ 0.14         $(2.12)       $(1.98)     $(0.15)     $(0.28)      $ 8.34      (17.57)%
Year Ended 8/31/08     12.83        0.32          (2.05)        (1.73)      (0.27)      (0.08)       10.75      (13.83)
Year Ended 8/31/07     11.32        0.11           1.64          1.75       (0.23)      (0.01)       12.83       15.56
Year Ended 8/31/06     10.00        0.05           1.27          1.32        0.00        0.00        11.32       13.20
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09    $10.86      $ 0.12         $(2.12)       $(2.00)     $(0.12)     $(0.25)      $ 8.49      (17.68)%
Year Ended 8/31/08     12.89        0.25          (2.00)        (1.75)      (0.23)      (0.05)       10.86      (13.89)
Year Ended 8/31/07     11.38        0.17           1.57          1.74       (0.21)      (0.02)       12.89       15.32
Year Ended 8/31/06     10.00        0.02           1.36          1.38        0.00        0.00        11.38       13.80
CLASS R
Year Ended 8/31/09    $10.79      $ 0.10         $(2.11)       $(2.01)     $(0.09)     $(0.25)      $ 8.44      (17.89)%
Year Ended 8/31/08     12.84        0.25          (2.02)        (1.77)      (0.23)      (0.05)       10.79      (14.09)
Year Ended 8/31/07     11.37        0.00(f)        1.71          1.71       (0.22)      (0.02)       12.84       15.08
Year Ended 8/31/06     10.00        0.01           1.36          1.37        0.00        0.00        11.37       13.70
CLASS K
Year Ended 8/31/09    $10.85      $ 0.12         $(2.12)       $(2.00)     $(0.12)     $(0.25)      $ 8.48      (17.73)%
Year Ended 8/31/08     12.88        0.27          (2.01)        (1.74)      (0.24)      (0.05)       10.85      (13.83)
Year Ended 8/31/07     11.40        0.09           1.66          1.75       (0.25)      (0.02)       12.88       15.40
Year Ended 8/31/06     10.00        0.05           1.35          1.40        0.00        0.00        11.40       14.00
CLASS I
Year Ended 8/31/09    $10.90      $ 0.14         $(2.14)       $(2.00)     $(0.14)     $(0.25)      $ 8.51      (17.52)%
Year Ended 8/31/08     12.92        0.31          (2.03)        (1.72)      (0.25)      (0.05)       10.90      (13.60)
Year Ended 8/31/07     11.42        0.11           1.67          1.78       (0.26)      (0.02)       12.92       15.67
Year Ended 8/31/06     10.00        0.05           1.37          1.42        0.00        0.00        11.42       14.20
-------------------------------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 68.

                                   RATIOS/SUPPLEMENTAL DATA
                --------------------------------------------------------------
                  RATIOS TO AVERAGE NET ASSETS OF:     Ratio of Net
                -------------------------------------   Investment
   Net Assets     Expenses, Net        Expenses,      Income (Loss)  Portfolio
 End of Period     of Waivers/      Before Waivers/     to Average   Turnover
 (000s omitted) Reimbursements (d) Reimbursements (d) Net Assets (b)   Rate
 -              ---------------------------------------
     $89,797           1.02%              1.33%            1.88%         6%
      73,959           1.02               1.23             2.53          4
      47,575           1.09               1.72             1.54          6
       4,240           1.19(e)           13.11(e)          0.35          7
     $32,551           1.22%              1.58%            1.64%         6%
      26,546           1.22               1.57             2.19          4
       9,026           1.26               2.00             0.54          6
         636           1.39(e)           13.25(e)         (0.10)         7
    $100,789           0.97%              1.27%            1.93%         6%
      88,751           0.97               1.28             2.47          4
      42,433           1.02               1.60             1.07          6
       2,800           1.14(e)           10.94(e)          0.43          7
     $17,822           0.72%              0.94%            2.19%         6%
      16,718           0.72               0.95             2.72          4
      13,213           0.75               1.26             1.08          6
         755           0.89(e)           14.42(e)          0.88          7
     $63,738           1.02%              1.43%            1.57%         4%
      52,620           1.02               1.36             2.31          4
      34,491           1.09               1.96             1.48          5
       3,290           1.20(e)           17.78(e)          0.35         10
     $21,675           1.22%              1.65%            1.36%         4%
      15,155           1.22               1.67             1.71          4
       4,446           1.27               2.27             0.56          5
         587           1.40(e)           17.88(e)         (0.25)        10
     $64,028           0.97%              1.35%            1.65%         4%
      59,621           0.97               1.37             2.29          4
      27,908           1.02               1.75             0.86          5
       1,511           1.15(e)           18.95(e)          0.28         10
     $13,469           0.72%              1.02%            1.88%         4%
      11,536           0.72               1.03             2.62          4
       8,530           0.74               1.43             0.81          5
         539           0.90(e)           16.65(e)          0.54         10
     $60,063           1.02%              1.51%            1.57%         5%
      44,222           1.02               1.49             2.12          6
      19,340           1.10(e)            2.94(e)          1.32          7
       1,764           1.21(e)           32.68(e)          0.20         20
     $20,975           1.22%              1.70%            1.31%         5%
      14,496           1.22               1.76             2.06          6
       5,335           1.26(e)            3.07(e)          0.01          7
         177           1.41(e)           36.08(e)          0.06         20
     $48,452           0.97%              1.39%            1.60%         5%
      36,392           0.97               1.47             2.27          6
      16,181           1.03(e)            2.46(e)          0.85          7
         501           1.16(e)           33.28(e)          0.53         20
     $11,225           0.72%              1.07%            1.87%         5%
       9,682           0.72               1.14             2.59          6
       6,087           0.76(e)            1.92(e)          0.86          7
         272           0.91(e)           29.45(e)          0.48         20
 -----------------------------------------------------------------------------

                                    INCOME FROM INVESTMENT OPERATIONS             LESS DIVIDENDS AND DISTRIBUTIONS
                                ----------------------------------------  ----------------------------------------------
                                               Net Realized  Net Increase                                        Total
                      Net Asset      Net      and Unrealized  (Decrease)  Dividends  Distributions             Investment
                       Value,    Investment   Gain (Loss) on in Net Asset  from Net    From Net    Net Asset  Return Based
Fiscal Year           Beginning    Income       Investment    Value from  Investment   Realized    Value, End on Net Asset
or Period             of Period (Loss) (a)(b)  Transactions   Operations    Income       Gains     of Period   Value (c)
--------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09     $10.76      $ 0.12         $(2.14)       $(2.02)     $(0.11)      (0.25)      $ 8.38      (18.02)%
Year Ended 8/31/08      12.90        0.26          (2.03)        (1.77)      (0.23)      (0.14)       10.76      (14.12)
Year Ended 8/31/07      11.42        0.19           1.49          1.68       (0.19)      (0.01)       12.90       14.85
Year Ended 8/31/06      10.00        0.04           1.38          1.42        0.00        0.00        11.42       14.20

CLASS R
Year Ended 8/31/09     $10.70      $ 0.10         $(2.13)       $(2.03)     $(0.11)     $(0.25)      $ 8.31      (18.27)%
Year Ended 8/31/08      12.84        0.20          (1.98)        (1.78)      (0.22)      (0.14)       10.70      (14.22)
Year Ended 8/31/07      11.40        0.05           1.59          1.64       (0.19)      (0.01)       12.84       14.50
Year Ended 8/31/06      10.00        0.02           1.38          1.40        0.00        0.00        11.40       14.00

CLASS K
Year Ended 8/31/09     $10.74      $ 0.12         $(2.13)       $(2.01)     $(0.12)     $(0.25)      $ 8.36      (17.95)%
Year Ended 8/31/08      12.88        0.27          (2.03)        (1.76)      (0.24)      (0.14)       10.74      (14.03)
Year Ended 8/31/07      11.43        0.11           1.56          1.67       (0.21)      (0.01)       12.88       14.76
Year Ended 8/31/06      10.00        0.04           1.39          1.43        0.00        0.00        11.43       14.30

CLASS I
Year Ended 8/31/09     $10.78      $ 0.13         $(2.13)       $(2.00)     $(0.15)     $(0.25)      $ 8.38      (17.76)%
Year Ended 8/31/08      12.92        0.30          (2.04)        (1.74)      (0.26)      (0.14)       10.78      (13.85)
Year Ended 8/31/07      11.45        0.12           1.59          1.71       (0.23)      (0.01)       12.92       15.08
Year Ended 8/31/06      10.00        0.04           1.41          1.45        0.00        0.00        11.45       14.50

ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09     $ 8.59      $ 0.09         $(1.48)       $(1.39)     $(0.03)     $(0.11)      $ 7.06      (15.77)%
Year Ended 8/31/08       9.86        0.15(i)       (1.27)        (1.12)      (0.14)      (0.01)        8.59      (11.53)
6/29/07(g) to 8/31/07   10.00       (0.02)         (0.12)        (0.14)         --          --         9.86       (1.40)

CLASS R
Year Ended 8/31/09     $ 8.60      $ 0.07         $(1.48)       $(1.41)     $(0.02)     $(0.11)      $ 7.06      (16.08)%
Year Ended 8/31/08       9.86       (0.03)(i)      (1.10)        (1.13)      (0.12)      (0.01)        8.60      (11.67)
6/29/07(g) to
8/31/07                 10.00       (0.02)         (0.12)        (0.14)       0.00        0.00         9.86       (1.40)

CLASS K
Year Ended 8/31/09     $ 8.61      $ 0.07         $(1.46)       $(1.39)     $(0.03)     $(0.11)      $ 7.08      (15.76)%
Year Ended 8/31/08       9.86        0.08(i)       (1.18)        (1.10)      (0.14)      (0.01)        8.61      (11.32)
6/29/07(g) to
8/31/07                 10.00       (0.02)         (0.12)        (0.14)       0.00        0.00         9.86       (1.40)

CLASS I
Year Ended 8/31/09     $ 8.61      $ 0.10         $(1.48)       $(1.38)     $(0.03)     $(0.11)      $ 7.09      (15.59)%
Year Ended 8/31/08       9.87      $ 0.14          (1.24)        (1.10)      (0.15)      (0.01)        8.61      (11.35)
6/29/07(g) to
8/31/07                 10.00       (0.01)         (0.12)        (0.13)       0.00        0.00         9.87       (1.30)

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
CLASS A
Year Ended 8/31/09     $ 8.38      $ 0.07         $(1.54)       $(1.47)         --      $(0.04)      $ 6.87      (17.45)%
Year Ended 8/31/08       9.85        0.13(i)       (1.20)        (1.07)      (0.27)      (0.13)        8.38      (11.40)
6/29/07(g) to
8/31/07                 10.00       (0.02)         (0.13)        (0.15)       0.00        0.00         9.85       (1.50)

CLASS R
Year Ended 8/31/09     $ 8.38      $ 0.08         $(1.58)       $(1.50)     $(0.05)     $(0.04)      $ 6.79      (17.71)%
Year Ended 8/31/08       9.85        0.04(i)       (1.13)        (1.09)      (0.25)      (0.13)        8.38      (11.55)
6/29/07(g) to
8/31/07                 10.00       (0.02)         (0.13)        (0.15)       0.00        0.00         9.85       (1.50)

CLASS K
Year Ended 8/31/09     $ 8.41      $ 0.08         $(1.57)       $(1.49)     $(0.05)     $(0.04)      $ 6.83      (17.42)%
Year Ended 8/31/08       9.85        0.19(i)       (1.25)        (1.06)      (0.25)      (0.13)        8.41      (11.26)
6/29/07(g) to
8/31/07                 10.00       (0.02)         (0.13)        (0.15)       0.00        0.00         9.85       (1.50)

CLASS I
Year Ended 8/31/09     $ 8.41      $ 0.10         $(1.57)       $(1.47)     $(0.06)     $(0.04)      $ 6.84      (17.21)%
Year Ended 8/31/08       9.86        0.17          (1.21)        (1.04)      (0.28)      (0.13)        8.41      (11.09)
6/29/07(g) to
8/31/07                 10.00       (0.01)         (0.13)        (0.14)       0.00        0.00         9.86       (1.40)
--------------------------------------------------------------------------------------------------------------------------



Please refer to the footnotes on page 68.

                            RATIOS/SUPPLEMENTAL DATA
 -----------------------------------------------------------------------------

                    RATIO TO AVERAGE NET ASSETS OF:     Ratio of Net
                 --------------------------------------  Investment
   Net Assets     Expenses, Net of   Expenses, Before  Income (Loss)  Portfolio
  End of Period       Waivers/           Waivers/        to Average   Turnover
 (000's omitted) Reimbursements (d) Reimbursements (d) Net Assets (b)   Rate
 -------------------------------------------------------

     $37,782            1.02%               1.76%           1.58%          6%
      31,511            1.02                1.82            2.23           5
      18,710            1.11(e)             2.91(e)         1.49          13
       1,057            1.23(e)            44.80(e)         0.44          13

     $12,833            1.22%               1.90%           1.34%          6%
       7,636            1.22                2.01            1.72           5
       2,620            1.27(e)             3.18(e)         0.40          13
         210            1.43(e)            45.90(e)         0.17          13

     $26,638            0.97%               1.60%           1.60%          6%
      19,539            0.97                1.72            2.29           5
       9,458            1.04(e)             2.62(e)         1.04          13
         484            1.18(e)            44.54(e)         0.43          13

     $ 7,694            0.72%               1.27%           1.81%          6%
       4,439            0.72                1.37            2.48           5
       2,213            0.75(e)             2.13(e)         0.78          13
          97            0.93(e)            52.64(e)         0.39          13

     $ 3,462            1.02%               7.11%           1.40%         46%
         795            1.02               54.01            1.66(i)      893
          10            1.09(e)(h)        649.75(e)(h)     (1.02)(h)       8

     $ 1,540            1.22%               6.38%           1.12%         46%
         258            1.22               23.00           (0.12)(i)     893
          10            1.29(e)(h)        596.22(e)(h)     (1.22)(h)       8

     $ 3,959            0.97%               6.14%           1.32%         46%
         758            0.97               30.40            0.95(i)      893
          10            1.04(e)(h)        595.99(e)(h)     (0.97)(h)       8

     $   787            0.72%               6.02%           1.67%         46%
         216            0.72               41.80            1.51         893
          10            0.79(e)(h)        595.86(e)(h)     (0.72)(h)       8

     $   690            1.02%              23.03%           1.20%         83%
         343            1.04(e)            98.75(e)         1.45(i)       42
          12            1.03(e)(h)        643.42(e)(h)     (1.02)(h)       8

     $   268            1.22%              20.50%           1.33%         83%
         242            1.22               89.30            0.51(i)       42
          10            1.23(e)(h)        586.71(e)(h)     (1.22)(h)       8

     $ 1,265            0.97%              19.84%           1.46%         83%
         302            0.97               87.41            2.17(i)       42
          10            0.98(e)(h)        586.41(e)(h)     (0.97)(h)       8

     $   186            0.72%              19.85%           1.62%         83%
          48            0.72              129.39            2.01          42
          10            0.73(e)(h)        586.25(e)(h)     (0.72)(h)       8
 ------------------------------------------------------------------------------

(a)Based on average shares outstanding.

(b)Net of expenses waived and reimbursed by the Adviser.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.


(d)Expense ratios do not include expenses of the Underlying Portfolios in which the Strategies invest. For the years ended August 31, 2009, August 31, 2008, August 31, 2007 and August 31, 2006, the estimated blended expense ratios were 0.04%, 0.04%, 0.04% and 0.07%, respectively, for each of the Strategies.


(e)Ratios reflect expenses grossed up for expense offset arrangements with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

YEAR ENDED AUGUST 31, 2008
---------------------------
                2055
             RETIREMENT
              STRATEGY
             ----------
Class A        1.02%

                       YEAR ENDED AUGUST 31, 2007
         ------------------------------------------------------
            2000       2040       2045       2050       2055
         RETIREMENT RETIREMENT RETIREMENT RETIREMENT RETIREMENT
          STRATEGY   STRATEGY   STRATEGY   STRATEGY   STRATEGY
---------------------------------------------------------------
Class A    0.90%      1.08%      1.09%      1.02%      1.02%
Class R    1.05%      1.24%      1.25%      1.22%      1.22%
Class K    0.82%      1.02%      1.02%      0.97%      0.97%
Class I    0.54%      0.74%      0.73%      0.72%      0.72%



(f)Amount is less than $.005.

(g)Commencement of operations.

(h)Annualized.

(i)Net of fees and expenses waived by the Distributor.

APPENDIX A
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
The settlement agreement between the Adviser and the New York State Attorney General requires the Strategies to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Strategies" in this Prospectus about the effect of a Strategy's expenses, including investment advisory fees and other Strategy costs, on the Strategy's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Strategy assuming a 5% return each year. Except as otherwise indicated, the chart also assumes that the current expense ratio stays the same throughout the 10-year period. Expenses are net of any fee waivers/reimbursements for the first year. Thereafter, the expense ratio reflects the Strategy's operating expenses as reflected under "Fees and Expenses of the Strategies" before waiver in the Fee Table. The current annual expense ratio for each Strategy is the same as stated under "Financial Highlights" and includes the expenses incurred by the Underlying Portfolios. If you wish to obtain hypothetical investment information for other classes of shares of a Strategy, please refer to the "Mutual Fund Fees & Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  500.00   $10,500.00  $   111.30*  $10,388.70
   2             10,388.70      519.44    10,908.14    2,516.51     8,391.63
   3              8,391.63      419.58     8,811.21    2,032.75     6,778.46
   4              6,778.46      338.92     7,117.39    1,641.98     5,475.41
   5              5,475.41      273.77     5,749.18    1,326.33     4,422.84
   6              4,422.84      221.14     4,643.98    1,071.37     3,572.62
   7              3,572.62      178.63     3,751.25      865.41     2,885.83
   8              2,885.83      144.29     3,030.13      699.05     2,331.08
   9              2,331.08      116.55     2,447.63      564.67     1,882.96
   10             1,882.96       94.15     1,977.11      456.12     1,520.99
   --------------------------------------------------------------------------
   Cumulative                $2,806.47               $11,285.49


ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                         HYPOTHETICAL INVESTMENT              HYPOTHETICAL
            HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
      YEAR   INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
      --------------------------------------------------------------------
      1      $10,000.00   $  500.00   $10,500.00  $  111.30*   $10,388.70
      2       10,388.70      519.44    10,908.14     779.93     10,128.20
      3       10,128.20      506.41    10,634.61     760.37      9,874.24
      4        9,874.24      493.71    10,367.95     741.31      9,626.64
      5        9,626.64      481.33    10,107.97     722.72      9,385.25
      6        9,385.25      469.26     9,854.52     704.60      9.149.92
      7        9,149.92      457.50     9,607.41     686.93      8,920.48
      8        8,920.48      446.02     9,366.51     669.71      8,696.80
      9        8,696.80      434.84     9,131.64     652.91      8,478.73
      10       8,478.73      423.94     8,902.67     636.54      8,266.13
      --------------------------------------------------------------------
      Cumulative          $4,732.45               $6,466.32

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  500.00   $10,500.00  $  111.30*   $10,388.70
   2             10,388.70      519.44    10,908.14     196.35     10,711.79
   3             10,711.79      535.59    11,247.38     202.45     11,044.93
   4             11,044.93      552.25    11,597.17     208.75     11,388.42
   5             11,388.42      569.42    11,957.84     215.24     11,742.60
   6             11,742.60      587.13    12,329.73     221.94     12,107.80
   7             12,107.80      605.39    12,713.19     228.84     12,484.35
   8             12,484.35      624.22    13,108.57     235.95     12,872.61
   9             12,872.61      643.63    13,516.24     243.29     13,272.95
   10            13,272.95      663.65    13,936.60     250.86     13,685.74
   --------------------------------------------------------------------------
   Cumulative                $5,800.72               $2,114.97


ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  500.00   $10,500.00  $  111.30*   $10,388.70
   2             10,388.70      519.44    10,908.14     169.08     10,739.06
   3             10,739.06      536.95    11,276.01     174.78     11,101.23
   4             11,101.23      555.06    11,656.30     180.67     11,475.62
   5             11,475.62      573.78    12,049.40     186.77     11,862.64
   6             11,862.64      593.13    12,455.77     193.06     12,262.71
   7             12,262.71      613.14    12,875.84     199.58     12,676.27
   8             12,676.27      633.81    13,310.08     206.31     13,103.77
   9             13,103.77      655.19    13,758.96     213.26     13,545.70
   10            13,545.70      677.28    14,222.98     220.46     14,002.53
   --------------------------------------------------------------------------
   Cumulative                $5,857.78               $1,855.27


ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  500.00   $10,500.00  $  111.30*   $10,388.70
   2             10,388.70      519.44    10,908.14     160.35     10,747.79
   3             10,747.79      537.39    11,285.17     165.89     11,119.28
   4             11,119.28      555.96    11,675.25     171.63     11,503.62
   5             11,503.62      575.18    12,078.80     177.56     11,901.24
   6             11,901.24      595.06    12,496.31     183.70     12,312.61
   7             12,312.61      615.63    12,928.24     190.05     12,738.20
   8             12,738.20      636.91    13,375.10     196.61     13,178.49
   9             13,178.49      658.92    13,837.42     203.41     13,634.01
   10            13,634.01      681.70    14,315.71     210.44     14,105.26
   --------------------------------------------------------------------------
   Cumulative                $5,876.19               $1,770.94

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  500.00   $10,500.00  $  111.30*   $10,388.70
   2             10,388.70      519.44    10,908.14     149.44     10,758.69
   3             10,758.69      537.93    11,296.63     154.76     11,141.86
   4             11,141.86      557.09    11,698.96     160.28     11,538.68
   5             11,538.68      576.93    12,115.62     165.98     11,949.63
   6             11,949.63      597.48    12,547.11     171.90     12,375.22
   7             12,375.22      618.76    12,993.98     178.02     12,815.96
   8             12,815.96      640.80    13,456.76     184.36     13,272.40
   9             13,272.40      663.62    13,936.02     190.92     13,745.10
   10            13,745.10      687.25    14,432.35     197.72     14,234.63
   --------------------------------------------------------------------------
   Cumulative                $5,899.30               $1,664.68


ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  500.00   $10,500.00  $  109.20*   $10,390.80
   2             10,390.80      519.54    10,910.34     145.11     10,765.23
   3             10,765.23      538.26    11,303.49     150.34     11,153.16
   4             11,153.16      557.66    11,710.82     155.75     11,555.06
   5             11,555.06      577.75    12,132.81     161.37     11,971.45
   6             11,971.45      598.57    12,570.02     167.18     12,402.84
   7             12,402.84      620.14    13,022.98     173.21     12,849.78
   8             12,849.78      642.49    13,492.26     179.45     13,312.82
   9             13,312.82      665.64    13,978.46     185.91     13,792.54
   10            13,792.54      689.63    14,482.17     192.61     14,289.56
   --------------------------------------------------------------------------
   Cumulative                $5,909.68               $1,620.13


ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  500.00   $10,500.00  $  107.10*   $10,392.90
   2             10,392.90      519.65    10,912.55     133.13     10,779.41
   3             10,779.41      538.97    11,318.38     138.08     11,180.30
   4             11,180.30      559.01    11,739.31     143.22     11,596.09
   5             11,596.09      579.80    12,175.90     148.55     12,027.35
   6             12,027.35      601.37    12,628.72     154.07     12,474.65
   7             12,474.65      623.73    13,098.38     159.80     12,938.58
   8             12,938.58      646.93    13,585.51     165.74     13,419.77
   9             13,419.77      670.99    14,090.76     171.91     13,918.85
   10            13,918.85      695.94    14,614.79     178.30     14,436.49
   --------------------------------------------------------------------------
   Cumulative                $5,936.39               $1,499.90

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  500.00   $10,500.00  $  102.90*   $10,397.10
   2             10,397.10      519.86    10,916.96     133.19     10,783.77
   3             10,783.77      539.19    11,322.96     138.14     11,184.82
   4             11,184.82      559.24    11,744.06     143.28     11,600.78
   5             11,600.78      580.04    12,180.82     148.61     12,032.21
   6             12,032.21      601.61    12,633.82     154.13     12,479.69
   7             12,479.69      623.98    13,103.68     159.86     12,943.81
   8             12,943.81      647.19    13,591.00     165.81     13,425.19
   9             13,425.19      671.26    14,096.45     171.98     13,924.47
   10            13,924.47      696.22    14,620.70     178.37     14,442.32
   --------------------------------------------------------------------------
   Cumulative                $5,938.59               $1,496.27


ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  500.00   $10,500.00  $   98.70*   $10,401.30
   2             10,401.30      520.07    10,921.37     140.89     10,780.48
   3             10,780.48      539.02    11,319.50     146.02     11,173.48
   4             11,173.48      558.67    11,732.16     151.34     11,580.81
   5             11,580.81      579.04    12,159.85     156.86     12,002.99
   6             12,002.99      600.15    12,603.14     162.58     12,440.56
   7             12,440.56      622.03    13,062.59     168.51     12,894.08
   8             12,894.08      644.70    13,538.78     174.65     13,364.13
   9             13,364.13      668.21    14,032.34     181.02     13,851.32
   10            13,851.32      692.57    14,543.89     187.62     14,356.27
   --------------------------------------------------------------------------
   Cumulative                $5,924.46               $1,568.19


ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                            HYPOTHETICAL INVESTMENT              HYPOTHETICAL
               HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
   YEAR         INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
   --------------------------------------------------------------------------
   1            $10,000.00   $  500.00   $10,500.00  $   96.60*   $10,403.40
   2             10,403.40      520.17    10,923.57     199.90     10,723.67
   3             10,723.67      536.18    11,259.85     206.06     11,053.80
   4             11,053.80      552.69    11,606.49     212.40     11,394.09
   5             11,394.09      569.70    11,963.79     218.94     11,744.85
   6             11,744.85      587.24    12,332.10     225.68     12,106.42
   7             12,106.42      605.32    12,711.74     232.62     12,479.12
   8             12,479.12      623.96    13,103.07     239.79     12,863.29
   9             12,863.29      643.16    13,506.45     247.17     13,259.28
   10            13,259.28      662.96    13,922.25     254.78     13,667.47
   --------------------------------------------------------------------------
   Cumulative                $5,801.38               $2,133.94

ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
--------------------------------------------------------------------------------


                         HYPOTHETICAL INVESTMENT              HYPOTHETICAL
            HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
      YEAR   INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
      --------------------------------------------------------------------
      1      $10,000.00   $  500.00   $10,500.00  $   90.30*   $10,409.70
      2       10,409.70      520.49    10,930.19     292.93     10,637.26
      3       10,637.26      531.86    11,169.12     299.33     10,869.79
      4       10,869.79      543.49    11,413.28     305.88     11,107.40
      5       11,107.40      555.37    11,662.77     312.56     11,350.21
      6       11,350.21      567.51    11,917.72     319.39     11,598.32
      7       11,598.32      579.92    12,178.24     326.38     11,851.86
      8       11,851.86      592.59    12,444.46     333.51     12,110.94
      9       12,110.94      605.55    12,716.49     340.80     12,375.69
      10      12,375.69      618.78    12,994.47     348.25     12,646.22
      --------------------------------------------------------------------
      Cumulative          $5,615.56               $2,969.33


*Expenses are net of any fee waiver or expense waiver in the first year.
 Thereafter, the expense ratio reflects the Strategy's operating expenses as reflected under "Fees and Expenses of the Strategies" before waiver in the Fee Table and also takes into account the Underlying Portfolios' expenses.

For more information about the Strategies, the following documents are available upon request:

.. ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS Each Strategy's annual and semi-annual reports to shareholders contain additional information on the Strategy's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Strategy's performance during its last fiscal year.

.. STATEMENT OF ADDITIONAL INFORMATION (SAI) The Strategies have an SAI, which contains more detailed information about the Strategies, including their operations and investment policies. The Strategies' SAI and the independent registered public accounting firm's report and financial statements in the Strategies' most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or SAI, or make inquiries concerning the Strategies, by contacting your broker or other financial intermediary, or by contacting the Adviser:

BY MAIL/PHONE:  c/o AllianceBernstein Investor Services  For Information: (800) 221-5672
                P.O. Box 786003                          For Literature: (800) 227-4618
                San Antonio, TX 78278-6003

Or you may view or obtain these documents from the Commission:

.. Call the Commission at 1-202-551-8090 for information on the operation of the Public Reference Room.

.. Reports and other information about each Strategy are available on the EDGAR
  Database on the Commission's Internet site at http://www.sec.gov.

.. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.

ON THE INTERNET:  www.sec.gov

You also may find these documents and more information about the Adviser and the Strategies on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SEC File No.: 811-21081

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES
1345 Avenue of the Americas
New York, NY 10105


                                       PRO-RTMT-0107-1209

                                                              [GRAPHIC]
              [LOGO]
        ALLIANCEBERNSTEIN

                                         ALLIANCEBERNSTEIN RETIREMENT STRATEGIES
                                    - AllianceBernstein 2000 Retirement Strategy
                                    - AllianceBernstein 2005 Retirement Strategy
                                    - AllianceBernstein 2010 Retirement Strategy
                                    - AllianceBernstein 2015 Retirement Strategy
                                    - AllianceBernstein 2020 Retirement Strategy
                                    - AllianceBernstein 2025 Retirement Strategy
                                    - AllianceBernstein 2030 Retirement Strategy
                                    - AllianceBernstein 2035 Retirement Strategy
                                    - AllianceBernstein 2040 Retirement Strategy
                                    - AllianceBernstein 2045 Retirement Strategy
                                    - AllianceBernstein 2050 Retirement Strategy
                                    - AllianceBernstein 2055 Retirement Strategy

--------------------------------------------------------------------------------

c/o AllianceBernstein Investor Services, Inc.
P.O. Box 786003, San Antonio, Texas 78278-6003
Toll Free (800) 221-5672
For Literature: Toll Free (800) 221-4618

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                December 31, 2009

--------------------------------------------------------------------------------

          This Statement of Additional Information ("SAI") is not a prospectus, but supplements and should be read in conjunction with the current prospectus, dated December 31, 2009, of the AllianceBernstein Retirement Strategies of the AllianceBernstein(R) Blended Style Series, Inc. (the "Company") that offers the Class A, Class B, Class C and Advisor Class shares of the AllianceBernstein 2000 Retirement Strategy, AllianceBernstein 2005 Retirement Strategy, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy (each a "Strategy" and together, the "Strategies") and the current prospectus, dated December 31, 2009, of the Strategies that offers Class A, Class R, Class K and Class I shares of each Strategy (each a "Prospectus" and together, the "Prospectuses"). Financial Statements for the year ended August 31, 2009 are included in the annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectuses and the annual report may be obtained by contacting AllianceBernstein Investor Services, Inc. ("ABIS") at the address or the "For Literature" telephone number shown above.

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE STRATEGIES AND THE UNDERLYING PORTFOLIOS................. 1
INVESTMENT RESTRICTIONS.....................................................38
MANAGEMENT OF THE STRATEGIES................................................40
EXPENSES OF THE STRATEGIES..................................................59
PURCHASE OF SHARES..........................................................65
REDEMPTION AND REPURCHASE OF SHARES.........................................89
SHAREHOLDER SERVICES........................................................91
NET ASSET VALUE.............................................................95
DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................98
STRATEGY TRANSACTIONS......................................................104
GENERAL INFORMATION........................................................108
FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM ....................................................161
APPENDIX A:  STATEMENT OF POLICIES AND PROCEDURES FOR VOTING PROXIES.......A-1

----------
AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

--------------------------------------------------------------------------------

                      DESCRIPTION OF THE STRATEGIES AND THE
                              UNDERLYING PORTFOLIOS

--------------------------------------------------------------------------------

          The Company is comprised of thirteen portfolios: the twelve portfolios known as the Strategies and the AllianceBernstein U.S. Large Cap Portfolio. The AllianceBernstein U.S. Large Cap Portfolio is offered through a separate prospectus and a statement of additional information. The Company is a diversified, open-end investment company.

          The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Except as otherwise indicated, the investment objective and policies of the Strategies are not "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may, therefore, be changed by the Board of Directors of the Strategies without a shareholder vote. However, the Strategies will not change their investment objectives without at least 60 days' prior written notice to their shareholders. There is no guarantee that a Strategy will achieve its investment objective. Each Strategy pursues its objective through investing in the various series of The AllianceBernstein Pooling Portfolios (the "Underlying Fund") that represent a variety of asset classes and investment styles. The series of the Underlying Fund are AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio, AllianceBernstein High-Yield Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio and AllianceBernstein Small-Mid Cap Growth Portfolio (each, an "Underlying Portfolio" and together the "Underlying Portfolios"). AllianceBernstein L.P. (the "Adviser") is the investment adviser for the Strategies and for the Underlying Fund.

          The term "net assets," as used in this SAI, means net assets plus any borrowings.

          The following investment policies and restrictions supplement, and should be read in conjunction with, the information regarding the investment objectives, policies and restrictions of each Strategy as set forth in the Prospectuses. Except as noted below, the investment policies described below are not fundamental and may be changed by the Board of Directors of the Strategies without shareholder approval; however, shareholders will be notified prior to a material change in such policies.

          Whenever any investment policy or restriction states a minimum or maximum percentage of a Strategy's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Strategy's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in value or net assets will not be considered a violation.

          For a general description of the Strategies' investment policies, see the Prospectuses.

          Each of the Strategies may invest in derivatives under "Description of the Strategies and the Underlying Portfolios - Derivatives".

          Investments in Investment Companies. Each of the Strategies invests in shares of one or more other investment companies advised by the Adviser that, in turn, invest directly in portfolio securities. Investing in shares of other investment companies advised by the Adviser involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses similar to those borne directly by the Strategies, including advisory fees and other operating expenses.

          Loan Participations and Assignments. The Strategies may invest in fixed or floating rate corporate loans ("Loans" and each, a "Loan") either by participating as co-lender at the time the loan is originated ("Participations") or by buying an interest in the loan in the secondary market from a financial institution or institutional investor ("Assignments"). The financial status of an institution interposed between a Strategy and a borrower may affect the ability of a Strategy to receive principal and interest payments.

          The success of a Strategy may depend on the skill with which an agent bank administers the terms of the corporate loan agreements, monitors borrower compliance with covenants, collects principal, interest and fee payments from borrowers and, where necessary, enforces creditor remedies against borrowers. Agent banks typically have broad discretion in enforcing loan agreements.

          A Strategy's investment in Participations typically will result in the Strategy having a contractual relationship only with the financial institution arranging the Loan with the borrower (the "Lender") and not with the borrower directly. A Strategy will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Strategy generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Strategy may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Strategy may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Strategy may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation; but even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation impaired. A Strategy will acquire Participations only if the Lender interpositioned between a Strategy and the borrower is a Lender having total assets of more than $25 billion and whose senior unsecured debt is rated investment grade or higher.

          Repurchase Agreements. The Strategies may enter into repurchase agreements. The Adviser monitors the creditworthiness of the vendors with which the Strategy enters into repurchase agreements. For additional information about repurchase agreements, see "Investment Policies and Practices of the Underlying Portfolios - Repurchase Agreements," below.

          Portfolio Securities Lending. The Strategies may make secured loans of their portfolio securities to brokers, dealers and financial institutions provided that liquid assets, or bank letters of credit equal to at least 100% of the market value of the securities loaned are deposited and maintained by the borrower with the Strategy. The Strategies will not lend their portfolio securities to any officer, director, employee or affiliate of the Strategy or the Adviser. The Board of Directors will monitor a Strategy's lending of portfolio securities. For additional information about portfolio securities lending, see "Investment Policies and Practices of the Underlying Portfolios - Portfolio Securities Lending," below.

Underlying Portfolios
---------------------

          The following investment practices, policies and restrictions of the Underlying Portfolios supplement and should be read in conjunction with the information set forth in the Prospectuses.

Investment Policies and Practices of the Underlying Portfolios
--------------------------------------------------------------

          Each of the Underlying Portfolios may:

          o Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

          o Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

          o    Invest in synthetic foreign equity securities;

          o    Enter into forward currency exchange contracts;

          o    Enter into swap transactions;

          o Enter into repurchase agreements and reverse repurchase agreements;

          o    Enter into standby commitment agreements;

          o    Invest in convertible securities and preferred stock;

          o Invest in the securities of supranational agencies and other "semi-governmental" issuers;

          o Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Underlying Portfolio's net assets is held as collateral for such sales;

          o Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

          o    Invest up to 15% of its total assets in illiquid securities; and

          o Invest in depositary receipts, Exchange-Traded Funds ("ETFs"), and other derivative instruments representing securities of companies or market indices.

          The AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, and the AllianceBernstein Small-Mid Cap Growth Portfolio each also may:

          o    Invest up to 20% of its total assets in rights and warrants; and

          The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

          o Invest in variable, floating, and inverse floating rate investments; and

          o Invest in zero coupon and interest-only or principal-only securities.

Repurchase Agreements and Buy/Sell Back Transactions
----------------------------------------------------

          A repurchase agreement is an agreement by which an Underlying Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date, normally one or a few days later. The purchase and repurchase obligations are transacted under one document. The resale price is greater than the purchase price and reflects an agreed-upon "interest rate" that is effective for the period of the time the buyer's money is invested in the security and which is related to the current market rate of the purchased security rather than its coupon rate. During the term of the repurchase agreement, an Underlying Portfolio monitors on a daily basis the market value of the securities subject to the agreement and, if the market value of the securities falls below the resale amount provided under the repurchase agreement, the seller under the repurchase agreement is required to provide additional securities or cash equal to the amount by which the market value of the securities falls below the resale amount. Because a repurchase agreement permits an Underlying Portfolio to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit an Underlying Portfolio to earn a return on temporarily available cash while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. Repurchase agreements may exhibit the characteristics of loans by an Underlying Portfolio.

          The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, a Portfolio would attempt to exercise its rights with respect to the underlying security, including possible sale of the securities. An Underlying Portfolio may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying securities, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce an Underlying Portfolio's rights. An Underlying Portfolio's Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Underlying Portfolio enters into repurchase agreement transactions.

     An Underlying Portfolio may enter into repurchase agreements pertaining to U.S. Government securities with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. There is no percentage restriction on an Underlying Portfolio's ability to enter into repurchase agreements. Currently, the Underlying Portfolios intend to enter into repurchase agreements only with their custodians and such primary dealers.

     An Underlying Portfolio may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, an Underlying Portfolio enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike, a repurchase agreement, however, the buy/sell transaction, though done simultaneously, is two separate legal agreements. A buy/sell transaction also differs from a repurchase agreement in that the seller is not required to provide margin payments if the value of the securities falls below the repurchase price because the transaction is two separate transactions. An Underlying Portfolio has the risk of changes in the value of the purchased security during the term of the buy/sell agreement although these agreements typically provide for the repricing of the original transaction at a new market price if the value of the security changes by a specific amount.

Reverse Repurchase Agreements and Dollar Rolls
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          Reverse repurchase agreements are identical to repurchase agreements except that rather than buying securities for cash subject to their repurchase by the seller, the Underlying Portfolio sells portfolio assets concurrently with an agreement by the Underlying Portfolio to repurchase the same assets at a later date at a fixed price slightly higher than the sale price. During the reverse repurchase agreement period, the Underlying Portfolio continues to receive principal and interest payments on these securities. Generally, the effect of a reverse repurchase agreement is that the Underlying Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the "interest cost" to the Underlying Portfolio of the reverse repurchase transaction, i.e., the difference between the sale and repurchase price for the securities, is less than the cost of otherwise obtaining the cash.

          Dollar rolls involve sales by an Underlying Portfolio of securities for delivery in the current month and the Portfolio's simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, an Underlying Portfolio forgoes principal and interest paid on the securities. An Underlying Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

          Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities an Underlying Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, an Underlying Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce an Underlying Portfolio's obligation to repurchase the securities. In addition, the use of these investments results in leveraging an Underlying Portfolio's common stocks because an Underlying Portfolio uses the proceeds to make investments in other securities. Use of leverage is considered speculative and has, among other things, the risk that an Underlying Portfolio's net asset value ("NAV") may be more volatile.

Rights and Warrants
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          An Underlying Portfolio will invest in rights or warrants that entitle the holder to buy securities at a specific price for a specific period of time, but will do so only if the equity securities themselves are deemed appropriate by the Adviser for inclusion in the Underlying Portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales
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          A short sale is effected by selling a security that the Underlying Portfolio does not own, or if the Underlying Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is against the box to the extent that the Underlying Portfolio contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Short sales may be used in some cases by an Underlying Portfolio to defer the realization of gain or loss for federal income tax purposes on securities then owned by the Underlying Portfolio. However, if an Underlying Portfolio has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Underlying Portfolio generally will be deemed to have sold the appreciated security and thus will recognize gain for tax purposes. See "Dividends, Distributions and Taxes - United States Federal Income Taxation of each Strategy - Tax Straddles," below.

Standby Commitment Agreements
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          The Underlying Portfolios may from time to time enter into standby commitment agreements. Such agreements commit the Underlying Portfolios, for a stated period of time, to purchase a stated amount of a security which may be issued and sold to an Underlying Portfolio at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement an Underlying Portfolio is paid a commitment fee, regardless of whether or not the security ultimately is issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Underlying Portfolio has committed to purchase. The fee is payable whether or not the security is ultimately issued. The Underlying Portfolios will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which are considered advantageous to an Underlying Portfolio and which are unavailable on a firm commitment basis. The Underlying Portfolios will at all times maintain a segregated account with their custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

          There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Underlying Portfolios will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to an Underlying Portfolio.

          The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Underlying Portfolio's NAV. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Stripped Mortgage-Related Securities
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          Each Underlying Portfolio may invest in stripped mortgage-related securities ("SMRS"). SMRS are derivative multi-class mortgage-related securities. SMRS may be issued by the U.S. Government, its agencies or instrumentalities, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

          SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Government National Mortgage Association, or GNMA, Federal National Mortgage Association, or FNMA or Federal Home Loan Mortgage Corporation, or FHLMC certificates, whole loans or private pass-through mortgage-related securities ("Mortgage Assets"). A common type of SMRS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class. The rate of principal prepayment will change as the general level of interest rates fluctuates. If the underlying Mortgage Assets experience greater than anticipated principal prepayments, the Underlying Portfolio may fail to fully recoup its initial investment in these securities. Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped.

          Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed for these securities and, accordingly, they may be illiquid.

Illiquid Securities
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          An Underlying Portfolio will not invest in illiquid securities if immediately after such investment more than 15% or such other amount permitted by guidance regarding the 1940 Act of the Underlying Portfolio's net assets would be invested in such securities. For this purpose, illiquid securities include, among others: (a) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) options purchased by the Underlying Portfolio over-the-counter and the cover for options written by the Underlying Portfolio over-the-counter, and (c) repurchase agreements not terminable within seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

          Mutual funds do not typically hold a significant amount of restricted securities (securities that are subject to restrictions on resale to the general public) or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund may also have to take certain steps or wait a certain amount of time in order to remove the transfer restrictions for such restricted securities in order to dispose of them, resulting in additional expense and delay.

          Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by an Underlying Portfolio, however, could affect adversely the marketability of such portfolio securities and the Underlying Portfolio might be unable to dispose of such securities promptly or at reasonable prices.

          The Adviser, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in each Underlying Portfolio's portfolio that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers issuing quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission (the "Commission") interpretation or position with respect to such type of securities.

Investment in Other Investment Companies
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          The Underlying Portfolios may invest in other investment companies as permitted by the 1940 Act or the rules and regulations thereunder. The Underlying Portfolios intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. If an Underlying Portfolio acquires shares in investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Underlying Portfolio's expenses. The Underlying Portfolios may also invest in exchange-traded funds, subject to the restrictions and limitations of the 1940 Act.

Real Estate Investment Trusts
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          Real Estate Investment Trusts ("REITs") are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Underlying Portfolios, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the United States Internal Revenue Code of 1986, as amended (the "Code"). An Underlying Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Underlying Portfolio invests in addition to the expenses incurred directly by the Underlying Portfolio.

          Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

          Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

          REITs are subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Mortgage-Backed Securities and Related Risks
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          Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

          Mortgage-related securities typically are securities representing interests in pools of mortgage loans made to homeowners. The mortgage loan pools may be assembled for sale to investors (such as the Underlying Portfolios) by governmental or private organizations. These securities include adjustable rate mortgages ("ARMs"), SMRS, CMOs, and GNMA, FNMA and FHLMC certificates. Mortgage-related securities bear interest at either a fixed rate or an adjustable rate determined by reference to an index rate. Mortgage-related securities frequently provide for monthly payments that consist of both interest and principal, unlike more traditional debt securities, which normally do not provide for periodic repayments of principal.

Variable, Floating and Inverse Floating Rate Securities
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          These securities have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some of these securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of these securities, they are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in prevailing market interest rates. Also, some of these securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security.

Convertible Securities
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          Convertible securities include bonds, debentures, corporate notes and preferred stocks. Convertible securities are instruments that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible securities that provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The market value of convertible securities tends to decrease as interest rates rise and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa3 or lower by Moody's or BBB- or lower by S&P or Fitch and comparable unrated securities as determined by the Adviser may share some or all of the risks of non-convertible debt securities with those ratings.

          When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Zero-Coupon and Payment-in-Kind Bonds
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          Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, an Underlying Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, an Underlying Portfolio could be required to liquidate other investments in order to satisfy its dividend requirements at times when the Adviser would not otherwise deem it advisable to do so.

Descriptions of Certain Money Market Securities in Which the Underlying Portfolios May Invest
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          Certificates of Deposit, Bankers' Acceptances and Bank Time Deposits. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

          Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

          Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by the Adviser to be readily marketable.

          Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.

          Variable Notes. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by an Underlying Portfolio at varying rates of interest pursuant to direct arrangements between the Underlying Portfolio, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rate while the interest rate under variable amount floating rate notes fluctuate on a weekly basis. These notes permit daily changes in the amounts borrowed. An Underlying Portfolio has the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the notes without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, an Underlying Portfolio's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, the Underlying Portfolio considers earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, an Underlying Portfolio may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated Aa or better by Moody's or AA or better by S&P or Fitch.

Asset-Backed Securities
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          The Underlying Portfolios may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of retail installment loans, leases or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS").

Lending of Portfolio Securities
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          The Underlying Portfolios may seek to increase income by lending portfolio securities. A principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Underlying Portfolio may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. The Underlying Portfolio may lend portfolio securities to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act.

          Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission (the "Commission"), such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Underlying Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. While securities are on loan, the borrower will pay the Underlying Portfolio any income from the securities. The Underlying Portfolio may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Underlying Portfolio's investment risks.

          The Underlying Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan. The Underlying Portfolio will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions.

          The Underlying Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Preferred Stock
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          The Underlying Portfolios may invest in preferred stock. Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer.

Forward Commitments and When-Issued and Delayed Delivery Securities
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          The Underlying Portfolios may enter into forward commitments for the purchase of securities and may purchase securities on a "when-issued" or "delayed delivery" basis. Agreements for such purchases might be entered into, for example, when an Underlying Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When an Underlying Portfolio purchases securities in this manner (i.e., on a forward commitment, "when-issued" or "delayed delivery" basis), the Underlying Portfolio assumes the rights and risks of ownership of the security, but it does not pay for the securities until they are received. The Underlying Portfolio is required to create a segregated account with the Underlying Fund's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Underlying Portfolio's forward commitments and "when-issued" or "delayed delivery" commitments. If an Underlying Portfolio is fully or almost fully invested when forward commitments are outstanding, such purchases may result in a term of leverage. Leveraging the Portfolio in this manner may increase the Underlying Portfolio's volatility of returns.


          At the time an Underlying Portfolio intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its NAV. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled. An Underlying Portfolio may sell these securities before the settlement date if, in the opinion of the Adviser, it is deemed advisable as a matter of investment strategy. The Underlying Portfolio may incur a gain or loss on the disposition of the securities.

          Purchases of securities on these bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, an Underlying Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, an Underlying Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if an Underlying Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Underlying Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, an Underlying Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than an Underlying Portfolio's payment obligation).

Derivatives
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          The Underlying Portfolios may, but are not required to, use derivatives for risk management purposes or as part of its investment practices. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated. The Underlying Portfolios may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.


          There are four principal types of derivatives, including options, futures, forwards and swaps, which are described below. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

          Forward Contracts. A forward contract is a customized, privately negotiated agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or other tangible asset underlying the forward contract to an agreed upon location at a future date (rather than settled by cash) or will be rolled forward into a new forward contract. Non-deliverable forwards ("NDFs") specify a cash payment upon maturity. NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

          Futures and Options on Futures Contracts. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

          Options. An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call") or sell (a "put") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Investments in options are considered speculative. An Underlying Portfolio may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by an Underlying Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying Portfolios. Moreover, an Underlying Portfolio will not purchase put and call options if as a result more than 10% of its total assets would be invested in such options.

          Swaps. A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amounts of the two payments. The notional principal amount is used solely to calculate the payment streams but is not exchanged. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well established and relatively liquid.

          Risks of Derivatives. Investment techniques employing such derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand in considering the proposed amendment of an Underlying Portfolio's investment policies.

     -- Market Risk. This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to an Underlying Portfolio's interest.

     -- Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to an Underlying Portfolio's investment portfolio, and the ability to forecast price, interest rate, or currency exchange rate movements correctly.

     -- Credit Risk. This is the risk that a loss may be sustained by an Underlying Portfolio as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearinghouse in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Underlying Portfolios consider the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

     -- Liquidity Risk. Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

     -- Leverage Risk. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

     -- Risk of Potential Governmental Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Underlying Portfolio from using such instruments as a part of its investment strategy. The U.S. Congress has held hearings and various legislation has been introduced related to the futures markets and swap market participants. In addition, the CFTC and the SEC are considering various regulatory initiatives. It is possible that this legislative and regulatory activity could potentially limit or completely restrict the ability of an Underlying Portfolio to use certain derivative instruments. Limits or restrictions applicable to counterparties with an Underlying Portfolio engages in derivative transactions could also prevent a Underlying Portfolio from engaging in these transactions.

     -- Other Risks. Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, an Underlying Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Underlying Portfolio's investment objective.

     Use of Options, Futures, Forwards and Swaps by the Strategies.
     --------------------------------------------------------------

          --Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation by one party to buy, and the other party to sell, a specific amount of a currency for an agreed upon price at a future date. Forward currency exchange contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward currency exchange contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment. Non-Deliverable Forwards ("NDFs") specify a cash payment upon maturity. NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

          An Underlying Portfolio may, for example, enter into forward currency exchange contracts to attempt to minimize the risk to an Underlying Portfolio from adverse changes in the relationship between the U.S. Dollar and other currencies. An Underlying Portfolio may purchase or sell forward currency exchange contracts for hedging purposes similar to those described below in connection with its transactions in foreign currency futures contracts. An Underlying Portfolio may also purchase or sell forward currency exchange contracts for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions".

          If a hedging transaction in forward currency exchange contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the forward currency exchange contract. Nevertheless, by entering into such forward currency exchange contracts, an Underlying Portfolio may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

          An Underlying Portfolio may also use forward currency exchange contracts to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by an Underlying Portfolio and do not present attractive investment opportunities. For example, an Underlying Portfolio may enter into a foreign currency exchange contract to purchase a currency if the Adviser expects the currency to increase in value. An Underlying Portfolio would recognize a gain if the market value of the currency is more than the contract value of the currency at the time of settlement of the contract. Similarly, an Underlying Portfolio may enter into a foreign currency exchange contract to sell a currency if the Adviser expects the currency to decrease in value. An Underlying Portfolio would recognize a gain if the market value of the currency is less than the contract value of the currency at the time of settlement of the contract.

          The cost of engaging in forward currency exchange contracts varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currencies are usually conducted on a principal basis, no fees or commissions are involved. An Underlying Portfolio will segregate and mark to market liquid assets in an amount at least equal to an Underlying Portfolio's obligations under any forward currency exchange contracts.

          --Options on Securities. An Underlying Portfolio may write and purchase call and put options on securities. In purchasing an option on securities, an Underlying Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise an Underlying Portfolio would experience a loss not greater than the premium paid for the option. Thus, an Underlying Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by an Underlying Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to an Underlying Portfolio.

          An Underlying Portfolio may write a put or call option in return for a premium, which is retained by an Underlying Portfolio whether or not the option is exercised. An Underlying Portfolio may write covered or uncovered options. A call option written by an Underlying Portfolio is "covered" if an Underlying Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than the call option it has written. A put option written by an Underlying Portfolio is covered if an Underlying Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than the put option it has written. Uncovered options or "naked options" are riskier than covered options. For example, if an Underlying Portfolio wrote a naked call option and the price of the underlying security increased, the Underlying Portfolio would have to purchase the underlying security for delivery to the call buyer and sustain a loss equal to the difference between the option price and the price of the security.

          Each of the Underlying Portfolios may also write combinations of put and call options on the same security, known as "straddles," with the same exercise and expiration date. By writing a straddle, an Underlying Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Underlying Portfolio will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

          By writing a call option, an Underlying Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, an Underlying Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium. Each of the Underlying Portfolios may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Underlying Portfolio to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, an Underlying Portfolio will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

          An Underlying Portfolio may purchase call options to hedge against an increase in the price of securities that the Underlying Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Underlying Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by an Underlying Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Underlying Portfolio and the Underlying Portfolio will suffer a loss on the transaction to the extent of the premium paid.

          Each Underlying Portfolio may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. Each Underlying Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

          --Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

          Each Underlying Portfolio may write (sell) covered call and put options and purchase call and put options on securities indices. If an Underlying Portfolio purchases put options on securities indices to hedge its investments against a decline in the value of portfolio securities, it will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of an Underlying Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Underlying Portfolio's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of an Underlying Portfolio's security holdings.

          The purchase of call options on securities indices may be used by an Underlying Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Underlying Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, an Underlying Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when an Underlying Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Underlying Portfolio owns.

          --Options on Foreign Currencies. An Underlying Portfolio may purchase and write options on foreign currencies for hedging purposes For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, an Underlying Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, an Underlying Portfolio will have the right to sell such currency for a fixed amount in dollars and could thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

          Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

          An Underlying Portfolio may write options on foreign currencies for hedging purposes or to increase return. For example, where an Underlying Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities could be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Portfolio could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow an Underlying Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Portfolio will be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, an Underlying Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

          In addition to using options for the hedging purposes described above, an Underlying Portfolio may also invest in options on foreign currencies for non-hedging purposes as a means of making direct investments in foreign currencies. An Underlying Portfolio may use options on currency to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by an Underlying Portfolio and do not present attractive investment opportunities. For example, an Underlying Portfolio may purchase call options in anticipation of an increase in the market value of a currency. An Underlying Portfolio would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise, an Underlying Portfolio would realize no gain or a loss on the purchase of the call option. Put options may be purchased by an Underlying Portfolio for the purpose of benefiting from a decline in the value of a currency that an Underlying Portfolio does not own. An Underlying Portfolio would normally realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise, an Underlying Portfolio would realize no gain or loss on the purchase of the put option. For additional information on the use of options on foreign currencies for non-hedging purposes, see "Currency Transactions" below.

          Special Risks Associated with Options on Currency. An exchange traded options position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although an Underlying Portfolio will generally purchase or sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that an Underlying Portfolio would have to exercise its options in order to realize any profit and would incur transaction costs on the sale of the underlying currency.

          --Futures Contracts and Options on Futures Contracts. Futures contracts that an Underlying Portfolio may buy and sell may include futures contracts on fixed-income or other securities, and contracts based on interest rates, foreign currencies or financial indices, including any index of U.S. Government securities. An Underlying Portfolio may, for example, purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. Each Underlying Portfolio has adopted the additional restriction that it will not enter into a futures contract if, immediately thereafter, the value of securities and other obligations underlying all such futures contracts would exceed 50% of the value of such Underlying Portfolio's total assets.

          Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on an Underlying Portfolio's current or intended investments in fixed-income securities. For example, if an Underlying Portfolio owned long-term bonds and interest rates were expected to increase, that Underlying Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Underlying Portfolio's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows an Underlying Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in an Underlying Portfolio would decline, but the value of that Underlying Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of that Underlying Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, an Underlying Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized. At that time, the interest rate futures contracts could be liquidated and that Underlying Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

          An Underlying Portfolio may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Underlying Portfolio may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, an Underlying Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

          Conversely, an Underlying Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When an Underlying Portfolio purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, an Underlying Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

          An Underlying Portfolio may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that an Underlying Portfolio may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. Dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the U.S. Dollar.

          An Underlying Portfolio may also use foreign currency futures contracts and options on such contracts for non-hedging purposes. Similar to options on currencies described above, an Underlying Portfolio may use foreign currency futures contracts and options on such contracts to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by an Underlying Portfolio and do not present attractive investment opportunities. The risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above. For additional information on the use of options on foreign currencies for non-hedging purposes, see "Currency Transactions" below.

          Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect an Underlying Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, an Underlying Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of an Underlying Portfolio's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When an Underlying Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that an Underlying Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

          The Underlying Portfolios have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore are not subject to registration or regulation as a pool operator under that Act.

          Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by an Underlying Portfolio will be traded on U.S. exchanges and will be used only for hedging purposes.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in an Underlying Portfolio's portfolio. If the futures price at expiration of the option is below the exercise price, an Underlying Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in an Underlying Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, an Underlying Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which an Underlying Portfolio intends to purchase. If a put or call option an Underlying Portfolio has written is exercised, an Underlying Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, an Underlying Portfolio's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          An Underlying Portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, an Underlying Portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease was to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, an Underlying Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by an Underlying Portfolio will increase prior to acquisition due to a market advance or changes in interest or exchange rates, an Underlying Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, an Underlying Portfolio will suffer a loss equal to the price of the call, but the securities that an Underlying Portfolio intends to purchase may be less expensive.

          --Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. An Underlying Portfolio may be either the buyer or seller in the transaction. As a seller, the Underlying Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and ten years, provided that no credit event occurs. If a credit event occurs, the Underlying Portfolio typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. The value of the reference obligation received by the Underlying Portfolio as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Underlying Portfolio. If the reference obligation received by the Underlying Portfolio is a defaulted security, physical delivery of the security will cause the Underlying Portfolio to hold a defaulted security. If the Underlying Portfolio is a buyer and no credit event occurs, the Underlying Portfolio will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

          Credit default swaps may involve greater risks than if the Underlying Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. As noted above, if the Underlying Portfolio is a buyer and no credit event occurs, it will lose its periodic stream of payments over the term of the contract. In addition, the value of the reference obligation received by the Underlying Portfolio as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Underlying Portfolio.

          An underlying Portfolio will not enter into a credit default swap if the swap provides for settlement by physical delivery and such delivery would result in the Underlying Portfolio investing in securities rated below BBB- or Baa3 or not maintaining an average aggregate credit rating of at least A-.

          --Currency Swaps. An Underlying Portfolio may enter into currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions". Currency swaps involve the exchange by an Underlying Portfolio with another party of a series of payments in specified currencies. Since currency swaps are individually negotiated, an Underlying Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swaps positions. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The net amount of the excess, if any, of an Underlying Portfolio's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis and an amount of liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Underlying Portfolio's custodian. An Underlying Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Underlying Portfolio will have contractual remedies pursuant to the agreements related to the transactions.

          -- Swaps: Interest Rate Transactions. An Underlying Portfolio may enter into interest rate swaps, swaptions and cap or floor transactions, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities an Underlying Portfolio anticipates purchasing at a later date. An Underlying Portfolio also may invest in interest rate transaction futures. Unless there is a counterparty default, the risk of loss to an Underlying Portfolio from interest rate transactions is limited to the net amount of interest payments that the Underlying Portfolio is contractually obligated to make. If the counterparty to an interest rate transaction defaults, the Underlying Portfolio's risk of loss consists of the net amount of interest payments that the Underlying Portfolio is contractually obligated to receive.


          Interest Rate Swaps. Interest rate swaps involve the exchange by an Underlying Portfolio with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or "notional") amount.


          An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.


          Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a notional amount from the party selling the interest rate cap or floor.


          Caps and floors are less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. An Underlying Portfolio will enter into interest rate swaps, swaptions, cap or floor transactions only with counterparties who have credit ratings of at least A- (or the equivalent) from any one NRSRO or counterparties with guarantors with debt securities having such a rating.

          - Eurodollar Instruments. Eurodollar instruments are essentially U.S. Dollar-denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate and are subject to the same limitations and risks as other futures contracts and options.

          - Currency Transactions. An Underlying Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or un-hedged basis. The Adviser may actively manage an Underlying Portfolio's currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by an Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. An Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

Future Developments
-------------------

          The foregoing discussion relates to each Underlying Portfolio's proposed use of Futures Contracts, forward currency exchange contracts, options, and options on Futures Contracts currently available. As noted above, the relevant markets and related regulations are evolving. In the event of future regulatory or market developments, each Underlying Portfolio may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Additional Risk Considerations of the Underlying Portfolios
-----------------------------------------------------------

          --Risks Of Forward Currency Exchange Contracts, Foreign Currency Futures Contracts and Options Thereon, Options On Foreign Currencies and Over-The-Counter Options on Securities. Each Underlying Portfolio is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under such Act. Transactions in Forward Currency Exchange Contracts, as well as futures and options on foreign currencies, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by an Underlying Portfolio. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

          Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading decisions will be based may not be as complete as the comparable data on which an Underlying Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market but will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Underlying Portfolios from responding to such events in a timely manner.

          Settlements of exercises of over-the-counter Forward Currency Exchange Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships and fees, taxes or other charges.

          Unlike transactions entered into by the Underlying Portfolios in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Currency Exchange Contracts and over-the-counter options on securities and securities indices are not traded on contract markets regulated by the Commodity Futures Trading Commission or (with the exception of certain foreign currency options) the Commission. Such instruments are instead traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, that are subject to Commission regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of the initial investment due to the margin and collateral requirements associated with such positions.

          In addition, over-the-counter transactions can be entered into only with a financial institution willing to take the opposite side, as principal, of an Underlying Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Underlying Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and an Underlying Portfolio could be required to retain options purchased or written, or Forward Currency Exchange Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Underlying Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

          Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and an Underlying Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. An Underlying Portfolio will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found to be satisfactory by the Adviser.

          Transactions in over-the-counter options on foreign currencies are subject to a number of conditions regarding the commercial purpose of the purchaser of such option. The Underlying Portfolios are not able to determine at this time whether or to what extent additional restrictions on the trading of over-the-counter options on foreign currencies may be imposed at some point in the future, or the effect that any such restrictions may have on the hedging strategies to be implemented by them.

          Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting an Underlying Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, the margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, if the OCC determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, the OCC may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          In addition, options on U.S. Government Securities, futures contracts, options on futures contracts, forward currency exchange contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Underlying Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume period.

     --Portfolio Reallocation Risk. From time to time, the Underlying Portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings by the Underlying Portfolios' feeder funds, as recommended by the Adviser. These transactions will affect the Underlying Portfolios since Underlying Portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Underlying Portfolios that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Underlying Portfolio performance to the extent that the Underlying Portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. The Adviser will at all times monitor the impact of reallocations or rebalancings on the Underlying Portfolios, but the Adviser may nevertheless face conflicts in fulfilling its dual responsibilities to the Underlying Portfolios and the funds that invest in them.

     --Foreign Currency Transactions. A portion of the Underlying Portfolios' assets may be invested in securities denominated in foreign currencies and a corresponding portion of the Underlying Portfolios' revenues will be received in such currencies. In addition, the Underlying Portfolios may conduct foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies as described above. The dollar equivalent of the Underlying Portfolios' net assets and distributions will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. Such changes will also affect the Underlying Portfolios' income. The Underlying Portfolios will, however, have the ability to attempt to protect themselves against adverse changes in the values of foreign currencies by engaging in certain of the investment practices listed above. While the Underlying Portfolios have this ability, there is no certainty as to whether and to what extent the Underlying Portfolios will engage in these practices.

     Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Underlying Portfolios' NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of the Underlying Portfolios' total assets adjusted to reflect the Underlying Portfolios' net position after giving effect to currency transactions is denominated or quoted in the currencies of foreign countries, the Underlying Portfolios will be more susceptible to the risk of adverse economic and political developments within those countries.

     The Underlying Portfolios will incur costs in connection with conversions between various currencies. The Underlying Portfolios may hold foreign currency received in connection with investments when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. Dollars at a later date, based on anticipated changes in the relevant exchange rate. If the value of the foreign currencies in which the Underlying Portfolios receives their income falls relative to the U.S. Dollar between receipt of the income and the making of Underlying Portfolio distributions, the Underlying Portfolios may be required to liquidate securities in order to make distributions if the Underlying Portfolios have insufficient cash in U.S. Dollars to meet distribution requirements. Similarly, if an exchange rate declines between the time the Underlying Portfolios incur expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred.

          If the value of the foreign currencies in which the Underlying Portfolios receive income falls relative to the U.S. Dollar between receipt of the income and the making of Underlying Portfolio distributions, the Underlying Portfolios may be required to liquidate securities in order to make distributions if the Portfolios have insufficient cash in U.S. Dollars to meet the distribution requirements that the Underlying Portfolios must satisfy to qualify as regulated investment companies for federal income tax purposes. Similarly, if the value of a particular foreign currency declines between the time the Underlying Portfolios incur expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, the Underlying Portfolios may engage in certain currency hedging transactions, which themselves, involve certain special risks.

Securities of Foreign Issuers
-----------------------------

          The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, an Underlying Portfolio whose investments include securities of foreign issuers may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

          Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of an Underlying Portfolio. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary or indefinite restrictions on foreign capital remittances.

          An Underlying Portfolio also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require an Underlying Portfolio to adopt special procedures that may involve additional costs to an Underlying Portfolio. These factors may affect the liquidity of an Underlying Portfolio's investments in any country and the Adviser will monitor the effect of any such factor or factors on an Underlying Portfolio's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

          Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in securities of foreign issuers than to investors in U.S. securities. Substantially less information is publicly available about certain foreign issuers than is available about U.S. issuers.

          The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a non-U.S. country and the Underlying Portfolio's investments. In such events, an Underlying Portfolio could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Underlying Portfolio than that provided by U.S. laws.

Foreign Fixed-Income Obligations
--------------------------------

          To the extent that they invest in foreign fixed-income obligations, certain of the Underlying Portfolios are subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. As a result, an Underlying Portfolio may be unable to obtain or enforce judgments against foreign entities.

Fixed-Income Securities
-----------------------

          The value of each Underlying Portfolio's shares will fluctuate with the value of its investments. The value of each Underlying Portfolio's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

          In periods of increasing interest rates, each of the Underlying Portfolios may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Underlying Portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Inflation-Indexed Bonds
-----------------------

          Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Investment in Lower-Rated Fixed-Income Securities
-------------------------------------------------

          Lower-rated securities are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities, and the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. Securities rated Ba or BB are judged to have speculative elements or to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. Such securities may have small assurance of interest and principal payments.

Unrated Securities
------------------

          Unrated securities will also be considered for investment by the AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio and AllianceBernstein Inflation-Protected Securities Portfolio when the Adviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to a particular Underlying Portfolio to a degree comparable to that of rated securities which are consistent with the Underlying Portfolio's objective and policies.

Participation in the TALF Program.
----------------------------------


          An Underlying Portfolio may invest a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program ("TALF Program"), a program created by the Board of Governors of the Federal Reserve System (the "Federal Reserve") and the U.S. Department of the Treasury to assist the securitization markets by supporting the issuance of certain eligible collateral, which are investment-grade rated, asset-backed securities such as automobile loans, student loans, and credit card loans, as well as receivables related to residential mortgage servicing advances or certain commercial mortgage-backed securities. The types of eligible collateral may be expanded by the Federal Reserve in the future, and among other requirements must at issuance be rated in the highest investment-grade rating category by at least two ratings agencies (without he benefit of a third-party guarantee), and must not be placed on a watch list or downgraded by any such rating agency. The TALF Program is operated by the Federal Reserve Bank of New York (the "New York Fed"). Under the TALF Program, the New York Fed provides non-recourse loans to an Underlying Portfolio in a minimum size of $10 million.


          In order to obtain a loan under the TALF Program, an Underlying Portfolio is required to put up a certain percentage of the purchase price or value of the eligible collateral (called the "haircut"). In addition, it is required to pay an administrative fee to the New York Fed on the settlement date of each TALF Program loan received by the Underlying Portfolio. The interest rate under the loan will vary and will be determined under the terms of the TALF Program. The term of a loan under the TALF Program depends on the nature of the eligible collateral and are currently three years or five years.


          In connection with a TALF Program loan, an Underlying Portfolio will pledge eligible collateral, which will consist of either certain eligible asset-backed securities that the Underlying Portfolio currently owns or other asset-backed securities that the Underlying Portfolio purchases with the loan proceeds. Except in limited circumstances, TALF loans by the New York Fed to the Underlying Portfolio are non-recourse, and if the Underlying Portfolio does not repay the loan, the New York Fed may enforce its rights only against the eligible collateral pledged by the Underlying Portfolio and not against any other assets of the Underlying Portfolio. TALF loans are prepayable at the option of the Underlying Portfolio without penalty, and the Underlying Portfolio may satisfy its loan obligation in full at any time by surrendering the eligible collateral to the New York Fed. If the securities constituting eligible collateral default and lose all their value, under the current terms of the TALF Program the New York Fed cannot look to the Underlying Portfolio to cover the principal on the loan. Generally, under the terms of the TALF Program payment of principal on eligible collateral must be used immediately to reduce the principal amount of the TALF loan in proportion to the haircut (for example, if the original haircut was 10%, 90% of any principal repaid must be immediately paid to the New York Fed).


          The risk of leverage to the Underlying Portfolio under the TALF Program is the same risk of leverage that applies to other types of borrowings the Underlying Portfolio may engage in (see "Effects of Borrowing and Use of Leverage" below for more details). Loans under the TALF Program would not be subject to the Underlying Portfolios' limitations on borrowings (which are generally limited to 33 1/3% of the Underlying Portfolio's total assets). However, the Underlying Portfolio will borrow under the TALF Program only if it maintains segregated liquid assets (in addition to any assets pledged as eligible collateral), marked-to-market daily, in an amount equal to the Underlying Portfolio's outstanding principal and interest under the TALF loan, treating the loans under the TALF Program similar to other financial instruments (such as reverse repurchase agreements) that obligate a fund to "cover:" its obligation to purchase or deliver cash or securities at a future time.


          Participations in the TALF Program and other loan programs sponsored by the United States of America (and any of its subdivisions, agencies, departments, commissions, boards, authorities, instrumentalities or bureaus) will not be considered purchasing securities on margin for purposes of the Underlying Portfolio's limits on margin.


          The New York Fed reserves the right to reject any request for a loan, in whole or in part, in its sole discretion, even if an Underlying Portfolio meets all requirements of the TALF Program. The Federal Reserve may also change the terms of the TALF Program at its discretion. While the current terms of the TALF Program state that amendments will only apply to future participations, there is no guarantee that retroactive changes to the TALF Program will not occur. The Underlying Portfolio cannot predict the form any such changes or modifications might take and, if the Underlying Portfolio participates in the TALF Program, such changes may adversely affect the value of the Underlying Portfolio's assets and the ability of the Underlying Portfolio to achieve its investment objectives. Any changes to the TALF Program may, among other things, further limit or expand the types of securities that may be purchased with the proceeds of a TALF Program loan.


          Participation in the TALF Program requires the Underlying Portfolio to contract with a primary dealer that will be authorized to act as agent for the Underlying Portfolio. A primary dealer may receive direct or indirect fees for its services. Any such fees incurred will be borne by the Underlying Portfolio. Under the terms of the TALF Program, any interest and principal payments from TALF eligible collateral will be directed first to a custodial account in the name of the primary dealer prior to remittance to the Underlying Portfolio. As a result, the Underlying Portfolio will be subject to the counterparty risk of the primary dealer. Any voting rights held in respect of TALF eligible collateral under a TALF Program loan currently are subject to the consent of the New York Fed, whose consent must be obtained via the primary dealer, which may delay the Underlying Portfolio's voting ability.


          Under certain circumstances, loans under the TALF Program may become recourse to the Underlying Portfolio, which may adversely affect the Underlying Portfolio's ability to achieve its investment objective. In connection with any borrowing by the Underlying Portfolio under the TALF Program, an Underlying Portfolio is required to represent, among other things, that at the time of borrowing the Underlying Portfolio is an eligible borrower and that the collateral is eligible collateral. A determination that the Underlying Portfolio is, at any time, not an eligible borrower (based on the criteria that is applicable at the time of borrowing), or a determination that certain representations made by the Underlying Portfolio under the TALF Program were untrue when made , will cause the loan to become full recourse to the Underlying Portfolio, and the Underlying Portfolio must then repay the loan or surrender the eligible collateral at a time when it may not be advantageous to do so, which may result in losses to the Underlying Portfolio. Additionally, the loan may become recourse to the Underlying Portfolio if certain persons acquire more than 25% of the Underlying Portfolio's outstanding securities or if the Underlying Portfolio fails to make certain timely filings under the TALF Program. If loans under the TALF Program become recourse against the Underlying Portfolio and the value of the eligible collateral pledged to the New York Fed does not at least equal the amount of principal and interest the Underlying Portfolio owes to the New York Fed under the loan, then the Underlying Portfolio will be required to pay the difference to the New York Fed. In order to make this payment, the Underlying Portfolio may be required to sell portfolio securities during adverse market conditions or at other times it would not otherwise choose to sell such securities. Finally, if the Underlying Portfolio were to surrender its eligible collateral under the terms of the TALF Program, it would lose the amount of the haircut.


          Under the terms of its agreement with the Underlying Portfolio, the primary dealer generally disclaims all liability for losses that may occur in connection with the TALF Program, the risk of which is borne by the Underlying Portfolio. Further, the Underlying Portfolio indemnifies for any losses that the primary dealer may incur under the terms of the TALF Program. The primary dealer may terminate its agreement with the Underlying Portfolio at any time. If the Underlying Portfolio is not able to find a replacement primary dealer within the requisite period of time, it may be required to either repay the loan, sell the eligible collateral, or surrender the eligible collateral at a time when it may not be advantageous to do so, which may result in losses to the Underlying Portfolio. Agreements with the primary dealer are subject to amendment by the primary dealer without the Underlying Portfolio's consent, in order to conform to any future amendments of the TALF Program by the Federal Reserve.


          Participation in TALF will not subject the Underlying Portfolio or the Manager to restrictions on executive compensation under the Treasury Department's Troubled Assets Relief Program.

The Real Estate Industry
------------------------

          Although AllianceBernstein Real Estate Investment Portfolio does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in this Underlying Portfolio is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to global and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Underlying Portfolio's investments are concentrated geographically, by property type or in certain other respects, the Underlying Portfolio may be subject to certain of the foregoing risks to a greater extent.

          In addition, if AllianceBernstein Real Estate Investment Portfolio receives rental income or income from the disposition of real property acquired as a result of a default on securities this Underlying Portfolio owns, the receipt of such income may adversely affect the Underlying Portfolio's ability to retain its tax status as a regulated investment company. Investments by the Underlying Portfolio in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

          REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

          REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

          Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than larger capitalization stocks.

          To the extent that the Underlying Portfolio invests in global REITs, the Underlying Portfolio will also be subject to non-U.S. issuer risk and currency risk.

          Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

          Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

          Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with Mortgage-Backed Securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, the Underlying Portfolio may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When the Underlying Portfolio reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

          Except as described below and except as otherwise specifically stated in the Prospectuses or this SAI, the investment policies of each Strategy set forth in the Prospectuses and this SAI are not fundamental and may be changed without shareholder approval.

Fundamental Investment Policies
-------------------------------

          The following investment restrictions may not be changed without approval by the vote of a majority of such Strategy's outstanding voting securities, which means the affirmative vote of the holders of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

          As a matter of fundamental policy, each Strategy may not:

          (a) concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;

          (b) issue any senior security (as that term is defined in the 1940
Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

          For the purposes of this restriction, collateral arrangements, including, for example, with respect to options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margin, are not deemed to be the issuance of a senior security;

          (c) make loans except through (i) the purchase of debt obligations in accordance with its investment objectives and policies; (ii) the lending of portfolio securities; (iii) the use of repurchase agreements; or (iv) the making of loans to affiliated funds as permitted under the 1940 Act, the rules and regulations thereunder (as such statutes, rule or regulations may be amended from time to time), or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act;

          (d) purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. This restriction does not prohibit a Strategy from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business;

          (e) purchase or sell commodities regulated by the Commodity Futures Trading Commission under the Commodity Exchange Act or commodities contracts except for futures contracts and options on futures contracts; or

          (f) act as an underwriter of securities, except that a Strategy may acquire restricted securities under circumstances in which, if such securities were sold, such Strategy might be deemed to be an underwriter for purposes of the Securities Act.

          As a fundamental policy, each Strategy is diversified (as that term is defined in the 1940 Act). This means that at least 75% of each Strategy's assets consist of:

          o    Cash or cash items;

          o    Government securities;

          o    Securities of other investment companies; and

          o Securities of any one issuer that represent not more than 10% of the outstanding voting securities of the issuer of the securities and not more than 5% of the total assets of a Strategy.

--------------------------------------------------------------------------------

                          MANAGEMENT OF THE STRATEGIES

--------------------------------------------------------------------------------

The Adviser
-----------

          The Adviser, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Strategies under the supervision of the Company's Board of Directors (see "Management of the Strategies" in the Prospectuses). The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended.


          The Adviser is a leading global investment management firm supervising client accounts with assets as of September 30, 2009, totaling approximately $498 billion. The Adviser provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. The Adviser is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, the Adviser is able to compete for virtually any portfolio assignment in any developed capital market in the world.


          As of September 30, 2009, AXA, a societe anonyme organized under the laws of France and the holding company for an international group of insurance and related financial services companies, through certain of its subsidiaries ("AXA and its subsidiaries") owned approximately 1.6% of the issued and outstanding assignments of beneficial ownership of limited partnership interests ("Holding Units") in AllianceBernstein Holding L.P., a Delaware limited partnership ("Holding"). Holding Units trade publicly on the New York Stock Exchange under the ticker symbol "AB".


          As of September 30, 2009, the ownership structure of the Adviser, expressed as a percentage of general and limited partnership interests, was as follows:


               AXA and its subsidiaries         63.5%
               Holding                          34.5
               Unaffiliated holders             2.0
                                             -----------
                                                100.0%
                                             ===========


          AllianceBernstein Corporation (an indirect wholly-owned subsidiary of AXA) is the general partner of both Holding and the Adviser. AllianceBernstein Corporation owns 100,000 general partnership units in Holding and a 1% general partnership interest in the Adviser. Including both the general partnership and limited partnership interests in Holding and the Adviser, AXA and its subsidiaries had an approximate 64.1% economic interest in the Adviser as of September 30, 2009.



          AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial, Inc. is a wholly-owned subsidiary of AXA. AXA Equitable Life Insurance Company is an indirect wholly-owned subsidiary of AXA Financial, Inc.

          Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to each Strategy's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Company. Such officers and employees, as well as certain Directors of the Company may be employees of the Adviser or its affiliates.

          The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by each Strategy, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of Strategies shares (other than the portion of the promotional expenses borne by each Strategy in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Strategies prospectuses and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).

          Each Strategy has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to each Strategy by the Adviser, each Strategy may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates and, in such event, the services will be provided to each Strategy at cost and the payments therefore must be specifically approved by the Strategy's Board of Directors.

          For the services rendered by the Adviser under the Advisory Agreement, each Strategy pays a fee of .55 of 1% of its average daily net assets if the percentage of its portfolio that consists of equity investments is equal to or less than 60%; pays a fee of .60 of 1% of its average daily net assets if the percentage of its portfolio that consists of equity investments is greater than 60% but less than 80%; and pays a fee of .65 of 1% of its average daily net assets if the percentage of its portfolio that consists of equity investments is equal to or greater than 80%. For purposes of determining the percent of the portfolio that consists of equity investments, 50% of the assets a Strategy invests in the AllianceBernstein Global Real Estate Investment Portfolio will be considered to be invested in equity investments. Based on this fee schedule, the fee to be paid by each Strategy is as follows:

     AllianceBernstein 2000 Retirement Strategy      .55%
     AllianceBernstein 2005 Retirement Strategy      .55%
     AllianceBernstein 2010 Retirement Strategy      .55%
     AllianceBernstein 2015 Retirement Strategy      .60%
     AllianceBernstein 2020 Retirement Strategy      .60%
     AllianceBernstein 2025 Retirement Strategy      .65%
     AllianceBernstein 2030 Retirement Strategy      .65%
     AllianceBernstein 2035 Retirement Strategy      .65%
     AllianceBernstein 2040 Retirement Strategy      .65%
     AllianceBernstein 2045 Retirement Strategy      .65%
     AllianceBernstein 2050 Retirement Strategy      .65%
     AllianceBernstein 2055 Retirement Strategy      .65%

          A Strategy's fee will be reduced by an annualized rate of .10 of 1% on the excess of the Strategy's average daily net assets in any month that its average daily net assets greater than $2.5 billion and less than $5 billion. In any month during which a Strategy's average daily net assets are in excess of $5 billion, its monthly fee shall be reduced by an annualized rate on the excess of ..15 of 1% of its average daily net assets that are greater than $5 billion.

          The Adviser has contractually agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not, on an annual basis, exceed the amount indicated for the class and Strategy listed below:

                    Strategy                                  Expense Caps
                    --------                                  ------------

      AllianceBernstein 2000 Retirement                 Class A         .86%
                                                        Class B        1.56%
                                                        Class C        1.56%
                                                        Advisor Class   .56%
                                                        Class R        1.06%
                                                        Class K         .81%
                                                        Class I         .56%

      AllianceBernstein 2005 Retirement                 Class A         .92%
                                                        Class B        1.62%
                                                        Class C        1.62%
                                                        Advisor Class   .62%
                                                        Class R        1.12%
                                                        Class K         .87%
                                                        Class I         .62%

      AllianceBernstein 2010 Retirement Strategy        Class A         .94%
                                                        Class B        1.64%
                                                        Class C        1.64%
                                                        Advisor Class   .64%
                                                        Class R        1.14%
                                                        Class K         .89%
                                                        Class I         .64%

      AllianceBernstein 2015 Retirement Strategy        Class A         .98%
                                                        Class B        1.68%
                                                        Class C        1.68%
                                                        Advisor Class   .68%
                                                        Class R        1.18%
                                                        Class K         .93%
                                                        Class I         .68%

      AllianceBernstein 2020 Retirement Strategy        Class A        1.02%
                                                        Class B        1.72%
                                                        Class C        1.72%
                                                        Advisor Class   .72%
                                                        Class R        1.22%
                                                        Class K         .97%
                                                        Class I         .72%

      AllianceBernstein 2025 Retirement Strategy        Class A        1.04%
                                                        Class B        1.74%
                                                        Class C        1.74%
                                                        Advisor Class   .74%
                                                        Class R        1.24%
                                                        Class K         .99%
                                                        Class I         .74%

      AllianceBernstein 2030 Retirement Strategy        Class A        1.06%
      AllianceBernstein 2035 Retirement Strategy        Class B        1.76%
      AllianceBernstein 2040 Retirement Strategy        Class C        1.76%
      AllianceBernstein 2045 Retirement Strategy        Advisor Class   .76%
      AllianceBernstein 2050 Retirement Strategy        Class R        1.26%
      AllianceBernstein 2055 Retirement Strategy        Class K        1.01%
                                                        Class I         .76%

          This contractual agreement automatically extends each year, unless the Adviser provides written notice 60 days prior to the Company's fiscal year end. The Adviser does not receive a fee for managing the Underlying Portfolios.

          During the fiscal year ended August 31, 2009, the Adviser received $0 in management fees from the AllianceBernstein 2000 Retirement Strategy (net of $119,575 which was waived by the Adviser due to the expense limitation agreement), $0 in management fees from the AllianceBernstein 2005 Retirement Strategy (net of $223,741 which was waived by the Adviser due to the expense limitation agreement), $300,507 in management fees from the AllianceBernstein 2010 Retirement Strategy (net of $589,034 which was waived by the Adviser due to the expense limitation agreement), $785,071 in management fees from the AllianceBernstein 2015 Retirement Strategy (net of $624,667 which was waived by the Adviser due to the expense limitation agreement), $1,069,115 in management fees from the AllianceBernstein 2020 Retirement Strategy (net of $619,089 which was waived by the Adviser due to the expense limitation agreement), $815,979 in management fees from the AllianceBernstein 2025 Retirement Strategy (net of $665,132 which was waived by the Adviser due to the expense limitation agreement), $665,594 in management fees from the AllianceBernstein 2030 Retirement Strategy (net of $596,960 which was waived by the Adviser due to the expense limitation agreement), $334,664 in management fees from the AllianceBernstein 2035 Retirement Strategy (net of $511,106 which was waived by the Adviser due to the expense limitation agreement), $209,802 in management fees from the AllianceBernstein 2040 Retirement Strategy (net of $497,591 which was waived by the Adviser due to the expense limitation agreement), $40,431 in management fees from the AllianceBernstein 2045 Retirement Strategy (net of $377,621 which was waived by the Adviser due to the expense limitation agreement), $0 in management fees from the AllianceBernstein 2050 Retirement Strategy (net of $37,456 which was waived by the Adviser due to the expense limitation agreement), and $0 in management fees from the AllianceBernstein 2055 Retirement Strategy (net of $10,021 which was waived by the Adviser due to the expense limitation agreement).

          During the fiscal year ended August 31, 2008, the Adviser received $0 in management fees from the AllianceBernstein 2000 Retirement Strategy (net of $99,378 which was waived by the Adviser due to the expense limitation agreement), $0 in management fees from the AllianceBernstein 2005 Retirement Strategy (net of $200,510 which was waived by the Adviser due to the expense limitation agreement), $540,057 in management fees from the AllianceBernstein 2010 Retirement Strategy (net of $426,015 which was waived by the Adviser due to the expense limitation agreement), $939,812 in management fees from the AllianceBernstein 2015 Retirement Strategy (net of $450,368 which was waived by the Adviser due to the expense limitation agreement), $1,243,874 in management fees from the AllianceBernstein 2020 Retirement Strategy (net of $418,333 which was waived by the Adviser due to the expense limitation agreement), $1,033,522 in management fees from the AllianceBernstein 2025 Retirement Strategy (net of $455,411 which was waived by the Adviser due to the expense limitation agreement), $750,649 in management fees from the AllianceBernstein 2030 Retirement Strategy (net of $391,226 which was waived by the Adviser due to the expense limitation agreement), $402,983 in management fees from the AllianceBernstein 2035 Retirement Strategy (net of $352,036 which was waived by the Adviser due to the expense limitation agreement), $220,188 in management fees from the AllianceBernstein 2040 Retirement Strategy (net of $334,523 which was waived by the Adviser due to the expense limitation agreement), $18,115 in management fees from the AllianceBernstein 2045 Retirement Strategy (net of $316,489 which was waived by the Adviser due to the expense limitation agreement), $0 in management fees from the AllianceBernstein 2050 Retirement Strategy (net of $6,698 which was waived by the Adviser due to the expense limitation agreement), and $0 in management fees from the AllianceBernstein 2055 Retirement Strategy (net of $2,551 which was waived by the Adviser due to the expense limitation agreement).

          During the fiscal year ended August 31, 2007, the Adviser received $0 in management fees from the AllianceBernstein 2000 Retirement Strategy (net of $30,106 which was waived by the Adviser due to the expense limitation agreement), $0 in management fees from the AllianceBernstein 2005 Retirement Strategy (net of $79,047 which was waived by the Adviser due to the expense limitation agreement), $7,812 in management fees from the AllianceBernstein 2010 Retirement Strategy (net of $275,469 which was waived by the Adviser due to the expense limitation agreement), $177,762 in management fees from the AllianceBernstein 2015 Retirement Strategy (net of $279,054 which was waived by the Adviser due to the expense limitation agreement), $275,587 in management fees from the AllianceBernstein 2020 Retirement Strategy (net of $278,522 which was waived by the Adviser due to the expense limitation agreement), $279,890 in management fees from the AllianceBernstein 2025 Retirement Strategy (net of $263,330 which was waived by the Adviser due to the expense limitation agreement), $56,251 in management fees from the AllianceBernstein 2030 Retirement Strategy (net of $267,442 which was waived by the Adviser due to the expense limitation agreement), $0 in management fees from the AllianceBernstein 2035 Retirement Strategy (net of $238,814 which was waived by the Adviser due to the expense limitation agreement), $0 in management fees from the AllianceBernstein 2040 Retirement Strategy (net of $119,232 which was waived by the Adviser due to the expense limitation agreement), $0 in management fees from the AllianceBernstein 2045 Retirement Strategy (net of $111,343 which was waived by the Adviser due to the expense limitation agreement), $0 in management fees from the AllianceBernstein 2050 Retirement Strategy (net of $75 which was waived by the Adviser due to the expense limitation agreement), and $0 in management fees from the AllianceBernstein 2055 Retirement Strategy (net of $76 which was waived by the Adviser due to the expense limitation agreement).


          The Advisory Agreement became effective on July 10, 2002. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Company's Directors (including the Directors who are not parties to the Advisory Agreement or "interested persons," as defined in the 1940 Act, of any such party) at a meeting called for the purpose and held on July 9, 2002. The Advisory Agreement was amended as of July 6, 2005 to provide for the addition of the Strategies. The amendment to the Advisory Agreement was approved by the unanimous vote, cast in person, of the disinterested Directors called for that purpose and held on June 15, 2005. The Advisory Agreement was amended as of June 4, 2007 to provide for the addition of the AllianceBernstein 2050 Retirement Strategy and the AllianceBernstein 2055 Retirement Strategy. The amendment to the Advisory Agreement was approved by the unanimous vote, cast in person, of the disinterested Directors called for that purpose and held on May 3, 2007.


          The Advisory Agreement continues in effect with respect to each Strategy so long as such continuance is specifically approved at least annually by the Fund's Directors or by a majority vote of the holders of the outstanding voting securities of each Strategy and, in either case, by a majority of the Directors who are not parties to the Advisory Agreement, or "interested persons," as defined in the 1940 Act, of any such party, at a meeting in person called for the purpose of voting on such matter. Most recently, continuance of the Advisory Agreement for an additional annual term was approved by vote, cast in person, by the Board of Directors, including a majority of the Directors who are not "interested persons" as defined in the 1940 Act, at their meetings held on August 4-6, 2009.

          Any amendment to the Advisory Agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Strategy and by vote of a majority of the Directors who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty by the Adviser, by vote of the Directors, or by vote of a majority of the outstanding voting securities of the relevant Strategy upon 60 days' written notice, and it terminates automatically in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder. The Adviser controls the word "Alliance" in the names of the Company and each Strategy, and if the Adviser should cease to be the investment manager of any Strategy, the Company and such Strategy may be required to change their names to delete the word "Alliance" from their names.

          The Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

          Certain other clients of the Adviser may have investment objectives and policies similar to those of the Strategies. The Adviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with a purchase or sale thereof by one or more Strategies. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Strategies. When two or more of the Adviser's clients (including a Strategy) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.

          The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: AllianceBernstein Balanced Shares, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Cap Fund, Inc., AllianceBernstein Corporate Shares, AllianceBernstein Diversified Yield Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Fixed-Income Shares, Inc., AllianceBernstein Focused Growth & Income Fund, Inc., AllianceBernstein Global Bond Fund, Inc., AllianceBernstein Global Real Estate Investment Fund, Inc., AllianceBernstein Global Growth Fund, Inc., AllianceBernstein Global Thematic Growth Fund, Inc., AllianceBernstein Greater China `97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Income Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein International Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, Inc., AllianceBernstein Small/Mid Cap Growth Fund, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., Sanford C. Bernstein Fund, Inc., Sanford C. Bernstein Fund II, Inc., The AllianceBernstein Pooling Portfolios, and The AllianceBernstein Portfolios, all registered open-end investment companies; and to AllianceBernstein Global High Income Fund, Inc., AllianceBernstein Income Fund, Inc., AllianceBernstein National Municipal Income Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Additional Information About the Strategies' Portfolio Managers
---------------------------------------------------------------

          The management of and investment decisions for each of the Strategies' portfolios are made by the Blend Investment Policy Team. The five investment professionals(1) with the most significant responsibility for the day-to-day management of the Strategies' portfolios are Messrs. Thomas J. Fontaine, Dokyoung Lee, Seth J. Masters, Christopher H. Nikolich and Patrick J. Rudden. For additional information about the portfolio management of the Strategies, see "Management of the Strategies - Portfolio Managers" in the Prospectuses. As of the date of this SAI, none of the Strategies' portfolio managers owned directly or beneficially any equity securities of the Strategies.

----------
(1) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

          As of August 31, 2009, Messrs. Thomas J. Fontaine, Dokyoung Lee, Seth
J. Masters, Christopher H. Nikolich and Patrick J. Rudden did not directly or beneficially own any equity securities of the Strategies.


          As of August 31, 2009, employees of the Adviser had approximately $367,110,783 invested in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.


          The following tables provide information regarding registered investment companies other than the Strategies, other pooled investment vehicles and other accounts over which the Strategies' portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2009.(2)

--------------------------------------------------------------------------------

           REGISTERED INVESTMENT COMPANIES (excluding the Strategies)

--------------------------------------------------------------------------------

                                                                   Total
                                                                   Assets of
                                       Total         Number of     Registered
                          Total        Assets of     Registered    Investment
                          Number of    Registered    Investment    Companies
                          Registered   Investment    Companies     Managed with
                          Investment   Companies     Managed with  Performance-
                          Companies    Managed       Performance-  based Fees
Portfolio Manager         Managed      (in millions) based Fees    (in millions)
--------------------------------------------------------------------------------
Thomas J. Fontaine           80       $26,048         None           None
--------------------------------------------------------------------------------
Dokyoung Lee                 78       $25,346         None           None
--------------------------------------------------------------------------------
Seth J. Masters              80       $26,048         None           None
--------------------------------------------------------------------------------
Christopher H. Nikolich      80       $26,048         None           None
--------------------------------------------------------------------------------
Patrick J. Rudden            62       $17,480         None           None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          POOLED INVESTMENT VEHICLES

--------------------------------------------------------------------------------

                                                                   Total
                                                                   Assets of
                          Total        Total         Number of     Pooled
                          Number of    Assets of     Pooled        Investment
                          Other        Other Pooled  Investment    Vehicles
                          Pooled       Investment    Vehicles      Managed with
                          Investment   Vehicles      Managed with  Performance-
                          Vehicles     Managed       Performance-  based Fees
Portfolio Manager         Managed      (in millions) based Fees    (in millions)
--------------------------------------------------------------------------------
Thomas J. Fontaine        434          $15,844         15           $583
--------------------------------------------------------------------------------
Dokyoung Lee              430          $15,779         15           $583
--------------------------------------------------------------------------------
Seth J. Masters           434          $15,844         15           $583
--------------------------------------------------------------------------------
Christopher H. Nikolich   435          $15,992         15           $583
--------------------------------------------------------------------------------
Patrick J. Rudden         395          $15,021         15           $583
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                OTHER ACCOUNTS

--------------------------------------------------------------------------------

                                                                   Total
                                                                   Assets of
                                       Total         Number of     Other
                          Total        Assets of     Other         Accounts
                          Number of    Other         Accounts      with
                          Other        Accounts      Managed with  Performance-
                          Accounts     Managed       Performance-  based Fees
Portfolio Manager         Managed      (in millions) based Fees    (in millions)
--------------------------------------------------------------------------------
Thomas J. Fontaine        226         $38,390          25          $4,045
--------------------------------------------------------------------------------
Dokyoung Lee              210         $37,078          25          $4,045
--------------------------------------------------------------------------------
Seth J. Masters           226         $38,390          25          $4,045
--------------------------------------------------------------------------------
Christopher H. Nikolich   264         $46,093          25          $4,045
--------------------------------------------------------------------------------
Patrick J. Rudden         208         $36,175          23          $3,770
--------------------------------------------------------------------------------

Investment Professional Conflict of Interest Disclosure
-------------------------------------------------------

          As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

          Employee Personal Trading. The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. The Adviser's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading.

          Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

          Allocating Investment Opportunities. The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

          The Adviser's procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

          To address these conflicts of interest, the Adviser's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
------------------------------

          The Adviser's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals' annual compensation is comprised of the following:

          (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

          (ii) Discretionary incentive compensation in the form of an annual cash bonus: The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser's leadership criteria.

          (iii) Discretionary incentive compensation in the form of awards under the Adviser's Partners Compensation Plan ("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which, prior to 2009, there were various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Prior to 2009, investment options under the deferred awards plan included many of the same AllianceBernstein Mutual Funds offered to mutual fund investors. In 2009, the Adviser expects that all deferred awards will be in the form of the Adviser's publicly traded equity securities.(2)

----------
(2) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of the Adviser's Master Limited Partnership Units.

          (iv) Contributions under the Adviser's Profit Sharing/401(k) Plan: The contributions are based on the Adviser's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Adviser.

          (v) Compensation under the Adviser's Special Option Program: Under this program, certain investment professionals may be permitted to allocate a portion of their deferred awards to options to buy the Adviser's publicly traded equity securities, and to receive a two-for-one match of such allocated amount. The determination of who may be eligible to participate in the Special Option Program is made at the sole discretion of the Adviser.

Board of Directors Information
------------------------------

          The business and affairs of each Strategy are managed under the direction of the Board of Directors. Certain information concerning each Strategy's Directors is set forth below.

                                                         PORTFOLIOS IN   OTHER
NAME,                                                    FUND COMPLEX    DIRECTORSHIPS
ADDRESS* and AGE            PRINCIPAL OCCUPATION(S)      OVERSEEN BY     HELD
(Year Elected**)            DURING PAST 5 YEARS          DIRECTOR        BY DIRECTOR
----------------            -----------------------      --------        -----------

DISINTERESTED DIRECTORS

Chairman of the Board

William H. Foulk, Jr., +,   Investment Adviser and           86          None
77                          an Independent
(2002)                      Consultant.  Previously,
                            he was Senior Manager of
                            Barrett Associates,
                            Inc., a registered
                            investment adviser, with
                            which he had been
                            associated since prior
                            to 2004.  He was
                            formerly Deputy
                            Comptroller and Chief
                            Investment Officer of
                            the State of New York
                            and, prior thereto,
                            Chief Investment Officer
                            of the New York Bank for
                            Savings.

John H. Dobkin, #           Consultant.  Formerly,           84          None
67                          President of Save
(2002)                      Venice, Inc.
                            (preservation
                            organization) from 2001 -
                            2002, Senior Advisor from
                            June 1999 - June 2000 and
                            President of Historic
                            Hudson Valley (historic
                            preservation) from
                            December 1989 - May 1999.
                            Previously, Director of
                            the National Academy of
                            Design.

Michael J. Downey, #        Private Investor since           84          Asia Pacific
65                          January 2004.  Formerly,                     Fund, Inc. and
(2005)                      managing partner of                          The Merger Fund
                            Lexington Capital, LLC                       and Prospect
                            (investment advisory                         Acquisition
                            firm) from December 1997                     Corp. (financial
                            until December 2003.                         services)
                            From 1987 until 1993,
                            Chairman and CEO of
                            Prudential Mutual Fund
                            Management.

D. James Guzy, #            Chairman of the Board of         84          Cirrus Logic
73                          PLX Technology                               Corporation
(2005)                      (semi-conductors) and of                     (semi-conductors)
                            SRC Computers Inc., with
                            which he has been
                            associated since prior
                            to 2004.  He was
                            formerly a Director of
                            the Intel Corporation
                            (semi-conductors) until
                            May 2008.

Nancy P. Jacklin, #         Professorial Lecturer at         84          None
61                          the Johns Hopkins School
(2006)                      of Advanced
                            International Studies in
                            the 2009-2010 academic
                            year. Formerly, U.S.
                            Executive Director of the
                            International Monetary
                            Fund (December 2002-May
                            2006); Partner, Clifford
                            Chance (1992-2002); Sector
                            Counsel, International
                            Banking and Finance, and
                            Associate General Counsel,
                            Citicorp (1985-1992);
                            Assistant General Counsel
                            (International), Federal
                            Reserve Board of Governors
                            (1982-1985); and Attorney
                            Advisor, U.S. Department
                            of the Treasury
                            (1973-1982). Member of the
                            Bar of the District of
                            Columbia and New York; and
                            member of the Council on
                            Foreign Relations .

Garry L. Moody, #           Formerly, Partner,               83          None
57                          Deloitte & Touche LLP,
(2008)                      Vice Chairman, and U.S.
                            and Global Managing
                            Partner, Investment
                            Management Services
                            Group 1995-2008.

Marshall C. Turner, Jr.,    Interim CEO of MEMC              84          Xilinx, Inc.
#                           Electronic Materials,                        (programmable
68                          Inc. (semi-conductor and                     logic
(2005)                      solar cell substrates)                       semi-conductors)
                            from November 2008 until                     and MEMC
                            March 2, 2009.  He was                       Electronic
                            Chairman and CEO of                          Materials, Inc.
                            Dupont Photomasks, Inc.
                            (components of
                            semi-conductor
                            manufacturing), 2003-2005,
                            and President and CEO,
                            2005-2006, after the
                            company was renamed Toppan
                            Photomasks, Inc.

Earl D. Weiner, #           Of Counsel, and Partner          84          None
70                          prior to January 2007,
(2007)                      of the law firm Sullivan
                            & Cromwell LLP and member
                            of ABA Federal Regulation
                            of Securities Committee
                            Task Force on Fund
                            Director's Guidebook.


----------

* The address for each of the Strategies' disinterested Directors is c/o AllianceBernstein L.P., Attn: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.
**   There is no stated term of office for the Fund's Directors.
+    Member of the Fair Value Pricing Committee.
# Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

          The Strategies' Board of Directors has four standing committees of the Board - an Audit Committee, a Governance and Nominating Committee a Fair Value Pricing Committee and an Independent Directors Committee. Each committee serves all fourteen portfolios of the Company. The members of the Audit, Governance and Nominating, Fair Value Pricing and Independent Directors Committees are identified above.

          The function of the Audit Committee is to assist the Board of Directors in its oversight of the Strategies' financial reporting process. The Audit Committee met twice during the Strategies' most recently completed fiscal year.

          The function of the Governance and Nominating Committee includes the nomination of persons to fill any vacancies or newly created positions on the Board of Directors. The Governance and Nominating Committee met five times during the Strategies' most recently completed fiscal year.

          The Governance and Nominating Committee has a charter and, pursuant to the charter, the Governance and Nominating Committee will consider candidates for nomination as a director submitted by a shareholder or group of shareholders who have beneficially owned at least 5% of the Strategies' common stock or shares of beneficial interest for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Strategies not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Strategies did not hold an annual meeting of shareholders in the previous year, the submission must be delivered or mailed and received within a reasonable amount of time before the Strategies begin to print and mail their proxy materials. Public notice of such upcoming annual meeting of shareholders may be given in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Board to be reasonably calculated to inform shareholders.

          Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of the Strategies owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Strategies (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Strategies to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background;
(ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected;
(iv) the shareholder's consent to be named as such by the Strategies; (v) the class or series and number of all shares of the Strategies owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Strategies' record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

          The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

          The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Strategies, the candidate's ability to qualify as a disinterested Director and such other criteria as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

          The function of the Fair Value Pricing Committee is to consider, in advance if possible, any fair valuation decision of the Adviser's Valuation Committee relating to a security held by the Strategies made under unique or highly unusual circumstances not previously addressed by the Valuation Committee that would result in a change in a Strategy's NAV by more than $0.01 per share. The Fair Value Pricing Committee did not meet during the Strategies' most recently completed fiscal year.

          The function of the Independent Directors Committee is to consider and take action on matters that the Board or Committee believes should be addressed in executive session of the disinterested Directors, such as review and approval of the Advisory and Distribution Services Agreements. The Independent Directors Committee met six times during the Strategies' most recently completed fiscal year.

          The dollar range of the Strategies' securities owned by each Director and the aggregate dollar range of securities owned in all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") owned by each Director are set forth below.

                                                       AGGREGATE DOLLAR RANGE
                                DOLLAR RANGE OF        OF EQUITY SECURITIES IN
                                EQUITY SECURITIES IN   THE ALLIANCEBERNSTEIN
                                THE STRATEGIES AS OF   FUND COMPLEX AS OF
                                DECEMBER 31, 2008      DECEMBER 31, 2008
                                --------------------   -----------------------

John H. Dobkin                           None                 Over $100,000
Michael J. Downey                        None                 Over $100,000
William H. Foulk, Jr.                    None                 Over $100,000
D. James Guzy                            None                $10,001-$50,000
Nancy P. Jacklin                   $50,001-$100,000           Over $100,000
Garry L. Moody                           None                 Over $100,000
Marshall C. Turner, Jr.                  None                 Over $100,000
Earl D. Weiner                      Over $100,000             Over $100,000


Officer Information
-------------------

Certain information concerning the Company's officers is set forth below.

                           POSITION(S)             PRINCIPAL OCCUPATION
NAME, ADDRESS* AND AGE     HELD WITH FUND          DURING PAST 5 YEARS
----------------------     --------------          -------------------

Robert M. Keith,           President and Chief     Executive Vice President of
49                         Executive Officer       the Adviser** since July
                                                   2008; Director of
                                                   AllianceBernstein
                                                   Investments, Inc. ("ABI")**
                                                   and the head of ABI since
                                                   July 2008. Prior to joining
                                                   ABI in 2006, Executive
                                                   Managing Director of
                                                   Bernstein Global Wealth
                                                   Management, and prior
                                                   thereto, Senior Managing
                                                   Director and Global Head of
                                                   Client Service and Sales of
                                                   the Adviser's institutional
                                                   investment management
                                                   business since 2004. Prior
                                                   thereto, Managing Director
                                                   and Head of North America
                                                   Client Service and Sales in
                                                   the Adviser's institutional
                                                   investment management
                                                   business, with which he had
                                                   been associated since prior
                                                   to 2004.

Philip L. Kirstein,        Senior Vice President   Senior Vice President and
64                         and Independent         Independent Compliance
                           Compliance Officer      Officer of the
                                                   AllianceBernstein Funds, with
                                                   which he has been associated
                                                   since October 2004. Prior
                                                   thereto, he was Of Counsel to
                                                   Kirkpatrick & Lockhart, LLP
                                                   from October 2003 to October
                                                   2004.

Seth J. Masters,           Senior Vice President   Executive Vice President of
50                                                 the Adviser,** with which he
                                                   has been associated since
                                                   prior to 2004.

Thomas J. Fontaine,        Vice President          Senior Vice President of the
44                                                 Adviser,** with which he has
                                                   been associated since prior
                                                   to 2004.

Dokyoung Lee,              Vice President          Senior Vice President of the
44                                                 Adviser,** with which he has
                                                   been associated since prior
                                                   to 2004.

Christopher H. Nikolich,   Vice President          Senior Vice President of the
40                                                 Adviser,** with which he has
                                                   been associated since prior
                                                   to 2004.

Patrick J. Rudden,         Vice President         Senior Vice President of the
46                                                Adviser,** with which he has
                                                  been associated since prior
                                                  to 2004.

Emilie D. Wrapp,           Secretary               Senior Vice President,
54                                                 Assistant General Counsel and
                                                   Assistant Secretary of ABI,**
                                                   with which she has been
                                                   associated since prior to
                                                   2004.

Joseph J. Mantineo,        Treasurer and Chief     Senior Vice President of
50                         Financial Officer       ABIS,** with which he has
                                                   been associated since prior
                                                   to 2004.

Phyllis J. Clarke,         Controller              Vice President of ABIS,**
48                                                 with which she has been
                                                   associated since prior to
                                                   2004.

----------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
**   The Adviser, ABI and ABIS are affiliates of the Company.


          The Strategies do not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Strategies. The aggregate compensation to be paid by the Strategies to each of the Directors for the fiscal year ended August 31, 2009, the aggregate compensation paid to each Director during calendar year 2008 by the AllianceBernstein Fund Complex, and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. None of the Strategies nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                               Total Number of          Total Number of
                                                               Investment               Investment
                                           Total               Companies in the         Portfolios within the
                                           Compensation        AllianceBernstein        AllianceBernstein
                                           From the            Fund Complex,            Fund Complex
                           Aggregate       AllianceBernstein   Including the            Including the Strategies
                           Compensation    Fund Complex,       Strategies as to which   as to which the
                           from the        Including           the Director is a        Director is a Director
Name of Director           Strategies      the Strategies      Director or Trustee      or Trustee
----------------           ----------      --------------      -------------------      ----------

John H. Dobkin                 $5,520         $245,470              32                    84
Michael J. Downey              $5,520         $243,300              32                    84
William H. Foulk, Jr.         $10,395         $486,700              34                    86
D. James Guzy                  $5,520         $243,300              32                    84
Nancy P. Jacklin               $5,520         $244,500              32                    84
Garry L. Moody                 $6,309         $269,230              31                    83
Marshall C. Turner, Jr.        $5,520         $243,300              32                    84
Earl D. Weiner                 $5,937         $261,300              32                    84


          As of December 5, 2009, the Directors and officers of each Strategy as a group owned less than 1% of the shares of each Strategy.

--------------------------------------------------------------------------------

                           EXPENSES OF THE STRATEGIES

--------------------------------------------------------------------------------

          In addition to the payments to the Adviser under the Investment Advisory Agreement described above, the Strategies pay certain other costs including (a) brokerage and commission expenses, (b) federal, state and local taxes, including issue and transfer taxes incurred by or levied on a Strategy,
(c) interest charges on borrowing, (d) fees and expenses of registering the shares of the Strategies under the appropriate federal securities laws and of qualifying shares of the Strategies under applicable state securities laws including expenses attendant upon renewing and increasing such registrations and qualifications, (e) expenses of printing and distributing the Strategies' prospectuses and other reports to shareholders, (f) costs of proxy solicitations, (g) transfer agency fees described below, (h) charges and expenses of the Strategies' custodian, (i) compensation of the Strategies' officers, Directors and employees who do not devote any part of their time to the affairs of the Adviser or its affiliates, (j) costs of stationery and supplies, and (k) such promotional expenses as may be contemplated by the Distribution Services Agreement described below.

Distribution Services Agreement
-------------------------------

          The Fund has entered into a Distribution Services Agreement (the "Agreement") with ABI, the Strategies' principal underwriter, to permit ABI to distribute each Strategy's shares and to permit each Strategy to pay distribution services fees to defray expenses associated with the distribution of its Class A, Class B, Class C, Class R and Class K shares in accordance with a plan of distribution that is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan").

          Distribution services fees are accrued daily and paid monthly and are charged as expenses of each Strategy as accrued. The distribution services fees attributable to the Class B, Class C, Class R and Class K shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit the Principal Underwriter to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge ("CDSC") and distribution services fees on the Class B shares and Class C shares and the distribution services fee on Class R shares and Class K shares are the same as those of the initial sales charge and distribution services fees with respect to the Class A shares in that in each case the sales charge and/or distribution services fee provide for the financing of the distribution of the relevant class of each Strategy's shares.

          With respect to Class A shares of each Strategy, distribution expenses accrued by ABI in one fiscal year may not be paid from distribution services fees received from each Strategy in subsequent fiscal years. ABI's compensation with respect to Class B, Class C, Class R and Class K shares under the Rule 12b-1 Plan is directly tied to the expenses incurred by ABI. Actual distribution expenses for Class B, Class C, Class R and Class K shares for any given year, however, will probably exceed the distribution services fee payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares, payments received from CDSCs. The excess will be carried forward by ABI and reimbursed from distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares, payments subsequently received through CDSCs, so long as the Rule 12b-1 Plan is in effect.

          The Rule 12b-1 Plan is in compliance with rules of the Financial Industry Regulatory Authority ("FINRA"), which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

          In approving the Rule 12b-1 Plan, the Directors determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit each Strategy and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

          The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to ABI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

          The Agreement continues in effect so long as such continuance is specifically approved at least annually by the Directors or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors who are not parties to the Agreement or "interested persons," as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. Most recently, continuance of the Agreement was approved for an additional annual term by a vote, cast in person, of the Directors, including a majority of the Directors who are not "interested persons," as defined in the 1940 Act, at their meetings held August 4-6, 2009.

          In the event that the Rule 12b-1 Plan is terminated by either party or not continued with respect to the Class A shares, Class B, Class C, Class R or Class K shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by a Strategy to ABI with respect to that class, and (ii) a Strategy would not be obligated to pay ABI for any amounts expended under the Agreement not previously recovered by ABI from distribution services fees in respect of shares of such class or through deferred sales charges.

          For services rendered by ABI in connection with the distribution of Class A shares pursuant to the Plan applicable to such shares, ABI received $16,674, $62,569, $175,163, $240,558, $286,803, $260,592, $207,471, $146,284,
$135,320, $85,344, $5,581, and $1,518 with respect to the Class A shares of the AllianceBernstein 2000 Retirement Strategy, the AllianceBernstein 2005 Retirement Strategy, the AllianceBernstein 2010 Retirement Strategy, the AllianceBernstein 2015 Retirement Strategy, the AllianceBernstein 2020 Retirement Strategy, the AllianceBernstein 2025 Retirement Strategy, the AllianceBernstein 2030 Retirement Strategy, the AllianceBernstein 2035 Retirement Strategy, the AllianceBernstein 2040 Retirement Strategy, the AllianceBernstein 2045 Retirement Strategy, the AllianceBernstein 2050 Retirement Strategy, and the AllianceBernstein 2055 Retirement Strategy, respectively, during the fiscal year ended August 31, 2009.


          For services rendered by ABI in connection with the distribution of Class B shares pursuant to the Plan applicable to such shares, ABI received $1,054, $4,821, $8,843, $23,624, $23,355, $12,643, $12,696, $8,903, $8,002,
$2,590, $250, and $130 with respect to the Class B shares of the AllianceBernstein 2000 Retirement Strategy, the AllianceBernstein 2005 Retirement Strategy, the AllianceBernstein 2010 Retirement Strategy, the AllianceBernstein 2015 Retirement Strategy, the AllianceBernstein 2020 Retirement Strategy, the AllianceBernstein 2025 Retirement Strategy, the AllianceBernstein 2030 Retirement Strategy, the AllianceBernstein 2035 Retirement Strategy, the AllianceBernstein 2040 Retirement Strategy, the AllianceBernstein 2045 Retirement Strategy, the AllianceBernstein 2050 Retirement Strategy, and the AllianceBernstein 2055 Retirement Strategy, respectively, during the fiscal year ended August 31, 2009.


          For services rendered by ABI in connection with the distribution of Class C shares pursuant to the Plan applicable to such shares, ABI received $9,271, $8,566, $17,099, $24,106, $33,244, $23,848, $30,598, $15,981, $15,830,
$10,318, $717, and $335 with respect to the Class C shares of the AllianceBernstein 2000 Retirement Strategy, the AllianceBernstein 2005 Retirement Strategy, the AllianceBernstein 2010 Retirement Strategy, the AllianceBernstein 2015 Retirement Strategy, the AllianceBernstein 2020 Retirement Strategy, the AllianceBernstein 2025 Retirement Strategy, the AllianceBernstein 2030 Retirement Strategy, the AllianceBernstein 2035 Retirement Strategy, the AllianceBernstein 2040 Retirement Strategy, the AllianceBernstein 2045 Retirement Strategy, the AllianceBernstein 2050 Retirement Strategy and the AllianceBernstein 2055 Retirement Strategy, respectively, during the fiscal year ended August 31, 2009.


          For services rendered by ABI in connection with the distribution of Class R shares pursuant to the Plan applicable to such shares, ABI received $4,110, $14,646, $55,801, $114,782, $144,002, $118,265, $123,640, $78,078,
$74,208, $43,602, $3,674, and $769 with respect to the Class R shares of the AllianceBernstein 2000 Retirement Strategy, the AllianceBernstein 2005 Retirement Strategy, the AllianceBernstein 2010 Retirement Strategy, the AllianceBernstein 2015 Retirement Strategy, the AllianceBernstein 2020 Retirement Strategy, the AllianceBernstein 2025 Retirement Strategy, the AllianceBernstein 2030 Retirement Strategy, the AllianceBernstein 2035 Retirement Strategy, the AllianceBernstein 2040 Retirement Strategy, the AllianceBernstein 2045 Retirement Strategy, the AllianceBernstein 2050 Retirement Strategy and the AllianceBernstein 2055 Retirement Strategy, respectively, during the fiscal year ended August 31, 2009.


          For services rendered by ABI in connection with the distribution of Class K shares pursuant to the Plan applicable to such shares, ABI received $30,946, $34,095, $132,602, $209,101, $293,127, $221,358, $193,061, $124,252,
$86,910, $45,828, $5,172, and $1,529 with respect to the Class K shares of the AllianceBernstein 2000 Retirement Strategy, the AllianceBernstein 2005 Retirement Strategy, the AllianceBernstein 2010 Retirement Strategy, the AllianceBernstein 2015 Retirement Strategy, the AllianceBernstein 2020 Retirement Strategy, the AllianceBernstein 2025 Retirement Strategy, the AllianceBernstein 2030 Retirement Strategy, the AllianceBernstein 2035 Retirement Strategy, the AllianceBernstein 2040 Retirement Strategy, the AllianceBernstein 2045 Retirement Strategy, the AllianceBernstein 2050 Retirement Strategy and the AllianceBernstein 2055 Retirement Strategy, respectively, during the fiscal year ended August 31, 2009.

          The Strategies have not adopted any Plan with respect to Class I or Advisor Class shares.

          ABI has informed the Strategies that expenses incurred by it and costs allocated to it in connection with activities primarily intended to result in the sale of Class A, Class B, Class C, Class R, Advisor Class, Class K and Class I shares were as follows for the fiscal year ended August 31, 2009.


                             Amount of Expense and Allocated Cost
                           For the Fiscal Year Ended August 31, 2009
Category of Expense             Class A      Class B      Class C      Class R        Advisor
                                 Shares       Shares       Shares       Shares   Class Shares
---------------------------------------------------------------------------------------------
Advertising/Marketing              $571           $0          $25         $225            $68
Printing and Mailing of              $0           $0           $0           $0             $0
Prospectuses and
Semi-Annual and Annual
Reports to Other than
Current Shareholders

Compensation to                $500,632       $1,798      $18,145     $158,893        $47,442
Underwriters

Compensation to Dealers              $0           $0           $0      $17,832         $1,274

Compensation to Sales        $2,862,650      $76,466     $208,854     $955,060        $55,319
Personnel

Interest, Carrying or                $0           $0           $0           $0             $0
Other Financing Charges

Other (includes personnel      $809,125       $3,177      $27,558     $252,075        $75,853
costs of those home office
employees involved in the
distribution effort,
travel-related expenses
incurred by the marketing
personnel, conducting
seminars and printing
sales literature)

Total                        $4,172,978      $81,441     $254,582   $1,384,085       $179,956


                      Amount of Expense and Allocated Cost
                    For the Fiscal Year Ended August 31, 2009

                                                          Class K        Class I
Category of Expense                                        Shares         Shares
--------------------------------------------------------------------------------
Advertising/Marketing                                        $381           $143

Printing and Mailing of Prospectuses and                       $0             $0
Semi-Annual and Annual Reports to Other
than Current Shareholders

Compensation to Underwriters                             $361,224        $79,865

Compensation to Dealers                                   $84,937         $4,206

Compensation to Sales Personnel                        $1,491,266        $90,305

Interest, Carrying or Other Financing Charges                  $0             $0

Other (includes personnel costs of those home            $571,439       $122,057
office employees involved in the distribution effort, travel-related expenses incurred by the marketing personnel, conducting seminars and printing sales literature)

Total                                                  $2,509,247       $296,576

Transfer Agency Agreement
-------------------------

          ABIS, an indirect wholly-owned subsidiary of the Adviser located at 8000 IH 10 W, 4th Floor, San Antonio, Texas 78230, receives a transfer agency fee per account holder of each of the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of each Strategy, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B and Class C shares is higher than the transfer agency fee with respect to the Class A, Class R, Class K and Class I and Advisor Class shares, reflecting the additional costs associated with the Class B and Class C CDSCs. For the fiscal year or period ended August 31, 2009, the AllianceBernstein 2000 Retirement Strategy, the AllianceBernstein 2005 Retirement Strategy, the AllianceBernstein 2010 Retirement Strategy, the AllianceBernstein 2015 Retirement Strategy, the AllianceBernstein 2020 Retirement Strategy, the AllianceBernstein 2025 Retirement Strategy, the AllianceBernstein 2030 Retirement Strategy, the AllianceBernstein 2035 Retirement Strategy, the AllianceBernstein 2040 Retirement Strategy, and the AllianceBernstein 2045 Retirement Strategy, the AllianceBernstein 2050 Retirement Strategy, and the AllianceBernstein 2055 Retirement Strategy paid ABIS $18,003, $18,423, $56,042, $86,759, $110,536,
$90,533, $86,309, $60,273, $57,331, $43,382, $18,099, and $18,100, respectively, in transfer agency fees.

          ABIS acts as the transfer agent for each Strategy. ABIS registers the transfer, issuance and redemption of shares of the Strategies and disburses dividends and other distributions to Strategy shareholders.

          Many shares of the Strategies are owned by selected dealers or selected agents (as defined below), financial intermediaries or other financial representatives ("financial intermediaries") for the benefit of their customers. In those cases, the Strategies often do not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. Each Strategy, ABI and/or the Adviser pay to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per customer fund account per annum. Retirement plans may also hold shares of a Strategy in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Strategies, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.25% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by a Strategy, they are included in your Prospectus in such Strategy's expense tables under "Fees and Expenses of the Strategies." In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

          Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

Code of Ethics and Proxy Voting Policies and Procedures
-------------------------------------------------------

          The Strategies, the Adviser and ABI have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Strategy.

          The Strategies have adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix A.

          Information regarding how each Strategy voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 227-4618; or on or through the Strategies' website at www.AllianceBernstein.com; or both; and (2) on the Commission's website at www.sec.gov.

--------------------------------------------------------------------------------

                               PURCHASE OF SHARES

--------------------------------------------------------------------------------

          The following information supplements that set forth in your Prospectus under the heading "Investing in the Strategies."

          Effective January 31, 2009, sales of Class B shares of the Strategies to new investors were suspended. Class B shares may only be purchased (i) by existing Class B shareholders as of January 31, 2009, (ii) through exchange of Class B shares from another AllianceBernstein Mutual Fund, and (iii) as otherwise described below.

General
-------

          Shares of each Strategy are offered on a continuous basis at a price equal to their NAV plus an initial sales charge at the time of purchase ("Class A shares"), with a CDSC ("Class B shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any CDSC ("Class C shares"), to group retirement plans, as defined below, eligible to purchase Class R shares, without any initial sales charge or CDSC ("Class R shares"), to group retirement plans eligible to purchase Class K shares, without any initial sales charge or CDSC ("Class K shares"), to group retirement plans and certain investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates eligible to purchase Class I shares, without any initial sales charge or CDSC ("Class I shares") or to investors eligible to purchase Advisor Class shares, without any initial sales charge or CDSC ("Advisor Class shares"), in each case as described below. "Group retirement plans" are defined as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Strategies. All of the classes of shares of the Strategies, except the Class I and Advisor Class shares, are subject to Rule 12b-1 asset-based sales charges. Shares of each Strategy that are offered subject to a sales charge are offered through (i) investment dealers that are members of FINRA and have entered into selected dealer agreements with ABI ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with ABI ("selected agents") and (iii) ABI.

          Investors may purchase shares of a Strategy either through financial intermediaries or directly through ABI. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through the financial intermediary. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by each Strategy, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Strategies are not responsible for, and have no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of financial intermediaries distributing a Strategy's shares may receive differing compensation for selling different classes of shares.

          In order to open your account, the Strategies or your financial intermediary are required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Strategies or your financial intermediary are unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

          The Strategies' Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Strategy shares or excessive or short-term trading that may disadvantage long-term Strategy shareholders. These policies are described below. There is no guarantee that the Strategies will be able to detect excessive or short-term trading and to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in Strategies shares through purchases, sales and exchanges of shares. Each Strategy reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.


          Risks Associated With Excessive Or Short-Term Trading Generally. While the Strategies will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Strategy's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Strategy shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause a Strategy to sell shares at inopportune times to accommodate redemptions relating to short-term trading. In particular, a Strategy may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, a Strategy may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.


          Strategies that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Strategy share prices that are based on closing prices of foreign securities established some time before the Strategy calculates its own share price (referred to as "time zone arbitrage"). The Strategies have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Strategy calculates its NAV. While there is no assurance, the Strategies expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Strategy shareholders.


          A shareholder engaging in a short-term trading strategy may also target a Strategy that does not invest primarily in foreign securities. Any Strategy that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). All Strategies may be adversely affected by price arbitrage.


          Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Strategies should be made for investment purposes only. The Strategies will seek to prevent patterns of excessive purchases and sales of Strategy shares to the extent they are detected by the procedures described below. The Strategies reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.


          o Transaction Surveillance Procedures. The Strategies, through their agents, ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Strategy shares. This surveillance process involves several factors, which include scrutinizing transactions in Strategy shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Strategy shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Strategies may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.


          o Account Blocking Procedures. If the Strategies determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Strategy account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Strategy shares back to the Strategy or redemptions will continue to be permitted in accordance with the terms of the Strategy's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Strategy that the account holder did not or will not in the future engage in excessive or short-term trading.


          Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Strategies, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Strategies apply their surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Strategies have entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Strategies, upon the request of the Strategies or their agents, with individual account level information about their transactions. If the Strategies detect excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Strategies to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Strategy shares. For certain retirement plan accounts, the Strategies may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Strategy shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).


          Each Strategy reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If a Strategy suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

          The public offering price of shares of each Strategy is its NAV, plus, in the case of Class A shares, a sales charge. On each Strategy business day on which a purchase or redemption order is received by a Strategy and trading in the types of securities in which the Strategy invests might materially affect the value of Strategy shares, the NAV is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) by dividing the value of a Strategy's total assets attributable to a class, less its liabilities, by the total number of its shares then outstanding. A Strategy business day is any weekday on which the Exchange is open for trading.

          The respective NAVs of the various classes of shares of each Strategy are expected to be substantially the same. However, the NAVs of the Class B, Class C and Class R shares will generally be slightly lower than the NAVs of the Class A, Class K, Class I and Advisor Class shares as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.

          Each Strategy will accept unconditional orders for its shares to be executed at the public offering price equal to their NAV next determined (plus applicable Class A sales charges), as described below. Orders received by ABI prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the NAV computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchases of shares placed through financial intermediaries, the applicable public offering price will be the NAV as so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed time to a Strategy or its transfer agent. If the financial intermediary fails to do so, the investor will not receive that day's NAV. If the financial intermediary receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the NAV determined as of the close of regular trading on the Exchange on the next day it is open for trading.

          Following the initial purchase of Strategy shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Mutual Fund Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders with payment by electronic funds transfer may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 4:00 p.m., Eastern time, on a Strategy business day to receive that day's public offering price. Telephone purchase requests received after 4:00 p.m., Eastern time, are automatically placed the following Strategy business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

          Full and fractional shares are credited to a shareholder's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to the Strategies, a Strategy will not issue share certificates representing shares of the Strategy. Ownership of the Strategy's shares will be shown on the books of the Strategy's transfer agent. Lost certificates will not be replaced with another certificate, but will be shown on the books of the Strategy's transfer agent. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.

          Each class of shares of a Strategy represents an interest in the same portfolio of investments of that Strategy, has the same rights and is identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or CDSC, when applicable) and Class B and Class C shares bear the expense of the CDSC, (ii) Class B shares, Class C shares and Class R shares each bear the expense of a higher distribution services fee than that borne by Class A shares and Class K shares, and Class I shares and Advisor Class shares do not bear such a fee, (iii) Class B shares and Class C shares bear higher transfer agency costs than those borne by Class A shares, Class R shares, Class K shares, Class I shares and Advisor Class shares, (iv) Class B and Advisor Class shares are subject to a conversion feature, and will convert to Class A shares under certain circumstances, and (v) each of Class A, Class B, Class C, Class R and Class K shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if a Strategy submits to a vote of the Class A shareholders, an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B shareholders and Advisor Class shareholders, because the Class B and Advisor Class shares convert to Class A shares under certain circumstances, and the Class A, Class B and Advisor Class shareholders will vote separately by class. Each class has different exchange privileges and certain different shareholder service options available.

          The Directors of the Strategies have determined that currently no conflict of interest exists between or among the classes of shares of each Strategy. On an ongoing basis, the Directors of the Strategies, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Purchase Arrangements
---------------------------------

          Classes A, Class B and Class C Shares. Class A, Class B and Class C shares have the following alternative purchase arrangements: Class A shares are generally offered with an initial sales charge, Class B shares are generally offered with a CDSC and Class C shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for group retirement plans. See "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts" below. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Investors should consider whether, during the anticipated life of their investment in each Strategy, the accumulated distribution services fee and CDSCs on Class B shares prior to conversion, or the accumulated distribution services fee and CDSCs on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, ABI will reject any order (except orders from certain group retirement plans) for more than $100,000 for Class B shares (see "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts"). Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at NAV. For this reason, ABI will reject any order for more than $1,000,000 for Class C shares.

          Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, most investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

          Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a CDSC for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in NAV or the effect of different performance assumptions.

          Those investors who prefer to have all of their funds invested initially but may not wish to retain Strategy shares for the four-year period during which Class B shares are subject to a CDSC may find it more advantageous to purchase Class C shares.

          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2000 Retirement Strategy was $6,698. Of this amount, ABI retained $25, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $223 on Class A shares, $1,340 on Class B shares and $159 on Class C shares.


          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2005 Retirement Strategy was $49,357. Of this amount, ABI retained $61, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $154 on Class A shares, $1,047 on Class B shares and $150 on Class C shares.


          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2010 Retirement Strategy was $126,286. Of this amount, ABI retained $1,042, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $2,512 on Class A shares, $3,156 on Class B shares and $559 on Class C shares.


          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2015 Retirement Strategy was $199,765. Of this amount, ABI retained $1,043, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $1,514 on Class A shares, $5,775 on Class B shares and $467 on Class C shares.


          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2020 Retirement Strategy was $208,792. Of this amount, ABI retained $2,007, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $4,932 on Class A shares, $5,667 on Class B shares and $2,094 on Class C shares.


          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2025 Retirement Strategy was $202,593. Of this amount, ABI retained $1,159, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $3,294 on Class A shares, $3,375 on Class B shares and $404 on Class C shares.


          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2030 Retirement Strategy was $188,734. Of this amount, ABI retained $1,939, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $6,721 on Class A shares, $2,992 on Class B shares and $191 on Class C shares.


          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2035 Retirement Strategy was $153,197. Of this amount, ABI retained $1,554, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $2,739 on Class A shares, $1,479 on Class B shares and $89 on Class C shares.


          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2040 Retirement Strategy was $123,961. Of this amount, ABI retained $704, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $4,035 on Class A shares, $806 on Class B shares and $199 on Class C shares.


          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2045 Retirement Strategy was $104,242. Of this amount, ABI retained $563, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $2,366 on Class A shares, $178 on Class B shares and $1,349 on Class C shares.


          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2050 Retirement Strategy was $13,706. Of this amount, ABI retained $168, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $292 on Class A shares, $1 on Class B shares and $55 on Class C shares.


          During the fiscal year ended August 31, 2009, the aggregate amount of underwriting commissions payable with respect to shares of the AllianceBernstein 2055 Retirement Strategy was $10,113. Of this amount, ABI retained $48, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Strategy's fiscal year ended August 31, 2009, ABI received CDSCs of $547 on Class A shares, $0 on Class B shares and $41 on Class C shares.

Class A Shares
--------------

          The public offering price of Class A shares is the NAV plus a sales charge, as set forth below.

                                  Sales Charge
                                  ------------

                                                               Discount or
                                                               Commission to
                                              As % of          Dealers or Agents
                            As % of Net       the Publice      of up to % of
Amount of Purchase          Amount Invested   Offering Price   Offering Price
------------------          ---------------   --------------   --------------

Up to $100,000                 4.44%             4.25%            4.00%
$100,000 up to $250,000        3.36              3.25             3.00
$250,000 up to $500,000        2.30              2.25             2.00
$500,000 up to $1,000,000*     1.78              1.75             1.50

----------
*    There is no initial sales charge on transactions of $1,000,000 or more.

          All or a portion of the initial sales charge may be paid to your financial representative. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a CDSC of up to 1%. The CDSC on Class A shares will be waived on certain redemptions, as described below under "-- Contingent Deferred Sales Charge."

          No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "AllianceBernstein Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AllianceBernstein Exchange Reserves that were purchased for cash without the payment of an initial sales charge and without being subject to a CDSC, or (iii) upon the automatic conversion of Class B shares as described below under "Class B Shares -- Conversion Feature". Each Strategy receives the entire NAV of its Class A shares sold to investors. ABI's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. ABI will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, ABI may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with ABI. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.

          In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

          Class A Shares - Sales at NAV. Each Strategy may sell its Class A shares at NAV (i.e., without any initial sales charge) to certain categories of investors including:

          (i) investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management Division;

          (ii) officers and present or former Directors of the Strategies or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, ABI, ABIS and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse or domestic partner, sibling, direct ancestor or direct descendant (collectively, "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person;

         (iii) the Adviser, ABI, ABIS and their affiliates; certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates;

          (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services; and

          (v) certain retirement plan accounts as described under "Alternative Purchase Arrangements-Group Retirement Plans and Tax-Deferred Accounts."

Class B Shares
--------------

          Effective January 31, 2009, sales of Class B shares of the Strategies to new investors were suspended. Class B shares may only be purchased (i) by existing Class B shareholders as of January 31, 2009, (ii) through exchange of Class B shares from another AllianceBernstein Mutual Fund, and (iii) as otherwise described below.

          Investors may purchase Class B shares at the public offering price equal to the NAV per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that a Strategy will receive the full amount of the investor's purchase payment.

          Conversion Feature. Eight years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative NAVs of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for ABI to have been compensated for distribution expenses incurred in the sale of the shares.

          For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

          The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

Class C Shares
--------------

          Investors may purchase Class C shares at the public offering price equal to the NAV per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that each Strategy will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C shares. The Class C distribution services fee enables each Strategy to sell Class C shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of a Strategy and incur higher distribution services fees than Class A shares and Advisor Class shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

          Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of purchase will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. Class A share purchases of $1,000,000 or more and Class C shares that are redeemed within one year of purchase will be subject to a CDSC of 1% as are Class A share purchases by certain group retirement plans (see "Alternative Purchase Arrangement--Group Retirement Plans and Tax-Deferred Accounts") below. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

          To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the NAV per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase as set forth below).

          For Class B shares, the amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

                                     Contingent Deferred Sales Charge
     Year                              for each Strategy as a % of
     Since Purchase                  Dollar Amount Subject to Charge
     --------------                  -------------------------------

     First                                        4.0%
     Second                                       3.0%
     Third                                        2.0%
     Fourth                                       1.0%
     Fifth and Thereafter                         None

          In determining the CDSC applicable to a redemption of Class B and Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the AllianceBernstein Mutual Fund originally purchased by the shareholder. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares or purchase of CollegeBoundfund units.

          Proceeds from the CDSC are paid to ABI and are used by ABI to defray the expenses of ABI related to providing distribution-related services to the Strategies in connection with the sale of Strategy shares, such as the payment of compensation to selected dealers and agents for selling Strategy shares. The combination of the CDSC and the distribution services fee enables the Strategies to sell shares without a sales charge being deducted at the time of purchase.

          The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder that has attained the age of 70 1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs--Systematic Withdrawal Plan" below), (v) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan, (vi) for Class C shares, sold through programs offered by financial intermediaries and approved by ABI where such programs offer only shares that are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for a Strategy, or in the case of a group retirement plan, a single account for each plan, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares or (vii) for permitted exchanges of shares.

Class R Shares
--------------

          Class R shares are offered only to group retirement plans that have plan assets of up to $10 million. Class R shares are not available to retail non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and to AllianceBernstein sponsored retirement products. Class R shares incur a .50% distribution services fee and thus have a higher expense ratio than Class A shares, Class K shares and Class I shares and pay correspondingly lower dividends than Class A shares, Class K shares and Class I shares.

Class K Shares
--------------

          Class K shares are available at NAV to group retirement plans that have plan assets of at least $1 million. Class K shares generally are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein sponsored retirement products. Class K shares do not have an initial sales charge or CDSC but incur a .25% distribution services fee and thus (i) have a lower expense ratio than Class R shares and pay correspondingly higher dividends than Class R shares and (ii) have a higher expense ratio than Class I shares and pay correspondingly lower dividends than Class I shares.

Class I Shares
--------------

          Class I shares are available at NAV to all group retirement plans that have plan assets in excess of $10 million and to certain related group retirement plans with plan assets of less than $10 million in assets if the sponsor of such plans has at least one group retirement plan with plan assets in excess of $10 million that invests in Class I shares, and to certain investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates. Class I shares generally are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein sponsored retirement products. Class I shares do not incur any distribution services fees and will thus have a lower expense ratio and pay correspondingly higher dividends than Class R and Class K shares.

Advisor Class Shares
--------------------

          Advisor Class shares of each Strategy may be purchased and held solely
(i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by ABI, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least $10 million in assets and are purchased directly by the plan without the involvement of a financial intermediary, or (iii) by the categories of investors described in clauses (i) through (iv) under "Class A Shares -- Sales at NAV" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares). Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of a Strategy in order to be approved by ABI for investment in Advisor Class shares. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Advisor Class shares do not incur any distribution services fees, and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class B, Class C, Class R or Class K shares.

Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts
---------------------------------------------------------------------------

          Each Strategy offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Strategy, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of a Strategy. In order to enable participants investing through group retirement plans to purchase shares of a Strategy, the maximum and minimum investment amounts may be different for shares purchased through group retirement plans from those described herein. In addition, the Class A, and Class B CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectuses and this SAI. The Strategies are not responsible for, and have no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

          Class A Shares. Class A shares are available at NAV to all AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 or more employees. Effective June 30, 2005, for purposes of determining whether a SIMPLE IRA plan has at least $250,000 in plan assets, all of the SIMPLE IRAs of an employer's employees are aggregated. ABI measures the asset levels and number of employees in these plans once monthly. Therefore, if a plan that is not initially eligible for Class A shares meets the asset level or number of employees required for Class A eligibility, ABI may not initially fill orders with Class A shares if an order is received prior to its monthly measurement of assets and employees. If the plan terminates a Strategy as an investment option within one year, then all plan purchases of Class A shares will be subject to a 1% CDSC on redemption.

          Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10 million. The 1%, 1-year CDSC also generally applies. However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to each Strategy's Rule 12b-1 Plan.

          Class B Shares. Class B shares are generally not available for purchase by group retirement plans. However, Class B shares may continue to be purchased by group retirement plans that have already selected Class B shares as an investment alternative under their plan prior to September 2, 2003.

          Class C Shares. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k)and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and less than 100 employees. If an AllianceBernstein Link, AllianceBernstein Individual 401(k) or AllianceBernstein SIMPLE IRA plan holding Class C shares becomes eligible to purchase Class A shares at NAV, the plan sponsor or other appropriate fiduciary of such plan may request ABI in writing to liquidate the Class C shares and purchase Class A shares with the liquidation proceeds. Any such liquidation and repurchase may not occur before the expiration of the 1-year period that begins on the date of the plan's last purchase of Class C shares.

          Class R Shares. Class R shares are available to certain group retirement plans with plan assets of up to $10 million. Class R shares are not subject to front-end sales charge or CDSC, but are subject to a .50% distribution fee.

          Class K Shares. Class K shares are available to certain group retirement plans with plan assets of at least $1 million. Class K shares are not subject to a front-end sales charge or CDSC, but are subject to a .25% distribution fee.

          Class I Shares. Class I shares are available to certain group retirement plans with plan assets of at least $10 million and certain institutional clients of the Adviser who invest at least $2 million in a Strategy. Class I shares are not subject to a front-end sales charge, CDSC or a distribution fee.

          Choosing a Class of Shares for Group Retirement Plans. Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of a Strategy, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from a Strategy's share class eligibility criteria before determining whether to invest.

          It is expected that each Strategy will eventually offer only Class R, Class K and Class I shares to group retirement plans. Currently, each Strategy also makes its Class A shares available at NAV to group retirement plans with plan assets in excess of $10 million. Unless waived under the circumstances described above, a 1%, 1-year CDSC applies to the sale of Class A shares by a plan. Because Class K shares have no CDSC and lower 12b-1 distribution fees and Class I shares have no CDSC and Rule 12b-1 distribution fees, plans should consider purchasing Class K or Class I shares, if eligible, rather than Class A shares.

          In selecting among the Class A, Class K and Class R shares, plans purchasing shares through a financial intermediary that is not willing to waive advance commission payments (and therefore are not eligible for the waiver of the 1%, 1-year CDSC applicable to Class A shares) should weigh the following:

     o the lower Rule 12b-1 distribution fees (0.30%) and the 1%, 1-year CDSC with respect to Class A shares;

     o the higher Rule 12b-1 distribution fees (0.50%) and the absence of a CDSC with respect to Class R shares; and

     o the lower Rule 12b-1 distribution fees (0.25%) and the absence of a CDSC with respect to Class K shares.

          Because Class A and Class K shares have lower Rule 12b-1 distribution fees than Class R shares, plans should consider purchasing Class A or Class K shares, if eligible, rather than Class R shares.

          As described above, while Class B shares are generally not available to group retirement plans, Class B shares are available for continuing contributions from plans that have already selected Class B shares as an investment option under their plans prior to September 2, 2003. Plans should weigh the fact that Class B shares will convert to Class A shares after a period of time against the fact that Class A, Class R, Class K and Class I share have lower expenses, and therefore higher returns, than Class B shares, before determining which class to make available to plan participants.

Sales Charge Reduction Programs
-------------------------------

          The AllianceBernstein Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, a Strategy must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction. If a Strategy is not notified that a shareholder is eligible for these reductions, that Strategy will be unable to ensure that the reduction is applied to the shareholder's account.

          Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of the Underlying Portfolio into a single "purchase." By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under "Alternative Purchase Arrangements-Class A Shares." A "purchase" means a single purchase or concurrent purchases of shares of the Underlying Portfolio or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by (i) an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 years purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts; (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; or (iii) the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of the Strategies or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

          Currently, the AllianceBernstein Mutual Funds include:

AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
  -AllianceBernstein 2000 Retirement Strategy
  -AllianceBernstein 2005 Retirement Strategy
  -AllianceBernstein 2010 Retirement Strategy
  -AllianceBernstein 2015 Retirement Strategy
  -AllianceBernstein 2020 Retirement Strategy
  -AllianceBernstein 2025 Retirement Strategy
  -AllianceBernstein 2030 Retirement Strategy
  -AllianceBernstein 2035 Retirement Strategy
  -AllianceBernstein 2040 Retirement Strategy
  -AllianceBernstein 2045 Retirement Strategy
  -AllianceBernstein 2050 Retirement Strategy
  -AllianceBernstein 2055 Retirement Strategy
  -U.S. Large Cap Portfolio
AllianceBernstein Bond Fund, Inc.
  -AllianceBernstein Intermediate Bond Portfolio
AllianceBernstein Cap Fund, Inc.
  -AllianceBernstein Small Cap Growth Portfolio
AllianceBernstein Diversified Yield Fund, Inc.
AllianceBernstein Exchange Reserves
AllianceBernstein Focused Growth & Income Fund, Inc. AllianceBernstein Global Bond Fund, Inc.
AllianceBernstein Global Growth Fund, Inc.
AllianceBernstein Global Real Estate Investment Fund, Inc. AllianceBernstein Global Thematic Growth Fund, Inc. AllianceBernstein Greater China '97 Fund, Inc.
AllianceBernstein Growth and Income Fund, Inc.
AllianceBernstein High Income Fund, Inc.
AllianceBernstein International Growth Fund, Inc. AllianceBernstein Large Cap Growth Fund, Inc.
AllianceBernstein Municipal Income Fund, Inc.
  -California Portfolio
  -National Portfolio
  -New York Portfolio
AllianceBernstein Municipal Income Fund II
  -Arizona Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
AllianceBernstein Small/Mid Cap Growth Fund, Inc.
AllianceBernstein Trust
  -AllianceBernstein Global Value Fund
  -AllianceBernstein International Value Fund
  -AllianceBernstein Small/Mid Cap Value Fund
  -AllianceBernstein Value Fund
AllianceBernstein Utility Income Fund, Inc.
The AllianceBernstein Portfolios
  -AllianceBernstein Balanced Wealth Strategy
  -AllianceBernstein Growth Fund
  -AllianceBernstein Tax-Managed Balanced Wealth Strategy -AllianceBernstein Tax-Managed Wealth Appreciation Strategy -AllianceBernstein Tax-Managed Wealth Preservation Strategy -AllianceBernstein Wealth Appreciation Strategy -AllianceBernstein Wealth Preservation Strategy
Sanford C. Bernstein Fund, Inc.
  -AllianceBernstein Intermediate California Municipal Portfolio -AllianceBernstein Intermediate Diversified Municipal Portfolio -AllianceBernstein Intermediate New York Municipal Portfolio -AllianceBernstein International Portfolio
  -AllianceBernstein Short Duration Portfolio
  -AllianceBernstein Tax-Managed International Portfolio

          Prospectuses for the AllianceBernstein Mutual Funds may be obtained without charge by contacting ABIS at the address or the "For Literature" telephone number shown on the front cover of this SAI.

          Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of a Strategy may be combined with the value of the shareholder's existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

          (i)  the investor's current purchase;

          (ii) the NAV (at the close of business on the previous day) of (a) all shares of each Strategy held by the investor and (b) all shares held by the investor of any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the investor, his or her spouse or domestic partner, or child under the age of 21 is the participant; and

         (iii) the NAV of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

          For example, if an investor owned shares of an AllianceBernstein Mutual Fund worth $200,000 at their then current NAV and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

          Letter of Intent. Class A investors may also obtain the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares" by means of a written Letter of Intent, which expresses the investor's intention to invest at least $100,000 in Class A shares of the Strategies or any AllianceBernstein Mutual Fund within 13 months. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the investor's option, a Letter of Intent may include purchases of shares of the Strategies or any other AllianceBernstein Mutual Fund made not more than 90 days prior to the date that the investor signs a Letter of Intent, in which case the 13-month period during which the Letter of Intent is in effect will begin on the date of that earliest purchase. However, sales charges will not be reduced for purchases made prior to the date the Letter of Intent is signed.

          Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AllianceBernstein Mutual Funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of the Strategies, the investor and the investor's spouse or domestic partner each purchase shares of the Strategies worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Strategies or any other AllianceBernstein Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

          The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Strategy shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

          Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of a Strategy can obtain a form of Letter of Intent by contacting ABIS at the address or telephone numbers shown on the cover of this SAI.

          Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from that redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date, and (ii) for Class B shares, a CDSC has been paid and ABI has approved, at its discretion, the reinstatement of such shares. The reinstatement privilege for Class B shares is not available after January 31, 2009. Shares are sold to a reinvesting shareholder at the NAV next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of a Strategy within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this SAI.

          Dividend Reinvestment Program. Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Strategy pursuant to each Strategy's Dividend Reinvestment Program. No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Mutual Fund Application. Current shareholders should contact ABIS to participate in the Dividend Reinvestment Program.

          In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder's distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

          Dividend Direction Plan. A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct that income dividends and/or capital gains paid by one AllianceBernstein Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of the other AllianceBernstein Mutual Fund(s). Further information can be obtained by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Mutual Fund Application. Current shareholders should contact ABIS to establish a dividend direction plan.

Systematic Withdrawal Plan
--------------------------

          General. Any shareholder who owns or purchases shares of a Strategy having a current NAV of at least $5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70-1/2 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution. Systematic withdrawal plan participants must elect to have their dividends and distributions from a Strategy automatically reinvested in additional shares of the Strategy.

          Shares of a Strategy owned by a participant in the Strategies' systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class A, Class B, and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Strategies.

          Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Strategies' involuntary redemption provisions. See "Redemption and Repurchase of Shares - General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

          Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of a Strategy should complete the appropriate portion of the Mutual Fund Application, while current Strategy shareholders desiring to do so can obtain an application form by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

          CDSC Waiver for Class A Shares, Class B Shares, and Class C Shares. Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class A, Class B, or Class C shares in a shareholder's account may be redeemed free of any CDSC.

          Class B shares that are not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable CDSC.

          With respect to Class A and Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Payments to Financial Advisors and Their Firms
----------------------------------------------

          Financial intermediaries market and sell shares of the Strategies. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Strategies. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or a Strategy may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

          In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1 million or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

          In the case of Class B shares, ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

          In the case of Class C shares, ABI may pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

          In the case of Class R and Class K shares, up to 100% of the Rule 12b-1 fee applicable to Class R and Class K shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R and Class K shares.

          In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees. ABI may pay a portion of "ticket" or other transactional charges.

          Your financial advisor's firm receives compensation from the Strategies, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

     o    upfront sales commissions;

     o    Rule 12b-1 fees;

     o    additional distribution support;

     o    defrayal of costs for educational seminars and training; and

     o payments related to providing shareholder record-keeping and/or transfer agency services.

          Please read your Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support
----------------------------------------------------------------

          In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," in your Prospectus, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

          For 2009, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $15.5 million. In 2008, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19 million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

          A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

          The Strategies and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Expenses of the Strategies - Transfer Agency Agreement" above. These expenses paid by each Strategy are included in "Other Expenses" under "Fees and Expenses of the Strategies - Annual Fund Operating Expenses" in your Prospectus.

          If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

          Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Strategies, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

          ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

     Ameriprise Financial Services
     AXA Advisors
     Bank of America
     Cadaret, Grant & Co.
     CCO Investment Services Corp.
     Chase Investment Services
     Citigroup Global Markets
     Commonwealth Financial Network
     Donegal Securities
     ING Advisors Network
     LPL Financial Corporation
     Merrill Lynch
     Morgan Stanley and Co. Incorporated
     Northwestern Mutual Investment Services
     Raymond James
     RBC Capital Markets Corporation
     Robert W. Baird
     Sage Point Financial, Inc.
     UBS AG
     UBS Financial Services
     Wachovia Securities
     Wells Fargo Investments

          Although the Strategies may use brokers and dealers who sell shares of the Strategies to effect portfolio transactions, the Strategies do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

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                       REDEMPTION AND REPURCHASE OF SHARES

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          The following information supplements that set forth in your Prospectus under the heading "Investing in the Strategies." If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of a Strategy that are different from those described herein. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. The Strategies have authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Strategies' behalf. In such cases, orders will receive the NAV next computed after such order is properly received by the authorized broker or designee and accepted by the Strategies.

Redemption
----------

          Subject only to the limitations described below, the Strategies will redeem the shares tendered to them, as described below, at a redemption price equal to their NAV as next computed following the receipt of shares tendered for redemption in proper form. Except for any CDSC which may be applicable to Class A, Class B or Class C shares, there is no redemption charge. Payment of the redemption price normally will be made within seven days after the Strategies' receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial intermediary.

          The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by a Strategy of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Strategy fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of a Strategy.

          Payment of the redemption price normally will be made in cash or may, at the option of a Strategy, be made in kind. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of a Strategy's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares will reflect the deduction of the CDSC, if any. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in his or her hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

          To redeem shares of a Strategy for which no share certificates have been issued, the registered owner or owners should forward a letter to that Strategy containing a request for redemption. The Strategies may require the signature or signatures on the letter to be Medallion Signature Guaranteed. Please contact ABIS to confirm whether a Medallion Signature Guarantee is needed.

          To redeem shares of a Strategy represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Strategy with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each share certificate surrendered to that Strategy for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the share certificate or certificates or, where tender is made by mail, separately mailed to that Strategy. The signature or signatures on the assignment form must be guaranteed in the manner described above.

          Telephone Redemption By Electronic Funds Transfer. Each Strategy shareholder is entitled to request redemption by electronic funds transfer (of shares for which no stock certificates have been issued) by telephone at (800) 221-5672 if the shareholder has completed the appropriate portion of the Mutual Fund Application or, if an existing shareholder has not completed this portion, by an "Autosell" application obtained from ABIS (except for certain omnibus accounts). A telephone redemption request by electronic funds transfer may not exceed $100,000 and must be made by 4:00 p.m., Eastern time, on a Strategy business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

          Telephone Redemption By Check. Each Strategy shareholder is eligible to request redemption by check of Strategy shares for which no share certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m., Eastern time, on a Strategy business day in an amount not exceeding $100,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to ABIS, or by checking the appropriate box on the Mutual Fund Application.

          Telephone Redemptions - General. During periods of drastic economic, market, or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI. The Strategies reserve the right to suspend or terminate theirs telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Strategies, the Adviser, ABI nor ABIS will be responsible for the authenticity of telephone requests for redemptions that the Strategies reasonably believe to be genuine. The Strategies will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Strategies did not employ such procedures, they could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for redemptions.

Repurchase
----------

          The Strategies may repurchase shares of a Strategy through ABI or financial intermediaries. The repurchase price will be the NAV next determined after ABI receives the request (less the CDSC, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through financial intermediaries before the close of regular trading on the Exchange on any day will be executed at the NAV determined as of such close of regular trading on that day if received by ABI prior to its close of business on that day (normally 5:00 p.m., Eastern time). The financial intermediary is responsible for transmitting the request to ABI by 5:00 p.m., Eastern time (certain financial intermediaries may enter into operating agreements permitting them to transmit purchase information that was received prior to the close of business to ABI after 5:00 p.m., Eastern time, and receive that day's NAV). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and that financial intermediary. A shareholder may offer shares of a Strategy to the Principal Underwriter either directly or through a financial intermediary. Neither the Strategies nor ABI charges a fee or commission in connection with the repurchase of shares (except for the CDSC, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of a Strategy are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the financial intermediary, who may charge the shareholder for this service. The repurchase of shares of a Strategy as described above with respect to financial intermediaries is a voluntary service of the Strategies and the Strategies may suspend or terminate this practice at any time.

General
-------

          The Strategies reserve the right to close out an account that has remained below $500 for 90 days. No CDSC will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of a Strategy recently purchased by check, redemption proceeds will not be made available until the Strategies are reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

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                              SHAREHOLDER SERVICES

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          The following information supplements that set forth in your Prospectus under the heading "Investing in the Strategies." The shareholder services set forth below are applicable to all classes of shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program or a shareholder in a group retirement plan, your fee-based program or retirement plan may impose requirements with respect to the purchase, sale or exchange of shares of a Strategy that are different from those described herein.

Automatic Investment Program
----------------------------

          Investors may purchase shares of a Strategy through an automatic investment program utilizing "Electronic Funds Transfer" drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount are used to purchase shares through the financial intermediary designated by the investor at the public offering price next determined after ABI receives the proceeds from the investor's bank. The monthly drafts must be in minimum amounts of either $50 or $200, depending on the investor's initial purchase. If an investor makes an initial purchase of at least $2,500, the minimum monthly amount for pre-authorized drafts is $50. If an investor makes an initial purchase of less than $2,500, the minimum monthly amount for pre-authorized drafts is $200 and the investor must commit to a monthly investment of at least $200 until the investor's account balance is $2,500 or more. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Mutual Fund Application. As of January 31, 2009, the Automatic Investment Program is available for purchase of Class B shares only if a shareholder were enrolled in the Program prior to January 31, 2009. Current shareholders should contact ABIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

          Shareholders committed to monthly investments of $25 or more through the Automatic Investment Program by October 15, 2004 are able to continue their program despite the $500 monthly minimum.

Exchange Privilege
------------------

          You may exchange your investment in each Strategy for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) if the other AllianceBernstein Mutual Fund in which you wish to invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Adviser, (ii) present Directors or Trustees of any AllianceBernstein Mutual Fund, (iii) certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates and (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services may, on a tax-free basis, exchange Class A shares of a Strategy for Advisor Class shares of that Strategy. Exchanges of shares are made at the NAV next determined and without sales or service charges. Exchanges may be made by telephone or written request. In order to receive a day's NAV, ABIS must receive and confirm a telephone exchange request by 4:00 p.m., Eastern time, on that day.

          Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the AllianceBernstein Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

          Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call ABIS at
(800) 221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of a Strategy for Advisor Class shares of that Strategy, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted or terminated on 60 days' written notice.

          All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the AllianceBernstein Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the AllianceBernstein Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of AllianceBernstein Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

          Each Strategy shareholder and the shareholder's financial intermediary are authorized to make telephone requests for exchanges unless ABIS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Mutual Fund Application. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

          Eligible shareholders desiring to make an exchange should telephone ABIS with their account number and other details of the exchange at (800) 221-5672 before 4:00 p.m., Eastern time, on a Strategy business day as defined above. Telephone requests for exchange received before 4:00 p.m., Eastern time, on a Strategy business day will be processed as of the close of business on that day. During periods of drastic economic, market, or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI.

          A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Strategy shares (minimum $25) is automatically exchanged for shares of another AllianceBernstein Mutual Fund.

          None of the AllianceBernstein Mutual Funds, the Adviser, ABI or ABIS will be responsible for the authenticity of telephone requests for exchanges that a Strategy reasonably believes to be genuine. A Strategy will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If a Strategy did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for exchanges.

          The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Fund being acquired may be legally sold. Each AllianceBernstein Mutual Fund reserves the right, at any time on 60 days' written notice to its shareholders, to modify, restrict or terminate the exchange privilege.

Statements and Reports
----------------------

          Each shareholder of a Strategy receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of that Strategy's independent registered public accounting firm, KPMG LLP, as well as a confirmation of each purchase and redemption. By contacting his or her financial intermediary or ABIS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

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                                 NET ASSET VALUE

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          The NAV is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) following receipt of a purchase or redemption order by a Strategy on each Strategy business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. Each Strategy's NAV is calculated by dividing the value of that Strategy's total assets, less its liabilities, by the total number of its shares then outstanding. A Strategy business day is any weekday on which the Exchange is open for trading.

          In accordance with applicable rules under the 1940 Act and the Fund's pricing policies and procedures adopted by the Board of Directors (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value as determined in good faith by the Board of Directors. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain of the Board's duties with respect to the Pricing Policies.

          With respect to securities for which market quotations are readily available, the market value of a security will be determined as follows:

          (a) securities listed on the Exchange, on other national securities exchanges (other than securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ")), or on a foreign securities exchange are valued at the last sale price reflected on the consolidated tape at the close of the exchange or foreign securities exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors;

          (b) securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price;

          (c) securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges are valued in accordance with paragraph (a) above, by reference to the principal exchange on which the securities are traded;

          (d) listed put or call options purchased by a Strategy are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day;

          (e) open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used;

          (f) securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources;

          (g) U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case it is determined, in accordance with procedures established by the Board of Directors, that this method does not represent fair value);

          (h) fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. For securities where the Adviser has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker-dealer in such security;

          (i) mortgage-backed and asset-backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker-dealers in such securities when such prices are believed to reflect the fair market value of such securities. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security;

          (j) OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker-dealer in such security;

          (k) credit default swaps may be valued on the basis of a mid price. A broker-dealer will provide a bid and offer spread, where a mean is calculated and thereafter used to calculate a mid price; and

          (l) all other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by the Board of Directors.

          Each Strategy values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Company's Board of Directors. When a Strategy uses fair value pricing, it may take into account any factors it deems appropriate. A Strategy may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by a Strategy to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

          Each Strategy expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Each Strategy may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before each Strategy values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, a Strategy believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, that Strategy may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

          Subject to the Board's oversight, the Strategies' Board has delegated responsibility for valuing each Strategy's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value each Strategy's assets on behalf of that Strategy. The Valuation Committee values each Strategy's assets as described above.

          A Strategy may suspend the determination of its NAV (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for that Strategy to dispose of securities owned by it or to determine fairly the value of its net assets, or
(3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

          For purposes of determining a Strategy's NAV per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. Dollars at the mean of the current bid and asked prices of such currency against the U.S. Dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

          The assets attributable to the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of each Strategy will be invested together in a single portfolio. The NAV of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Strategies in accordance with Rule 18f-3 under the 1940 Act.

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                       DIVIDENDS, DISTRIBUTIONS AND TAXES

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          Dividends paid by the Strategies, if any, with respect to Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fee applicable to Class B and C shares, and any incremental transfer agency costs relating to Class B and Class C shares, will be borne exclusively by the class to which they relate.

          The following summary addresses only the principal United States federal income tax considerations pertinent to the Strategies and to shareholders of the Strategies. This summary does not address the United States federal income tax consequences of owning shares to all categories of investors, some of which may be subject to special rules. This summary is based upon the advice of counsel for the Strategies and upon current law and interpretations thereof. No confirmation has been obtained from the relevant tax authorities. There is no assurance that the applicable laws and interpretations will not change.

          In view of the individual nature of tax consequences, each shareholder is advised to consult the shareholder's own tax adviser with respect to the specific tax consequences of being a shareholder of the Strategies, including the effect and applicability of federal, state, local, foreign and other tax laws and the effects of changes therein.

United States Federal Income Taxation of Dividends and Distributions
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General
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          The Strategies intend for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. To so qualify, the Strategies must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency or net income derived from interests in certain qualified publicly traded partnerships; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the value of the Strategies' assets are represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities with respect to which the Strategies' investment is limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Strategies' assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Strategies' assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies), securities (other than securities of other regulated investment companies) of any two or more issuers which the Strategies control and which are engaged in the same or similar trades or businesses or related trades or businesses, or securities of one or more qualified publicly traded partnerships.

          If the Strategies qualify as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its investment company taxable income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss) it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

          The Strategies will also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to shareholders equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98% of its capital gain net income and foreign currency gains for the twelve-month period ending on October 31 of such year, and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Strategies that is subject to corporate income tax will be considered to have been distributed by the Strategies during such year. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be treated as if paid by the Strategies on December 31 of such earlier calendar year, and will be taxable to these shareholders in the year declared, and not in the year in which the shareholders actually receive the dividend.

          The information set forth in the Prospectuses and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by the Strategies and assumes that the Strategies qualify to be taxed as regulated investment companies. An investor should consult his or her own tax advisor with respect to the specific tax consequences of being a shareholder in a Strategy, including the effect and applicability of federal, state, local and foreign tax laws to his or her own particular situation and the possible effects of changes therein.

Dividends and Distributions
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          Each Strategy intends to make timely distributions of such Strategy's taxable income (including any net capital gain) so that the Strategies will not be subject to federal income and excise taxes. Dividends of a Strategy's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. The investment objective of each Strategy is such that only a small portion, if any, of a Strategy's distributions is expected to qualify for the dividends-received deduction for corporate shareholders.

          Some or all of the distributions from each Strategy may be treated as "qualified dividend income," taxable to individuals, trusts and estates at a maximum rate of 15% if paid on or before December 31, 2010 (5% for individuals, trusts and estates in lower tax brackets). A distribution from a Strategy will be treated as qualified dividend income to the extent that it is comprised of dividend income received by that Strategy from taxable domestic corporations and certain qualified foreign corporations, and provided that the Strategy meets certain holding period and other requirements with respect to the security paying the dividend. In addition, the shareholder must meet certain holding period requirements with respect to the shares of a Strategy in order to take advantage of this preferential tax rate. To the extent distributions from a Strategy are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Strategy will not be eligible for the lower rates. Each Strategy will notify shareholders as to how much of that Strategy's distributions, if any, would qualify for the reduced tax rate, assuming that the shareholder also satisfies the holding period requirements.

          Distributions of net capital gain are taxable as long-term capital gain, regardless of how long a shareholder has held shares in a Strategy. Any dividend or distribution received by a shareholder on shares of a Strategy will have the effect of reducing the NAV of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of that Strategy.

          After the end of the calendar year, each Strategy will notify shareholders of the federal income tax status of any distributions made by that Strategy to shareholders during such year.

          Sales and Redemptions. Any gain or loss arising from a sale or redemption of Strategy shares generally will be capital gain or loss if the Strategy shares are held as a capital asset, and will be long-term capital gain or loss if the shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in a Strategy for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

          Any loss realized by a shareholder on a sale or exchange of shares of a Strategy will be disallowed to the extent the shares disposed of are reacquired within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a reacquisition if made within the period. If a loss is disallowed, then such loss will be reflected in an upward adjustment to the basis of the shares acquired.

          Qualified Plans. A dividend or capital gains distribution with respect to shares of a Strategy held by a tax-deferred or qualified plan, such as an individual retirement account, section 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

          Backup Withholding. Any distributions and redemption proceeds payable to a shareholder may be subject to "backup withholding" tax if such shareholder fails to provide the Strategy with his or her correct taxpayer identification number, fails to make certain required certifications, or is notified by the Internal Revenue Service (the "IRS") that he or she is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's U.S. federal income tax liability or refunded by filing a refund claim with the IRS, provided that the required information is furnished to the IRS.

          The backup withholding tax rate will be 28% for amounts paid through December 31, 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

          Foreign Income Taxes. Investment income received by a Strategy or an Underlying Portfolio from sources within foreign countries may be subject to foreign income taxes, including taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Strategies to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Strategy's assets and the Underlying Portfolio's assets to be invested within various countries is not known.

United States Federal Income Taxation of each Strategy
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          The following discussion relates to certain significant United States federal income tax consequences to the Strategies with respect to the determination of their "investment company taxable income" each year. This discussion assumes that the Strategies will be taxed as regulated investment companies for each of their taxable years.

          Options, Futures Contracts, and Forward Currency Exchange Contracts. Certain listed options, regulated futures contracts, and forward currency exchange contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Strategy at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by each Strategy on section 1256 contracts other than forward currency exchange contracts will be considered 60% long-term and 40% short-term capital gain or loss. Gain or loss realized by each Strategy on forward foreign currency exchange contracts will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Strategy's net investment income available to be distributed to shareholders as ordinary income, as described above. Each Strategy can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

          Gain or loss realized by a Strategy on the lapse or sale of put and call options on foreign currencies which are traded over-the-counter or on certain foreign exchanges will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Strategy's net investment income available to be distributed to shareholders as ordinary income, as described above. The amount of such gain or loss shall be determined by subtracting the amount paid, if any, for or with respect to the option (including any amount paid by the Strategy upon termination of an option written by the Strategy) from the amount received, if any, for or with respect to the option (including any amount received by a Strategy upon termination of an option held by the Strategy). In general, if a Strategy exercises such an option on a foreign currency, or if such an option that the Strategy has written is exercised, gain or loss on the option will be recognized in the same manner as if the Strategy had sold the option (or paid another person to assume the Strategy's obligation to make delivery under the option) on the date on which the option is exercised, for the fair market value of the option. The foregoing rules will also apply to other put and call options which have as their underlying property foreign currency and which are traded over-the-counter or on certain foreign exchanges to the extent gain or loss with respect to such options is attributable to fluctuations in foreign currency exchange rates.

          Tax Straddles. Any option, futures contract or other position entered into or held by a Strategy in conjunction with any other position held by the Strategy may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Strategy's gains and losses with respect to straddle positions by requiring, among other things, that
(i) loss realized on disposition of one position of a straddle not be recognized to the extent that a Strategy has unrealized gains with respect to the other position in such straddle; (ii) a Strategy's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain);
(iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to each Strategy which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Strategy all of the offsetting positions of which consist of section 1256 contracts.

          Currency Fluctuations -- "Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Strategy accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Strategy actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward currency exchange contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Strategy's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Strategy's net capital gain. Because section 988 losses reduce the amount of ordinary dividends a Strategy will be allowed to distribute for a taxable year, such section 988 losses may result in all or a portion of prior dividend distributions for such year being recharacterized as a non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Strategy shares. To the extent that such distributions exceed such shareholder's basis, each will be treated as a gain from the sale of shares.

Other Taxes
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          Each Strategy may be subject to other state and local taxes.

Taxation of Foreign Stockholders
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          Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Strategies is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

          If the income from the Strategies is not effectively connected with the foreign shareholder's U.S. trade or business, then, except as discussed below, distributions of each Strategy attributable to ordinary income and short-term capital gain paid to a foreign shareholder by the Strategies will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. However, distributions of the Strategies attributable to short-term capital gains and U.S. source portfolio interest income paid during taxable years of the Strategies beginning before January 1, 2008 will not be subject to this withholding tax.

          A foreign shareholder generally would be exempt from Federal income tax on distributions of the Strategies attributable to net long-term capital gain and on gain realized from the sale or redemption of shares of the Strategies. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

          If the income from the Strategies is effectively connected with a foreign shareholder's U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Strategies will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

          The tax rules of other countries with respect to an investment in the Strategies can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Strategies.

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                              STRATEGY TRANSACTIONS

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          Subject to the general oversight of the Board of Directors of the Company, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for a Strategy. The Adviser determines the broker or dealer to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as "best execution"). In connection with seeking best price and execution, a Strategy does not consider sales of shares of the Underlying Portfolio or other investment companies managed by the Adviser as a factor in the selection of brokers and dealers to effect portfolio transactions and has adopted a policy and procedures reasonably designed to preclude such considerations.

          When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if a Strategy determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

          Neither the Strategies nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to a Strategy, such information may be supplied at no cost to the Adviser, and therefore may have the effect of reducing the expenses of the Adviser in rendering advice to that Strategy. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

          The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which a Strategy effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts.

          The extent to which commissions that will be charged by broker-dealers selected by a Strategy may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Strategy places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as a Strategy; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving a Strategy.

          Each Strategy may deal in some instances in securities that are not listed on a national stock exchange but are traded in the over-the-counter market. Each Strategy may also purchase listed securities through the third market, i.e., from a dealer that is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, each Strategy will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, each Strategy will attempt to negotiate best execution.

          Investment decisions for the Strategies are made independently from those for other investment companies and other advisory accounts managed by the Adviser. It may happen, on occasion, that the same security is held in the portfolio of the Strategies and one or more of such other companies or accounts. Simultaneous transactions are likely when several funds or accounts are managed by the same Adviser, particularly when a security is suitable for the investment objectives of more than one of such companies or accounts. When two or more companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective companies or accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the Strategies or the size of the position obtainable for the Strategies.

          Allocations are made by the officers of the Strategies or of the Adviser. Purchases and sales of portfolio securities are determined by the Adviser and are placed with broker-dealers by the order department of the Adviser.

          Each Strategy may from time to time place orders for the purchase or sale of securities (including listed call options) with SCB & Co., an affiliate of the Adviser. In such instances, the placement of orders with such broker would be consistent with that Strategy's objective of obtaining best execution and would not be dependent upon the fact that SCB & Co. is an affiliate of the Adviser. With respect to orders placed with SCB & Co. for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Strategies), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

          The Strategies do not generally pay brokerage commissions because they are part of a fund-of-funds structure utilizing the Underlying Portfolios for investment purposes. For the fiscal year ended August 31, 2009 and August 31, 2008, the Strategies paid no brokerage commissions. During the fiscal year ended August 31, 2009 and August 31, 2008, no brokerage commissions were paid to SCB & Co. No brokerage commissions were allocated to persons or firms supplying research services to the Strategies or the Adviser.

Disclosure of Portfolio Holdings
--------------------------------

          The Strategies believe that the ideas of the Adviser's investment staff should benefit the Strategies and their shareholders, and does not want to afford speculators an opportunity to profit by anticipating Strategy trading strategies or using Strategy information for stock picking. However, the Strategies also believe that knowledge of the Strategies' and the Underlying Portfolios' portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions, and evaluating portfolio management techniques.

          The Adviser has adopted, on behalf of each Strategy and Underlying Portfolio, policies and procedures relating to disclosure of that Underlying Portfolio's portfolio securities. The policies and procedures relating to disclosure of each Underlying Portfolio's portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to an Underlying Portfolio's operation or useful to an Underlying Portfolio's shareholders without compromising the integrity or performance of that Underlying Portfolio. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect each Underlying Portfolio and its shareholders) are met, no Underlying Portfolio provides or permits others to provide information about that Underlying Portfolio's portfolio holdings on a selective basis.

          Each Underlying Portfolio includes portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, the Adviser posts portfolio holdings information on the Adviser's website (www.AllianceBernstein.com). The Adviser posts on the website a complete schedule of each Underlying Portfolio's portfolio securities, as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. For each portfolio security, the posted information includes its name, the number of shares held by that Underlying Portfolio, the market value of the Underlying Portfolio's holdings, and the percentage of the Underlying Portfolio's assets represented by the Underlying Portfolio's holdings. In addition to the schedule of portfolio holdings, the Adviser may post information about the number of securities each Underlying Portfolio holds, a summary of each Underlying Portfolio's top ten holdings (including name and the percentage of each Underlying Portfolio's assets invested in each holding), and a percentage breakdown of each Underlying Portfolio's investments by country, sector and industry, as applicable approximately 20 days after the end of the month. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

          The Adviser may distribute or authorize the distribution of information about each Underlying Portfolio's portfolio holdings that is not publicly available, on the website or otherwise, to the Adviser's employees and affiliates that provide services to such Underlying Portfolio. In addition, the Adviser may distribute or authorize distribution of information about each Underlying Portfolio's portfolio holdings that is not publicly available, on the website or otherwise, to such Underlying Portfolio's service providers who require access to the information in order to fulfill their contractual duties relating to that Underlying Portfolio, to facilitate the review of the Underlying Portfolio by rating agencies, for the purpose of due diligence regarding a merger or acquisition, or for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Strategy shareholders. The Adviser does not expect to disclose information about an Underlying Portfolio's portfolio holdings that is not publicly available to an Underlying Portfolio's individual or institutional investors or to intermediaries that distribute the Underlying Portfolio's shares. Information may be disclosed with any frequency and any lag, as appropriate.

          Before any non-public disclosure of information about an Underlying Portfolio's portfolio holdings is permitted, however, the Adviser's Chief Compliance Officer (or his designee) must determine that the Underlying Portfolio has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Underlying Portfolio's shareholders, which may include one or more Strategies, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Underlying Portfolio or any other security. Under no circumstances may the Adviser or its affiliates receive any consideration or compensation for disclosing the information.

          The Adviser has established procedures to ensure that each Underlying Portfolio's portfolio holdings information is only disclosed in accordance with these policies. Only the Adviser's Chief Compliance Officer (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in the Adviser's product management group determines that the disclosure serves a legitimate business purpose of the Underlying Portfolio and is in the best interest of the Underlying Portfolio's shareholders, which may include one or more Strategies. The Adviser's Chief Compliance Officer (or his designee) approves disclosure only after considering the anticipated benefits and costs to the Underlying Portfolio and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Underlying Portfolio and its shareholders and the interests of the Adviser or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by the Adviser's Chief Compliance Officer (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. The Adviser reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Adviser's policy and any applicable confidentiality agreement. The Adviser's Chief Compliance Officer (or his designee) or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Strategies' Board of Directors on a quarterly basis. If the Board determines that disclosure was inappropriate, the Adviser will promptly terminate the disclosure arrangement.

          In accordance with these procedures, each of the following third parties have been approved to receive information concerning each Underlying Portfolio's portfolio holdings: (i) each Underlying Portfolio's independent registered public accounting firm, for use in providing audit opinions; (ii) R.R. Donnelley, Data Communique International and, from time to time, other financial printers, for the purpose of preparing the Strategies' regulatory filings; (iii) each Strategy's and each Underlying Portfolio's custodian in connection with its custody of the Strategy's assets and the Underlying Portfolio assets; (iv) Institutional Shareholder Services, Inc. for proxy voting services; and (v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and/or ethically prohibited from sharing any portfolio holdings information unless specifically authorized.

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                               GENERAL INFORMATION

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          The Company was incorporated under the laws of the State of Maryland on April 24, 2002. The Company was originally organized under the name "Alliance Blended Style Series, Inc." The name of the Company was changed to "AllianceBernstein Blended Style Series, Inc." on March 31, 2003.

Capitalization
--------------

          The authorized capital stock of each Strategy consists of 6,000,000,000 shares of Class A Common Stock, 6,000,000,000 shares of Class B Common Stock, 6,000,000,000 shares of Class C Common Stock, 6,000,000,000 shares of Class R Common Stock, 3,000,000,000 shares of Class K Common Stock, 3,000,000,000 shares of Class I Common Stock and 6,000,000,000 shares of Advisor Class Common Stock, each having $.001 par value.

          All shares of each Strategy, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a second portfolio, each share of either portfolio would normally be entitled to one vote for all purposes. Generally, shares of both portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series.

          It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

          A Strategy shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from that Strategy's assets and, upon redeeming shares, will receive the then current NAV of that Strategy represented by the redeemed shares less any applicable CDSC. The Strategies are empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of any Strategy, and additional classes of shares within each Strategy. If an additional portfolio or class were established in the Strategies, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Each class of shares of a Strategy has the same rights and is identical in all respects, except that each of Class A, Class B, Class C, Class R, Class K and Class I shares of each Strategy bears its own distribution expenses and Class B shares and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares of a Strategy votes separately with respect to that Strategy's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of each Strategy, are entitled to receive the net assets of each Strategy.

          At the close of business on December 4, 2009, there were 2,750,093 shares of common stock of the AllianceBernstein 2000 Retirement Strategy outstanding including 701,005 Class A shares, 9,445 Class B shares, 93,328 Class C shares, 53,272 Advisor Class shares, 161,502 Class R shares, 1,514,985 Class K shares, and 216,516 Class I shares.


          At the close of business on December 4, 2009, there were 4,914,539 shares of common stock of the AllianceBernstein 2005 Retirement Strategy outstanding including 2,564,196 Class A shares, 55,192 Class B shares, 69,522 Class C shares, 69,201 Advisor Class shares, 363,010 Class R shares, 1,607,114 Class K shares, and 186,304 Class I shares.


          At the close of business on December 4, 2009, there were 12,075,577 shares of common stock of the AllianceBernstein 2010 Retirement Strategy outstanding including 7,102,553 Class A shares, 108,306 Class B shares, 217,509 Class C shares, 1,434,685 Advisor Class shares, 1,720,380 Class R shares, 7,127,722 Class K shares, and 1,466,904 Class I shares.


          At the close of business on December 4, 2009, there were 33,854,379 shares of common stock of the AllianceBernstein 2015 Retirement Strategy outstanding including 10,719,409 Class A shares, 256,623 Class B shares, 350,238 Class C shares, 1,540,716 Advisor Class shares, 3,609,429 Class R shares, 11,861,615 Class K shares, and 5,516,349 Class I shares.


          At the close of business on December 4, 2009, there were 40,682,264 shares of common stock of the AllianceBernstein 2020 Retirement Strategy outstanding including 12,466,036 Class A shares, 265,214 Class B shares, 533,001 Class C shares, 1,400,879 Advisor Class shares, 4,620,436 Class R shares, 17,760,968 Class K shares, and 3,635,730 Class I shares.


          At the close of business on December 4, 2009, there were 34,699,332 shares of common stock of the AllianceBernstein 2025 Retirement Strategy outstanding including 12,322,145 Class A shares, 167,525 Class B shares, 362,413 Class C shares, 1,199,177 Advisor Class shares, 4,340,359 Class R shares, 13,329,551 Class K shares, and 2,978,162 Class I shares.


          At the close of business on December 4, 2009, there were 18,763,295 shares of common stock of the AllianceBernstein 2030 Retirement Strategy outstanding including 9,781,040 Class A shares, 166,890 Class B shares, 523,792 Class C shares, 944,261 Advisor Class shares, 3,904,625 Class R shares, 12,213,237 Class K shares, and 2,221,360 Class I shares.


          At the close of business on December 4, 2009, there were 20,842,999 shares of common stock of the AllianceBernstein 2035 Retirement Strategy outstanding including 7,535,998 Class A shares, 116,132 Class B shares, 275,118 Class C shares, 787,318 Advisor Class shares, 2,604,438 Class R shares, 7,825,547 Class K shares, and 1,698,448 Class I shares.


          At the close of business on December 4, 2009, there were 17,133,209 shares of common stock of the AllianceBernstein 2040 Retirement Strategy outstanding including 6,258,005 Class A shares, 104,969 Class B shares, 282,248 Class C shares, 696,712 Advisor Class shares, 2,472,236 Class R shares, 5,939,223 Class K shares, and 1,379,816 Class I shares.


          At the close of business on December 4, 2009, there were 11,179,869 shares of common stock of the AllianceBernstein 2045 Retirement Strategy outstanding including 4,536,856 Class A shares, 39,113 Class B shares, 153,499 Class C shares, 605,749 Advisor Class shares, 1,550,548 Class R shares, 3,302,219 Class K shares, and 991,885 Class I shares.


          At the close of business on December 4, 2009, there were 1,613,950 shares of common stock of the AllianceBernstein 2050 Retirement Strategy outstanding including 430,281 Class A shares, 4,320 Class B shares, 19,999 Class C shares, 202,264 Advisor Class shares, 243,960 Class R shares, 618,227 Class K shares, and 94,899 Class I shares.


          At the close of business on December 4, 2009, there were 398,762 shares of common stock of the AllianceBernstein 2055 Retirement Strategy outstanding including 102,969 Class A shares, 2,734 Class B shares, 3,522 Class C shares, 47,411 Advisor Class shares, 45,527 Class R shares, 187,883 Class K shares, and 8,716 Class I shares.


          To the knowledge of the Strategies, the following persons owned of record or beneficially, 5% or more of a class of the outstanding shares of the Strategies as of December 4, 2009:

                   AllianceBernstein 2000 Retirement Strategy
                   ------------------------------------------

                                                  No. of
Name and Address                              Shares of Class     % of Class
----------------                              ---------------     ----------

Class A
-------

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn:  Ralph Campbell
105 Rosemont Road
Westwood, MA  02090-2318                           117,420           16.76%

Orchard Trust Company LLC
c/o FBO Catholic Diocese of Green Bay
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                    78,200           11.16%

Wachovia Bank FBO
OPTP 22 Money Purchase Pension Plan
1525 West Wt. Harris Boulevard
Charlotte, NC  28288-0001                          179,334           25.59%

Class B
-------

First Clearing LLC
Special Custody Account for the Exclusive
Benefit of Customer
10750 Wheat First Drive
Glen Allen, VA  23060-9243                           3,754           39.75%

Edward D. Jones & Co.
Attn:  Mutual Fund Shareholder Accounting
201 Progress Parkway
Maryland Heights, MO  63043-3009                       905            9.58%

Frontier Trust Company
Amber Oakley IRA Rollover
7760 N.W. 10th Street
Pembroke Pines, FL  33024-5249                       1,324           14.02%

Frontier Trust Company
c/f Donald C. Smith Roth IRA
189 Muddy Run Road
Blairsville, PA  15717-5753                            702            7.43%

NFS LLC
FEBO NFS/FMTC IRA
FBO Zane Conway
37704 S. Haney Road
Kennewick, WA  99337-7192                            1,050           11.12%

Frontier Trust Company
c/f Alexis Llanes IRA Rollover
8542 N.W. 35th Court
Miami, FL  33147-3922                                  837            8.86%

Class C
-------

MLPF&S
For the Sole Benefit of its Customers
Attn:  Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484                        13,204           14.15%

Wells Fargo Investments LLC
FBO Customer Accounts
Attn: Mutual Fund Operations
625 Marquette Avenue 13th Floor
Minneapolis, MN  55402-2323                         16,267           17.43%

First Clearing LLC
Mary Ann Berlingieri R/O IRA
FCC As Custodian
11 Glen Hollow Drive Atp D 3
Holtsville NY, 11742-2408                            6,139            6.58%

First Clearing LLC
Joan M. Safina IRA
FCC As Custodian
487 Clinton St.
Brooklyn NY, 11231-3352                              4,911            5.26%

First Clearing LLC
Dolores De Michele IRA
FCC As Custodian
114 Laredo Ave
Staten Island NY, 10312-3430                         5,549            5.95%

First Clearing LLC
Louis De Mechele & Dolores De Michele Ten
Com
114 Laredo Ave
Staten Island NY, 10312-3430                         4,908            5.26%

LPL Financial Services
9785 Towne Center Drive
San Diego CA, 92121-1968                             5,837            6.25%

MG Trust Co. Cust
FBO Wilkins Concrete Inc.
700 17th Street, Suite 300
Denver, CO  80202-3531                               5,863            6.28%

Advisor Class
-------------

George M. Kuebler &
Elizabeth Kuebler JTWROS
46 Thomas Street
Monroe Township, NJ  08831-1229                      7,387           13.87%

MG Trust Company Cust
FBO Monumental Millwork Inc
700 17th Street, Suite 300
Denver, CO  80202-3531                              22,103           41.49%

New York Life Trust Company
Evening Post Published Company
& Affiliated Companies
51 Madison Avenue, Room 117A
New York, NY  10010-1603                            16,219           30.45%

Wells Fargo Bank NA
Wellspan RSP
c/o Fascore LLC
8515 E. Orchard Rd 2T2
Greenwood Village, CO  80111-5002                    6,586           12.36%

Class I
-------

Taynik & Co. 401(k) Plan
c/o Investors Bank & Trust Co.
200 Clarendon Street
Boston, MA  02116-5021                              16,562            7.56%

Orchard Trust Company LLC TTEE Cust
Worldwide Dreams Deferred Comp PL
8515 E. Orchard Road 2T2
Greenwood Village, CO  80111                       112,297           51.86%

Wells Fargo Bank NA FBO Ret. Plan Services
P.O. Box 1553
Minneapolis, MN  55480-1533                         68,322           31.55%

Class K
-------

FIIOC As Agent for Certain Employee
-----------------------------------
Benefit Plans
-------------
100 Magellan Way KWIC
Covington, KY  41015-1987                          258,434           17.07%

New York Life Trust Company
Tree of Life Inc.
Retirement Savings Plan
169 Lackawanna Avenue
Parsippany, NJ 07054-1007                           92,669            6.12%

Mercer Trust Co. TTEE
FBO Solo Cup Co. Profit Sharing Plus Plan
1 Investors Way
MSC N-3-G
Norwood, MA 02062-1599                             201,890           13.33%

Orchard Trust Company LLC TTEE
Employee Benefits Clients
8515 E. Orchard Road #2T2
Greenwood Village, CO 80111-5002                   495,892           32.75%

Class R
-------

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn: Ralph Campbell
105 Rosemont Road
Westwood, MA 02090-2318                             65,362           40.46%

Charles Schwab & Co
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                       31,236           19.34%

MG Trust Company Cust.
FBO Garvey Corp
700 17th Street, Suite 300
Denver, CO 80202-3531                                8,502            5.26%

Wachovia Bank
FBO Crosstex Energy Services LP 401(k)
1525 West Wt. Harris Boulevard
Charlotte, NC  28288-0001                            8,144            5.04%

Kira M. Alatar MD
FBO Riverside Family Medicine
401(K) Plan
805 S. Wheatley Street
Ridgeland, MS 39157-5000                             8,311            5.14%

                   AllianceBernstein 2005 Retirement Strategy
                   ------------------------------------------

                                                  No. of
Name and Address                             Shares of Class     % of Class
----------------                             ---------------     ----------

Class A
-------

Great West Life & Annuity
GWLA-FFII-AllianceBernstein 2005 Rt.
8515 E. Orchard Road, #2T2
Greenwood Village, CO  80111-5002                 302,297           11.79%

GPC as Agent for Reliance Trust Company
FBO Charles F. Connolly Distrib EES PSP
P.O. Box 79377
Atlanta, GA  30357-7377                           400,119           15.60%

NFS LLC FEBO
Bankers Trust Co.
P.O. Box 897
Des Moines, IA 50306-0897                         316,320           12.33%

Class B
-------

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                          4,062            7.36%

Frontier Trust Company Cust
c/f Sarah G. Shinpock IRA Rollover
5351 Avery Woods Lane
Knoxville, TN  37921-5244                           7,393           13.40%

Robert E. Zimmerman and
Virginia V. Greer JTWROS
1201 8th Avenue, N.E. Trlr. 92
Aberdeen, SD  57401-2590                            3,610            6.54%

NFS LLC FEBO NFS/FMTC IRA
FBO Thaddeus S. Kelly
55 Ainsworth St.
Roslindale, MA  02131-1942                          7,568           13.71%

Ameritrade Inc., FBO
P.O. Box 2226
Omaha, NE  68103-2226                               8,454           15.32%

Raymond James & Assoc. Inc. CSDN
FBO David W. Sorenson IRA
401 E 8th St. Suite 214-390
Sioux Falls, SD  57103-7011                         5,456            9.89%

LPL Financial Services
9785 Towne Centre Drive
San Diego, CA  92121-1968                           4,564            8.27%

Class C
-------

MLPF&S
For the Sole Benefit of its Customers
Attn:  Fund Administration
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL  32246-6484                        5,048            7.26%

Micheal J. Klinge/Marlena A. Humphrey FBO
Keco Engineered Coatings 401K PSP & Trust
1030 South Kealing Avenue
Indianapolis, IN  46203-1516                       28,949           41.64%

Frontier Trust Company
c/f  Dennis L. Hubbard IRA Rollover
3111 180th Street
Dawson, MN 56232-4155                               7,407           10.65%

Frontier Trust Company
c/f Ruth E. White IRA R/O
602 E. Kentucky
Indianola, IA  50125-4000                           4,247            6.11%

Frontier Trust Company
c/f Rosemary Booth IRA Rollover
9503 Marsena Court
Charlotte, NC  28213-3760                           4,112            5.91%

Advisor Class
-------------

Frontier Trust Company
c/f  Bridget A. Browne IRA R/O
151 Hunt Avenue
Pearl River, NY  10965-1881                         7,148           10.33%

Giaquinta Irrev. Living Trust DTD 12/27/06
Gaetana Giaquinta as Grantor
John Giaquinta TTEE
4 Redgrave Avenue
Staten Island, NY  10306-3619                      36,577           52.86%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                         13,526           19.55%

Wells Fargo Bank NA
Wellspan RSP
c/o Fascore LLC
8515 E. Orchard Road 2T2
Greenwood Village, CO  80111-5002                   4,707            6.80%

Class I
-------

JP Morgan TTEE for the GZA
Geoenvironmental Inc. Restated 401(k)
Profit Sharing Plan
9300 Ward Parkway
Kansas City, MO  64114-3317                        19,699           10.57%

Taynik & Co. 401(k) Plan
c/o Investors Bank & Trust Co.
200 Clarendon Street
Boston, MA  02116-5021                             44,996           24.14%

Wells Fargo Bank NA
FBO Ret. Plan Svcs.
P.O. Box 1533
Minneapolis, MN  55480-1533                        91,647           49.18%

Class K
-------

FIIOC As Agent for Certain Employee
Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987                         138,621            8.63%

Mercer Trust Co. TTEE
FBO Solo Cup Co. Profit Sharing Plus Plan
1 Investors Way
Norwood, MA 02062-1599                             83,064            5.17%

NFS LLC FEBO
State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY 10577-2139                            87,825            5.46%

MG Trust Company Cust FBO
Gynecological & Obstetrical Assoc O
700 17th Street, Suite 300
Denver, CO 80202-3531                             142,647            8.88%

Orchard Trust Company LLC TTEE Cust
FBO Wilton Medical Associates PC
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                  300,875           18.72%

Orchard Trust Company LLC TTEE Cust
FBO North Suburban Pediatrics
S C Profit Sharing Plan & Trust
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                  165,645           10.31%

Class R
-------

ING Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ  08873-4162                           21,934            6.05%

Wachovia Bank
FBO Crosstex Energy Services L. P. 401K
1525 West Wt Harris Boulevard
Charlotte, NC 28288-0001                           37,894           10.45%

NFS LLC FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139                          214,120           59.06%

MG Trust Co. Cust
FBO Intermark USA Inc
700 17th Street, Suite 300
Denver, CO 80202-3531                              20,488            5.65%

                   AllianceBernstein 2010 Retirement Strategy
                   ------------------------------------------

                                                 No. of
Name and Address                             Shares of Class    % of Class
----------------                             ---------------    ----------

Class A
-------

Orchard Trust Co TTEE
Employee Benefits Clients
8515 E. Orchard Rd, # 2T2
Greenwood Village, CO  80111-5002                613,724            8.64%

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn:  Ralph Campbell
105 Rosemont Road
Westwood, MA  02090-2318                         664,504            9.35%

Great West Life & Annuity
GWLA-FFII-Alliancebernstein 2010 RT
8515 E Orchard Rd # 2T2
Greenwood VLG, CO 80111-5002                     400,504            5.64%

GPC As Agent For Reliance Trust Company
FBO
Sprinkler Fitters Local UN. 550 Plan
PO Box 79377
Atlanta GA, 30357-7377                           372,083            5.24%

Orchard Trust Co LLC
FBO Catholic Diocese of Green Bay
c/o Fascore LLC
8515 E. Orchard Rd, # 2T2
Greenwood Village, CO 80111-5002                 401,991            5.66%

ING Framework
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset NJ, 08873-4162                          451,812            6.36%

Class B
-------

MLPF&S for the Sole Benefit of its
Customers
Attn:  Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484                      13,191           12.18%

Pershing LLC
P.O. Box 2052
Jersey City, NJ  07303-2052                       14,231           13.14%

Frontier Trust Company
FBO Pat M. Booth IRA Rollover
1728 Kingsgate Court
Alexandria, VA 22302-2637                          9,962            9.20%

NFS LLC FEBO
NFS/FMTC IRA
FBO Rosalie Corbin
102 Balboa Br
Springfield MA, 01119-2904                         5,872            5.42%

Class C
-------

MLPF&S for the Sole Benefit of its
Customers
Attn:  Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484                      73,021           33.57%

Pershing LLC
P.O. Box 2052
Jersey City, NJ  07303-2052                       39,207           18.02%

MG Trust Co. Cust FBO
International Quality Consultants
700 17th Street, Suite 300
Denver, CO 80202-3531                             15,809            7.27%

Advisor Class
-------------

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN  46206-9102                     184,039           12.82%

American United Life Cust
FBO American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN  46206-9102                     381,392           26.57%

New York Life Trust Company
Evening Post Published Company
& Affiliated Companies
51 Madison Avenue, Room 117A
New York, NY 10010-1603                          638,386           44.47%

Class I
-------

Orchard Trust Company LLC TTEE Cust
Muskegon Surgical Associates PC
8515 E Orchard Road 2T2
Greenwood Village, CO  80111-5002                157,660           10.75%

Charles Schwab & Co.
FEBO Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA 94104-4151                      74,657            5.09%

Taynik & Co. 401K Plan
c/o Investors Bank & Trust Co.
200 Clarendon Street
Boston, MA 02116-5021                            223,116           15.21%

Wells Fargo Bank NA
FBO Ret. Plan. Svcs.
P.O. Box 1533
Minneapolis, MN  55480-1533                      433,963           29.58%

MAC & Co.
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198                        269,282           18.35%

Class K
-------

FIIOC As Agent for Certain Employee
Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987                      1,347,598           18.93%

Reliance Trust Company FBO
Retirement Plans Serviced by Metlif
8515 E. Orchard Road, #2T2
Greenwood Village, CO  80111-5002              1,610,673           22.63%

NFS LLC FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139                         860,435           12.09%

Class R
-------

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA 94101-4151                      86,688            5.04%

Wachovia Bank
New York City Housing Dev Corp.
1055008997 NC 1076
1525 West Wt Harris Boulevard
Charlotte, NC 28288-0001                         176,483           10.25%

NFS LLC FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139                         152,862            8.88%

ING Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ  08873-4162                         442,143           25.69%

                   AllianceBernstein 2015 Retirement Strategy
                   ------------------------------------------

                                                 No. of
Name and Address                             Shares of Class    % of Class
----------------                             ---------------    ----------

Class A
--------

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn:  Ralph Campbell
105 Rosemont Road
Westwood, MA  02090-2318                       1,181,281           11.02%

Great West Life & Annuity
GWLA-FFII-AllianceBernstein 2015 Rt
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                 595,761            5.56%

Orchard Trust Co TTEE
Employee Benefits Clients
8515 E. Orchard Rd, # 2T2
Greenwood Village, CO 80111-5002                 826,125           7.70%

Orchard Trust Co LLC
FBO Catholic Diocese of Green Bay
C/O Fascore LLC
8515 E Orchard Rd # 2T2
Greenwood Village, CO 80111-5002                 682,125           6.36%

Class B
-------

Edward D. Jones & Co.
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland HTS, MO  63043-3009                      20,221            7.88%

Class C

MLPF&S for the Sole Benefit of its
Customers
Attn:  Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484                     158,707           45.20%

Morgan Stanley & Co.
Harborside Financial Center
Plaza II, 3rd Floor
Jersey City, NJ  07311                            18,574            5.29%

MG Trust Co. Cust
FBO International Quality Consultants
700 17th Street, Suite 300
Denver, CO 80202-3531                             21,653            6.17%

Advisor Class
-------------

American United Life Cust FBO
American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                      827,151           53.68%

Wells Fargo Bank NA
Wellspan RSP
c/o Fascore LLC
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                 114,704            7.44%

New York Life Trust Company
Crowder Construction Company
51 Madison Avenue, Room 117A
New York, NY 10010-1603                          139,022            9.02%

Class I
-------

Wells Fargo Bank NA
FBO Ret. Plan Svcs.
P.O. Box 1533
Minneapolis, MN  55480-1533                    1,441,976           26.13%

Brown Brothers Harriman & Co
525 Washington Blvd
Jersey City, NJ  07310-1606                      536,608            9.72%

Mac & Co.
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198                        505,522            9.16%

Mac & Co.
Attn: Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198                      1,741,458           31.56%

Class K
-------

Mercer Trust Co. TTEE
FBO Solo Cup Co., Profit Sharing Plus Plan
1 Investors Way, MSC N-3-G
Norwood, MA 02062-1599                           878,250            7.40%

FIIOC As Agent for Certain Employee
Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987                      1,038,890            8.76%

New York Life Trust Company Tree of Life
Inc.
Retirement Savings Plan
169 Lackawanna Avenue
Parsippany, NJ 07054-1007                        792,429            6.68%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY 10577-2139                        1,099,371            9.27%

Reliance Trust Company FBO
Retirement Plans Serviced by Metlif
8515 E. Orchard Road, #2T2
Greenwood Village, CO  80111-5002              2,948,791           24.86%

Class R
-------

ING Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ  08873-4162                       1,136,798           31.49%

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN  46206-9102                     183,189            5.07%

Wachovia Bank
FBO Crosstex Energy Services LP 401(k)
1525 West Wt. Harris Boulevard
Charlotte, NC  28288-0001                        356,331            9.87%

NFS LLC
FEBO State Street Bank Trust Co. TTEE
Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139                         371,263           10.28%

                   AllianceBernstein 2020 Retirement Strategy
                   ------------------------------------------

                                                 No. of
Name and Address                             Shares of Class    % of Class
----------------                             ---------------    ----------

Class A
-------

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn: Ralph Campbell
105 Rosemont Road
Westwood, MA  02090-2318                       1,990,895           15.97%

Great West Life & Annuity
GWLA-FFII-AllianceBernstein 2020 RT
8515 E. Orchard Road, #2T2
Greenwood Village, CO 8011-5002                  711,036            5.70%

Orchard Trust Company TTEE
Employee Benefits Clients
8515 E. Orchard Road, #2T2
Greenwood Village, CO 8011-5002                  883,870            7.09%

ING Framework
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset NJ, 08873-4162                         1,130,382           9.07%

Class C
-------

MLPF&S for the Sole Benefit of its
Customers
Attn:  Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484                     262,382           49.21%

Advisor Class
-------------

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                      170,994           12.20%

American United Life Cust
FBO American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                      646,740           46.16%

New York Life Trust Company
Evening Post Published Company
& Affiliated Companies
51 Madison Avenue, Room 117A
New York, NY 10010-1603                          141,099           10.07%

Wells Fargo Bank NA
Wellspan RSP
c/o Fascore LLC
8515 E. Orchard Road, 2T2
Greenwood Village, CO  80111-5002                 87,552            6.25%

Wells Fargo Bank NA Custodian FBO
Washington County Public Schools 40
8515 E. Orchard Road, 2T2
Greenwood Village, CO  80111-5002                 71,203            5.08%

Class I
-------

MLPF&S for the Sole Benefit of its
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                      267,633            7.36%

Taynik & Co 401K Plan
c/o Investors Bank & Trust Co
200 Clarendon Street
Boston, MA 02116-5021                            315,709            8.68%

Wells Fargo Bank NA
FBO Ret. Plan Svcs.
P.O. Box 1533
Minneapolis, MN  55480-1533                    1,068,078           29.37%

New York Life Trust Company
Voith Paper Fabrics
Incentive Savings Plan
51 Madison Avenue, Room 117A
New York, NY 10010-1603                          350,959            9.65%

Mac & Co
Attn: Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198                        482,785           13.27%

Orchard Trust Company LLC TTEE Cust
Webcor Builders 401K PSP
P.O. Box 85484
San Diego, CA  92186-5484                        256,401            7.05%

Brown Brothers Harriman & Co.
525 Washington Blvd
Jersey City, NJ  07310-1606                      187,892            5.17%

Class K
-------

Mercer Trust Co. TTEE
FBO Solo Cup Co., Profit Sharing Plus Plan
1 Investors Way MSC N-3-G
Norwood, MA 02062-1599                           988,427            5.56%

FIIOC As Agent for Certain Employee
Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987                      2,202,924           12.40%

Reliance Trust Company FBO
Retirement Plans Serviced by Metlif
8515 E. Orchard Road, #2T2
Greenwood Village, CO  80111-5002              4,060,520           22.86%

New York Life Trust Company
Tree of Life Inc.
Retirement Savings Plan
169 Lackawanna Avenue
Parsippany, NJ 07054-1007                      1,131,392            6.37%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY 10577-2139                        2,183,199           12.29%

Class R
-------

ING Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ  08873-4162                       1,193,139           25.80%

Charles Schwab & Co
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                    253,917            5.49%

Wachovia Bank
FBO Crosstex Energy Services L.P. 401(k)
1525 West Wt. Harris Boulevard
Charlotte, NC  28288-0001                        420,830            9.10%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139                         497,718           10.76%

                   AllianceBernstein 2025 Retirement Strategy
                   ------------------------------------------

                                                 No. of
Name and Address                             Shares of Class    % of Class
----------------                             ---------------    ----------

Class A
-------

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn:  Ralph Campbell
105 Rosemont Road
Westwood, MA  02090-2318                       1,275,298           10.35%

Orchard Trust Company LLC TTEE
Employee Benefits Clients
8515 E. Orchard Road, # 2T2
Greenwood Village, CO 80111-5002               1,031,403            8.37%

Great West Life & Annuity
GWLA-FFII-AllianceBernstein 2025 R
8515 E. Orchard Road, #2T2
Greenwood Village, CO  80111-5002              1,268,122           10.29%

ING Framework
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset NJ, 08873-4162                          878,729            7.13%

Class B
-------

Pershing LLC
P.O. Box 2052
Jersey City, NJ  07303-2052                       18,704           11.16%

Class C
-------

MLPF&S for the Sole Benefit of its
Customers
Attn:  Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484                     185,631           51.20%

Advisor Class
-------------

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                      127,889           10.67%

American United life Cust
FBO American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                      524,820           43.78%

Wells Fargo Bank NA
Wellspan RSP
c/o Fascore LLC
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                 185,614           15.48%

Orchard Trust Company TTEE
Employee Benefits Clients
8515 E. Orchard Road, 2T2
Greenwood Village, CO  80111-5002                 74,765            6.24%

Class I
-------

Wells Fargo Bank NA
FBO Ret. Plan Svcs.
P.O. Box 1533
Minneapolis, MN  55480-1533                      981,251           32.94%

New York Life Trust Co.
Voith Paper Fabrics
Incentive Savings Plan
51 Madison Ave, Room 117A
New York, NY 10010-1603                          330,490           11.10%

Mac & Co.
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198                        379,082           12.73%

Taynik & Co 401K Plan
c/o State Street Bank
200 Clarendon Street
Boston, MA 02116-5021                            225,986            7.59%

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                    173,410            5.82%

Class K
-------

Mercer Trust Co. TTEE
FBO Solo Cup Co. PS Plus Plan
1 Investors Way, MSC N-3-G
Norwood, MA 02062-1599                         1,057,130            7.93%

FIIOC As Agent for Certain Employee
Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987                        916,343            6.87%

New York Life Trust Company
Tree of Life Inc.
Retirement Savings Plan
169 Lackawanna Avenue
Parsippany, NJ 07054-1007                      1,338,456           10.04%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY 10577-2139                        1,642,924           12.32%

Reliance Trust Company FBO
Retirement Plans Serviced by Metlife
8515 E Orchard Road, #2T2
Greenwood Village, CO  80111-5002              2,834,144           21.26%

Class R
-------

MLPF&S for the Sole Benefit of its
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                      360,728            8.31%

ING Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ  08873-4162                       1,206,577           27.79%

Wachovia Bank
FBO Crosstex Energy Services L.P. 401(k)
1525 West Wt. Harris Boulevard
Charlotte, NC  28288-0001                        378,822            8.72%

NFS LLC
FEBO State Street Bank Trust Co. TTEE
Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139                         410,516            9.45%

Hartford Life Insurance Company
Separate Account 401
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999                          295,029            6.80%

                   AllianceBernstein 2030 Retirement Strategy
                   ------------------------------------------

                                                 No. of
Name and Address                             Shares of Class    % of Class
----------------                             ---------------    ----------

Class A
-------

ING Framework
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset NJ, 08873-4162                          578,423            5.91%

State Street Bank and Trust
FBO ADP/MSDW Alliance
Attn: Ralph Campbell
105 Rosemont Road
Westwood, MA 02090-2318                        1,439,378           14.71%

Great West Life & Annuity
GWLA-FFII-AllianceBernstein 2030 R
8515 E. Orchard Road
Greenwood Village, CO  80111-5002                548,534            5.61%

Orchard Trust Company TTEE
Employee Benefits Clients
8515 E. Orchard Road
Greenwood Village, CO  80111-5002                931,788            9.52%

Class B
-------

Pershing LLC
PO Box 2052
Jersey City NJ, 07303-2052                        13,877            8.32%

Class C
-------

MLPF&S for the Sole Benefit of its
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                      282,174           53.69%

Advisor Class
-------------

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                      183,796           19.47%

American United Life Cust
FBO American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                      368,208           39.00%

Wells Fargo Bank NA
Wellspan RSP
c/o Fascore LLC
8515 E. Orchard Road, # 2T2
Greenwood Village, CO 80111-5002                 156,521           16.58%

Class I
-------

MLPF&S for the Sole Benefit of its
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                      128,369            5.78%

Wells Fargo Bank NA
FBO Ret. Plan Svcs.
P.O. Box 1533
Minneapolis, MN  55480-1533                      567,530           25.54%

Taynik & Co. 401K Plan
c/o State Street Bank
200 Clarendon Street
Boston, MA 02116-5021                            243,919           10.98%

Mac & Co.
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198                        371,907           16.74%

Class K
-------

Reliance Trust Company FBO
Retirement Plans Serviced by Metlif
8515 E. Orchard Road, #2T2
Greenwood Village, CO  80111-5002              2,432,134           19.91%

FIIOC As Agent for Certain Employee
Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987                      1,136,829            9.31%

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                  1,113,229            9.11%

New York Life Trust Company
Tree of Life Inc.
Retirement Savings Plan
169 Lackawanna Avenue
Parsippany, NJ 07054-1007                      1,010,007            8.27%

Mercer Trust Co. TTEE
FBO Solo Cup Co. Profit Sharing Plus Plan
1 Investors Way
Norwood, MA 02062-1599                           690,138            5.65%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY 10577-2139                        1,529,805           12.52%

Class R
-------

MLPF&S for the Sole Benefit of its
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                      259,972            6.64%

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                    293,844            7.50%

NFS LLC
FEBO State Street Bank Trust Co. TTEE
Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139                         267,686            6.83%

Hartford Life Insurance Company
Separate Account 401
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999                          228,159            5.83%

ING Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ  08873-4162                         980,506           25.04%

Orchard Trust Co TTEE
Employee Benefits Clients
8515 E. Orchard Road, #2T2
Greenwood Village, CO  80111-5002                211,733            5.41%

                   AllianceBernstein 2035 Retirement Strategy
                   ------------------------------------------

                                                 No. of
Name and Address                             Shares of Class    % of Class
----------------                             ---------------    ----------

Class A
-------

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn:  Ralph Campbell
105 Rosemont Road
Westwood, MA  02090-2318                       1,031,987           13.69%

Orchard Trust Company TTEE
Employee Benefit Clients
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                 548,411            7.27%

Great West List & Annuity
GWLA-FII-AllianceBernstein 2035 RT
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002                 496,996            6.59%

ING Framework
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset NJ, 08873-4162                          485,322            6.44%

Class B
-------

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                         6,191            5.33%

Frontier Trust Company
c/f John C. Mercer SEP IRA
4352 Sutler Hill Square
Fairfax, VA  22033-4258                            9,998            8.61%

Class C
-------

MLPF&S for the Sole Benefit of its
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                       98,846           35.91%

MG Trust Company Customer FBO
Rajeeb Guharoy
700 17th Street Suite 300
Denver CO, 80202-3531                             16,576            6.02%

Advisor Class
-------------

Reliance Trust Company FBO
Retirement Plans Serviced by Metlif
8515 E Orchard Road 2T2
Greenwood Village, CO  80111-5002                 71,672            9.10%

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                      128,427           16.31%

American United Life Cust
FBO American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                      213,621           27.14%

Wells Fargo Bank NA
Wellspan RSP
c/o Fascore LLC
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                 148,380           18.85%

New York Life Trust Company
Crowder Construction Co.
51 Madison Avenue, Room 117A
New York, NY  10010-1603                          41,135            5.23%

Class I
-------

Orchard Trust Company LLC TTEE Cust
George Little MGMT LLC 401K PSP
8515 E Orchard Road 2T2
Greenwood Village, CO  80111-5002                 90,091            5.30%

Taynik & Co 401K Plan
c/o State Street Bank
200 Clarendon Street
Boston, MA 02116-5021                            157,951            9.30%

Wells Fargo Bank NA
FBO Ret. Plan Svcs.
P.O.  Box 1533
Minneapolis, MN  55480-1533                      492,416           28.98%

MAC & Co.
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198                        258,540           15.21%

Class K
-------

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                    539,064            6.89%

FIIOC As Agent for Certain Employee
Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987                        563,691            7.20%

Reliance Trust Company FBO
Retirement Plans Serviced by Metlif
8515 E Orchard Road 2T2
Greenwood Village, CO  80111-5002              1,846,877           23.60%

New York Life Trust Company
Tree of Life Inc.
Retirement Savings Plan
169 Lackawanna Avenue
Parsippany, NJ 07054-1007                        617,549            7.89%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY 10577-2139                          848,030           10.84%

Class R
-------

MLPF&S for the Sole Benefit of its
Customers
Attn:  Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484                     165,848            6.36%

ING Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ  08873-4162                         869,043           33.35%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139                         240,376            9.23%

Orchard Trust Company LLC TTEE
Employee Benefits Clients
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                 135,176            5.19%

                   AllianceBernstein 2040 Retirement Strategy
                   ------------------------------------------

                                                 No. of
Name and Address                             Shares of Class    % of Class
----------------                             ---------------    ----------

Class A
-------

Great West Life & Annuity
GWLA-FFII-AllianceBernstein 2040 RE
8515 E. Orchard Road
Greenwood Village, CO  80111-5002                323,354            5.16%

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn:  Ralph Campbell
105 Rosemont Road
Westwood, MA  02090-2318                       1,031,580           16.48%

Orchard Trust Company TTEE
Employee Benefits Clients
8515 E. Orchard Road
Greenwood Village, CO  80111-5002                405,886            6.48%

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA 94104-4151                     365,115            5.83%

Class B
-------

Pershing LLC
P.O. Box 2052
Jersey City, NJ  07303-2052                        5,894            5.62%

Frontier Trust Company Cust.
FBO Mary K. Nagy IRA Rollover
9 Bronia Street
Howell, NJ  07731-3804                             6,278            5.98%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                         6,226            5.93%

Class C
-------

MLPF&S for the Sole Benefit of its
Customers
Attn:  Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484                     154,211           54.62%

Advisor Class
-------------

Reliance Trust Company FBO
Retirement Plans Serviced by Metlif
8515 E Orchard Road 2T2
Greenwood Village, CO  80111-5002                102,560           14.72%

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                       96,655           13.87%

American United Life Cust
FBO American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                      164,085           23.55%

Wells Fargo Bank NA
Wellspan Rsp
c/o Fascore LLC
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                 142,650           20.47%

Class I
-------

MLPF&S   For  the  Sole   Benefit  of  Its
Customers
Attn: Fund Administration
4800 Deer Lake Drive E FL 2
Jacksonville, FL  32246-6484                      74,472            5.40%

Taynik & Co. 401K Plan
c/o State Street Bank
200 Clarendon Street
Boston, MA 02116-5021                            127,679            9.25%

Wells Fargo Bank NA
FBO Ret. Plan Svcs.
P.O.  Box 1533
Minneapolis, MN  55480-1533                      364,087           26.38%

MAC & Co.
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198                        285,915           20.72%

Orchard Trust Company LLC TTEE CUST
Webcor Builders 401K PSP
P.O. Box 85484
San Diego, CA 92186-5484                          93,507            6.78%

Class K
-------

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                    925,573           15.58%

FIIOC As Agent for Certain Employee
Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987                        557,861            9.39%

Reliance Trust Company FBO
Retirement Plans Serviced by Metlif
8515 E Orchard Road 2T2
Greenwood Village, CO  80111-5002              1,313,009           22.10%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY 10577-2139                          700,013           11.78%

Class R
-------

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                    236,646            9.57%

Wachovia Bank
FBO Crosstex Energy Services LP 401(k)
1525 West Wt. Harris Boulevard
Charlotte, NC  28288-0001                        126,860            5.13%

ING Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ  08873-4162                         535,566           21.65%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139                         231,254            9.35%

Hartford Life Insurance Company
Separate Account 401
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999                          165,603            6.69%

                   AllianceBernstein 2045 Retirement Strategy
                   ------------------------------------------

                                                 No. of
Name and Address                             Shares of Class    % of Class
----------------                             ---------------    ----------

Class A
-------

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn:  Ralph Campbell
105 Rosemont Road
Westwood, MA  02090-2318                         763,569           16.82%

Orchard Trust Company TTEE
Employee Benefits Clients
8515 E. Orchard Road, #2T2
Greenwood Village, CO  80111-5002                340,131            7.49%

Wachovia Bank
FBO Jet Aviation Holdings Inc. 401(k)
1525 West Wt. Harris Boulevard
Charlotte, NC  28288-0001                        282,938            6.23%

Great West Life & Annuity
GWLA-FFII-AllianceBernstein 2045 Ret.
8515 E. Orchard Road, #2T2
Greenwood Village, CO  80111-5002                414,653            9.13%

Class B
-------

Frontier Trust Company
C/F Julie A Silva IRA Rollover
4 Tina Rd
Millville MA,  01529-1766                          3,759            9.61%

Frontier Trust Company
c/f Robert F. Howarth IRA
7220 Wedding Ring Way
Columbia, MD  21045-5239                           3,972           10.15%

Class C
-------

MLPF&S for the Sole Benefit of its
Customers
Attn:  Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484                      71,427           46.49%

Advisor Class
-------------

Reliance Trust Company FBO
Retirement Plans Serviced by Metlif
8515 E Orchard Road 2T2
Greenwood Village, CO  80111-5002                185,913           30.68%

American United Life Cust FBO
American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                       92,829           15.32%

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                       61,774           10.19%

Wells Fargo Bank NA
Wellspan RSP
c/o Fascore LLC
8515 E. Orchard Rd, #2T2
Greenwood Village, CO 80111-5002                 122,914           20.28%

Class I
-------

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA 94101-4151                      56,410            5.70%

AIG Retirement Services Company
FBO AIGFSB Cust TTEE FBO
Suffolk County
292 Allen Parkway A6-20
Houston, TX 77019-2118                            69,783            7.05%

Wells Fargo Bank NA
FBO Ret. Plan Svcs.
P.O.  Box 1533
Minneapolis, MN  55480-1533                      481,148           48.64%

Taynik & Co 401K Plan
c/o State Street Bank
200 Clarendon Street
Boston, MA  02116-5021                            60,382            6.10%

Class K
-------

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                    365,313           11.07%

FIIOC As Agent for Certain Employee
Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987                        282,758            8.57%

Reliance Trust Company FBO
Retirement Plans Serviced by Metlif
8515 E. Orchard Road 2T2
Greenwood Village, CO  80111-5002                723,365           21.91%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY 10577-2139                          396,781           12.02%

Class R
-------

MLPF&S for the Sole Benefit of its
Customers
Attn:  Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484                      95,393            6.15%

Hartford Life Insurance Company
Separate Account 401
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999                           86,094            5.55%

ING Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ  08873-4162                         458,336           29.54%

Wachovia Bank
Crosstex Energy Services L.P. 401(k)
1525 West Wt. Harris Boulevard
Charlotte, NC  28288-0001                        121,394            7.82%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139                         128,080            8.25%

                   AllianceBernstein 2050 Retirement Strategy
                   ------------------------------------------

                                                 No. of
Name and Address                             Shares of Class    % of Class
----------------                             ---------------    ----------

Class A
-------

Orchard Trust Company LLC FBO Putnam INV
FBO Recordkeeping for Various Benefit
8515 E. Orchard Road, #2T2
Greenwood Village, CO  80111-5002                 38,337            8.90%

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn: Ralph Campbell
105 Rosemont Road
Westmood, MA 02090-2318                           77,860           18.07%

Orchard Trust Company LLC TTEE
Employee Benefits Clients
8515 E. Orchard Road, #2T2
Greenwood Village, CO  80111-5002                 84,982           19.72%

Great West Life & Annuity
c/o Fascore LLC
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                  34,679            8.05%

Class B
-------

LPL Financial Services
9785 Towne Centre Drive
San Diego, CA 92121-1968                             662           15.32%

Frontier Trust Company
c/f Vanessa M. Cabana IRA Rollover
112 Pulaski Boulevard
Bellingham, MA 02019-2743                          1,317           30.49%

Frontier Trust Company
c/f  Robert M. Witt Roth IRA
473 Western Avenue
Albany, NY 12203-1512                                429            9.94%

Frontier Trust Company
c/f  Danielle K. Dear Roth IRA
6559 Royal Parkway N.
Lockport, NY 14094-6615                              661           15.30%

First Clearing LLC
Christopher J. Suzadail IRA FCC as
Custodian
319 Adams Street
Williamsport, PA  17701-2301                         249            5.75%

Alliance Capital Management LP
Attn: Raymond Cardosi-Seed Account
1 N Lexington Ave
White Plains NY, 10601-1712                        1,000           23.15%

Class C
-------

MLPF&S for the Sole Benefit of its
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                       11,094           55.18%

S.P.E.A.R. Physical Therapy
FBO Jessica Kruth
Daniel Rootenberg & David Endres Trustees
120 E. 56th Street, Suite 1010
New York, NY 10022-3652                            1,512            7.52%

S.P.E.A.R. Physical Therapy
FBO Ryan Kitzen
Daniel Rootenberg & David Endres Trustees
120 E. 56th Street, Suite 1010
New York, NY 10022-3652                            1,961            9.76%

Advisor Class
-------------

American United Life Cust
FBO American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                       33,218           16.42%

Wells Fargo Bank NA
FBO Wellspan RSP
8515 E. Orchard Road, #2T2
Greenwood Village, CO 8011-5002                  123,772           61.19%

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                       21,348           10.55%

New York Life Trust Company
Evening Post Published Company &
Affiliated Companies
51 Madison Ave., Room 117A
New York, NY 10010-1603                           13,464            6.66%

Class I
-------

MLPF&S for the Sole Benefit of its
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                       37,431           39.44%

NFS LLC FEBO
Marshall & Ilsley Trust Co. NA
FBO Bank 98 DLY RCRDKPG
Attn: Mut Funds 11270 W. Park Place
Suite 400
Milwaukee, WI 53224-3638                          12,579           13.25%

Taynik & Co. 401(k) Plan
c/o State Street Bank
200 Clarendon Street
Boston, MA  02116-5021                            29,531           31.12%

Class K
-------

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                    223,656           36.24%

FIIOC As Agent for Certain Employee
Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987                        178,694           28.95%

Class R
-------

MLPF&S for the Sole Benefit of its
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                       12,316            5.04%

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn: Ralph Campbell
105 Rosemont Road
Westwood, MA 02090-2318                           37,806           15.48%

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                       27,123           11.10%

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                     49,669           20.33%

NFS LLC
FEBO State Street Bank Trust Co.
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139                          29,195           11.95%

                   AllianceBernstein 2055 Retirement Strategy
                   ------------------------------------------

                                                 No. of
Name and Address                             Shares of Class    % of Class
----------------                             ---------------    ----------

Class A
-------

MG Trust Co Cust
FBO Universal Fellowship of Metropolitan
700 17th Street, Suite 300
Denver, CO 80202-3531                              5,234            5.08%

State Street Bank & Trust
FBO: ADP/MSDW Alliance
Attn Ralph Campbell
105 Rosemont Road
Westwood, MA 02090-2318                           40,998           39.81%

MG Trust Co Cust
FBO Lithographics Inc. 401K Retirement
700 17th Street, Suite 300
Denver, CO 80202-3531                             16,061           15.59%

Class B
-------

LPL Financial Services
9785 Towne Centre Drive
San Diego, CA 92121-1968                             552           20.17%

Frontier Trust Company
c/f Michael A. Salamanca IRA R/O
14271 S.W. 18th Street
Miami, FL 33175-7806                                 509           18.63%

Frontier Trust Company
c/f Elijah M. Abad Roth IRA
74 Covinton Cir.
Staten Island NY, 10312-1175                         369           13.50%

Alliance Capital Management LP
Attn: Raymond Cardosi-Seed Account
1 N Lexington Ave
White Plains NY, 10601-1721                        1,000           36.58%

Leonard J. Zemrac & Marilyn C. Zemrac
JTWROS
1303 Ivygreen Ct.
N Tonawanda NY, 14120-2310                           304           11.11%

Class C
-------

MLPF&S for the Sole Benefit of its
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                          790           22.39%

Frontier Trust Company
T.H. Weiss, Inc.
Anne Taylor Arnett
1755 Central Park Road Unit 3204
Charleston SC, 29412-2847                            245            6.96%

Alliance Capital Management LP
Attn: Raymond Cardosi-Seed Account
1 N Lexington Avenue
White Plains NY, 10601-1712                        1,000           28.36%

American Enterprise Investment Services
P.O. Box 9446
Minneapolis MN, 55474-0001                           569           16.15%

MG Trust Company Customer FBO
PSL North America LLC Employee SA
700 17th Street
Suite 300
Denver Co, 80202-3531                                261            7.41%

Frontier Trust Company
c/f John Murphy Roth IRA
16 Rene Court
Wayne NJ 07470-8415                                  340            9.65%

Advisor Class
-------------

American United Life Cust
FBO American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                        3,035            6.40%

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                        7,132           15.04%

Wells Fargo Bank NA
Wellspan RSP
c/o Fascore LLC
8515 E. Orchard Road, #2T2
Greenwood Village, CO 80111-5002                  33,196           70.00%

Class I
-------

Taynik & Co. 401K Plan
C/O State Street Bank
200 Clarendon Street
Boston, MA 02116-5021                              5,943           67.84%

Alliance Capital Management LP
Attn: Raymond Cardosi-Seed Account
1 N Lexington Avenue
White Plains, NY  10601-1721                       1,000           11.41%

Orchard Trust Company LLC TTEE Cust
J. D'Addario & Company MPP
8515 E. Orchard Road, 2T2
Greenwood Village, CO  80111-5002                    556            6.34%

Class K
-------

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA  94104-4151                     11,331            6.03%

FIIOC As Agent for Certain Employee
Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987                         81,786           43.52%

NFS LLC FEBO
State Street Bank Trust Co
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY 10577-2139                           24,697           13.14%

Orchard Trust Company LLC TTEE
FBO Miami Diver Inc 401K PSP
8515 E Orchard Road #2T2
Greenwood Village, CO 80111-5002                  15,135            8.05%

Orchard Trust Company LLC TTEE
FBO B&G Wholesale 401K
8515 E Orchard Road #2T2
Greenwood Village, CO 80111-5002                  12,979            6.91%

Class R
-------

State Street Bank & Trust
FBO ADP/MSDW Alliance
Attn: Ralph Campbell
105 Rosemont Road
Westwood, MA 02090-2318                            3,577            7.85%

American United Life Cust
FBO Aul American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                        8,146           17.88%

American United Life Cust
FBO American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                        4,375            9.60%

NFS LLC FEBO
State Street Bank Trust Co
TTEE Various Retirement Plans
4 Manhattanville Road
Purchase, NY 10577-2139                            3,491            7.66%

MLPF&S for the Sole Benefit of its
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                        5,225           11.47%

MG Trust Co Cust FBO
The David Group Profit Sharing Plan and
Trust
700 17th Street, Suite 300
Denver, CO 80202-3531                              2,388            5.24%

MG Trust Co Cust FBO
Blue Canopy Group LLC
700 17th Street, Suite 300
Denver, CO 80202-3531                              5,351           11.74%

Custodian
---------

          State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, will act as each Strategy's custodian for the assets of such Strategy but plays no part in deciding the purchase or sale of portfolio securities.

Principal Underwriter
---------------------

          ABI, an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of each Strategy. Under the Distribution Services Agreement between the Strategies and ABI, the Strategies have agreed to indemnify ABI, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

          Legal matters in connection with the issuance of the shares of Common Stock offered hereby are passed upon by Seward & Kissel LLP, New York, New York.

Independent Registered Public Accounting Firm
---------------------------------------------

          KPMG LLP, 345 Park Avenue, New York, NY 10154, serves as the independent registered public accounting firm for the Strategies.

Additional Information
----------------------

          Any shareholder inquiries may be directed to the shareholder's financial intermediary or to ABIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Strategies with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

--------------------------------------------------------------------------------

                            FINANCIAL STATEMENTS AND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

          The financial statements of the Strategies for the fiscal year ended August 31, 2009 and the report of KPMG LLP, independent registered public accounting firm, are incorporated herein by reference to the Strategies' annual report. The annual report was filed on Form N-CSR with the Commission on November 4, 2009. This report is available without charge upon request by calling ABIS at (800) 227-4618.

--------------------------------------------------------------------------------

                                   APPENDIX A:

                            STATEMENT OF POLICIES AND
                          PROCEDURES FOR VOTING PROXIES

--------------------------------------------------------------------------------

1.   Introduction

     As a registered investment adviser, AllianceBernstein L.P. ("AllianceBernstein", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

     This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein's growth, value and blend investment groups investing on behalf of clients in both US and non-US securities.

2.   Proxy Policies

     This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

     2.1. Corporate Governance

          AllianceBernstein's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the Securities and Exchange Commission in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

     2.2. Elections of Directors

          Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may withhold votes for directors (or vote against directors in non-US markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible). In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the primary exchange on which the company's shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled. Finally, because we believe that cumulative voting in a single shareholder class structures provide a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

     2.3. Appointment of Auditors

          AllianceBernstein believes that the company remains in the best position to choose its auditors, so we will generally support management's recommendation. However, we recognize that there are inherent conflicts when a company's independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to US issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

     2.4. Changes in Legal and Capital Structure

          Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management's recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

     2.5. Corporate Restructurings, Mergers and Acquisitions

          AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

     2.6. Proposals Affecting Shareholder Rights

          AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

     2.7. Anti-Takeover Measures

          AllianceBernstein believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

     2.8. Executive Compensation

          AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. In markets where remuneration reports are not required for all companies (for instance, in the U.S. such reports are required only for companies that receive funds from the Troubled Asset Relief Program ("TARP") but not other companies), we will generally support shareholder proposals asking the board to adopt a policy (i.e., "say on pay") that the company's shareholders be given the opportunity to vote on an advisory resolution to approve the compensation committee's report. Although "say on pay" votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that the important common objective of management and shareholders is met, which is maximizing the value of the company. In markets where votes to approve remuneration reports are required, we review the reports on a case-by-case basis. With respect to companies that receive governmental assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission ("SEC") took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued its modified executive compensation disclosure rules in 2006. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation including proposals that seek to specify the measurement of performance based compensation, if the company is subject to SEC rules. We will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

     2.9. Social and Corporate Responsibility

          AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.   Proxy Voting Procedures

     3.1. Proxy Voting Committees

          Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

     3.2. Conflicts of Interest

          AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer's proxy. Similarly, AllianceBernstein may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients' best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the proxy committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.


          Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

     3.3. Proxies of Certain Non-US Issuers

          Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

          In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein's voting instructions. Although it is AllianceBernstein's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

     3.4. Loaned Securities

          Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

     3.5. Proxy Voting Records

          You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, go to the Securities and Exchange Commission's web site at www.sec.gov or call
          AllianceBernstein at (800) 227-4618.

SK 00250 0157 1037258 v2

                                     PART C
                                OTHER INFORMATION

ITEM 23.  Exhibits

     (a) (1) Articles of Incorporation of Registrant - Incorporated by reference to Exhibit (a) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on April 26, 2002.

          (2) Articles Supplementary to the Articles of Incorporation of the Registrant dated July 31, 2003 and filed August 1, 2003 - Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on October 9, 2003.

          (3) Articles Supplementary to the Articles of Incorporation of the Registrant dated January 18, 2005 and filed January 20, 2005 - Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on January 31, 2005.

          (4) Articles Supplementary to the Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on July 6, 2005.

          (5) Articles Supplementary to the Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21801), filed with the Securities and Exchange Commission on May 31, 2006.

          (6) Articles Supplementary to the Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on June 29, 2007.

     (b) Amended and Restated Bylaws of the Registrant - Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on March 15, 2006.

     (c)  Not applicable.

     (d) (1) Form of Amended Advisory Agreement between the Registrant and AllianceBernstein L.P. - Incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on May 31, 2006.

          (2) Form of Amended Advisory Agreement between the Registrant and AllianceBernstein L.P. - Incorporated by reference to Exhibit
               (d)(2) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on June 29, 2007.

     (e) (1) Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Investment Research and Management, Inc.) - Incorporated by reference to Exhibit (e)(1) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on July 9, 2002.

          (2) Form of Amendment to the Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on December 17, 2003.

          (3) Form of Amendment to the Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on January 31, 2005.

          (4) Form of Amendment to the Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on July 6, 2005.

          (5) Form of Amendment to the Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on May 31, 2006.

          (6) Form of Amendment to the Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on June 29, 2007.

          (7) Form of Selected Dealer Agreement between AllianceBernstein Investments, Inc. and selected dealers offering shares of the Registrant - Incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 15, 2009.

          (8) Form of Selected Agent Agreement between AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Investment Research and Management, Inc.) and selected agents making available shares of Registrant - Incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on January 31, 2005.

          (9) Selected Dealer Agreement between AllianceBernstein Investments, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated making available shares of the Registrant effective April 30, 2009 with respect to the AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy and U.S. Large Cap Portfolio - Incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 15, 2009.


          (10) Load Fund Operating Agreement between AllianceBernstein Investments, Inc. and Charles Schwab & Co., Inc. making available shares of the Registrant, dated as of June 1, 2007 - Incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 15, 2009.


          (11) Cooperation Agreement between AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Research Management, Inc.) and UBS AG, dated November 1, 2005 - Incorporated by reference to Exhibit (e)(10) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 15, 2009.

     (f)  Not applicable.

     (g) Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on July 6, 2005.

     (h) (1) Form of Transfer Agency Agreement between the Registrant and AllianceBernstein Investor Services, Inc. - Incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on July 9, 2002.

          (2) Form of Expense Limitation Undertaking - Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on July 6, 2005.

          (3)  Form of Expense Limitation Undertaking by AllianceBernstein L.P.
               - Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on May 31, 2006.

          (4)  Form of Expense Limitation Undertaking by AllianceBernstein L.P.
               - Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on June 29, 2007.

     (i) Opinion and Consent of Seward & Kissel LLP relating solely to Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of the AllianceBernstein U.S. Large Cap Portfolio, AllianceBernstein 2000 Retirement Strategy, the AllianceBernstein 2005 Retirement Strategy, the AllianceBernstein 2010 Retirement Strategy, the AllianceBernstein 2015 Retirement Strategy, the AllianceBernstein 2020 Retirement Strategy, the AllianceBernstein 2025 Retirement Strategy, the AllianceBernstein 2030 Retirement Strategy, the AllianceBernstein 2035 Retirement Strategy, the AllianceBernstein 2040 Retirement Strategy, the AllianceBernstein 2045 Retirement Strategy, the AllianceBernstein 2050 Retirement Strategy and the AllianceBernstein 2055 Retirement Strategy of the Registrant - Filed herewith.

     (j) Consent of Independent Registered Public Accounting Firm - Filed herewith.

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  Rule 12b-1 Plan - See exhibit (e)(1) hereto.

     (n) (1) Amended and Restated Rule 18f-3 Plan - Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on November 1, 2004.

          (2) Form of Amended and Restated Rule 18f-3 Plan - Incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081), filed with the Securities and Exchange Commission on January 31, 2005.

     (o)  Reserved.

     (p) (1) Code of Ethics for the Fund - Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. (File Nos. 2-48227 and 811-2383), filed with the Securities and Exchange Commission on October 6, 2000, which is substantially identical in all material respects except as to the party which is the Registrant.

          (2) Code of Ethics for AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 15, 2009.

     Other Exhibits:

          Powers of Attorney for: John H. Dobkin, Michael J. Downey, William H. Foulk, Jr., D. James Guzy, Nancy P. Jacklin, Robert M. Keith, Garry
          L. Moody, Marshall C. Turner, Jr. and Earl D. Weiner - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 333-87002 and 811-21081, filed with the Securities and Exchange Commission on December 30, 2008.

ITEM 24.  Persons Controlled by or Under Common Control with the Fund.

          None.

ITEM 25.  Indemnification

          It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a) in response to Item 23, Article VIII and Article XI of the Registrant's Amended and Restated Bylaws filed as Exhibit (b) in response to Item 23 and Section 10 of the Distribution Services Agreement filed as Exhibit (e)(1) in response to Item 23, all as set forth below. The liability of the Registrant's directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Incorporation, and Article VIII, Section 7 and Article XI, of the Registrant's Bylaws, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d) in response to Item 23 of this Registration Statement, as set forth below.

Article EIGHTH of the Registrant's Articles of Incorporation reads as follows:

          "(1) To the full extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not that person is a director or officer at the time of any proceeding in which liability is asserted.

          "(2) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the full extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and may do so to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the full extent permitted by the Maryland General Corporation Law.

          "(3) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          "(4) References to the Maryland General Corporation Law in this Article are to that law as from time to time amended. No amendment to the Charter of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment."

Article VIII, Section 7 of the Registrant's Bylaws reads as follows:

          "Section 7. Insurance Against Certain Liabilities. The Corporation may obtain liability insurance for its directors and officers to the extent permitted by the 1940 Act."

Article XI of the Registrant's Bylaws reads as follows:

          "To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity. The Corporation may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. The termination of any claim, action, suit or other proceeding involving any person, by judgment, settlement (whether with or without court approval) or conviction or upon a plea of guilty or nolo contendere, or its equivalent, shall not create a presumption that such person did not meet the standards of conduct required for indemnification or payment of expenses to be required or permitted under Maryland law, these Bylaws or the Charter. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the 1940 Act. The indemnification and payment of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

          Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption."

          The Advisory Agreement between the Registrant and AllianceBernstein L.P. provides that AllianceBernstein L.P. will not be liable under the agreement for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing therein shall be deemed to protect, or purport to protect, AllianceBernstein L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

          The Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Investment Research and Management, Inc.) provides that the Registrant will indemnify, defend and hold AllianceBernstein Investments, Inc., and any person who controls it within the meaning of Section 15 of the Securities Act of 1933, as amended (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands, or liabilities and any counsel fees incurred in connection therewith) which AllianceBernstein Investments, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

          The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, which is filed as Exhibit (a) and incorporated by reference herein, and the By-Laws, the Advisory Agreement between Registrant and AllianceBernstein L.P. and the Distribution Services Agreement between Registrant and AllianceBernstein Investments, Inc. which are filed in response to
          Item 23.

          Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

          The Registrant participates in a Joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by AllianceBernstein L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26.  Business and Other Connections of Investment Adviser.

          The descriptions of AllianceBernstein L.P. under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The information as to the directors and executive officers of AllianceBernstein Corporation, the general partner of AllianceBernstein L.P., set forth in AllianceBernstein L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27.  Principal Underwriters.

     (a) AllianceBernstein Investments, Inc. the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. AllianceBernstein Investments, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

               AllianceBernstein Balanced Shares, Inc.
               AllianceBernstein Bond Fund, Inc.
               AllianceBernstein Cap Fund, Inc.
               AllianceBernstein Corporate Shares
               AllianceBernstein Diversified Yield Fund, Inc.
               AllianceBernstein Exchange Reserves
               AllianceBernstein Fixed-Income Shares, Inc.
               AllianceBernstein Focused Growth & Income Fund, Inc. AllianceBernstein Global Bond Fund, Inc.
               AllianceBernstein Global Growth Fund, Inc.
               AllianceBernstein Global Real Estate Investment Fund, Inc. AllianceBernstein Global Thematic Growth Fund, Inc. AllianceBernstein Greater China '97 Fund, Inc.
               AllianceBernstein Growth and Income Fund, Inc.
               AllianceBernstein High Income Fund, Inc.
               AllianceBernstein Institutional Funds, Inc.
               AllianceBernstein Intermediate California Municipal Portfolio(1) AllianceBernstein Intermediate Diversified Municipal Portfolio(1) AllianceBernstein Intermediate New York Municipal Portfolio(1) AllianceBernstein International Portfolio(1)
               AllianceBernstein International Growth Fund, Inc.
               AllianceBernstein Large Cap Growth Fund, Inc.
               AllianceBernstein Municipal Income Fund, Inc.
               AllianceBernstein Municipal Income Fund II
               AllianceBernstein Short Duration Portfolio(1)
               AllianceBernstein Small/Mid Cap Growth Fund, Inc.
               AllianceBernstein Tax-Managed International Portfolio(1) AllianceBernstein Trust
               AllianceBernstein Utility Income Fund, Inc.
               AllianceBernstein Variable Products Series Fund, Inc.
               Sanford C. Bernstein Fund II, Inc.
               The AllianceBernstein Pooling Portfolios
               The AllianceBernstein Portfolios

----------
(1) This is a retail Portfolio of Sanford C. Bernstein Fund, Inc., which consists of Classes A, B and C shares.

          (b) The following are the Directors and Officers of AllianceBernstein Investments, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                               POSITIONS AND                 POSITIONS AND
                               OFFICES WITH                  OFFICES WITH
NAME                           UNDERWRITER                   REGISTRANT
----                           -----------                   ----------

Directors

Robert M. Keith               Director and President         President and Chief
                                                             Executive Officer

Mark R. Manley                Director and Secretary

Officers

Andrew L. Gangolf             Senior Vice President and      Assistant Secretary
                              Assistant General Counsel

Emilie D. Wrapp               Senior Vice President,         Secretary
                              Assistant General Counsel
                              and Assistant Secretary

Christopher S. Alpaugh        Senior Vice President

Audie G. Apple                Senior Vice President

Kenneth F. Barkoff            Senior Vice President

Steven R. Barr                Senior Vice President and
                              Assistant Secretary

Amy I. Belew                  Senior Vice President

Peter G. Callahan             Senior Vice President

Kevin T. Cannon               Senior Vice President

Russell R. Corby              Senior Vice President

John W. Cronin                Senior Vice President

Richard A. Davies             Senior Vice President

John C. Endahl                Senior Vice President

Adam E. Engelhardt            Senior Vice President

John Edward English           Senior Vice President

Edward J. Farrell             Senior Vice President and
                              Controller

Michael Foley                 Senior Vice President

Brian D. Gallary              Senior Vice President

Mark D. Gersten               Senior Vice President

Gunnar Halfdanarson           Senior Vice President

Kenneth L. Haman              Senior Vice President

Joseph P. Healy               Senior Vice President

Mary V. Kralis Hoppe          Senior Vice President

Harold Hughes                 Senior Vice President

Scott Hutton                  Senior Vice President

Oscar J. Isoba                Senior Vice President

Robert H. Joseph, Jr.         Senior Vice President and
                              Chief Financial Officer

Ajai M. Kaul                  Senior Vice President

Georg Kyd-Rebenburg           Senior Vice President

Eric L. Levinson              Senior Vice President

James M. Liptrot              Senior Vice President and
                              Assistant Controller

William Marsalise             Senior Vice President

Matthew P. Mintzer            Senior Vice President

Joanna D. Murray              Senior Vice President

Daniel A. Notto               Senior Vice President,
                              Counsel and Assistant Secretary

Jeffrey A. Nye                Senior Vice President

John J. O'Connor              Senior Vice President

Suchet Padhye (Pandurang)     Senior Vice President

Mark A. Pletts                Senior Vice President

Miguel A. Rozensztroch        Senior Vice President

Stephen C. Scanlon            Senior Vice President

John P. Schmidt               Senior Vice President

Gregory K. Shannahan          Senior Vice President

Elizabeth M. Smith            Senior Vice President

Mark Sullivan                 Senior Vice President

Peter J. Szabo                Senior Vice President

Joseph T. Tocyloski           Senior Vice President

Suzanne Ton                   Senior Vice President

Derek Yung                    Senior Vice President

Albert J. Angelus             Vice President

Peter J. Barron               Vice President

William G. Beagle             Vice President

DeAnna D. Beedy               Vice President

Christopher M. Berenbroick    Vice President

Chris Boeker                  Vice President

Brandon W. Born               Vice President

Richard A. Brink              Vice President

Shaun D. Bromley              Vice President

Brian Buehring                Vice President

Daniel W. Carey               Vice President

Alice L. Chan                 Vice President

Laura A. Channell             Vice President

Nelson Kin Hung Chow          Vice President

Flora Chuang                  Vice President

Peter T. Collins              Vice President

Joseph D. Connell, Jr.        Vice President

Michael C. Conrath            Vice President

Dwight P. Cornell             Vice President

Robert A. Craft               Vice President

Robert J. Cruz                Vice President

Silvio Cruz                   Vice President

John D. Curry                 Vice President

Walter F. Czaicki             Vice President

John M. D'Agostino            Vice President

Christine M. Dehil            Vice President

Giuliano De Marchi            Vice President

Darren K. DeSimone            Vice President

Daniel A. Dean                Vice President

Ralph A. DiMeglio             Vice President

Joseph T. Dominguez           Vice President

Kilie A. Donahue              Vice President

Bradford P. Doninger          Vice President

Barbara Anne Donovan          Vice President

Robert Dryzgula               Vice President

Daniel Ennis                  Vice President

Michael J. Eustic             Vice President

Hollie G. Fagan               Vice President

Matthew G. Fetchko            Vice President

Michael F. Foy                Vice President

Yuko Funato                   Vice President

Kevin T. Gang                 Vice President

Mark A. Gessner               Vice President

Mark C. Glatley               Vice President

Roger Goncalves               Vice President

Stefanie M. Gonzalez          Vice President

Kimberly A. Collins Gorab     Vice President

Tetsuya Hada                  Vice President

Brian P. Hanna                Vice President

Kenneth Handler               Vice President

John G. Hansen                Vice President

Terry L. Harris               Vice President

Michael S. Hart               Vice President

Youichi Hashimoto             Vice President

Daniel R. Hemberger           Vice President

Oliver Herson                 Vice President

Vincent Huang                 Vice President

Anthony D. Ialeggio           Vice President

Eric S. Indovina              Vice President

Kumar Jagdeo II               Vice President

Tina Kao                      Vice President

Julie E. (Gerstmayr) Kelly    Vice President

Matthew L. Joki               Vice President

Hiroshi Kimura                Vice President

Joseph B. Kolman              Vice President

Scott M. Krauthamer           Vice President

Jeffrey J. Lamb               Vice President

Christopher J. Larkin         Vice President

Chang Hyun Lee                Vice President

Jonathan M. Liang             Vice President

Karen (Yeow Ping) Lim         Vice President

Laurel E. Lindner             Vice President

Edward R. Lupo                Vice President

Jennifer L. Magill            Vice President

Todd Mann                     Vice President

Silvia Manz                   Vice President

Osama Mari                    Vice President

Jay G. McAndrew               Vice President

Kevin McGarry                 Vice President

Joseph R. McLean              Vice President

Nicola Meotti                 Vice President

Yuji Mihashi                  Vice President

Bart D. Miller                Vice President

David Mitchell                Vice President

Thomas F. Monnerat            Vice President

Hiroyuki Morishita            Vice President

Troy E. Mosconi               Vice President

Paul S. Moyer                 Vice President

Juan Mujica                   Vice President

John F. Multhauf              Vice President

Robert D. Nelms               Vice President

Jamie A. Nieradka             Vice President

Suzanne E. Norman             Vice President

John J. Onofrio               Vice President and
                              Assistant Treasurer

Ian J. O'Brien-Rupert         Vice President

Alex E. Pady                  Vice President

David D. Paich                Vice President

Kimchu Perrington             Vice President

Leo J. Peters IV              Vice President

Thomas C. Pfeifer             Vice President

Jeffrey Pietragallo           Vice President

Damien J. Porras              Vice President

Andrew Prescott               Vice President

Joseph J. Proscia             Vice President

John D. Prosperi              Vice President

Carol H. Rappa                Vice President

Jessie A. Reich               Vice President

Heidi A. Richardson           Vice President

James A. Rie                  Vice President

Lauryn A. Rivello             Vice President

Patricia A. Roberts           Vice President

Claudio Rondolini             Vice President

Craig Schorr                  Vice President

Kristin M. Seabold            Vice President

William D. Shockley           Vice President

Praveen K. Singh              Vice President

Karen Sirett                  Vice President

John F. Skaham                Vice President

Laurie L. Snively             Vice President

Orlando Soler                 Vice President

Daniel L. Stack               Vice President

Ben H. Stairs                 Vice President

Jason P. Stevens              Vice President

Peter Stiefel                 Vice President

Sharon Su                     Vice President

Kelly P. Sudafer (aka Kelly   Vice President
Sudovar)

Atsuko Takeuchi               Vice President

Scott M. Tatum                Vice President

Christopher R. Thabet         Vice President

Jay D. Tini                   Vice President

William Tohme                 Vice President

Keri-Ann S. Toritto           Vice President

Laura L. Tocchet              Vice President

Louis L. Tousignant           Vice President

Ming (Ming Kai) Tung          Vice President

Christian G. Wilson           Vice President

Stephen M. Woetzel            Vice President

Chapman Tsan Man Wong         Vice President

Joanna Wong (Chun-Yen)        Vice President

Yoshinari Yagi                Vice President

Isabelle (Hsin-I) Yen         Vice President

Scott D. Zambon               Vice President

Oscar Zarazua                 Vice President

Martin J. Zayac               Vice President

Constantin L. Andreae         Assistant Vice President

Steven D. Barbesh             Assistant Vice President

Claudio Roberto Bello         Assistant Vice President

Roy C. Bentzen                Assistant Vice President

Michael A. Bosi               Assistant Vice President

Terence I. Bradford           Assistant Vice President

James M. Broderick            Assistant Vice President

Erik Carell                   Assistant Vice President

Helena Carvalho               Assistant Vice President

Naji Choueri                  Assistant Vice President

Daisy (Sze Kie) Chung         Assistant Vice President

Christine M. Crowley          Assistant Vice President

Jamila Dalia                  Assistant Vice President

Francesca Dattola             Assistant Vice President

Marc J. Della Pia             Assistant Vice President

Michael J. Ferraro            Assistant Vice President

Robert A. Fiorentino          Assistant Vice President

Jose R. Garcia                Assistant Vice President

Michele J. Giangrande         Assistant Vice President

Cecilia N. Gomes              Assistant Vice President

Friederike Grote              Assistant Vice President

Joseph Haag                   Assistant Vice President

Lia A. Horii                  Assistant Vice President

Brian M. Horvath              Assistant Vice President

Sylvia Hsu                    Assistant Vice President

Isabelle Husson               Assistant Vice President

Jang Joong Kim                Assistant Vice President

Junko Kimura                  Assistant Vice President

Amber A. Knighten             Assistant Vice President

Aaron S. Kravitz              Assistant Vice President

Stephen J. Laffey             Assistant Vice President       Assistant Secretary
                              and Counsel

Edward G. Lamsback            Assistant Vice President

Ginnie Li                     Assistant Vice President

Jim Liu                       Assistant Vice President

David Lyons                   Assistant Vice President

Mark J. Maier                 Assistant Vice President

Matthew J. Malvey             Assistant Vice President

Francesco Martello            Assistant Vice President

Russell B. Martin             Assistant Vice President

David G. Mitchell             Assistant Vice President

Jennifer A. Mulhall           Assistant Vice President

William N. Parker             Assistant Vice President

Brian W. Paulson              Assistant Vice President

Steven Pavlovic               Assistant Vice President

Pablo Perez                   Assistant Vice President

Anthony W. Piccola            Assistant Vice President

Jared M. Piche                Assistant Vice President

Vinod B. Pittampalli          Assistant Vice President

Cameron V. Polek              Assistant Vice President

Mark A. Quarno                Assistant Vice President

Marc S. Reed                  Assistant Vice President

Jennifer B. Robinson          Assistant Vice President

Jennifer R. Rolf              Assistant Vice President

Michael J. Shavel             Assistant Vice President

Chizu Soga                    Assistant Vice President

Chang Min Song                Assistant Vice President

Susanne Stallkamp             Assistant Vice President

Matthew M. Stebner            Assistant Vice President

Michiyo Tanaka                Assistant Vice President

Miyako Taniguchi              Assistant Vice President

Damaris Torres                Assistant Vice President

Laurence Vandecasteele        Assistant Vice President

Wendy Weng                    Assistant Vice President

Jeffrey Western               Assistant Vice President

William Wielgolewski          Assistant Vice President

Colin T. Burke                Assistant Secretary

     (c)  Not applicable.

ITEM 28.  Location of Accounts and Records.

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, Texas 78278-6003 and at the offices of State Street Bank and Trust Company, the Registrant's custodian, 1 Lincoln St., Boston, MA 02111. All other records so required to be maintained are maintained at the offices of AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 29.  Management Services.

          Not applicable.

ITEM 30.  Undertakings

          Not applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 28th day of December, 2009.

                                    ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.


                                    By: Robert M. Keith*
                                        ----------------
                                        Robert M. Keith
                                        President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                   Title                         Date
     ---------                   -----                         ----

1.   Principal Executive
     Officer:

     Robert M. Keith*            President and                 December 28, 2009
     ---------------             Chief Executive Officer
     Robert M. Keith

2.   Principal Financial
     and Accounting
     Officer:

     /s/ Joseph J. Mantineo      Treasurer and                 December 28, 2009
     ----------------------      Chief Financial
         Joseph J. Mantineo      Officer


3.   All of the Directors:
     --------------------
     John H. Dobkin*
     Michael J. Downey*
     William H. Foulk, Jr.*
     D. James Guzy*
     Nancy P. Jacklin*
     Garry L. Moody*
     Marshall C. Turner, Jr.*
     Earl D. Weiner*

     *By: /s/ Andrew L. Gangolf                                December 28, 2009
          ---------------------
              Andrew L. Gangolf
              (Attorney-in-fact)

                                Index to Exhibits

Exhibit No.         Description of Exhibits

(i)                 Opinion and Consent of Seward & Kissel LLP

(j)                 Consent of Independent Registered Public Accounting Firm

SK 00250 0157 1050495